                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03290

Name of Fund: BlackRock Variable Series Funds, Inc.
              BlackRock Balanced Capital V.I. Fund
              BlackRock Basic Value V.I. Fund
              BlackRock Fundamental Growth V.I. Fund
              BlackRock Global Allocation V.I. Fund
              BlackRock Global Growth V.I. Fund
              BlackRock Government Income V.I. Fund
              BlackRock High Income V.I. Fund
              BlackRock International Value V.I. Fund
              BlackRock Large Cap Core V.I. Fund
              BlackRock Large Cap Growth V.I. Fund
              BlackRock Large Cap Value V.I. Fund
              BlackRock Money Market V.I. Fund
              BlackRock S&P 500 Index V.I. Fund
              BlackRock Total Return V.I. Fund
              BlackRock Utilities and Telecommunications V.I. Fund BlackRock Value Opportunities V.I. Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
                                       BlackRock Variable Series Funds, Inc.,
                                       800 Scudders Mill Road,
                                       Plainsboro, NJ, 08536.

Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (800) 456-4587

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 - 09/30/2008

Item 1 - Schedule of Investments

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                                                                                    SHARES         VALUE
---------------------------------------------                                                             ----------    -----------
                                                COMMON STOCKS
AEROSPACE & DEFENSE - 2.1%                      Honeywell International, Inc.                                  9,600    $   398,880
                                                United Technologies Corp.                                      7,600        456,456
                                                                                                                        -----------
                                                                                                                            855,336
                                                                                                                        -----------
AIR FREIGHT & LOGISTICS - 1.5%                  FedEx Corp.                                                    2,300        181,792
                                                United Parcel Service, Inc. Class B                            7,000        440,230
                                                                                                                        -----------
                                                                                                                            622,022
                                                                                                                        -----------
AUTOMOBILES - 0.9%                              Harley-Davidson, Inc.                                          9,800        365,540
                                                                                                                        -----------
BEVERAGES - 0.7%                                Dr. Pepper Snapple Group, Inc. (a)                            10,000        264,800
                                                                                                                        -----------
BUILDING PRODUCTS - 0.3%                        Masco Corp.                                                    7,500        134,550
                                                                                                                        -----------
CAPITAL MARKETS - 3.1%                          The Bank of New York Mellon Corp.                             17,300        563,634
                                                Invesco Ltd. (b)                                              20,500        430,090
                                                Legg Mason, Inc.                                               6,300        239,778
                                                                                                                        -----------
                                                                                                                          1,233,502
                                                                                                                        -----------
CHEMICALS - 2.6%                                The Dow Chemical Co.                                          12,700        403,606
                                                E.I. du Pont de Nemours & Co.                                 15,900        640,770
                                                                                                                        -----------
                                                                                                                          1,044,376
                                                                                                                        -----------
COMMUNICATIONS EQUIPMENT - 2.2%                 Cisco Systems, Inc. (a)                                       30,000        676,800
                                                Juniper Networks, Inc. (a)                                    10,000        210,700
                                                                                                                        -----------
                                                                                                                            887,500
                                                                                                                        -----------
COMPUTERS & PERIPHERALS - 2.9%                  Hewlett-Packard Co.                                           11,600        536,384
                                                International Business Machines Corp.                          5,500        643,280
                                                                                                                        -----------
                                                                                                                          1,179,664
                                                                                                                        -----------
CONSUMER FINANCE - 0.4%                         Discover Financial Services, Inc.                             11,600        160,312
                                                                                                                        -----------
DIVERSIFIED FINANCIAL SERVICES - 3.2%           Bank of America Corp.                                          5,000        175,000
                                                Citigroup, Inc.                                                5,100        104,601
                                                JPMorgan Chase & Co.                                          16,000        747,200
                                                Moody's Corp.                                                  7,500        255,000
                                                                                                                        -----------
                                                                                                                          1,281,801
                                                                                                                        -----------
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.5%   AT&T Inc.                                                     15,000        418,800
                                                Verizon Communications, Inc.                                  17,900        574,411
                                                                                                                        -----------
                                                                                                                            993,211
                                                                                                                        -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%       Tyco Electronics Ltd.                                          6,200        171,492
                                                                                                                        -----------
ENERGY EQUIPMENT & SERVICES - 2.6%              Schlumberger Ltd.                                              4,800        374,832
                                                Transocean, Inc.                                               2,300        252,632
                                                Weatherford International Ltd. (a)                            17,100        429,894
                                                                                                                        -----------
                                                                                                                          1,057,358
                                                                                                                        -----------
FOOD & STAPLES RETAILING - 0.6%                 Wal-Mart Stores, Inc.                                          4,000        239,560
                                                                                                                        -----------
FOOD PRODUCTS - 5.1%                            Cadbury Plc (b)                                                9,000        368,460
                                                General Mills, Inc.                                            6,100        419,192
                                                Nestle SA Registered Shares                                   15,000        648,263
                                                Unilever NV (b)                                               22,400        630,784
                                                                                                                        -----------
                                                                                                                          2,066,699
                                                                                                                        -----------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%         Baxter International Inc.                                      5,300        347,839
                                                                                                                        -----------
HEALTH CARE PROVIDERS & SERVICES - 1.1%         AmerisourceBergen Corp.                                       11,500        432,975
                                                                                                                        -----------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                                                                                    SHARES         VALUE
---------------------------------------------                                                             ----------    -----------
                                                COMMON STOCKS
HOTELS, RESTAURANTS & LEISURE - 3.0%            Carnival Corp.                                                16,500    $   583,275
                                                McDonald's Corp.                                              10,000        617,000
                                                                                                                        -----------
                                                                                                                          1,200,275
                                                                                                                        -----------
HOUSEHOLD DURABLES - 0.8%                       Sony Corp. (b)                                                 9,800        302,526
                                                                                                                        -----------
HOUSEHOLD PRODUCTS - 1.8%                       Kimberly-Clark Corp.                                          11,400        739,176
                                                                                                                        -----------
IT SERVICES - 0.7%                              Accenture Ltd. Class A                                         7,500        285,000
                                                                                                                        -----------
INDUSTRIAL CONGLOMERATES - 2.5%                 3M Co.                                                         5,000        341,550
                                                General Electric Co.                                          11,000        280,500
                                                Textron, Inc.                                                 13,100        383,568
                                                                                                                        -----------
                                                                                                                          1,005,618
                                                                                                                        -----------
INSURANCE - 4.6%                                ACE Ltd.                                                      11,000        595,430
                                                Prudential Financial, Inc.                                     8,500        612,000
                                                RenaissanceRe Holdings Ltd.                                    6,900        358,800
                                                The Travelers Cos., Inc.                                       6,500        293,800
                                                                                                                        -----------
                                                                                                                          1,860,030
                                                                                                                        -----------
INTERNET SOFTWARE & SERVICES - 0.5%             Yahoo! Inc. (a)                                               12,600        217,980
                                                                                                                        -----------
MACHINERY - 1.0%                                Dover Corp.                                                    9,900        401,445
                                                                                                                        -----------
MEDIA - 1.2%                                    CBS Corp. Class B                                             20,600        300,348
                                                Walt Disney Co.                                                6,000        184,140
                                                                                                                        -----------
                                                                                                                            484,488
                                                                                                                        -----------
METALS & MINING - 0.6%                          Alcoa, Inc.                                                   10,300        232,574
                                                                                                                        -----------
MULTILINE RETAIL - 1.1%                         J.C. Penney Co., Inc.                                          6,300        210,042
                                                Kohl's Corp. (a)                                               5,300        244,224
                                                                                                                        -----------
                                                                                                                            454,266
                                                                                                                        -----------
OIL, GAS & CONSUMABLE FUELS - 5.2%              Devon Energy Corp.                                             6,500        592,800
                                                EnCana Corp.                                                   2,400        157,752
                                                Exxon Mobil Corp.                                              4,900        380,534
                                                Murphy Oil Corp.                                               8,200        525,948
                                                Peabody Energy Corp.                                           5,000        225,000
                                                Petroleo Brasileiro SA (b)                                     5,100        224,145
                                                                                                                        -----------
                                                                                                                          2,106,179
                                                                                                                        -----------
PHARMACEUTICALS - 4.0%                          Bristol-Myers Squibb Co.                                      24,300        506,655
                                                Merck & Co., Inc.                                             10,000        315,600
                                                Schering-Plough Corp.                                         20,500        378,635
                                                Wyeth                                                         11,500        424,810
                                                                                                                        -----------
                                                                                                                          1,625,700
                                                                                                                        -----------
SEMICONDUCTORS & SEMICONDUCTOR                  Broadcom Corp. Class A (a)                                    10,000        186,300
   EQUIPMENT - 1.9%                             Intersil Corp. Class A                                        12,500        207,250
                                                Micron Technology, Inc. (a)                                   49,500        200,475
                                                Texas Instruments, Inc.                                        7,500        161,250
                                                                                                                        -----------
                                                                                                                            755,275
                                                                                                                        -----------
SOFTWARE - 2.6%                                 Electronic Arts, Inc. (a)                                      9,900        366,201
                                                Microsoft Corp.                                               25,500        680,595
                                                                                                                        -----------
                                                                                                                          1,046,796
                                                                                                                        -----------
SPECIALTY RETAIL - 0.8%                         Home Depot, Inc.                                              12,200        315,858
                                                                                                                        -----------
                                                TOTAL COMMON STOCKS - 65.4%                                              26,371,723
                                                                                                                        -----------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                              PAR
INDUSTRY                                                                                                     (000)         VALUE
---------------------------------------------                                                             ----------    -----------
                                                PREFERRED SECURITIES
                                                CAPITAL TRUSTS
COMMERCIAL BANKS - 0.1%                         BAC Capital Trust VI, 5.625%, 3/08/35                     USD     30    $    22,902
                                                                                                                        -----------
DIVERSIFIED FINANCIAL SERVICES - 0.2%           Bank of America Corp. Series M, 8.125% (c)(d)                     25         20,198
                                                JPMorgan Chase & Co., 7.90% (c)(d)                                85         71,560
                                                                                                                        -----------
                                                                                                                             91,758
                                                                                                                        -----------
                                                TOTAL PREFERRED SECURITIES - 0.3%                                           114,660
                                                                                                                        -----------
                                                FIXED INCOME SECURITIES
                                                CORPORATE BONDS
AEROSPACE & DEFENSE - 0.1%                      Honeywell International, Inc., 5.70%, 3/15/36                     30         26,086
                                                L-3 Communications Corp. Series B,
                                                   6.375%, 10/15/15                                                2          1,840
                                                                                                                        -----------
                                                                                                                             27,926
                                                                                                                        -----------
AIR FREIGHT & LOGISTICS - 0.0%                  United Parcel Service, Inc., 6.20%, 1/15/38                        5          4,650
                                                                                                                        -----------
AIRLINES - 0.0%                                 American Airlines, Inc. Series 2003-1,
                                                   3.857%, 1/09/12                                                17         15,331
                                                                                                                        -----------
CAPITAL MARKETS - 0.8%                          The Bear Stearns Cos., Inc., 6.95%, 8/10/12                       70         70,709
                                                Credit Suisse Guernsey Ltd., 5.86% (c)(d)                          5          3,785
                                                The Goldman Sachs Group, Inc., 5.25%, 10/15/13                    80         67,292
                                                Lehman Brothers Holdings, Inc.,
                                                   5.625%, 1/24/13 (a)(e)                                         70          8,750
                                                Lehman Brothers Holdings, Inc.,
                                                   6.75%, 12/28/17 (a)(e)                                         25             31
                                                Lehman Brothers Holdings, Inc. Series MTN,
                                                   7%, 9/27/27 (a)(e)                                             25          3,125
                                                Morgan Stanley Series F, 5.55%, 4/27/17                           50         30,996
                                                Morgan Stanley Series F, 5.95%, 12/28/17                         105         65,777
                                                UBS AG Series DPNT, 5.875%, 12/20/17                             100         88,792
                                                                                                                        -----------
                                                                                                                            339,257
                                                                                                                        -----------
COMMERCIAL BANKS - 0.5%                         Barclays Bank Plc, 8.55% (c)(d)(f)                                55         50,497
                                                Corporacion Andina de Fomento, 6.875%, 3/15/12                    50         52,170
                                                Royal Bank of Scotland Group Plc, 6.99% (c)(d)(f)                100         74,525
                                                Wachovia Bank NA, 6.60%, 1/15/38                                  75         44,433
                                                                                                                        -----------
                                                                                                                            221,625
                                                                                                                        -----------
CONSUMER FINANCE - 0.1%                         SLM Corp., 3%, 1/26/09 (c)                                        20         18,601
                                                SLM Corp., 5.125%, 8/27/12                                        25         16,250
                                                SLM Corp. Series A, 4%, 1/15/09                                   30         24,600
                                                                                                                        -----------
                                                                                                                             59,451
                                                                                                                        -----------
DIVERSIFIED FINANCIAL SERVICES - 1.4%           Bank of America Corp., 4.875%, 9/15/12                            65         60,064
                                                Bank of America Corp., 5.75%, 12/01/17                            45         38,159
                                                Bank of America Corp. Series K, 8% (c)(d)                         35         27,715
                                                Citigroup, Inc., 5.625%, 8/27/12                                  90         77,574
                                                Citigroup, Inc., 8.30%, 12/21/77 (c)                              50         37,253

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                              PAR
INDUSTRY                                                                                                     (000)         VALUE
---------------------------------------------                                                             ----------    -----------
                                                CORPORATE BONDS
                                                General Electric Capital Corp.,
                                                5.875%, 2/15/12 (g)                                       USD    205    $   198,715
                                                General Electric Capital Corp., 6.15%, 8/07/37                    55         42,110
                                                General Electric Capital Corp., 6.375%, 11/15/67 (c)              50         40,459
                                                JPMorgan Chase Capital XXV, 6.80%, 10/01/37                       45         34,495
                                                                                                                        -----------
                                                                                                                            556,544
                                                                                                                        -----------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%   AT&T, Inc., 6.50%, 9/10/37                                        75         63,801
                                                GTE Corp., 6.84%, 4/15/18                                         50         47,211
                                                Qwest Communications International, Inc.,
                                                   7.50%, 2/15/14                                                 15         12,975
                                                                                                                        -----------
                                                                                                                            123,987
                                                                                                                        -----------
ELECTRIC UTILITIES - 0.1%                       Florida Power & Light Co., 5.95%, 2/01/38                         25         23,212
                                                Southern California Edison Co., 5.625%, 2/01/36                   36         31,384
                                                                                                                        -----------
                                                                                                                             54,596
                                                                                                                        -----------
FOOD PRODUCTS - 0.1%                            Kraft Foods, Inc., 6.50%, 8/11/17                                 35         33,677
                                                                                                                        -----------
HEALTH CARE PROVIDERS & SERVICES - 0.1%         UnitedHealth Group, Inc., 5.80%, 3/15/36                          25         18,966
                                                                                                                        -----------
HOTELS, RESTAURANTS & LEISURE - 0.0%            American Real Estate Partners LP, 7.125%, 2/15/13                  5          3,825
                                                                                                                        -----------
INSURANCE - 0.3%                                American International Group, Inc., 8.75%, 5/15/58
                                                   (c)(e)                                                         50          8,010
                                                American International Group, Inc., 6.25%, 3/15/87                15          2,403
                                                Chubb Corp., 6.375%, 3/29/67 (c)                                  25         19,064
                                                Lincoln National Corp., 7%, 5/17/66 (c)                           25         19,065
                                                MetLife, Inc., 6.40%, 12/15/66                                    45         28,055
                                                Progressive Corp., 6.70%, 6/15/37 (c)                             35         28,517
                                                The Travelers Cos., Inc., 6.25%, 3/15/67 (c)                      25         19,228
                                                                                                                        -----------
                                                                                                                            124,342
                                                                                                                        -----------
MEDIA - 0.9%                                    CSC Holdings, Inc. Series B, 8.125%, 7/15/09                       5          4,950
                                                Cablevision Systems Corp. Series B,
                                                   8.334%, 4/01/09 (c)                                            30         29,625
                                                Comcast Corp., 5.85%, 1/15/10                                     50         50,293
                                                Comcast Corp., 6.50%, 1/15/17                                     50         46,993
                                                Comcast Corp., 6.45%, 3/15/37                                     30         24,197
                                                Comcast Corp., 6.95%, 8/15/37                                     30         25,588
                                                Cox Communications, Inc., 7.125%, 10/01/12                        30         30,566
                                                News America, Inc., 6.40%, 12/15/35                               40         33,601
                                                News America, Inc., 6.75%, 1/09/38                                85         82,736
                                                Time Warner Cable, Inc., 5.85%, 5/01/17                           50         44,052
                                                                                                                        -----------
                                                                                                                            372,601
                                                                                                                        -----------
METALS & MINING - 0.1%                          Freeport-McMoRan Copper & Gold, Inc.,
                                                   7.084%, 4/01/15 (c)                                            10          9,579
                                                Freeport-McMoRan Copper & Gold, Inc.,
                                                   8.25%, 4/01/15                                                 15         14,737
                                                Freeport-McMoRan Copper & Gold, Inc.,
                                                   8.375%, 4/01/17                                                30         29,550
                                                                                                                        -----------
                                                                                                                             53,866
                                                                                                                        -----------
MULTI-UTILITIES - 0.1%                          Xcel Energy, Inc., 6.50%, 7/01/36                                 20         18,001
                                                                                                                        -----------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                              PAR
INDUSTRY                                                                                                     (000)         VALUE
---------------------------------------------                                                             ----------    -----------
                                                CORPORATE BONDS
OIL, GAS & CONSUMABLE FUELS - 0.4%              Anadarko Petroleum Corp., 5.95%, 9/15/16                  USD     25    $    22,978
                                                Anadarko Petroleum Corp., 6.45%, 9/15/36                          20         15,681
                                                Colonial Pipeline Co., 7.63%, 4/15/32 (f)                         25         25,361
                                                MidAmerican Energy Holdings Co., 5.95%, 5/15/37                   25         20,464
                                                Motiva Enterprises LLC, 5.20%, 9/15/12 (f)                        60         61,755
                                                Petrobras International Finance Co.,
                                                   5.875%, 3/01/18                                                15         13,633
                                                Tennessee Gas Pipeline Co., 7%, 10/15/28                           5          4,285
                                                                                                                        -----------
                                                                                                                            164,157
                                                                                                                        -----------
PHARMACEUTICALS - 0.2%                          Eli Lilly & Co., 7.125%, 6/01/25                                   5          5,755
                                                GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13                     25         24,543
                                                Wyeth, 6%, 2/15/36                                                40         37,261
                                                                                                                        -----------
                                                                                                                             67,559
                                                                                                                        -----------
SOFTWARE - 0.1%                                 Oracle Corp., 5.75%, 4/15/18                                      20         18,570
                                                                                                                        -----------
                                                TOTAL CORPORATE BONDS - 5.6%                                              2,278,931
                                                                                                                        -----------
                                                FOREIGN GOVERNMENT OBLIGATIONS
                                                Bundesrepublik Deutschland Series 05, 4%, 1/04/37         EUR     25         31,848
                                                Bundesrepublik Deutschland Series 07,
                                                   4.25%, 7/04/39                                                 50         66,363
                                                Mexican Bonos Series M 10, 7.25%, 12/15/16                MXN    400         34,066
                                                Mexican Bonos Series M 20, 10%, 12/05/24                       1,370        142,184
                                                Mexico Government International Bond,
                                                   6.375%, 1/16/13                                        USD     15         15,420
                                                United Kingdom Gilt, 5%, 3/07/12                          GBP    100        182,723
                                                                                                                        -----------
                                                TOTAL FOREIGN GOVERNMENT OBLIGATIONS - 1.2%                                 472,604
                                                                                                                        -----------
                                                ASSET-BACKED SECURITIES
                                                ACE Securities Corp. Series 2005-ASP1 Class M1, 3.939%,
                                                   9/25/35 (c)                                            USD    100         32,200
                                                American Express Issuance Trust Series 2008-2 Class A,
                                                   4.02%, 1/18/11                                                105        104,492
                                                Bank of America Credit Card Trust Series 2008-A9
                                                   Class A9, 4.07%, 7/16/12                                      105        104,222
                                                Capital Auto Receivables Asset Trust Series 2006-1
                                                   Class A4, 5.04%, 5/17/10                                      200        198,696
                                                Chase Issuance Trust Series 2007-A17
                                                   Class A, 5.12%, 10/15/14                                      100         97,544
                                                Chase Issuance Trust Series 2008-A9
                                                   Class A9, 4.26%, 5/15/13                                      110        107,181
                                                Citibank Omni Master Trust Series 2007-A9A
                                                   Class A9, 5.281%, 12/23/13 (c)                                120        119,292
                                                Countrywide Asset Backed Certificates
                                                   Series 2004-5 Class A, 3.709%, 10/25/34 (c)                    18         16,701
                                                Countrywide Asset Backed Certificates
                                                   Series 2004-13 Class AF4, 4.583%, 1/25/33 (c)                  50         48,627
                                                Countrywide Asset Backed Certificates
                                                   Series 2007-5 Class 2A1, 3.359%, 9/25/47 (c)                  125        118,456

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                              PAR
                                                                                                             (000)         VALUE
                                                                                                          ----------    -----------
                                                ASSET-BACKED SECURITIES
                                                Irwin Home Equity Corp. Series 2005-C Class 1A1, 3.519%,
                                                   4/25/30 (c)                                            USD     15    $    14,083
                                                Lehman XS Trust Series 2005-5N Class 3A2,
                                                   3.619%, 11/25/35 (c)                                           46         19,993
                                                MBNA Credit Card Master Note Trust Series 2002-A5
                                                   Class A5, 4.74%, 10/17/11 (c)                                 110        109,367
                                                Morgan Stanley ABS Capital I Series 2005-HE1
                                                   Class A2MZ, 3.51%, 12/25/34 (c)                                 8          5,782
                                                Morgan Stanley Home Equity Loans Series 2007-2 Class A1,
                                                   3.359%, 4/25/37 (c)                                           122        113,449
                                                New Century Home Equity Loan Trust Series 2005-2
                                                   Class A2MZ, 3.519%, 6/25/35 (c)                                21         16,183
                                                Park Place Securities, Inc. Series 2005-WCH1
                                                   Class A1B, 3.559%, 1/25/35 (c)                                  6          5,262
                                                Park Place Securities, Inc. Series 2005-WCH1
                                                   Class A3D, 3.599%, 1/25/35 (c)                                  6          4,900
                                                Residential Asset Mortgage Products, Inc. Series
                                                   2005-RS3 Class AI2, 3.429%, 3/25/35 (c)                        13         11,161
                                                Residential Asset Mortgage Products, Inc. Series
                                                   2007-RZ1 Class A1, 3.329%, 2/25/37 (c)                         56         54,251
                                                SLM Student Loan Trust Series 2008-5 Class A2, 4.635%,
                                                   10/25/16 (c)                                                  120        118,441
                                                SLM Student Loan Trust Series 2008-5 Class A4, 5.235%,
                                                   7/25/23 (c)                                                   100         99,162
                                                Structured Asset Investment Loan Trust
                                                   Series 2003-BC6 Class M1, 4.009%, 7/25/33 (c)                 147        135,947
                                                Structured Asset Investment Loan Trust
                                                   Series 2003-BC7 Class M1, 4.384%, 7/25/33 (c)                 129         84,415
                                                Structured Asset Investment Loan Trust
                                                   Series 2004-8 Class M4, 4.259%, 9/25/34 (c)                   100         60,000
                                                Structured Asset Securities Corp. Series 2004-23XS
                                                   Class 2A1, 3.559%, 1/25/35 (c)                                 34         22,248
                                                USAA Auto Owner Trust Series 2005-3 Class A4, 4.63%,
                                                   5/15/12                                                       150        147,863
                                                World Omni Auto Receivables Trust Series 2006-B
                                                   Class A3, 5.15%, 11/15/10                                     159        159,492
                                                                                                                        -----------
                                                TOTAL ASSET-BACKED SECURITIES- 5.3%                                       2,129,410
                                                                                                                        -----------
                                                NON-U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
COLLATERALIZED MORTGAGE                         Bear Stearns Adjustable Rate Mortgage Trust Series
   OBLIGATIONS - 4.9%                              2005-4 Class 3A1, 5.372%, 8/25/35 (c)                         434        388,537
                                                Bear Stearns Adjustable Rate Mortgage Trust Series
                                                   2006-2 Class 2A1, 5.65%, 7/25/36 (c)                          156        111,138

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                              PAR
                                                                                                             (000)         VALUE
                                                                                                          ----------    -----------
                                                NON-U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
                                                Citimortgage Alternative Loan Trust Series 2007-A8
                                                   Class A1, 6%, 10/25/37                                 USD     94    $    69,223
                                                Countrywide Alternative Loan Trust
                                                   Series 2006-01A0 Class 1A1, 3.815%, 8/25/46 (c)                20         12,577
                                                Countrywide Home Loan Mortgage Pass-Through Trust Series
                                                   2006-0A5 Class 2A1, 3.459%, 4/25/46 (c)                        18         11,123
                                                Countrywide Home Loan Mortgage Pass-Through Trust Series
                                                   2006-0A5 Class 3A1, 3.459%, 4/25/46 (c)                        43         26,026
                                                Countrywide Home Loan Mortgage Pass-Through Trust Series
                                                   2007-J3 Class A10, 6%, 7/25/37                                 94         63,570
                                                Deutsche Alt-A Securities, Inc. Alternate Loan Trust
                                                   Series 2006-0A1 Class A1, 3.459%, 2/25/47 (c)                   8          5,032
                                                First Horizon Asset Securities, Inc. Series 2005-AR3
                                                   Class 3A1, 5.499%, 8/25/35 (c)                                 36         32,638
                                                Harborview Mortgage Loan Trust Series 2006-9
                                                   Class 2A1A, 4.488%, 11/19/36 (c)                               35         21,583
                                                Impac Secured Assets CMN Owner Trust
                                                   Series 2004-3 Class 1A4, 3.659%, 11/25/34 (c)                  18         14,105
                                                Structured Adjustable Rate Mortgage Loan Trust Series
                                                   2007-3 Class 2A1, 5.731%, 4/25/37 (c)                         128        100,510
                                                Structured Asset Securities Corp. Series 2005-GEL2
                                                   Class A, 3.539%, 4/25/35 (c)                                   14         12,147
                                                Structured Asset Securities Corp. Series 2005-OPT1
                                                   Class A4M, 3.609%, 11/25/35 (c)                                36         31,307
                                                WaMu Mortgage Pass-Through Certificates Series 2006-AR18
                                                   Class 1A1, 5.342%, 1/25/37 (c)                                 74         58,287
                                                WaMu Mortgage Pass-Through Certificates Series 2007-0A4
                                                   Class 1A, 3.435%, 5/25/47 (c)                                  23         13,572
                                                WaMu Mortgage Pass-Through Certificates Series 2007-0A5
                                                   Class 1A, 3.828%, 6/25/47 (c)                                  45         27,881
                                                WaMu Mortgage Pass-Through Certificates Series 2007-HY3
                                                   Class 1A1, 5.662%, 3/25/37 (c)                                392        299,781
                                                Washington Mutual Alternative Mortgage Pass-Through
                                                   Certificates Series 2007-OC1 Class A, 3.499%,
                                                   1/25/47 (c)                                                   176         99,970
                                                Wells Fargo Mortgage Backed Securities Trust Series
                                                   2005-AR15 Class 2A1, 5.113%, 9/25/35 (c)                      227        195,612
                                                Wells Fargo Mortgage Backed Securities Trust Series
                                                   2006-AR2 Class 2A5, 5.106%, 3/25/36 (c)                       220        195,220
                                                Wells Fargo Mortgage Backed Securities Trust Series
                                                   2006-AR3 Class A4, 5.703%, 3/25/36 (c)                        142        114,149
                                                Wells Fargo Mortgage Backed Securities Trust Series
                                                   2006-AR12 Class 2A1, 6.10%, 9/25/36 (c)                        34         29,578

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                              PAR
                                                                                                             (000)         VALUE
                                                                                                          ----------    -----------
                                                NON-U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
                                                Wells Fargo Mortgage Backed Securities Trust Series
                                                   2006-AR17 Class A1, 5.331%, 10/25/36 (c)               USD     60    $    47,503
                                                                                                                        -----------
                                                                                                                          1,981,069
                                                                                                                        -----------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.9%    Bank of America Commercial Mortgage, Inc. Series 2006-2
                                                   Class A4, 5.739%, 5/10/45 (c)                                 250        226,240
                                                Citigroup Commercial Mortgage Trust Series 2006-C5
                                                   Class AJ, 5.482%, 10/15/49                                     25         18,000
                                                Citigroup/Deutsche Bank Commercial Mortgage Trust Series
                                                   2007-CD5 Class A4, 5.886%, 11/15/44 (c)                        50         42,858
                                                Commercial Mortgage Pass-Through Certificates Series
                                                   2004-LB3A Class A3, 5.09%, 7/10/37 (c)                         40         38,934
                                                First Union-Lehman Brothers-Bank of America Series
                                                   1998-C2 Class B, 6.64%, 11/18/35                               82         82,036
                                                GE Capital Commercial Mortgage Corp. Series 2001-2
                                                   Class A4, 6.29%, 8/11/33                                      170        169,609
                                                GMAC Commercial Mortgage Securities, Inc. Series 2004-C3
                                                   Class AAB, 4.702%, 12/10/41                                   400        371,658
                                                GS Mortgage Securities Corp. II Series 2006-GG6
                                                   Class A2, 5.506%, 4/10/38 (c)                                 150        145,865
                                                Greenwich Capital Commercial Funding Corp. Series
                                                   2004-GG1 Class A4, 4.755%, 6/10/36                            170        167,194
                                                Greenwich Capital Commercial Funding Corp. Series
                                                   2006-GG7 Class A4, 5.914%, 7/10/38 (c)                        150        136,298
                                                JPMorgan Chase Commercial Mortgage Securities Corp.
                                                   Series 2006-CB15 Class A4, 5.814%, 6/12/43 (c)                250        224,425
                                                JPMorgan Chase Commercial Mortgage Securities Corp.
                                                   Series 2006-LDP7 Class A4, 5.875%, 4/15/45 (c)                250        226,060
                                                JPMorgan Chase Commercial Mortgage Securities Corp.
                                                   Series 2007-LD1 Class A2, 5.804%, 6/15/49 (c)                  50         47,053
                                                JPMorgan Chase Commercial Mortgage Securities Corp.
                                                   Series 2007-LD12 Class A2, 5.827%, 2/15/51                     35         32,792
                                                LB Commercial Conduit Mortgage Trust Series 1999-C1
                                                   Class A2, 6.78%, 6/15/31                                      139        139,123
                                                LB-UBS Commercial Mortgage Trust Series 2005-C3
                                                   Class A5, 4.739%, 7/15/30                                     150        133,521
                                                LB-UBS Commercial Mortgage Trust Series 2007-C2
                                                   Class A3, 5.43%, 2/15/40                                      100         83,878
                                                Morgan Stanley Capital I Series 2006-IQ11 Class A2,
                                                   5.693%, 10/15/42 (c)                                           30         29,085

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                              PAR
                                                                                                             (000)         VALUE
                                                                                                          ----------    -----------
                                                NON-U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
                                                Morgan Stanley Capital I Series 2007-HQ12 Class A2,
                                                   5.812%, 4/12/49 (c)                                    USD     25    $    23,378
                                                Wachovia Bank Commercial Mortgage Trust Series 2005-C21
                                                   Class A3, 5.274%, 10/15/44 (c)                                 40         39,086
                                                                                                                        -----------
                                                                                                                          2,377,093
                                                                                                                        -----------
                                                TOTAL NON-U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
                                                   SECURITIES - 10.8%                                                     4,358,162
                                                                                                                        -----------
                                                U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
                                                Fannie Mae Guaranteed Pass-Through Certificates:
                                                   4.00%, 10/20/38 (h)                                           100         95,094
                                                   4.862%, 8/01/38 (c)                                           100         98,660
                                                   5.00%, 10/15/23 - 10/15/38 (h)                              1,298      1,274,475
                                                   5.50%, 10/01/20 - 10/15/38 (h)                              2,877      2,870,517
                                                   6.00%, 6/01/20 - 10/15/38 (h)                               1,706      1,730,072
                                                   6.50%, 7/01/32 - 10/15/38 (h)                               1,170      1,200,552
                                                Freddie Mac Mortgage Participation Certificates:
                                                   5.00%, 6/01/36 - 10/15/38 (h)                                 332        323,110
                                                   5.202%, 12/01/35 (c)                                           72         72,518
                                                   5.235%, 7/01/38 (c)                                            75         75,106
                                                   5.306%, 8/01/38 (c)                                            75         75,667
                                                   5.34%, 7/01/38 (c)                                             75         73,789
                                                   5.50%, 9/01/19 - 10/15/38 (h)                                 669        666,781
                                                   6.00%, 6/01/35 - 10/15/38 (h)                                 284        287,561
                                                   7.00%, 12/01/31 - 7/01/32                                      33         34,941
                                                Ginnie Mae MBS Certificates:
                                                   6.00%, 12/20/37 - 10/21/38 (h)                                390        395,463
                                                   6.50%, 10/18/37 (h)                                           100        102,125
                                                   7.00%, 12/15/30                                                93         97,251
                                                                                                                        -----------
                                                TOTAL U.S. GOVERNMENT AGENCY
                                                   MORTGAGE-BACKED SECURITIES - 23.5%                                     9,473,682
                                                                                                                        -----------
                                                U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -
                                                   COLLATERALIZED MORTGAGE OBLIGATIONS
                                                Fannie Mae Trust Series 378 Class 4, 5%, 7/01/36 (i)             231         45,554
                                                Fannie Mae Trust Series 2005-69 Class LE,
                                                   5.50%, 11/25/33                                               208        211,158
                                                Fannie Mae Trust Series 2006-9 Class DA,
                                                   5.50%, 7/25/25                                                 99        100,329
                                                Freddie Mac Multiclass Certificates Series 2684
                                                   Class SP, 4.986%, 1/15/33 (i)                                 100         14,540
                                                Freddie Mac Multiclass Certificates Series 3068
                                                   Class VA, 5.50%, 10/15/16                                      64         64,551

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                              PAR
                                                                                                             (000)         VALUE
                                                                                                          ----------    -----------
                                                U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
                                                SECURITIES - COLLATERALIZED MORTGAGE OBLIGATIONS
                                                Freddie Mac Multiclass Certificates Series 3087
                                                   Class VA, 5.50%, 3/15/15                               USD    181    $   184,015
                                                Freddie Mac Multiclass Certificates Series 3208
                                                   Class PS, 4.586%, 8/15/36 (i)                                  84          8,764
                                                                                                                        -----------
                                                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
                                                   BACKED SECURITIES - COLLATERALIZED
                                                   MORTGAGE OBLIGATIONS - 1.6%                                              628,911
                                                                                                                        -----------
                                                U.S. GOVERNMENT & AGENCY OBLIGATIONS
                                                Fannie Mae, 2.875%, 10/12/10                                     140        139,360
                                                Federal Home Loan Banks, 5.625%, 6/11/21                         140        148,398
                                                Freddie Mac, 5.75%, 6/27/16                                      100         99,171
                                                U.S. Treasury Bonds, 6.25%, 8/15/23                               15         18,010
                                                U.S. Treasury Inflation Indexed Bonds,
                                                   3.875%, 1/15/09                                               178        177,867
                                                U.S. Treasury Inflation Indexed Bonds,
                                                   1.625%, 1/15/15                                               346        336,434
                                                U.S. Treasury Inflation Indexed Bonds,
                                                   2.375%, 1/15/25                                                29         28,261
                                                U.S. Treasury Inflation Indexed Bonds,
                                                   1.75%, 1/15/28                                                 79         68,689
                                                U.S. Treasury Notes, 4%, 8/15/18                                  20         20,284
                                                U.S. Treasury Notes, 4.375%, 2/15/38                              40         40,509
                                                                                                                        -----------
                                                TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.7%                         1,076,983
                                                                                                                        -----------
                                                TOTAL FIXED INCOME SECURITIES - 50.7%                                    20,418,683
                                                                                                                        -----------
                                                TOTAL LONG-TERM INVESTMENTS
                                                   (COST - $48,041,848) - 116.4%                                         46,905,066
                                                                                                                        -----------

                                                                                                          BENEFICIAL
                                                                                                           INTEREST
                                                                                                             (000)
                                                                                                          ----------
                                                SHORT-TERM SECURITIES
                                                BlackRock Liquidity Series, LLC Cash Sweep
                                                   Series, 2.59% (j)(k)                                          851        851,114
                                                                                                                        -----------
                                                TOTAL SHORT-TERM SECURITIES
                                                   (COST - $851,114) - 2.1%                                                 851,114
                                                                                                                        -----------

                                                                                                          CONTRACTS+
                                                                                                          ----------
                                                OPTIONS PURCHASED
CALL OPTIONS                                    Receive a fixed rate of 5.78% and pay a floating rate
                                                   based on 3-month LIBOR, expiring August 2010                    1         54,160
                                                Receive a fixed rate of 5.86% and pay a floating rate
                                                   based on 3-month LIBOR, expiring August 2011                   --(l)      37,168
                                                Pay a fixed rate of 4.12% and pay a floating rate
                                                   based on 3-month LIBOR, expiring September 2009                --(l)       6,574
                                                                                                                        -----------
                                                                                                                             97,902
                                                                                                                        -----------
PUT OPTIONS                                     Pay a fixed rate of 4.12% and receive a floating rate
                                                   based 3-month LIBOR, expiring September 2009                   --(l)      19,598

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                          CONTRACTS+       VALUE
                                                                                                          ----------    -----------
                                                OPTIONS PURCHASED
                                                Pay a fixed rate of 6.50% and receive a floating rate
                                                   based on 3-month LIBOR, expiring September 2009                --(l) $       612
                                                Pay a fixed rate of 6.50% and received a floating rate
                                                   based on 3-month LIBOR, expiring September 2009                --(l)       2,434
                                                                                                                        -----------
                                                                                                                             22,644
                                                                                                                        -----------
PUT SWAPTIONS                                   Pay a fixed rate of 5.78% and receive a floating rate
                                                   based 3-month LIBOR, expiring August 2010                       1         12,939
                                                Pay a fixed rate of 5.86% and receive a floating rate
                                                   based 3-month LIBOR, expiring August 2011                      --(l)      11,280
                                                                                                                        -----------
                                                                                                                             24,219
                                                                                                                        -----------
                                                TOTAL OPTIONS PURCHASED
                                                   (COST - $106,811) - 0.4%                                                 144,765
                                                                                                                        -----------
                                                TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS AND
                                                   OPTIONS WRITTEN
                                                   (COST - $48,999,773*) - 118.9%                                        47,900,945
                                                                                                                        -----------

                                                                                                              PAR
                                                                                                             (000)
                                                                                                          ----------
                                                TBA SALE COMMITMENTS
                                                Fannie Mae Guaranteed Pass-Through Certificates:
                                                   5.50%,10/01/20 - 10/15/38                              USD   (900)      (898,205)
                                                   6%, 6/01/20 - 10/15/38                                       (900)      (912,455)
                                                   6.50%, 7/01/32 - 10/15/38                                    (700)      (717,836)
                                                                                                                        -----------
                                                TOTAL TBA SALE COMMITMENTS
                                                   (PROCEEDS RECEIVED - $2,547,953) - (6.3)%                             (2,528,496)
                                                                                                                        -----------

                                                                                                          CONTRACTS+
                                                                                                          ----------
                                                OPTIONS WRITTEN
CALL SWAPTIONS                                  Pay a fixed rate of 4.20% and receive a floating rate
                                                   based 3-month LIBOR, expiring November  2008                   --(l)      (2,679)
                                                Pay a fixed rate of 4.74% and receive a floating rate
                                                   based on 3-month LIBOR, expiring May 2009                       1        (19,907)
                                                Pay a fixed rate of 4.875% and receive a floating rate
                                                   based on 3-month LIBOR, expiring May 2010                      --(l)     (14,685)
                                                Pay a fixed rate of 5.40% and receive a floating rate
                                                   based on 3-month LIBOR, expiring December 2010                 --(l)     (14,291)
                                                Pay a fixed rated of 4.87% and receive a floating rate
                                                   based on 3-month LIBOR, expiring February 2010                 --(l)     (24,193)
                                                                                                                        -----------
                                                                                                                            (75,755)
                                                                                                                        -----------
PUT SWAPTIONS                                   Receive a fixed rate of 3.30% and pay a floating rate
                                                   based on 3-month LIBOR, expiring October 2008                   2         (7,982)
                                                Receive a fixed rate of 4.70% and pay a floating rate
                                                   based on 3-month LIBOR, expiring November 2008                 --(l)      (3,712)
                                                Receive a fixed rate of 4.74% and pay a floating rate
                                                   based on 3-month LIBOR, expiring May 2009                      --(l)     (14,218)

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                          CONTRACTS+       VALUE
                                                                                                          ----------    -----------
                                                OPTIONS WRITTEN
                                                Receive a fixed rate of 4.87% and pay a floating rate
                                                   based on 3-month LIBOR expiring  February 2010                  1    $   (20,105)
                                                Receive a fixed rate of 4.875% and pay a floating rate
                                                   based on 3-month LIBOR, expiring May 2010                       -(l)     (13,268)
                                                Receive a fixed rate of 5.40% and pay a floating rate
                                                   based on 3-month LIBOR, expiring December 2010                  -(l)      (6,885)
                                                                                                                        -----------
                                                                                                                            (66,170)
                                                                                                                        -----------
                                                TOTAL OPTIONS WRITTEN
                                                   (PREMIUMS RECEIVED - $142,355) - (0.4)%                                 (141,925)
                                                                                                                        -----------
                                                TOTAL INVESTMENTS, NET OF TBA SALE COMMITMENTS AND
                                                   OPTIONS WRITTEN - 112.2%                                              45,230,524
                                                LIABILITIES IN EXCESS OF OTHER ASSETS - (12.2)%                          (4,907,675)
                                                                                                                        -----------
                                                NET ASSETS - 100.0%                                                     $40,322,849
                                                                                                                        ===========

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $49,509,466
                                ===========
Gross unrealized appreciation   $ 4,524,689
Gross unrealized depreciation    (6,133,210)
                                -----------
Net unrealized depreciation     $(1,608,521)
                                ===========

+    One contract represents a notional amount of $1,000,000.

(a)  Non-income producing security.

(b)  Depositary receipts.

(c)  Variable rate security. Rate shown is as of report date.

(d)  Security is perpetual in nature and has no stated maturity date.

(e)  Issuer filed for bankruptcy or is in default of interest payments.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(h) Represents or includes a "to-be-announced" transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.

(i) Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                       NET
                                                    ACTIVITY
AFFILIATE                                             (000)     INCOME
---------                                           --------   -------
BlackRock Liquidity Series, LLC Cash Sweep Series     $634     $25,278

(k)  Represents the current yield as of report date.

(l)  Less than $1,000,000.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

- Financial futures contracts purchased as of September 30, 2008 were as follows:

                                                                           UNREALIZED
                                                                          APPRECIATION
CONTRACTS              ISSUE             EXPIRATION DATE    FACE VALUE   (DEPRECIATION)
---------   --------------------------   ---------------   -----------   --------------
     9       5-Year U.S. Treasury Bond    December 2008     $1,020,510      $(10,401)
    11      10-Year U.S. Treasury Bond    December 2008     $1,273,740       (12,865)
     3          Euro - DollarFuture         June 2009       $  726,759           441
     1               Long Gilt            December 2008     $  198,670           715
                                                                            --------
TOTAL                                                                       $(22,110)
                                                                            ========

-    Financial futures contracts sold as of September 30, 2008 were as follows:

                                                                           UNREALIZED
                                                                          APPRECIATION
CONTRACTS              ISSUE             EXPIRATION DATE    FACE VALUE   (DEPRECIATION)
---------   --------------------------   ---------------   -----------   --------------
     8       2-Year U.S. Treasury Bond    December 2008     $1,702,914      $(4,586)
    12      30-Year U.S. Treasury Bond    December 2008     $1,412,566        6,494
                                                                            -------
TOTAL                                                                       $ 1,908
                                                                            =======

- Foreign currency exchange contracts as of September 30, 2008 were as follows:

                                            UNREALIZED
 CURRENCY      CURRENCY      SETTLEMENT    APPRECIATION
 PURCHASED       SOLD           DATE      (DEPRECIATION)
----------   -------------   ----------   --------------
USD 25,000   AUD    20,948    10/03/08       $ 1,192
USD 20,000   AUD    16,781    10/03/08           977
AUD 73,471   USD    88,000    10/03/08        (3,934)
USD 83,920   EUR    53,621    10/23/08         8,243
USD 10,986   EUR     7,000    10/23/08         1,107
USD 14,864   EUR    10,000    10/23/08           751
USD180,931   GBP   103,000    10/23/08        (2,529)
USD 35,968   JPY 3,855,000    10/23/08          (417)
USD    712   JPY    74,500    10/23/08             8
USD139,871   JPY14,685,000    10/23/08         1,271
USD 99,901   MXN 1,004,500    10/23/08         8,331
USD 87,346   MXN   895,500    10/23/08         5,713
                                             -------
TOTAL                                        $20,713
                                             =======

-    Currency Abbreviations:

AUD   Australian Dollar
EUR   Euro
GBP   British Pound
JPY   Japanese Yen
MXN   Mexican Peso
USD   U.S. Dollar

-    Swaps outstanding as of September 30, 2008 were as follows:

                                                                                  NOTIONAL     UNREALIZED
                                                                                   AMOUNT     APPRECIATION
                                                                                    (000)    (DEPRECIATION)
                                                                                  --------   --------------
Receive a fixed rate of 3.401% and pay 3.875% on Treasury Inflation Protected
   Securities (TIPS) adjusted principal
Broker, JPMorgan Chase
Expires January 2009                                                              USD  171     $  (5,585)

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                  NOTIONAL     UNREALIZED
                                                                                   AMOUNT     APPRECIATION
                                                                                    (000)    (DEPRECIATION)
                                                                                  --------   --------------
Bought credit default protection on RadioShack Corp. and pay 1.16%
Broker, UBS Warburg
Expires December 2010                                                             USD   60     $     245
Bought credit default protection on Limited Brands, Inc. and pay 1.065%
Broker, UBS Warburg
Expires December 2010                                                             USD   60         1,896
Bought credit default protection on Sara Lee Corp. and pay 0.604%
Broker, JPMorgan Chase
Expires March 2011                                                                USD   60          (263)
Bought credit default protection on Computer Sciences Corp. and pay 0.88%
Broker, Morgan Stanley Capital Services Inc.
Expires June 2011                                                                 USD   60          (585)
Receive a fixed rate of 4.946% and pay a floating rate based on 3-month LIBOR
Broker, Citibank NA
Expires December 2011                                                             USD  500        17,815
Receive a fixed rate of 4.897% and pay a floating rate based on 3-month LIBOR
Broker, JPMorgan Chase
Expires December 2011                                                             USD1,000        34,165
Receive a fixed rate of 4.867% and pay a floating rate based on 3-month LIBOR
Broker, UBS Warburg
Expires October 2012                                                              USD  400        13,259
Receive a fixed rate of 5.023% and pay a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG London
Expires October 2012                                                              USD  500        19,395

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                  NOTIONAL     UNREALIZED
                                                                                   AMOUNT     APPRECIATION
                                                                                    (000)    (DEPRECIATION)
                                                                                  --------   --------------
Pay a fixed rate of 3.393% and receive a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG London
Expires March 2013                                                                USD  600     $  14,415
Receive a fixed rate of 3.66375% and pay a floating rate based on 3-month LIBOR
Broker, Citibank NA
Expires April 2013                                                                USD  300        (4,711)
Receive a fixed rate of 5.14% and pay a floating rate based on 6-month British
   Pound Sterling LIBOR
Broker, Deutsche Bank AG London
Expires April 2013                                                                GBP  100          (713)
Receive a fixed rate of 4.47% and pay a floating rate based on 3-month LIBOR
Broker, Citibank NA
Expires June 2013                                                                 USD  500         9,349
Receive a fixed rate of 4.265% and pay a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG London
Expires July 2013                                                                 USD  300         2,459
Bought credit default protection on Eastman Chemical Co. and pay 0.68%
Broker, Morgan Stanley Capital Services Inc.
Expires September 2013                                                            USD  55           (266)
Pay a fixed rate of 5.725% and receive a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG London
Expires June 2017                                                                 USD  400       (37,573)
Pay a fixed rate of 5.722% and receive a floating rate based on 3-month LIBOR
Broker, Citibank NA
Expires July 2017                                                                 USD  700       (65,539)

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                  NOTIONAL     UNREALIZED
                                                                                   AMOUNT     APPRECIATION
                                                                                    (000)    (DEPRECIATION)
                                                                                  --------   --------------
Pay a fixed rate of 5.6425% and receive a floating rate based on 3-month LIBOR
Broker, Citibank NA
Expires July 2017                                                                 USD  300     $ (26,360)
Pay a fixed rate of 5.762% and receive a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG London
Expires July 2017                                                                 USD  700       (68,013)
Pay a fixed rate of 5.775% and receive a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG London
Expires July 2017                                                                 USD  700       (68,472)
Receive a fixed rate of 5.324% and pay a floating rate based on 3-month LIBOR
Broker, Citibank NA
Expires August 2017                                                               USD1,000        52,902
Pay a fixed rate of 5.305% and receive a floating rate based on 3-month LIBOR
Broker, Citibank NA
Expires October 2017                                                              USD  800       (51,002)
Pay a fixed rate of 4.585% and receive a floating rate based on 3-month LIBOR
Broker, Credit Suisse First Boston International
Expires January 2018                                                              USD  400        (3,742)
Receive a fixed rate of 4.311% and pay a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG London
Expires May 2018                                                                  USD  500        (6,055)
Receive a fixed rate of 4.885% and pay a floating rate based on 3-month LIBOR
Broker, Goldman Sachs & Co.
Expires June 2018                                                                 USD  100         3,367

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                  NOTIONAL     UNREALIZED
                                                                                   AMOUNT     APPRECIATION
                                                                                    (000)    (DEPRECIATION)
                                                                                  --------   --------------
Pay a fixed rate of 4.205% and receive a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG London
Expires September 2018                                                            USD  200     $   4,215
Receive a fixed rate of 4.46% and pay a floating rate based on 3-month LIBOR
Broker, Citibank NA
Expires October 2018                                                              USD  500        (1,979)
Pay a fixed rate of 4.65% and receive a floating rate based on 3-month LIBOR
Broker, UBS Warburg
Expires November 2018                                                             USD  100        (1,111)
Receive a fixed rate of 5.409% and pay a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG London
Expires April 2027                                                                USD  100         8,989
                                                                                               ---------
TOTAL                                                                                          $(159,498)
                                                                                               =========

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

- Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

          - Level 1 - price quotations in active markets/exchanges for identical securities

          - Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

          - Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

VALUATION   INVESTMENTS IN   OTHER FINANCIAL
  INPUTS      SECURITIES       INSTRUMENTS*
---------   --------------   ---------------
Level 1       $30,906,089       $ (20,202)
Level 2        14,321,595        (135,945)
Level 3                --              --
              -----------       ---------
TOTAL         $45,227,684       $(156,147)
              ===========       =========

* Other financial instruments are swaps, futures, foreign currency exchange contracts and options.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BASIC VALUE V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

            INDUSTRY                          COMMON STOCKS                               SHARES       VALUE     PERCENT
            --------------------------------  ---------------------------------------  ----------  ------------  -------
ABOVE-      DIVERSIFIED TELECOMMUNICATION
AVERAGE        SERVICES                       AT&T Inc.                                   431,295  $ 12,041,756     2.0%
YIELD       METALS & MINING                   Alcoa, Inc.                                 530,900    11,987,722     1.9
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT                      Analog Devices, Inc.                        187,100     4,930,085     0.8
            CAPITAL MARKETS                   The Bank of New York Mellon Corp.           279,134     9,094,186     1.5
            PHARMACEUTICALS                   Bristol-Myers Squibb Co.                  1,112,200    23,189,370     3.8
            OIL, GAS & CONSUMABLE FUELS       Chevron Corp.                               140,400    11,580,192     1.9
            HOUSEHOLD PRODUCTS                Clorox Co.                                   67,800     4,250,382     0.7
            MULTI-UTILITIES                   Dominion Resources, Inc.                    183,800     7,862,964     1.3
            CHEMICALS                         E.I. du Pont de Nemours & Co. (a)           343,800    13,855,140     2.3
            OIL, GAS & CONSUMABLE FUELS       Exxon Mobil Corp.                           359,800    27,942,068     4.6
            INDUSTRIAL CONGLOMERATES          General Electric Co.                        324,800     8,282,400     1.3
            FOOD PRODUCTS                     General Mills, Inc. (a)                     248,600    17,083,792     2.8
            AEROSPACE & DEFENSE               Honeywell International, Inc.               137,700     5,721,435     0.9
            DIVERSIFIED FINANCIAL SERVICES    JPMorgan Chase & Co.                        625,476    29,209,729     4.8
            PHARMACEUTICALS                   Johnson & Johnson                           122,400     8,479,872     1.4
            PHARMACEUTICALS                   Pfizer, Inc.                                396,600     7,313,304     1.2
            ELECTRIC UTILITIES                The Southern Co.                            254,500     9,592,105     1.6
            DIVERSIFIED TELECOMMUNICATION
               SERVICES                       Verizon Communications, Inc.                377,200    12,104,348     2.0
            PHARMACEUTICALS                   Wyeth                                       226,300     8,359,522     1.4
                                                                                                   ------------   -----
                                                                                                    232,880,372    38.2
                                                                                                   ------------   -----
BELOW-      DIVERSIFIED FINANCIAL SERVICES    Bank of America Corp.                       288,714    10,104,990     1.7
AVERAGE     HEALTH CARE PROVIDERS & SERVICES  Cardinal Health, Inc.                       165,400     8,150,912     1.3
PRICE/      DIVERSIFIED FINANCIAL SERVICES    Citigroup, Inc.                             297,720     6,106,237     1.0
EARNINGS    COMPUTERS & PERIPHERALS           Hewlett-Packard Co.                         276,331    12,777,545     2.1
RATIO       FOOD PRODUCTS                     Kraft Foods, Inc.                           509,733    16,693,756     2.7
            OIL, GAS & CONSUMABLE FUELS       Marathon Oil Corp.                           53,300     2,125,071     0.4
            INSURANCE                         MetLife, Inc.                               130,100     7,285,600     1.2
            SOFTWARE                          Microsoft Corp.                              66,300     1,769,547     0.3
            MULTILINE RETAIL                  Nordstrom, Inc.                             107,300     3,092,386     0.5
            AEROSPACE & DEFENSE               Northrop Grumman Corp.                      158,600     9,601,644     1.6
            INSURANCE                         Prudential Financial, Inc.                  105,600     7,603,200     1.2
            INSURANCE                         The Travelers Cos., Inc.                    455,608    20,593,482     3.4
            FOOD PRODUCTS                     Unilever NV (b)                             580,500    16,346,880     2.7
            IT SERVICES                       Unisys Corp. (c)                          1,034,800     2,845,700     0.5
            MEDIA                             Viacom, Inc. Class B (c)                    132,700     3,296,268     0.5
            OFFICE ELECTRONICS                Xerox Corp.                               1,600,100    18,449,153     3.0
                                                                                                   ------------   -----
                                                                                                    146,842,371    24.1
                                                                                                   ------------   -----
LOW         OIL, GAS & CONSUMABLE FUELS       Anadarko Petroleum Corp.                    131,500     6,379,065     1.0
PRICE-TO    MACHINERY                         Deere & Co.                                 201,200     9,959,400     1.6
TO-BOOK     SEMICONDUCTORS & SEMICONDUCTOR    Fairchild Semiconductor                     737,100     6,552,819     1.1
VALUE       EQUIPMENT                         International, Inc. (c)
            ENERGY EQUIPMENT & SERVICES       Halliburton Co.                             560,100    18,141,639     3.0
            INSURANCE                         Hartford Financial Services Group, Inc.     204,400     8,378,356     1.4
            HOUSEHOLD PRODUCTS                Kimberly-Clark Corp.                        225,000    14,589,000     2.4
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT                      LSI Corp. (a)(c)                          2,383,400    12,775,024     2.1

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BASIC VALUE V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

            INDUSTRY                          COMMON STOCKS                               SHARES       VALUE     PERCENT
            --------------------------------  ---------------------------------------  ----------  ------------  -------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT                      Micron Technology, Inc. (c)               2,217,800  $  8,982,090     1.5%
            AEROSPACE & DEFENSE               Raytheon Co.                                245,000    13,109,950     2.1
            MEDIA                             Time Warner, Inc.                         1,493,200    19,575,852     3.2
            INDUSTRIAL CONGLOMERATES          Tyco International Ltd.                     172,300     6,033,946     1.0
            MEDIA                             Walt Disney Co.                             329,700    10,118,493     1.7
            COMMERCIAL BANKS                  Wells Fargo & Co.                            89,300     3,351,429     0.5
                                                                                                   ------------   -----
                                                                                                    137,947,063    22.6
                                                                                                   ------------   -----
PRICE-TO    OIL, GAS & CONSUMABLE FUELS       Peabody Energy Corp.                        189,300     8,518,500     1.4
-CASH FLOW  DIVERSIFIED TELECOMMUNICATION
FLOW           SERVICES                       Qwest Communications International Inc.   2,687,600     8,680,948     1.4
                                                                                                   ------------   -----
                                                                                                     17,199,448     2.8
                                                                                                   ------------   -----
SPECIAL     ENERGY EQUIPMENT & SERVICES       BJ Services Co.                             885,000    16,930,050     2.8
SITUATIONS  HEALTH CARE EQUIPMENT & SUPPLIES  Baxter International, Inc.                   97,900     6,425,177     1.0
            HEALTH CARE EQUIPMENT & SUPPLIES  Covidien Ltd.                               181,800     9,773,568     1.6
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT                      Intel Corp.                                 546,100    10,228,453     1.7
            COMPUTERS & PERIPHERALS           International Business Machines Corp.       118,310    13,837,538     2.3
            PHARMACEUTICALS                   Schering-Plough Corp.                       666,400    12,308,408     2.0
                                                                                                   ------------   -----
                                                                                                     69,503,194    11.4
                                                                                                   ------------   -----
                                              TOTAL COMMON STOCKS
                                                 (COST - $648,264,354)                              604,372,448    99.1
                                                                                                   ------------   -----

                                                                                       BENEFICIAL
                                                                                        INTEREST
                                              SHORT-TERM SECURITIES                      (000)
                                              ---------------------------------------  ----------
                                              BlackRock Liquidity Series, LLC
                                                 Cash Sweep Series, 2.59% (d)(e)       $    4,650     4,650,020     0.8
                                              BlackRock Liquidity Series, LLC
                                                 Money Market Series, 2.66% (d)(e)(f)      15,349    15,348,650     2.5
                                                                                                   ------------   -----
                                              TOTAL SHORT-TERM SECURITIES
                                                 (COST - $19,998,670)                                19,998,670     3.3
                                                                                                   ------------   -----
                                              TOTAL INVESTMENTS BEFORE OPTIONS
                                                 WRITTEN (COST - $668,263,024*)                     624,371,118   102.4
                                                                                                   ------------   -----

                                              OPTIONS WRITTEN                           CONTRACTS
                                              ---------------------------------------  ----------
            CALL OPTIONS                      Nordstrom, Inc., expiring January 2009
                                                 at $40                                     1,073       (67,063)   (0.0)
                                                                                                   ------------   -----
                                              TOTAL OPTIONS WRITTEN
                                                 (PREMIUMS RECEIVED - $453,312)                         (67,063)   (0.0)
                                                                                                   ------------   -----
                                              TOTAL INVESTMENTS, NET OF OPTIONS
                                                 WRITTEN (COST - $667,809,712)                      624,304,055   102.4
                                              LIABILITIES IN EXCESS OF OTHER ASSETS                 (14,724,584)   (2.4)
                                                                                                   ------------   -----
                                              NET ASSETS                                           $609,579,471   100.0%
                                                                                                   ============   =====

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $675,547,624
                                ============
Gross unrealized appreciation   $ 46,573,291
Gross unrealized depreciation    (97,749,797)
                                ------------
Net unrealized depreciation     $(51,176,506)
                                ============

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BASIC VALUE V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

(a)  Security, or a portion of security, is on loan.

(b)  Depositary receipts.

(c)  Non-income producing security.

(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

           AFFILIATE              NET ACTIVITY (000)    INCOME
-------------------------------   ------------------   --------
BlackRock Liquidity Series, LLC
Cash Sweep Series                      $(10,971)       $104,824
BlackRock Liquidity Series, LLC
Money Market Series                    $(75,387)       $187,782

(e)  Represents the current yield as of report date.

(f)  Security was purchased with cash proceeds from securities loans.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classification for reporting ease.

- Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

          - Level 1 - price quotations in active markets/exchanges for identical securities

          - Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

          - Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

     The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

                   INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS     SECURITIES       INSTRUMENTS*
----------------   --------------   ---------------
Level 1             $604,372,448       $(67,063)
Level 2               19,998,670             --
Level 3                       --             --
                    ------------       --------
TOTAL               $624,371,118       $(67,063)
                    ============       ========

*    Other financial instruments are options.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK FUNDAMENTAL GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                                                                                    SHARES         VALUE
---------------------------------------------                                                             ----------   ------------
                                                COMMON STOCKS
AEROSPACE & DEFENSE - 2.2%                      Lockheed Martin Corp.                                         15,900   $  1,743,753
                                                Spirit Aerosystems Holdings, Inc. Class A (a)                 68,800      1,105,616
                                                                                                                       ------------
                                                                                                                          2,849,369
                                                                                                                       ------------
BEVERAGES - 3.0%                                Diageo Plc                                                    73,900      1,260,689
                                                PepsiCo, Inc.                                                 38,700      2,758,149
                                                                                                                       ------------
                                                                                                                          4,018,838
                                                                                                                       ------------
BIOTECHNOLOGY - 5.9%                            Amgen, Inc. (a)                                               27,900      1,653,633
                                                Celgene Corp. (a)                                             46,200      2,923,536
                                                Gilead Sciences, Inc. (a)                                     70,700      3,222,506
                                                                                                                       ------------
                                                                                                                          7,799,675
                                                                                                                       ------------
CAPITAL MARKETS - 6.1%                          The Charles Schwab Corp.                                      98,700      2,566,200
                                                Janus Capital Group, Inc.                                     73,800      1,791,864
                                                Northern Trust Corp.                                          22,400      1,617,280
                                                State Street Corp.                                            35,900      2,041,992
                                                                                                                       ------------
                                                                                                                          8,017,336
                                                                                                                       ------------
CHEMICALS - 2.9%                                Air Products & Chemicals, Inc.                                10,100        691,749
                                                Monsanto Co.                                                  20,100      1,989,498
                                                Praxair, Inc.                                                 16,200      1,162,188
                                                                                                                       ------------
                                                                                                                          3,843,435
                                                                                                                       ------------
COMMUNICATIONS EQUIPMENT - 6.0%                 Cisco Systems, Inc. (a)                                      186,300      4,202,928
                                                QUALCOMM, Inc.                                                85,900      3,691,123
                                                                                                                       ------------
                                                                                                                          7,894,051
                                                                                                                       ------------
COMPUTERS & PERIPHERALS - 3.4%                  Apple, Inc. (a)                                               37,700      4,284,982
                                                EMC Corp. (a)                                                 15,800        188,968
                                                                                                                       ------------
                                                                                                                          4,473,950
                                                                                                                       ------------
CONSTRUCTION & ENGINEERING - 1.5%               Fluor Corp.                                                   11,700        651,690
                                                Jacobs Engineering Group, Inc. (a)                            12,900        700,599
                                                Quanta Services, Inc. (a)                                     23,400        632,034
                                                                                                                       ------------
                                                                                                                          1,984,323
                                                                                                                       ------------
ELECTRICAL EQUIPMENT - 1.0%                     Emerson Electric Co.                                         24,800       1,011,592
                                                General Cable Corp. (a)                                       8,600         306,418
                                                                                                                       ------------
                                                                                                                          1,318,010
                                                                                                                       ------------
ENERGY EQUIPMENT & SERVICES - 4.8%              National Oilwell Varco, Inc. (a)                              27,582      1,385,444
                                                Schlumberger Ltd.                                             29,500      2,303,655
                                                Transocean, Inc.                                              19,085      2,096,297
                                                Weatherford International Ltd. (a)                            19,600        492,744
                                                                                                                       ------------
                                                                                                                          6,278,140
                                                                                                                       ------------
FOOD & STAPLES RETAILING - 9.1%                 CVS Caremark Corp.                                            62,700      2,110,482
                                                Costco Wholesale Corp.                                        46,100      2,993,273
                                                The Kroger Co.                                                92,300      2,536,404
                                                Wal-Mart Stores, Inc.                                         72,500      4,342,025
                                                                                                                       ------------
                                                                                                                         11,982,184
                                                                                                                       ------------
FOOD PRODUCTS - 0.6%                            McCormick & Co., Inc.                                         20,400        784,380
                                                                                                                       ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.2%         Alcon, Inc.                                                    8,800      1,421,288
                                                Hologic, Inc. (a)                                             62,996      1,217,712
                                                Intuitive Surgical, Inc. (a)                                   6,300      1,518,174
                                                                                                                       ------------
                                                                                                                          4,157,174
                                                                                                                       ------------
HEALTH CARE PROVIDERS & SERVICES - 1.1%         Express Scripts, Inc. (a)                                     20,400      1,505,928
                                                                                                                       ------------
HOTELS, RESTAURANTS & LEISURE - 2.0%            McDonald's Corp.                                              42,000      2,591,400
                                                                                                                       ------------
HOUSEHOLD PRODUCTS - 3.4%                       The Procter & Gamble Co.                                      64,300      4,481,067
                                                                                                                       ------------
IT SERVICES - 0.9%                              Infosys Technologies Ltd. (b)                                 23,700        789,447
                                                MasterCard, Inc. Class A (c)                                   2,100        372,393
                                                                                                                       ------------
                                                                                                                          1,161,840
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK FUNDAMENTAL GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                                                                                     SHARES        VALUE
---------------------------------------------                                                             ----------   ------------
                                                COMMON STOCKS
INTERNET & CATALOG RETAIL - 1.4%                Amazon.com, Inc. (a)                                          25,800   $  1,877,208
                                                                                                                       ------------
INTERNET SOFTWARE & SERVICES - 4.5%             Akamai Technologies, Inc. (a)                                 39,100        681,904
                                                Google, Inc. Class A (a)                                      13,200      5,286,864
                                                                                                                       ------------
                                                                                                                          5,968,768
                                                                                                                       ------------
LIFE SCIENCES TOOLS & SERVICES - 3.0%           Covance, Inc. (a)                                             18,900      1,670,949
                                                Thermo Fisher Scientific, Inc. (a)                            41,600      2,288,000
                                                                                                                       ------------
                                                                                                                          3,958,949
                                                                                                                       ------------
MACHINERY - 0.7%                                Flowserve Corp.                                                5,600        497,112
                                                SPX Corp.                                                      6,200        477,400
                                                                                                                       ------------
                                                                                                                            974,512
                                                                                                                       ------------
OIL, GAS & CONSUMABLE FUELS - 3.4%              Chesapeake Energy Corp.                                       30,600      1,097,316
                                                Exxon Mobil Corp.                                             26,800      2,081,288
                                                Petroleo Brasileiro SA (b)                                    29,500      1,296,525
                                                                                                                       ------------
                                                                                                                          4,475,129
                                                                                                                       ------------
PHARMACEUTICALS - 6.0%                          Abbott Laboratories                                           50,600      2,913,548
                                                Johnson & Johnson                                             71,600      4,960,448
                                                                                                                       ------------
                                                                                                                          7,873,996
                                                                                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT - 2.0%                             Intel Corp.                                                  140,100      2,624,073
                                                                                                                       ------------
SOFTWARE - 7.0%                                 Adobe Systems, Inc. (a)                                       70,300      2,774,741
                                                Microsoft Corp.                                              120,400      3,213,476
                                                Oracle Corp. (a)                                              94,300      1,915,233
                                                Salesforce.com, Inc. (a)                                      27,800      1,345,520
                                                                                                                       ------------
                                                                                                                          9,248,970
                                                                                                                       ------------
SPECIALTY RETAIL - 3.0%                         GameStop Corp. Class A (a)                                    37,900      1,296,559
                                                Lowe's Cos., Inc.                                             71,400      1,691,466
                                                TJX Cos., Inc.                                                31,600        964,432
                                                                                                                       ------------
                                                                                                                          3,952,457
                                                                                                                       ------------
TEXTILES, APPAREL & LUXURY GOODS - 1.1%         Coach, Inc. (a)                                               58,300      1,459,832
                                                                                                                       ------------
TOBACCO - 1.7%                                  Philip Morris International, Inc.                             46,800      2,251,080
                                                                                                                       ------------
WIRELESS TELECOMMUNICATION SERVICES - 0.5%      SBA Communications Corp. Class A (a)                          24,600        636,402
                                                                                                                       ------------
                                                TOTAL COMMON STOCKS (COST - $135,824,226) - 91.4%                       120,442,476
                                                                                                                       ------------

                                                                                                          BENEFICIAL
                                                                                                           INTEREST
                                                SHORT-TERM SECURITIES                                        (000)
                                                -------------------------------------------------------   ----------
                                                BlackRock Liquidity Series, LLC Cash Sweep Series,
                                                   2.59% (d)(e)                                           $    2,553      2,552,823
                                                BlackRock Liquidity Series, LLC Money Market Series,
                                                   2.66% (d)(e)(f)                                               858        857,500
                                                                                                                       ------------
                                                TOTAL SHORT-TERM SECURITIES
                                                   (COST - $3,410,323) - 2.6%                                             3,410,323
                                                                                                                       ------------
                                                TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN
                                                   (COST - $139,234,549*) - 94.0%                                       123,852,799
                                                                                                                       ------------

                                                OPTIONS WRITTEN                                            CONTRACTS
                                                -------------------------------------------------------   ----------
CALL OPTIONS                                    QUALCOMM, Inc., expiring October 2008 at $47.5                   240        (10,560)
                                                                                                                       ------------
                                                TOTAL OPTIONS WRITTEN
                                                   (PREMIUMS RECEIVED - $45,017) - (0.0)%                                   (10,560)
                                                                                                                       ------------
                                                TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN
                                                   (COST - $139,189,532)  - 94.0%                                       123,842,239
                                                OTHER ASSETS LESS LIABILITIES - 6.0%                                      7,930,560
                                                                                                                       ------------
                                                NET ASSETS - 100.0%                                                    $131,772,799
                                                                                                                       ============

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK FUNDAMENTAL GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $139,460,675
                                ============
Gross unrealized appreciation   $  2,238,504
Gross unrealized depreciation    (17,846,380)
                                ------------
Net unrealized depreciation     $(15,607,876)
                                ============

(a)  Non-income producing security.

(b)  Depositary receipts.

(c)  Security, or a portion of security, is on loan.

(d)  Represents the current yield as of report date.

(e) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                         NET
                                                      ACTIVITY
AFFILIATE                                               (000)     INCOME
---------------------------------------------------   --------   --------
BlackRock Liquidity Series, LLC Cash Sweep Series      $2,553    $126,868
BlackRock Liquidity Series, LLC Money Market Series    $  858    $  9,623

(f)  Security was purchased with the cash proceeds from securities loans.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purpose of this report, which may combine industry sub-classifications for reporting ease.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK FUNDAMENTAL GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

- Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

          - Level 1 - price quotations in active markets/exchanges for identical securities

          - Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

          - Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

VALUATION   INVESTMENTS IN   OTHER FINANCIAL
  INPUTS      SECURITIES       INSTRUMENTS*
---------   --------------   ---------------
Level 1      $119,181,787       $(10,560)
Level 2         4,671,012             --
Level 3                --             --
             ------------       --------
TOTAL        $123,852,799       $(10,560)
             ============       ========

*    Other financial instruments are options.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                          SHARES          VALUE
                                                                                                        ----------   --------------
                                                COMMON STOCKS
AUSTRALIA - 0.5%
BEVERAGES - 0.0%                                Coca-Cola Amatil Ltd.                                       28,400   $      189,620
                                                                                                                     --------------
METALS & MINING - 0.3%                          BHP Billiton Ltd.                                          130,100        3,365,774
                                                Newcrest Mining Ltd.                                        51,050        1,060,715
                                                Rio Tinto Ltd.                                              38,900        2,621,170
                                                                                                                     --------------
                                                                                                                          7,047,659
                                                                                                                     --------------
OIL, GAS & CONSUMABLE FUELS - 0.1%              Woodside Petroleum Ltd.                                     45,100        1,819,829
                                                                                                                     --------------
TRANSPORTATION INFRASTRUCTURE - 0.1%            Macquarie Airports Group                                   208,600          458,606
                                                Transurban Group                                           195,296          895,033
                                                                                                                     --------------
                                                                                                                          1,353,639
                                                                                                                     --------------
                                                TOTAL COMMON STOCKS IN AUSTRALIA                                         10,410,747
                                                                                                                     --------------
AUSTRIA - 0.0%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%   Telekom Austria AG                                           5,600           98,531
                                                                                                                     --------------
                                                TOTAL COMMON STOCKS IN AUSTRIA                                               98,531
                                                                                                                     --------------
BRAZIL - 1.7%
COMMERCIAL BANKS - 0.1%                         Banco Bradesco SA                                           63,993        1,020,646
                                                                                                                     --------------
ELECTRIC UTILITIES - 0.0%                       Cia Energetica de Minas Gerais (a)                          25,330          500,014
                                                                                                                     --------------
FOOD & STAPLES RETAILING - 0.1%                 Cia Brasileira de Distribuicao Grupo Pao de Acucar
                                                   (Preference Shares)                                     107,815        1,858,391
                                                                                                                     --------------
FOOD PRODUCTS - 0.1%                            Cosan SA Industria e Comercio (b)                           25,800          176,257
                                                SLC Agricola SA                                            223,800        1,881,759
                                                                                                                     --------------
                                                                                                                          2,058,016
                                                                                                                     --------------
HOUSEHOLD DURABLES - 0.1%                       Cyrela Brazil Realty SA                                     45,000          454,044
                                                Gafisa SA                                                   85,800        1,091,156
                                                                                                                     --------------
                                                                                                                          1,545,200
                                                                                                                     --------------
METALS & MINING - 0.1%                          Companhia Vale do Rio Doce
                                                   (Preference 'A' Shares) (a)                             121,100        2,143,470
                                                                                                                     --------------
MULTILINE RETAIL - 0.0%                         Lojas Renner SA                                             10,200          118,944
                                                                                                                     --------------
OIL, GAS & CONSUMABLE FUELS - 1.1%              Petroleo Brasileiro SA (a)                                 635,340       24,363,037
                                                                                                                     --------------
ROAD & RAIL - 0.0%                              All America Latina Logistica SA                            110,100          756,218
                                                                                                                     --------------
TRANSPORTATION INFRASTRUCTURE - 0.0%            Obrascon Huarte Lain Brasil SA                              44,200          415,079
                                                                                                                     --------------
WIRELESS TELECOMMUNICATION
   SERVICES - 0.1%                              Vivo Participacoes SA (a)(c)                               289,700        1,199,358
                                                                                                                     --------------
                                                TOTAL COMMON STOCKS IN BRAZIL                                            35,978,373
                                                                                                                     --------------
CANADA - 1.7%
COMMUNICATIONS EQUIPMENT - 0.0%                 Nortel Networks Corp. (b)                                   42,481           95,157
                                                                                                                     --------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%   BCE, Inc.                                                      900           31,239
                                                TELUS Corp.                                                 28,800        1,051,873
                                                                                                                     --------------
                                                                                                                          1,083,112
                                                                                                                     --------------
FOOD PRODUCTS - 0.0%                            Vittera, Inc. (b)                                          100,600          961,336
                                                                                                                     --------------
INSURANCE - 0.0%                                Sun Life Financial, Inc.                                       600           21,222
                                                                                                                     --------------
METALS & MINING - 1.0%                          Alamos Gold, Inc. (b)                                      166,100        1,014,470
                                                Barrick Gold Corp.                                          67,086        2,464,740

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                          SHARES          VALUE
                                                                                                        ----------   --------------
                                                COMMON STOCKS
                                                Eldorado Gold Corp. (b)                                    269,800   $    1,683,319
                                                Goldcorp, Inc.                                             138,600        4,383,918
                                                Golden Star Resources Ltd. (b)                              98,500          148,086
                                                IAMGOLD Corp.                                              163,800          920,556
                                                Kinross Gold Corp.                                         564,124        9,067,324
                                                New Gold, Inc. (b)                                          16,000           74,268
                                                Yamaha Gold, Inc.                                          199,600        1,641,062
                                                                                                                     --------------
                                                                                                                         21,397,743
                                                                                                                     --------------
OIL, GAS & CONSUMABLE FUELS - 0.2%              Canadian Natural Resources Ltd.                             35,900        2,457,714
                                                EnCana Corp.                                                   600           39,438
                                                Imperial Oil Ltd.                                              900           38,340
                                                Nexen, Inc.                                                  3,300           76,659
                                                Petro-Canada                                                19,000          632,064
                                                Talisman Energy, Inc.                                       16,700          236,001
                                                                                                                     --------------
                                                                                                                          3,480,216
                                                                                                                     --------------
PAPER & FOREST PRODUCTS - 0.1%                  Sino-Forest Corp. (b)                                       92,900        1,170,579
                                                                                                                     --------------
ROAD & RAIL - 0.3%                              Canadian Pacific Railway Ltd.                              105,500        5,669,519
                                                                                                                     --------------
WIRELESS TELECOMMUNICATION SERVICES - 0.1%      Rogers Communications, Inc. Class B                         53,400        1,756,283
                                                                                                                     --------------
                                                TOTAL COMMON STOCKS IN CANADA                                            35,635,167
                                                                                                                     --------------
CHILE - 0.1%
COMMERCIAL BANKS - 0.0%                         Banco Santander Chile SA (a)                                11,200          479,248
                                                                                                                     --------------
MULTILINE RETAIL - 0.1%                         SACI Falabella                                             184,900          646,037
                                                                                                                     --------------
                                                TOTAL COMMON STOCKS IN CHILE                                              1,125,285
                                                                                                                     --------------
CHINA - 1.1%
AUTOMOBILES - 0.0%                              Denway Motors Ltd.                                       1,734,000          549,232
                                                                                                                     --------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%   China Communications Services Corp. Ltd.                    17,100           11,910
                                                                                                                     --------------
ELECTRICAL EQUIPMENT - 0.0%                     Shanghai Electric Group Corp.                            1,329,400          405,282
                                                                                                                     --------------
FOOD PRODUCTS - 0.2%                            Chaoda Modern Agriculture Holdings Ltd.                  4,227,525        3,570,503
                                                                                                                     --------------
INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS - 0.0%                               Huaneng Power International, Inc.                          134,000           89,090
                                                                                                                     --------------
INDUSTRIAL CONGLOMERATES - 0.4%                 Beijing Enterprises Holdings Ltd.                        2,083,051        7,933,785
                                                Shanghai Industrial Holdings Ltd.                          102,600          234,530
                                                Tianjin Development Holdings Ltd.                        2,419,500          980,494
                                                                                                                     --------------
                                                                                                                          9,148,809
                                                                                                                     --------------
INSURANCE - 0.1%                                China Life Insurance Co. Ltd. (a)                           17,833          991,871
                                                Ping An Insurance Group Co. of China Ltd.                   80,900          473,748
                                                                                                                     --------------
                                                                                                                          1,465,619
                                                                                                                     --------------
MACHINERY - 0.0%                                China South Locomotive and Rolling Corp. (b)               686,800          260,927
                                                                                                                     --------------
OIL, GAS & CONSUMABLE FUELS - 0.1%              China Shenhua Energy Co. Ltd. Class H                    1,012,400        2,483,338
                                                                                                                     --------------
ROAD & RAIL - 0.1%                              Guangshen Railway Co. Ltd.                               2,935,600        1,455,233
                                                                                                                     --------------
TRANSPORTATION INFRASTRUCTURE - 0.0%            Hainan Meilan International Airport Co., Ltd.              352,100          187,351
                                                Jiangsu Express                                            144,000          108,085
                                                Tianjin Port Development Holdings Ltd.                   2,020,200          474,290

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                          SHARES          VALUE
                                                                                                        ----------   --------------
                                                COMMON STOCKS
                                                Xiamen International Port Co. Ltd.                       2,769,500   $      377,144
                                                                                                                     --------------
                                                                                                                          1,146,870
                                                                                                                     --------------
WIRELESS TELECOMMUNICATION SERVICES - 0.2%      China Mobile Ltd.                                          334,500        3,350,913
                                                                                                                     --------------
                                                TOTAL COMMON STOCKS IN CHINA                                             23,937,726
                                                                                                                     --------------
DENMARK - 0.1%
COMMERCIAL BANKS - 0.1%                         Danske Bank A/S                                             46,281        1,114,332
                                                                                                                     --------------
                                                TOTAL COMMON STOCKS IN DENMARK                                            1,114,332
                                                                                                                     --------------
EGYPT - 0.1%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%   Telecom Egypt                                              794,994        2,149,504
                                                                                                                     --------------
                                                TOTAL COMMON STOCKS IN EGYPT                                              2,149,504
                                                                                                                     --------------
FINLAND - 0.1%
COMMUNICATIONS EQUIPMENT - 0.1%                 Nokia Oyj (a)                                              108,700        2,027,255
                                                                                                                     --------------
ELECTRIC UTILITIES - 0.0%                       Fortum Oyj                                                  24,987          838,543
                                                                                                                     --------------
                                                TOTAL COMMON STOCKS IN FINLAND                                            2,865,798
                                                                                                                     --------------
FRANCE - 0.9%
AUTOMOBILES - 0.0%                              Peugeot SA                                                  14,753          555,245
                                                                                                                     --------------
COMMERCIAL BANKS - 0.1%                         Societe Generale SA                                         12,575        1,129,605
                                                                                                                     --------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%   France Telecom SA                                           69,000        1,935,418
                                                                                                                     --------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%         Cie Generale d'Optique Essilor International SA             70,500        3,521,139
                                                                                                                     --------------
INSURANCE - 0.1%                                AXA SA                                                      40,800        1,335,559
                                                                                                                     --------------
MACHINERY - 0.0%                                Vallourec SA                                                 2,051          442,559
                                                                                                                     --------------
MEDIA - 0.1%                                    Vivendi SA                                                  35,900        1,125,488
                                                                                                                     --------------
MULTI-UTILITIES - 0.1%                          GDF Suez                                                    29,918        1,556,519
                                                                                                                     --------------
OIL, GAS & CONSUMABLE FUELS - 0.2%              Total SA                                                    70,766        4,299,019
                                                                                                                     --------------
PHARMACEUTICALS - 0.0%                          Sanofi-Aventis (a)                                           1,400           46,018
                                                                                                                     --------------
SOFTWARE - 0.0%                                 Inforgrames Entertainment SA (b)                             4,512           61,766
                                                                                                                     --------------
                                                TOTAL COMMON STOCKS IN FRANCE                                            16,008,335
                                                                                                                     --------------
GERMANY - 0.5%
AIR FREIGHT & LOGISTICS - 0.0%                  Deutsche Post AG                                            64,177        1,339,019
                                                                                                                     --------------
AUTOMOBILES - 0.0%                              Bayerische Motoren Werke AG                                  4,600          178,299
                                                                                                                     --------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%   Deutsche Telekom AG                                        119,061        1,808,202
                                                                                                                     --------------
ELECTRIC UTILITIES - 0.1%                       E.ON AG                                                     28,290        1,424,026
                                                                                                                     --------------
INDUSTRIAL CONGLOMERATES - 0.1%                 Siemens AG                                                  15,188        1,416,688
                                                                                                                     --------------
INSURANCE - 0.1%                                Allianz AG Registered Shares                                13,187        1,807,910
                                                                                                                     --------------
MACHINERY - 0.0%                                GEA Group AG                                                21,606          418,198
                                                                                                                     --------------
PHARMACEUTICALS - 0.1%                          Bayer AG                                                    26,847        1,966,193
                                                Bayer AG (a)                                                   600           43,758
                                                                                                                     --------------
                                                                                                                          2,009,951
                                                                                                                     --------------
                                                TOTAL COMMON STOCKS IN GERMANY                                           10,402,293
                                                                                                                     --------------
HONG KONG - 0.5%
ELECTRIC UTILITIES - 0.1%                       Cheung Kong Infrastructure Holdings Ltd.                   341,500        1,589,220
                                                                                                                     --------------
INDUSTRIAL CONGLOMERATES - 0.1%                 Hutchison Whampoa Ltd.                                     325,390        2,499,171
                                                                                                                     --------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                          SHARES          VALUE
                                                                                                        ----------   --------------
                                                COMMON STOCKS
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%    The Link REIT                                            1,416,400   $    2,944,368
                                                                                                                     --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%     Cheung Kong Holdings Ltd.                                  183,000        2,073,122
                                                Sun Hung Kai Properties Ltd.                               113,600        1,170,623
                                                Wharf Holdings Ltd.                                        432,337        1,235,157
                                                                                                                     --------------
                                                                                                                          4,478,902
                                                                                                                     --------------
                                                TOTAL COMMON STOCKS IN HONG KONG                                         11,511,661
                                                                                                                     --------------
INDIA - 0.6%
COMMERCIAL BANKS - 0.1%                         State Bank of India Ltd.                                    42,950        1,359,132
                                                                                                                     --------------
CONSTRUCTION & ENGINEERING - 0.0%               Larsen & Toubro Ltd.                                        13,300          703,668
                                                                                                                     --------------
ELECTRICAL EQUIPMENT - 0.1%                     Bharat Heavy Electricals Ltd.                               45,200        1,560,173
                                                                                                                     --------------
MEDIA - 0.0%                                    Zee News Ltd.                                               59,988           52,993
                                                Zee Telefilms Ltd.                                         177,587          754,995
                                                                                                                     --------------
                                                                                                                            807,988
                                                                                                                     --------------
OIL, GAS & CONSUMABLE FUELS - 0.2%              Hindustan Petroleum Corp.                                   13,500           70,883
                                                Reliance Industries Ltd.                                   109,400        4,597,477
                                                                                                                     --------------
                                                                                                                          4,668,360
                                                                                                                     --------------
PHARMACEUTICALS - 0.0%                          Wockhardt Ltd.                                              10,100           33,805
                                                                                                                     --------------
ROAD & RAIL - 0.1%                              Container Corp. of India                                    59,500        1,058,199
                                                                                                                     --------------
THRIFTS & MORTGAGE FINANCE - 0.1%               Housing Development Finance Corp.                           28,700        1,334,729
                                                                                                                     --------------
WIRELESS TELECOMMUNICATION SERVICES - 0.0%      Reliance Communication Ventures Ltd.                        94,000          679,109
                                                                                                                     --------------
                                                TOTAL COMMON STOCKS IN INDIA                                             12,205,163
                                                                                                                     --------------
INDONESIA - 0.0%
OIL, GAS & CONSUMABLE FUELS - 0.0%              Bumi Resources Tbk PT                                    2,710,536          901,441
                                                                                                                     --------------
                                                TOTAL COMMON STOCKS IN INDONESIA                                            901,441
                                                                                                                     --------------
ISRAEL - 0.0%
PHARMACEUTICALS - 0.0%                          Teva Pharmaceutical Industries Ltd. (a)                     13,481          617,295
                                                                                                                     --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%     AFI Development Plc (a)(b)                                 212,100          360,570
                                                                                                                     --------------
SOFTWARE - 0.0%                                 Ectel Ltd. (a)(b)                                           12,832           17,195
                                                                                                                     --------------
                                                TOTAL COMMON STOCKS IN ISRAEL                                               995,060
                                                                                                                     --------------
ITALY - 0.2%
COMMERCIAL BANKS - 0.1%                         Intesa Sanpaolo SpA                                        135,515          745,274
                                                Unicredit SpA                                              151,810          567,778
                                                                                                                     --------------
                                                                                                                          1,313,052
                                                                                                                     --------------
OIL, GAS & CONSUMABLE FUELS - 0.1%              Eni SpA                                                     88,231        2,338,650
                                                                                                                     --------------
                                                TOTAL COMMON STOCKS IN ITALY                                              3,651,702
                                                                                                                     --------------
JAPAN - 7.2%
AUTO COMPONENTS - 0.1%                          Toyota Industries Corp.                                     85,600        2,160,249
                                                                                                                     --------------
AUTOMOBILES - 0.2%                              Honda Motor Co., Ltd.                                       33,000        1,000,981
                                                Suzuki Motor Corp.                                         225,300        4,174,622
                                                                                                                     --------------
                                                                                                                          5,175,603
                                                                                                                     --------------
BEVERAGES - 0.4%                                Coca-Cola Central Japan Co., Ltd.                               81          480,550
                                                Coca-Cola West Holdings Co., Ltd.                          141,895        3,206,397
                                                Hokkaido Coca-Cola Bottling Co., Ltd.                       37,000          197,985
                                                Kirin Holdings Co., Ltd.                                   199,100        2,615,981

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                          SHARES          VALUE
                                                                                                        ----------   --------------
                                                COMMON STOCKS
                                                Mikuni Coca-Cola Bottling Co., Ltd.                        116,600   $    1,019,875
                                                                                                                     --------------
                                                                                                                          7,520,788
                                                                                                                     --------------
BUILDING PRODUCTS - 0.2%                        Asahi Glass Co., Ltd.                                      235,000        2,065,797
                                                Daikin Industries Ltd.                                      44,100        1,487,407
                                                                                                                     --------------
                                                                                                                          3,553,204
                                                                                                                     --------------
CHEMICALS - 0.6%                                Hitachi Chemical Co., Ltd.                                  83,200        1,116,489
                                                Mitsubishi Rayon Co., Ltd.                                 662,100        1,639,722
                                                Shin-Etsu Chemical Co., Ltd.                                82,000        3,899,159
                                                Sumitomo Chemical Co., Ltd.                              1,359,600        6,006,160
                                                Ube Industries Ltd.                                        277,800          749,039
                                                                                                                     --------------
                                                                                                                         13,410,569
                                                                                                                     --------------
COMMERCIAL BANKS - 0.3%                         The Bank of Yokohama Ltd.                                       47              233
                                                Mizuho Financial Group, Inc.                                   279        1,220,108
                                                Sumitomo Mitsui Financial Group, Inc.                          760        4,764,945
                                                                                                                     --------------
                                                                                                                          5,985,286
                                                                                                                     --------------
CONSTRUCTION & ENGINEERING - 0.3%               JGC Corp.                                                  163,000        2,615,069
                                                Kinden Corp.                                               115,000        1,095,545
                                                Okumura Corp.                                              461,500        1,763,807
                                                Toda Corp.                                                 345,400        1,374,706
                                                                                                                     --------------
                                                                                                                          6,849,127
                                                                                                                     --------------
DIVERSIFIED FINANCIAL SERVICES - 0.1%           NCB Holdings Ltd. (b)                                        2,150              215
                                                RHJ International (a)(b)(d)                                 40,600          366,945
                                                RHJ International (b)                                      215,900        1,958,214
                                                                                                                     --------------
                                                                                                                          2,325,374
                                                                                                                     --------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%   Nippon Telegraph & Telephone Corp.                             149          665,054
                                                                                                                     --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%       Hoya Corp.                                                 124,400        2,467,820
                                                Murata Manufacturing Co., Ltd.                              30,400        1,227,268
                                                                                                                     --------------
                                                                                                                          3,695,088
                                                                                                                     --------------
FOOD & STAPLES RETAILING - 0.2%                 Ministop Co., Ltd.                                          12,700          230,419
                                                Seven & I Holdings Co. Ltd.                                130,400        3,746,379
                                                                                                                     --------------
                                                                                                                          3,976,798
                                                                                                                     --------------
GAS UTILITIES - 0.2%                            Tokyo Gas Co., Ltd.                                        872,000        3,638,391
                                                                                                                     --------------
HOUSEHOLD DURABLES - 0.3%                       Panasonic Corp.                                            173,000        2,982,436
                                                Rinnai Corp.                                                14,800          604,027
                                                Sekisui House Ltd.                                         344,000        3,158,273
                                                Sony Corp. (a)                                               1,600           49,392
                                                                                                                     --------------
                                                                                                                          6,794,128
                                                                                                                     --------------
INSURANCE - 1.3%                                Aioi Insurance Co., Ltd.                                 1,083,000        5,401,925
                                                Mitsui Sumitomo Insurance Group Holdings, Inc.             226,100        7,700,375
                                                Nipponkoa Insurance Co., Ltd.                              550,200        3,092,573
                                                Tokio Marine Holdings, Inc.                                299,100       10,981,102
                                                                                                                     --------------
                                                                                                                         27,175,975
                                                                                                                     --------------
MACHINERY - 0.1%                                Kubota Corp.                                               391,300        2,468,109
                                                Tadano Ltd.                                                 51,500          322,512
                                                                                                                     --------------
                                                                                                                          2,790,621
                                                                                                                     --------------
MEDIA - 0.1%                                    Toho Co., Ltd.                                             129,800        2,716,363
                                                                                                                     --------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                          SHARES          VALUE
                                                                                                        ----------   --------------
                                                COMMON STOCKS
OFFICE ELECTRONICS - 0.3%                       Canon, Inc.                                                169,350   $    6,420,206
                                                                                                                     --------------
PHARMACEUTICALS - 0.9%                          Astellas Pharma, Inc.                                      179,800        7,555,056
                                                Mitsubishi Tanabe Pharma Corp.                              63,000          875,581
                                                Takeda Pharmaceutical Co., Ltd.                            216,200       10,885,798
                                                                                                                     --------------
                                                                                                                         19,316,435
                                                                                                                     --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%     Daiwa House Industry Co., Ltd.                             112,200        1,072,696
                                                Marco Polo Investment Holdings Ltd. (b)                        263               26
                                                NTT Urban Development Co.                                      760          924,160
                                                                                                                     --------------
                                                                                                                          1,996,882
                                                                                                                     --------------
ROAD & RAIL - 0.2%                              East Japan Railway Co.                                         654        4,877,294
                                                                                                                     --------------
SPECIALTY RETAIL - 0.0%                         Shimachu Co., Ltd.                                          19,800          446,207
                                                                                                                     --------------
TEXTILES, APPAREL & LUXURY GOODS - 0.0%         Asics Corp.                                                 32,700          254,213
                                                                                                                     --------------
TOBACCO - 0.0%                                  Japan Tobacco, Inc.                                            250          942,271
                                                                                                                     --------------
TRADING COMPANIES & DISTRIBUTORS - 0.5%         Mitsubishi Corp.                                           345,100        7,198,837
                                                Mitsui & Co., Ltd.                                         270,900        3,363,039
                                                                                                                     --------------
                                                                                                                         10,561,876
                                                                                                                     --------------
WIRELESS TELECOMMUNICATION SERVICES - 0.6%      KDDI Corp.                                                     720        4,078,562
                                                NTT DoCoMo, Inc.                                             5,583        8,936,694
                                                                                                                     --------------
                                                                                                                         13,015,256
                                                                                                                     --------------
                                                TOTAL COMMON STOCKS IN JAPAN                                            156,263,258
                                                                                                                     --------------
KAZAKHSTAN - 0.1%
OIL, GAS & CONSUMABLE FUELS - 0.1%              KazMunaiGas Exploration Production (a)                     176,900        2,741,950
                                                                                                                     --------------
                                                TOTAL COMMON STOCKS IN KAZAKHSTAN                                         2,741,950
                                                                                                                     --------------
LUXEMBOURG - 0.0%
METALS & MINING - 0.0%                          ArcelorMittal                                               18,694          946,207
                                                                                                                     --------------
                                                TOTAL COMMON STOCKS IN LUXEMBOURG                                           946,207
                                                                                                                     --------------
MALAYSIA - 0.2%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%   Telekom Malaysia Bhd                                       270,000          259,233
                                                                                                                     --------------
ELECTRIC UTILITIES - 0.1%                       Tenaga Nasional Bhd                                        771,203        1,538,334
                                                                                                                     --------------
FOOD PRODUCTS - 0.1%                            IOI Corp. Bhd                                            1,240,018        1,528,273
                                                                                                                     --------------
HOTELS, RESTAURANTS & LEISURE - 0.0%            Resorts World Bhd                                          231,075          172,140
                                                                                                                     --------------
TOBACCO - 0.0%                                  British American Tobacco Malaysia Bhd                       61,000          737,083
                                                                                                                     --------------
TRANSPORTATION INFRASTRUCTURE - 0.0%            PLUS Expressways Bhd                                       207,100          162,867
                                                                                                                     --------------
WIRELESS TELECOMMUNICATION SERVICES - 0.0%      TM International Bhd (b)                                   165,000          270,215
                                                                                                                     --------------
                                                TOTAL COMMON STOCKS IN MALAYSIA                                           4,668,145
                                                                                                                     --------------
MEXICO - 0.2%
BEVERAGES - 0.1%                                Fomento Economico Mexicano, SA de CV (a)                    27,200        1,037,408
                                                                                                                     --------------
HOUSEHOLD DURABLES - 0.0%                       Urbi Desarollos Urbanos SAB (b)                             24,500           57,192
                                                                                                                     --------------
WIRELESS TELECOMMUNICATION SERVICES - 0.1%      America Movil, SA de CV (a)                                 33,700        1,562,332
                                                                                                                     --------------
                                                TOTAL COMMON STOCKS IN MEXICO                                             2,656,932
                                                                                                                     --------------
NETHERLANDS - 0.0%
DIVERSIFIED FINANCIAL SERVICES - 0.0%           ING Groep NV CVA                                            36,961          792,360
                                                                                                                     --------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%   Koninklijke KPN NV                                          33,500          483,804
                                                                                                                     --------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                          SHARES          VALUE
                                                                                                        ----------   --------------
                                                COMMON STOCKS
FOOD PRODUCTS - 0.0%                            Unilever NV (a)                                             12,200   $      343,552
                                                                                                                     --------------
                                                TOTAL COMMON STOCKS IN THE NETHERLANDS                                    1,619,716
                                                                                                                     --------------
NEW ZEALAND - 0.0%
ELECTRIC UTILITIES - 0.0%                       Contact Energy Ltd.                                         57,000          301,765
                                                                                                                     --------------
                                                TOTAL COMMON STOCKS IN NEW ZEALAND                                          301,765
                                                                                                                     --------------
NORWAY - 0.1%
COMMERCIAL BANKS - 0.0%                         DnB NOR ASA                                                111,051          861,511
                                                                                                                     --------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%   Telenor ASA                                                 20,800          259,011
                                                                                                                     --------------
METALS & MINING - 0.0%                          Norsk Hydro ASA                                             19,500          131,922
                                                                                                                     --------------
OIL, GAS & CONSUMABLE FUELS - 0.1%              StatoilHydro ASA                                            66,300        1,575,510
                                                                                                                     --------------
                                                TOTAL COMMON STOCKS IN NORWAY                                             2,827,954
                                                                                                                     --------------
PHILIPPINES - 0.0%
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS    Energy Development Corp.                                   384,000           33,447
   - 0.0%                                       First Gen Corp. (b)                                         27,000           10,735
                                                                                                                     --------------
                                                TOTAL COMMON STOCKS IN THE PHILIPPINES                                       44,182
                                                                                                                     --------------
RUSSIA - 0.9%
COMMERCIAL BANKS - 0.1%                         Sberbank                                                 1,394,200        2,398,024
                                                                                                                     --------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%   AO VimpelCom (a)                                            47,500          964,250
                                                                                                                     --------------
METALS & MINING - 0.4%                          Cherepovets MK Severstal (a)                                55,100          562,020
                                                Kuzbassrazrezugol (b)                                    3,353,475        1,509,064
                                                MMC Norilsk Nickel (a)                                     106,200        1,401,840
                                                Mechel OAO (a)                                             111,500        2,002,540
                                                Novolipetsk Steel (a)                                       13,600          252,552
                                                Polyus Gold Co. ZAO (a)                                     66,200        1,047,946
                                                                                                                     --------------
                                                                                                                          6,775,962
                                                                                                                     --------------
OIL, GAS & CONSUMABLE FUELS - 0.2%              LUKOIL (a)                                                  15,600          917,280
                                                OAO Gazprom (a)                                            168,500        5,215,075
                                                                                                                     --------------
                                                                                                                          6,132,355
                                                                                                                     --------------
TRANSPORTATION INFRASTRUCTURE - 0.1%            Novorossiysk Commercial Sea Port (a)                       369,500        2,235,475
                                                                                                                     --------------
                                                TOTAL COMMON STOCKS IN RUSSIA                                            18,506,066
                                                                                                                     --------------
SINGAPORE - 0.8%
COMMERCIAL BANKS - 0.1%                         Oversea-Chinese Banking Corp.                              351,800        1,776,239
                                                                                                                     --------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%   Singapore Telecommunications Ltd.                        1,788,830        4,088,789
                                                                                                                     --------------
HEALTH CARE PROVIDERS & SERVICES - 0.1%         Parkway Holdings Ltd.                                    1,270,000        1,682,313
                                                                                                                     --------------
INDUSTRIAL CONGLOMERATES - 0.3%                 Fraser and Neave Ltd.                                      668,600        1,677,003
                                                Keppel Corp. Ltd.                                          797,300        4,405,723
                                                                                                                     --------------
                                                                                                                          6,082,726
                                                                                                                     --------------
MACHINERY - 0.0%                                Sembcorp Marine Ltd.                                       374,300          795,749
                                                                                                                     --------------
MEDIA - 0.0%                                    Singapore Press Holdings Ltd.                              367,000        1,023,920
                                                                                                                     --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0%    Parkway Life Real Estate Investment Trust                   30,300           20,600
                                                                                                                     --------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                          SHARES          VALUE
                                                                                                        ----------   --------------
                                                COMMON STOCKS
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%     CapitaLand Ltd.                                            390,800   $      851,858
                                                Keppel Land Ltd.                                           104,829          209,376
                                                                                                                     --------------
                                                                                                                          1,061,234
                                                                                                                     --------------
TRADING COMPANIES & DISTRIBUTORS - 0.0%         Noble Group Ltd.                                           246,560          234,637
                                                                                                                     --------------
WIRELESS TELECOMMUNICATION SERVICES - 0.0%      MobileOne Ltd.                                             716,030          918,612
                                                                                                                     --------------
                                                TOTAL COMMON STOCKS IN SINGAPORE                                         17,684,819
                                                                                                                     --------------
SOUTH AFRICA - 0.1%
METALS & MINING - 0.1%                          Anglo Platinum Ltd.                                          3,600          328,274
                                                Gold Fields Ltd. (a)                                        36,400          349,076
                                                Impala Platinum Holdings Ltd.                               14,100          287,843
                                                Katanga Mining Ltd. (b)                                    204,500          966,535
                                                                                                                     --------------
                                                                                                                          1,931,728
                                                                                                                     --------------
OIL, GAS & CONSUMABLE FUELS - 0.0%              Sasol Ltd.                                                   7,300          311,569
                                                                                                                     --------------
PAPER & FOREST PRODUCTS - 0.0%                  Mondi Ltd.                                                   6,051           33,064
                                                                                                                     --------------
                                                TOTAL COMMON STOCKS IN SOUTH AFRICA                                       2,276,361
                                                                                                                     --------------
SOUTH KOREA - 0.8%
CHEMICALS - 0.1%                                Samsung Fine Chemicals Co., Ltd.                            28,600        1,282,192
                                                                                                                     --------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%   KT Corp. (a)                                               127,600        2,142,404
                                                                                                                     --------------
ELECTRICAL EQUIPMENT - 0.0%                     LS Corp.                                                    17,800        1,206,290
                                                                                                                     --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.0%       Fine DNC Co., Ltd.                                          19,187           32,016
                                                Interflex Co., Ltd.                                         23,137           59,456
                                                                                                                     --------------
                                                                                                                             91,472
                                                                                                                     --------------
HOTELS, RESTAURANTS & LEISURE - 0.0%            Paradise Co. Ltd.                                          117,518          252,605
                                                                                                                     --------------
INSURANCE - 0.1%                                Dongbu Insurance Co., Ltd.                                  21,000          485,683
                                                Korean Reinsurance Co.                                      82,404          648,178
                                                Meritz Fire & Marine Insurance Co. Ltd.                     99,822          704,722
                                                                                                                     --------------
                                                                                                                          1,838,583
                                                                                                                     --------------
METALS & MINING - 0.2%                          POSCO                                                        4,587        1,720,765
                                                POSCO (a)                                                   21,200        1,979,444
                                                                                                                     --------------
                                                                                                                          3,700,209
                                                                                                                     --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -
   0.1%                                         Samsung Electronics Co., Ltd.                                5,600        2,566,221
                                                                                                                     --------------
TEXTILES, APPAREL & LUXURY GOODS - 0.0%         Cheil Industries, Inc.                                      19,053          836,968
                                                                                                                     --------------
TOBACCO - 0.2%                                  KT&G Corp.                                                  44,600        3,328,815
                                                                                                                     --------------
WIRELESS TELECOMMUNICATION SERVICES - 0.0%      SK Telecom Co., Ltd.                                         4,800          821,631
                                                                                                                     --------------
                                                TOTAL COMMON STOCKS IN SOUTH KOREA                                       18,067,390
                                                                                                                     --------------
SPAIN - 0.2%
COMMERCIAL BANKS - 0.1%                         Banco Santander SA                                          50,163          752,158
                                                                                                                     --------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%   Telefonica SA                                               78,870        1,875,332
                                                                                                                     --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
   - 0.0%                                       Iberdrola Renovables (b)                                    59,700          260,858
                                                                                                                     --------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                          SHARES          VALUE
                                                                                                        ----------   --------------
                                                COMMON STOCKS
TRANSPORTATION INFRASTRUCTURE - 0.0%            Cintra Concesiones de Infraestructuras de
                                                   Transporte SA                                            24,806   $      291,542
                                                                                                                     --------------
                                                TOTAL COMMON STOCKS IN SPAIN                                              3,179,890
                                                                                                                     --------------
SWEDEN - 0.0%
MACHINERY - 0.0%                                Volvo AB B Shares                                           84,242          761,090
                                                                                                                     --------------
                                                TOTAL COMMON STOCKS IN SWEDEN                                               761,090
                                                                                                                     --------------
SWITZERLAND - 0.5%
CAPITAL MARKETS - 0.0%                          Credit Suisse Group AG                                      19,602          915,452
                                                                                                                     --------------
FOOD PRODUCTS - 0.2%                            Nestle SA Registered Shares                                 89,295        3,859,110
                                                                                                                     --------------
INSURANCE - 0.1%                                Zurich Financial Services AG                                 7,000        1,938,444
                                                                                                                     --------------
PHARMACEUTICALS - 0.2%                          Novartis AG Registered Shares                               37,419        1,970,094
                                                Roche Holding AG                                             9,858        1,543,190
                                                                                                                     --------------
                                                                                                                          3,513,284
                                                                                                                     --------------
                                                TOTAL COMMON STOCKS IN SWITZERLAND                                       10,226,290
                                                                                                                     --------------
TAIWAN - 0.6%
COMMERCIAL BANKS - 0.0%                         Chinatrust Financial Holding Co.                           788,031          432,450
                                                                                                                     --------------
CONSTRUCTION MATERIALS - 0.1%                   Taiwan Cement Corp.                                      1,539,218          919,905
                                                                                                                     --------------
DIVERSIFIED FINANCIAL SERVICES - 0.0%           Fubon Financial Holding Co. Ltd.                           489,500          354,218
                                                                                                                     --------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%   Chunghwa Telecom Co., Ltd.                                 712,040        1,675,027
                                                Chunghwa Telecom Co., Ltd. (a)                             143,375        3,393,686
                                                                                                                     --------------
                                                                                                                          5,068,713
                                                                                                                     --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%       Delta Electronics, Inc.                                    793,433        2,078,362
                                                HON HAI Precision Industry Co., Ltd.                       330,250        1,182,855
                                                                                                                     --------------
                                                                                                                          3,261,217
                                                                                                                     --------------
INSURANCE - 0.0%                                Cathay Financial Holding Co., Ltd.                         646,112          892,183
                                                                                                                     --------------
SEMICONDUCTORS & SEMICONDUCTOR                  Taiwan Semiconductor Manufacturing Co., Ltd.             1,217,887        2,042,435
   EQUIPMENT - 0.1%                             Taiwan Semiconductor Manufacturing Co., Ltd. (a)            86,697          812,351
                                                                                                                     --------------
                                                                                                                          2,854,786
                                                                                                                     --------------
                                                TOTAL COMMON STOCKS IN TAIWAN                                            13,783,472
                                                                                                                     --------------
THAILAND - 0.2%
COMMERCIAL BANKS - 0.1%                         Siam Commercial Bank Pcl                                   554,100        1,120,964
                                                                                                                     --------------
CONSTRUCTION MATERIALS - 0.0%                   Siam Cement Pcl Foreign Shares                              52,000          207,327
                                                                                                                     --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.0%       Hana Microelectronics Pcl                                  471,900          185,359
                                                                                                                     --------------
OIL, GAS & CONSUMABLE FUELS - 0.1%              PTT Exploration & Production Pcl                            65,000          243,798
                                                PTT Public Company THB10                                   158,300        1,065,930
                                                                                                                     --------------
                                                                                                                          1,309,728
                                                                                                                     --------------
TRANSPORTATION INFRASTRUCTURE - 0.0%            Airports of Thailand Pcl                                   274,900          251,680
                                                Bangkok Expressway Pcl Foreign Shares                      256,600          119,737
                                                                                                                     --------------
                                                                                                                            371,417
                                                                                                                     --------------
                                                TOTAL COMMON STOCKS IN THAILAND                                           3,194,795
                                                                                                                     --------------
UNITED KINGDOM - 1.3%
AEROSPACE & DEFENSE - 0.1%                      BAE Systems Plc                                            181,232        1,336,023
                                                                                                                     --------------
BEVERAGES - 0.2%                                Diageo Plc (a)                                              55,800        3,842,388
                                                                                                                     --------------
COMMERCIAL BANKS - 0.0%                         HSBC Holdings Plc                                           33,257          538,038

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                          SHARES          VALUE
                                                                                                        ----------   --------------
                                                COMMON STOCKS
                                                Royal Bank of Scotland Group Plc                           203,975   $      658,002
                                                                                                                     --------------
                                                                                                                          1,196,040
                                                                                                                     --------------
DIVERSIFIED FINANCIAL SERVICES - 0.1%           Guinness Peat Group Plc                                  2,470,104        2,040,265
                                                                                                                     --------------
FOOD PRODUCTS - 0.1%                            Cadbury Plc (a)                                             23,424          958,979
                                                Premier Foods Plc                                           42,000           56,389
                                                Unilever Plc                                                64,408        1,751,299
                                                                                                                     --------------
                                                                                                                          2,766,667
                                                                                                                     --------------
METALS & MINING - 0.0%                          Anglo American Plc                                          30,503        1,030,376
                                                                                                                     --------------
MULTILINE RETAIL - 0.0%                         Next Plc                                                    22,946          423,082
                                                                                                                     --------------
OIL, GAS & CONSUMABLE FUELS - 0.4%              BP Plc                                                     261,454        2,177,455
                                                BP Plc (a)                                                  76,600        3,843,022
                                                Royal Dutch Shell Plc (a)                                   12,400          731,724
                                                Royal Dutch Shell Plc Class B                               89,955        2,527,078
                                                                                                                     --------------
                                                                                                                          9,279,279
                                                                                                                     --------------
PAPER & FOREST PRODUCTS - 0.0%                  Mondi Plc                                                   15,127           73,826
                                                                                                                     --------------
PHARMACEUTICALS - 0.1%                          GlaxoSmithKline Plc                                         60,795        1,316,977
                                                                                                                     --------------
TOBACCO - 0.1%                                  British American Tobacco Plc                                51,165        1,670,390
                                                                                                                     --------------
WIRELESS TELECOMMUNICATION SERVICES - 0.2%      Vodafone Group Plc                                       1,325,243        2,926,692
                                                Vodafone Group Plc (a)                                      43,280          956,488
                                                                                                                     --------------
                                                                                                                          3,883,180
                                                                                                                     --------------
                                                TOTAL COMMON STOCKS IN THE UNITED KINGDOM                                28,858,493
                                                                                                                     --------------
UNITED STATES - 26.2%
AEROSPACE & DEFENSE - 0.5%                      Boeing Co.                                                  53,800        3,085,430
                                                General Dynamics Corp.                                       5,200          382,824
                                                Goodrich Corp.                                                 800           33,280
                                                Honeywell International, Inc.                                  800           33,240
                                                L-3 Communications Holdings, Inc.                              600           58,992
                                                Lockheed Martin Corp.                                       28,400        3,114,628
                                                Northrop Grumman Corp.                                         400           24,216
                                                Precision Castparts Corp.                                   15,500        1,221,090
                                                Raytheon Co.                                                   700           37,457
                                                Spirit Aerosystems Holdings, Inc. Class A (b)              106,900        1,717,883
                                                United Technologies Corp.                                   14,800          888,888
                                                                                                                     --------------
                                                                                                                         10,597,928
                                                                                                                     --------------
AIR FREIGHT & LOGISTICS - 0.0%                  FedEx Corp.                                                  2,900          229,216
                                                                                                                     --------------
AUTO COMPONENTS - 0.0%                          Autoliv, Inc.                                                1,500           50,625
                                                WABCO Holdings, Inc.                                           200            7,108
                                                                                                                     --------------
                                                                                                                             57,733
                                                                                                                     --------------
AUTOMOBILES - 0.1%                              General Motors Corp.                                       124,600        1,177,470
                                                                                                                     --------------
BEVERAGES - 0.2%                                The Coca-Cola Co.                                           34,300        1,813,784
                                                Constellation Brands, Inc. Class A (b)                      25,300          542,938
                                                Dr. Pepper Snapple Group, Inc. (b)                          24,068          637,321
                                                PepsiAmericas, Inc.                                         10,200          211,344
                                                Pepsi Bottling Group, Inc.                                   1,400           40,838
                                                                                                                     --------------
                                                                                                                          3,246,225
                                                                                                                     --------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                          SHARES          VALUE
                                                                                                        ----------   --------------
                                                COMMON STOCKS
BIOTECHNOLOGY - 0.0%                            Amgen, Inc. (b)                                              2,200   $      130,394
                                                Senomyx, Inc. (b)                                           25,800          116,874
                                                                                                                     --------------
                                                                                                                            247,268
                                                                                                                     --------------
CAPITAL MARKETS - 1.0%                          The Bank of New York Mellon Corp.                          241,537        7,869,275
                                                Northern Trust Corp.                                        90,700        6,548,540
                                                State Street Corp.                                         124,900        7,104,312
                                                                                                                     --------------
                                                                                                                         21,522,127
                                                                                                                     --------------
CHEMICALS - 0.3%                                CF Industries Holdings, Inc.                                   700           64,022
                                                Celanese Corp. Series A                                      1,500           41,865
                                                The Dow Chemical Co.                                        90,500        2,876,090
                                                E.I. du Pont de Nemours & Co.                               66,300        2,671,890
                                                Lubrizol Corp.                                                 800           34,512
                                                Terra Industries, Inc.                                       1,700           49,980
                                                                                                                     --------------
                                                                                                                          5,738,359
                                                                                                                     --------------
COMMERCIAL BANKS - 0.1%                         U.S. Bancorp                                                35,500        1,278,710
                                                                                                                     --------------
COMMUNICATIONS EQUIPMENT - 1.1%                 3Com Corp. (b)                                             446,700        1,040,811
                                                Ciena Corp. (b)                                             87,000          876,960
                                                Cisco Systems, Inc. (b)                                    424,100        9,567,696
                                                Comverse Technology, Inc. (b)                              153,900        1,472,823
                                                Corning, Inc.                                              236,600        3,700,424
                                                Extreme Networks, Inc. (b)                                   4,637           15,627
                                                JDS Uniphase Corp. (b)                                      16,662          140,961
                                                Motorola, Inc.                                              93,000          664,020
                                                Polycom, Inc. (b)                                           89,600        2,072,448
                                                QUALCOMM, Inc.                                              72,100        3,098,137
                                                Tellabs, Inc. (b)                                           17,300           70,238
                                                                                                                     --------------
                                                                                                                         22,720,145
                                                                                                                     --------------
COMPUTERS & PERIPHERALS - 1.0%                  Dell, Inc. (b)                                               6,500          107,120
                                                EMC Corp. (b)                                                2,700           32,292
                                                Hewlett-Packard Co.                                        194,211        8,980,317
                                                International Business Machines Corp.                       66,600        7,789,536
                                                Lexmark International, Inc. Class A (b)                     31,000        1,009,670
                                                SanDisk Corp. (b)                                          152,500        2,981,375
                                                Seagate Technology                                           2,200           26,664
                                                Sun Microsystems, Inc. (b)                                  64,750          492,100
                                                Western Digital Corp. (b)                                    2,400           51,168
                                                                                                                     --------------
                                                                                                                         21,470,242
                                                                                                                     --------------
CONSTRUCTION & ENGINEERING - 0.1%               Foster Wheeler Ltd. (b)                                     40,320        1,455,955
                                                KBR, Inc.                                                   36,131          551,720
                                                                                                                     --------------
                                                                                                                          2,007,675
                                                                                                                     --------------
CONSUMER FINANCE - 0.0%                         Discover Financial Services, Inc.                              150            2,073
                                                                                                                     --------------
CONTAINERS & PACKAGING - 0.0%                   Crown Holdings, Inc. (b)                                    37,800          839,538
                                                Owens-Illinois, Inc. (b)                                     1,600           47,040
                                                Smurfit-Stone Container Corp. (b)                           34,100          160,270
                                                                                                                     --------------
                                                                                                                          1,046,848
                                                                                                                     --------------
DISTRIBUTORS - 0.0%                             Genuine Parts Co.                                            1,000           40,210
                                                                                                                     --------------
DIVERSIFIED FINANCIAL SERVICES - 0.3%           Bank of America Corp.                                       27,000          945,000

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                          SHARES          VALUE
                                                                                                        ----------   --------------
                                                COMMON STOCKS
                                                Citigroup, Inc.                                             26,900   $      551,719
                                                JPMorgan Chase & Co.                                        99,200        4,632,640
                                                                                                                     --------------
                                                                                                                          6,129,359
                                                                                                                     --------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.4%   AT&T Inc.                                                  592,672       16,547,402
                                                AboveNet, Inc. (b)                                           1,055           61,190
                                                CenturyTel, Inc.                                               800           29,320
                                                Embarq Corp.                                                 6,320          256,276
                                                FairPoint Communications, Inc.                               3,495           30,302
                                                General Communication, Inc. Class A (b)                     22,800          211,128
                                                Qwest Communications International Inc.                    631,700        2,040,391
                                                Verizon Communications, Inc.                               356,700       11,446,503
                                                Windstream Corp.                                            30,078          329,053
                                                                                                                     --------------
                                                                                                                         30,951,565
                                                                                                                     --------------
ELECTRIC UTILITIES - 0.6%                       Duke Energy Corp.                                            2,800           48,804
                                                Entergy Corp.                                               30,000        2,670,300
                                                Exelon Corp.                                                48,500        3,037,070
                                                FPL Group, Inc.                                             84,800        4,265,440
                                                FirstEnergy Corp.                                            1,000           66,990
                                                PPL Corp.                                                   45,600        1,688,112
                                                RusHydro (b)                                            74,766,600        2,280,381
                                                                                                                     --------------
                                                                                                                         14,057,097
                                                                                                                     --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.0%       Avnet, Inc. (b)                                              2,900           71,427
                                                Mettler Toledo International, Inc. (b)                       3,300          323,400
                                                Tyco Electronics Ltd.                                       18,978          524,931
                                                                                                                     --------------
                                                                                                                            919,758
                                                                                                                     --------------
ENERGY EQUIPMENT & SERVICES - 0.8%              Complete Production Services, Inc. (b)                      70,100        1,411,113
                                                ENSCO International, Inc.                                    7,900          455,277
                                                Global Industries Ltd. (b)                                 245,500        1,703,770
                                                Halliburton Co.                                             54,160        1,754,242
                                                Key Energy Services, Inc. (b)                               35,300          409,480
                                                Nabors Industries Ltd. (b)                                  23,200          578,144
                                                National Oilwell Varco, Inc. (b)                            66,727        3,351,697
                                                Noble Corp.                                                  9,500          417,050
                                                Patterson-UTI Energy, Inc.                                   2,900           58,058
                                                Schlumberger Ltd.                                           54,700        4,271,523
                                                Smith International, Inc.                                   12,700          744,728
                                                Transocean, Inc.                                            11,725        1,287,874
                                                Weatherford International Ltd. (b)                          35,200          884,928
                                                                                                                     --------------
                                                                                                                         17,327,884
                                                                                                                     --------------
FOOD & STAPLES RETAILING - 0.1%                 CVS Caremark Corp.                                          25,335          852,776
                                                The Kroger Co.                                               1,500           41,220
                                                SUPERVALU, Inc.                                             11,182          242,649
                                                Wal-Mart Stores, Inc.                                       10,600          634,834
                                                                                                                     --------------
                                                                                                                          1,771,479
                                                                                                                     --------------
FOOD PRODUCTS - 0.4%                            Bunge Ltd.                                                  15,000          947,700
                                                ConAgra Foods, Inc.                                         28,100          546,826
                                                H.J. Heinz Co.                                              23,300        1,164,301

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                          SHARES          VALUE
                                                                                                        ----------   --------------
                                                COMMON STOCKS
                                                Hormel Foods Corp.                                           2,100   $       76,188
                                                Kraft Foods, Inc.                                          144,670        4,737,943
                                                Ralcorp Holdings, Inc. (b)                                   7,041          474,634
                                                Sara Lee Corp.                                              21,500          271,545
                                                                                                                     --------------
                                                                                                                          8,219,137
                                                                                                                     --------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%         Baxter International, Inc.                                  13,200          866,316
                                                Boston Scientific Corp. (b)                                 48,200          591,414
                                                Covidien Ltd.                                               18,978        1,020,257
                                                Hologic, Inc. (b)                                          153,000        2,957,490
                                                Medtronic, Inc.                                             87,300        4,373,730
                                                                                                                     --------------
                                                                                                                          9,809,207
                                                                                                                     --------------
HEALTH CARE PROVIDERS & SERVICES - 1.4%         Aetna, Inc.                                                119,800        4,325,978
                                                AmerisourceBergen Corp.                                     33,500        1,261,275
                                                Cardinal Health, Inc.                                        2,200          108,416
                                                Cigna Corp.                                                217,600        7,394,048
                                                Coventry Health Care, Inc. (b)                              41,800        1,360,590
                                                DaVita, Inc. (b)                                            17,600        1,003,376
                                                Express Scripts, Inc. (b)                                      900           66,438
                                                HealthSouth Corp. (b)                                       30,440          561,009
                                                Humana, Inc. (b)                                            84,800        3,493,760
                                                McKesson Corp.                                              31,200        1,678,872
                                                Medco Health Solutions, Inc. (b)                            30,400        1,368,000
                                                PharMerica Corp. (b)                                         1,058           23,794
                                                Quest Diagnostics, Inc.                                      2,300          118,841
                                                UnitedHealth Group, Inc.                                   166,150        4,218,549
                                                WellPoint, Inc. (b)                                         77,200        3,610,644
                                                                                                                     --------------
                                                                                                                         30,593,590
                                                                                                                     --------------
HOTELS, RESTAURANTS & LEISURE - 0.2%            International Game Technology                               73,600        1,264,448
                                                McDonald's Corp.                                            38,700        2,387,790
                                                Panera Bread Co. Class A (b)                                 8,600          437,740
                                                                                                                     --------------
                                                                                                                          4,089,978
                                                                                                                     --------------
HOUSEHOLD DURABLES - 0.0%                       Mohawk Industries, Inc. (b)                                    600           40,434
                                                                                                                     --------------
HOUSEHOLD PRODUCTS - 0.6%                       The Procter & Gamble Co.                                   186,200       12,976,278
                                                                                                                     --------------
IT SERVICES - 0.0%                              Accenture Ltd. Class A                                       1,100           41,800
                                                Affiliated Computer Services, Inc. Class A (b)               1,600           81,008
                                                Alliance Data Systems Corp. (b)                              1,700          107,746
                                                Computer Sciences Corp. (b)                                    900           36,171
                                                Hewitt Associates, Inc. Class A (b)                          2,000           72,880
                                                SAIC, Inc. (b)                                               4,900           99,127
                                                                                                                     --------------
                                                                                                                            438,732
                                                                                                                     --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS    The AES Corp. (b)                                           44,400          519,036
   - 0.1%                                       Calpine Corp. (b)                                            1,845           23,985
                                                Dynegy, Inc. Class A (b)                                    71,306          255,275
                                                Mirant Corp. (b)                                            34,500          631,005
                                                NRG Energy, Inc. (b)                                        33,500          829,125
                                                                                                                     --------------
                                                                                                                          2,258,426
                                                                                                                     --------------
INDUSTRIAL CONGLOMERATES - 0.7%                 3M Co.                                                      36,700        2,506,977

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                          SHARES          VALUE
                                                                                                        ----------   --------------
                                                COMMON STOCKS
                                                General Electric Co.                                       429,320   $   10,947,660
                                                McDermott International, Inc. (b)                           37,900          968,345
                                                Tyco International Ltd.                                     24,078          843,212
                                                                                                                     --------------
                                                                                                                         15,266,194
                                                                                                                     --------------
INSURANCE - 1.7%                                ACE Ltd.                                                    97,000        5,250,610
                                                The Allstate Corp.                                          74,600        3,440,552
                                                Assurant, Inc.                                              28,486        1,566,730
                                                Axis Capital Holdings Ltd.                                   1,000           31,710
                                                CNA Financial Corp.                                            900           23,616
                                                Chubb Corp.                                                 38,000        2,086,200
                                                Darwin Professional Underwriters, Inc. (b)                   7,900          245,769
                                                Endurance Specialty Holdings Ltd.                           48,300        1,493,436
                                                Everest Re Group Ltd.                                       12,700        1,098,931
                                                Fidelity National Title Group, Inc. Class A                239,200        3,516,240
                                                Genworth Financial, Inc. Class A                             1,000            8,610
                                                Hartford Financial Services Group, Inc.                     43,000        1,762,570
                                                IPC Holdings, Ltd.                                          26,900          812,649
                                                Lincoln National Corp.                                       9,700          415,257
                                                Loews Corp.                                                    900           35,541
                                                Marsh & McLennan Cos., Inc.                                 19,100          606,616
                                                MetLife, Inc.                                               31,401        1,758,456
                                                PartnerRe Ltd.                                               6,400          435,776
                                                Platinum Underwriters Holdings Ltd.                         25,100          890,548
                                                The Progressive Corp.                                       86,600        1,506,840
                                                Prudential Financial, Inc.                                   8,700          626,400
                                                RenaissanceRe Holdings Ltd.                                 24,900        1,294,800
                                                The Travelers Cos., Inc.                                    83,945        3,794,314
                                                XL Capital Ltd. Class A                                    256,445        4,600,623
                                                                                                                     --------------
                                                                                                                         37,302,794
                                                                                                                     --------------
INTERNET & CATALOG RETAIL - 0.0%                Expedia, Inc. (b)                                            2,100           31,731
                                                Liberty Media Holding Corp. - Interactive (b)                2,384           30,777
                                                                                                                     --------------
                                                                                                                             62,508
                                                                                                                     --------------
INTERNET SOFTWARE & SERVICES - 0.3%             Google, Inc. Class A (b)                                    15,600        6,248,112
                                                                                                                     --------------
LEISURE EQUIPMENT & PRODUCTS - 0.0%             Hasbro, Inc.                                                 1,700           59,024
                                                Mattel, Inc.                                                54,800          988,592
                                                                                                                     --------------
                                                                                                                          1,047,616
                                                                                                                     --------------
LIFE SCIENCES TOOLS & SERVICES - 0.2%           Applied Biosystems, Inc.                                     6,700          229,475
                                                Invitrogen Corp. (b)                                         6,600          249,480
                                                PerkinElmer, Inc.                                           13,500          337,095
                                                Thermo Fisher Scientific, Inc. (b)                          32,200        1,771,000
                                                Varian, Inc. (b)                                             3,400          145,860
                                                Waters Corp. (b)                                            32,800        1,908,304
                                                                                                                     --------------
                                                                                                                          4,641,214
                                                                                                                     --------------
MACHINERY - 0.0%                                AGCO Corp. (b)                                               1,100           46,871
                                                Cummins, Inc.                                                  900           39,348
                                                Dover Corp.                                                  2,000           81,100
                                                Pall Corp.                                                   6,800          233,852
                                                Parker Hannifin Corp.                                          800           42,400

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                          SHARES          VALUE
                                                                                                        ----------   --------------
                                                COMMON STOCKS
                                                SPX Corp.                                                      600   $       46,200
                                                                                                                     --------------
                                                                                                                            489,771
                                                                                                                     --------------
MARINE - 0.1%                                   American Commercial Lines, Inc. (b)                        164,700        1,752,408
                                                                                                                     --------------
MEDIA - 0.7%                                    Comcast Corp. Class A                                      420,318        8,250,842
                                                DISH Network Corp. (b)                                      36,800          772,800
                                                Discovery Communications, Inc. Class A (b)                   1,795           25,579
                                                Discovery Communications, Inc. Class C (b)                   1,795           25,417
                                                Liberty Media Corp. - Entertainment Class A (b)                 32              799
                                                Liberty Media Holding Corp. - Capital (b)                        8              107
                                                News Corp. Class A                                         170,500        2,044,295
                                                Time Warner, Inc.                                          103,800        1,360,818
                                                Viacom, Inc. Class B (b)                                    98,779        2,453,670
                                                Virgin Media, Inc.                                         119,297          942,446
                                                                                                                     --------------
                                                                                                                         15,876,773
                                                                                                                     --------------
METALS & MINING - 0.6%                          AK Steel Holding Corp.                                       1,100           28,512
                                                Alcoa, Inc.                                                 50,400        1,138,032
                                                Freeport-McMoRan Copper & Gold, Inc. Class B                32,900        1,870,365
                                                Newmont Mining Corp.                                       178,900        6,934,164
                                                Nucor Corp.                                                  2,000           79,000
                                                Reliance Steel & Aluminum Co.                                1,200           45,564
                                                United States Steel Corp.                                   30,600        2,374,866
                                                                                                                     --------------
                                                                                                                         12,470,503
                                                                                                                     --------------
MULTI-UTILITIES - 0.0%                          CMS Energy Corp.                                            43,100          537,457
                                                                                                                     --------------
MULTILINE RETAIL - 0.0%                         Big Lots, Inc. (b)                                           1,600           44,528
                                                Family Dollar Stores, Inc.                                   1,200           28,440
                                                                                                                     --------------
                                                                                                                             72,968
                                                                                                                     --------------
OFFICE ELECTRONICS - 0.1%                       Xerox Corp.                                                237,400        2,737,222
                                                                                                                     --------------
OIL, GAS & CONSUMABLE FUELS - 4.1%              Alliance Resource Partners LP                               29,500          929,840
                                                Anadarko Petroleum Corp.                                    33,300        1,615,383
                                                Apache Corp.                                                24,900        2,596,572
                                                CNX Gas Corp. (b)                                           81,600        1,827,024
                                                Chevron Corp.                                              173,912       14,344,262
                                                Cimarex Energy Co.                                           1,400           68,474
                                                ConocoPhillips                                             145,500       10,657,875
                                                Consol Energy, Inc.                                        159,200        7,305,688
                                                Devon Energy Corp.                                          50,700        4,623,840
                                                El Paso Corp.                                              581,400        7,418,664
                                                Exxon Mobil Corp.                                          300,650       23,348,479
                                                Foundation Coal Holdings, Inc.                              87,700        3,120,366
                                                Frontline Ltd.                                               1,600           76,912
                                                Hess Corp.                                                  16,100        1,321,488
                                                Marathon Oil Corp.                                          92,200        3,676,014
                                                Murphy Oil Corp.                                            16,000        1,026,240
                                                Noble Energy, Inc.                                             800           44,472
                                                Occidental Petroleum Corp.                                  52,950        3,730,328
                                                Plains Exploration & Production Co. (b)                      2,300           80,868
                                                Stone Energy Corp. (b)                                      11,575          489,970

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                          SHARES          VALUE
                                                                                                        ----------   --------------
                                                COMMON STOCKS
                                                Sunoco, Inc.                                                   600   $       21,348
                                                Valero Energy Corp.                                            800           24,240
                                                                                                                     --------------
                                                                                                                         88,348,347
                                                                                                                     --------------
PAPER & FOREST PRODUCTS - 0.1%                  International Paper Co.                                    105,100        2,751,518
                                                                                                                     --------------
PERSONAL PRODUCTS - 0.0%                        Avon Products, Inc.                                         22,300          927,011
                                                                                                                     --------------
PHARMACEUTICALS - 2.9%                          Abbott Laboratories                                         88,100        5,072,798
                                                Bristol-Myers Squibb Co.                                   723,200       15,078,720
                                                Eli Lilly & Co.                                             45,700        2,012,171
                                                Endo Pharmaceuticals Holdings, Inc. (b)                     11,700          234,000
                                                Forest Laboratories, Inc. (b)                               17,300          489,244
                                                Johnson & Johnson                                          264,400       18,317,632
                                                King Pharmaceuticals, Inc. (b)                              17,700          169,566
                                                Merck & Co., Inc.                                          154,600        4,879,176
                                                Pfizer, Inc.                                               579,700       10,689,668
                                                Schering-Plough Corp.                                      155,000        2,862,850
                                                Valeant Pharmaceuticals International (b)                   84,600        1,731,762
                                                Wyeth                                                      100,100        3,697,694
                                                                                                                     --------------
                                                                                                                         65,235,281
                                                                                                                     --------------
PROFESSIONAL SERVICES - 0.0%                    Manpower, Inc.                                                 400           17,264
                                                                                                                     --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0%    Ventas, Inc.                                                12,813          633,218
                                                                                                                     --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%     The St. Joe Co. (b)                                         43,900        1,716,051
                                                                                                                     --------------
ROAD & RAIL - 1.6%                              Burlington Northern Santa Fe Corp.                         177,300       16,387,839
                                                CSX Corp.                                                    1,300           70,941
                                                Norfolk Southern Corp.                                      55,100        3,648,171
                                                Ryder System, Inc.                                           1,200           74,400
                                                Union Pacific Corp.                                        210,200       14,957,832
                                                                                                                     --------------
                                                                                                                         35,139,183
                                                                                                                     --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT        Applied Materials, Inc.                                     48,100          727,753
   - 0.4%                                       Intel Corp.                                                405,400        7,593,142
                                                Intersil Corp. Class A                                       1,800           29,844
                                                LSI Corp. (b)                                               16,831           90,214
                                                Novellus Systems, Inc. (b)                                   1,600           31,424
                                                Texas Instruments, Inc.                                     48,700        1,047,050
                                                Xilinx, Inc.                                                 4,400          103,180
                                                                                                                     --------------
                                                                                                                          9,622,607
                                                                                                                     --------------
SOFTWARE - 1.3%                                 BMC Software, Inc. (b)                                       1,000           28,630
                                                CA, Inc.                                                   212,952        4,250,522
                                                Check Point Software Technologies Ltd. (b)                   2,700           61,398
                                                Microsoft Corp.                                            850,500       22,699,845
                                                Novell, Inc. (b)                                            33,200          170,648
                                                Oracle Corp. (b)                                             2,700           54,837
                                                Symantec Corp. (b)                                           4,500           88,110
                                                Synopsys, Inc. (b)                                           1,800           35,910
                                                                                                                     --------------
                                                                                                                         27,389,900
                                                                                                                     --------------
SPECIALTY RETAIL - 0.0%                         Circuit City Stores, Inc.                                   25,800           19,608

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                          SHARES          VALUE
                                                                                                        ----------   --------------
                                                COMMON STOCKS
                                                The Gap, Inc.                                                5,100   $       90,678
                                                Ross Stores, Inc.                                            2,800          103,068
                                                TJX Cos., Inc.                                               3,200           97,664
                                                                                                                     --------------
                                                                                                                            311,018
                                                                                                                     --------------
TEXTILES, APPAREL & LUXURY GOODS - 0.0%         Hanesbrands, Inc. (b)                                        2,687           58,442
                                                Unifi, Inc. (b)                                             77,100          373,164
                                                                                                                     --------------
                                                                                                                            431,606
                                                                                                                     --------------
TOBACCO - 0.3%                                  Altria Group, Inc.                                         100,200        1,987,968
                                                Philip Morris International, Inc.                           86,400        4,155,840
                                                Reynolds American, Inc.                                      1,000           48,620
                                                                                                                     --------------
                                                                                                                          6,192,428
                                                                                                                     --------------
TRANSPORTATION INFRASTRUCTURE - 0.1%            Macquarie Infrastructure Co. LLC                            96,800        1,278,728
                                                                                                                     --------------
WIRELESS TELECOMMUNICATION SERVICES - 0.1%      Ascent Media Corp. Class A (b)                                 180            4,382
                                                Sprint Nextel Corp.                                        212,100        1,293,810
                                                                                                                     --------------
                                                                                                                          1,298,192
                                                                                                                     --------------
                                                TOTAL COMMON STOCKS IN THE UNITED STATES                                570,763,045
                                                                                                                     --------------
                                                TOTAL COMMON STOCKS - 47.5%                                           1,028,362,938
                                                                                                                     --------------
                                                PREFERRED STOCKS
UNITED STATES - 0.2%
DIVERSIFIED FINANCIAL SERVICES - 0.2%           Citigroup, Inc. Series T, 6.50% (e)                         81,093        3,324,813
                                                                                                                     --------------
INSURANCE - 0.0%                                IPC Holdings, Ltd., 7.25% (e)                                4,200          115,349
                                                MetLife, Inc. Series B, 6.375% (e)                          22,500          281,700
                                                XL Capital Ltd., 10.75% (e)                                 17,583          417,420
                                                                                                                     --------------
                                                                                                                            814,469
                                                                                                                     --------------
OIL, GAS & CONSUMABLE FUELS - 0.0%              El Paso Corp., 4.99% (b)(d)(e)                                 510          527,213
                                                                                                                     --------------
                                                TOTAL PREFERRED STOCKS - 0.2%                                             4,666,495
                                                                                                                     --------------
                                                EXCHANGE-TRADED FUNDS
SOUTH KOREA - 0.2%                              iShares MSCI South Korea Index Fund                        121,600        4,831,168
                                                                                                                     --------------
                                                TOTAL EXCHANGE-TRADED FUNDS IN SOUTH KOREA                                4,831,168
                                                                                                                     --------------
UNITED STATES - 2.7%                            Consumer Staples Select Sector SPDR Fund                   112,000        3,091,200
                                                Health Care Select Sector SPDR Fund                        113,300        3,404,665
                                                iShares Dow Jones U.S. Financial Sector Index Fund          18,900        1,312,416
                                                iShares Dow Jones U.S. Technology Sector Index Fund         31,100        1,474,762
                                                iShares Dow Jones U.S. Telecommunications Sector
                                                Index Fund                                                  48,500          987,945
                                                iShares MSCI Brazil (Free) Index Fund                       69,100        3,908,987
                                                iShares Silver Trust (b)                                   394,200        4,671,270
                                                SPDR(R) Gold Trust (b)                                     393,200       33,449,524
                                                Telecom HOLDRs Trust                                        11,100          293,373
                                                Utilities Select Sector SPDR Fund                          179,200        5,954,816
                                                Vanguard Telecommunication Services ETF                      1,500           80,025
                                                                                                                     --------------
                                                TOTAL EXCHANGE-TRADED FUNDS IN THE UNITED STATES                         58,628,983
                                                                                                                     --------------
                                                TOTAL EXCHANGE-TRADED FUNDS - 2.9%                                       63,460,151
                                                                                                                     --------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                          SHARES          VALUE
                                                                                                        ----------   --------------
                                                MUTUAL FUNDS
VIETNAM - 0.1%                                  Vietnam Enterprise Investments Ltd. - R Shares (b)         137,961   $      344,903
                                                Vinaland Ltd. (b)                                        1,165,500        1,267,481
                                                                                                                     --------------
                                                TOTAL MUTUAL FUNDS - 0.1%                                                 1,612,384
                                                                                                                     --------------
                                                WARRANTS (F)
CANADA - 0.0%
METALS & MINING - 0.0%                          Kinross Gold Corp. (expires 9/03/13)                        37,568          120,020
                                                New Gold, Inc. (expires 4/03/12)                            80,000            5,638
                                                                                                                     --------------
                                                TOTAL WARRANTS IN CANADA                                                    125,658
                                                                                                                     --------------
UNITED STATES - 0.0%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%   AboveNet, Inc. (expires 9/08/10)                             1,026           21,546
                                                                                                                     --------------
PAPER & FOREST PRODUCTS - 0.0%                  Mandra Forestry Finance Ltd. (expires 5/15/13)               1,250          131,250
                                                                                                                     --------------
                                                TOTAL WARRANTS IN THE UNITED STATES                                         152,796
                                                                                                                     --------------
                                                TOTAL WARRANTS - 0.0%                                                       278,454
                                                                                                                     --------------
                                                RIGHTS
BRAZIL - 0.0%
FOOD PRODUCTS - 0.0%                            Cosan SA Industria e Comercio (g)                            5,206              383
                                                                                                                     --------------
                                                TOTAL RIGHTS - 0.0%                                                             383
                                                                                                                     --------------

                                                                                                            PAR
                                                                                                           (000)
                                                                                                        ----------
                                                FIXED INCOME SECURITIES
                                                CORPORATE BONDS
BRAZIL - 0.0%
FOOD PRODUCTS - 0.0%                            Cosan Finance Ltd., 7%, 2/01/17 (d)                     USD    285          202,350
                                                                                                                     --------------
METALS & MINING - 0.0%                          Cia Vale do Rio Doce (h)(i)(j)                          BRL     10                0
                                                                                                                     --------------
                                                TOTAL CORPORATE BONDS IN BRAZIL                                             202,350
                                                                                                                     --------------
CANADA - 0.2%
PAPER & FOREST PRODUCTS - 0.2%                  Sino-Forest Corp., 5%, 8/01/13 (d)(e)                   USD  4,250        3,986,500
                                                                                                                     --------------
WIRELESS TELECOMMUNICATION SERVICES - 0.0%      Rogers Wireless Communications, Inc.,
                                                   7.625%, 12/15/11                                     CAD    325          322,123
                                                                                                                     --------------
                                                TOTAL CORPORATE BONDS IN CANADA                                           4,308,623
                                                                                                                     --------------
CHILE - 0.1%
ELECTRIC UTILITIES - 0.1%                       Empresa Electrica del Norte Grande SA,
                                                   7%, 11/05/17                                         USD  2,760        2,677,135
                                                                                                                     --------------
                                                TOTAL CORPORATE BONDS IN CHILE                                            2,677,135
                                                                                                                     --------------
CHINA - 0.2%
AUTOMOBILES - 0.1%                              Brilliance China Finance Ltd., 0%, 6/07/11 (e)(k)            1,808        1,784,623
                                                                                                                     --------------
FOOD PRODUCTS - 0.0%                            Chaoda Modern Agriculture Holdings Ltd.,
                                                   7.75%, 2/08/10                                       USD    660          622,050
                                                Chaoda Modern Agriculture Holdings Ltd.,
                                                   0%, 5/08/11 (e)(k)                                   HKD  5,110          743,002
                                                                                                                     --------------
                                                                                                                          1,365,052
                                                                                                                     --------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                            PAR
                                                                                                           (000)          VALUE
                                                                                                        ----------   --------------
                                                CORPORATE BONDS
SPECIALTY RETAIL - 0.1%                         GOME Electrical Appliances Holdings Ltd.,
                                                   0%, 5/18/14 (e)(k)                                   USD 19,100   $    1,757,027
                                                                                                                     --------------
                                                TOTAL CORPORATE BONDS IN CHINA                                            4,906,702
                                                                                                                     --------------
EUROPE - 0.2%
COMMERCIAL BANKS - 0.2%                         European Investment Bank, 0%, 9/21/10 (d)(k)            BRL  6,160        2,454,771
                                                European Investment Bank Series 1158/0100,
                                                   3.625%, 10/15/11                                     EUR    652          902,679
                                                                                                                     --------------
                                                TOTAL CORPORATE BONDS IN EUROPE                                           3,357,450
                                                                                                                     --------------
GERMANY - 0.6%
COMMERCIAL BANKS - 0.6%                         KfW - Kreditanstalt fuer Wiederaufbau,
                                                   4.50%, 12/07/08                                      GBP    700        1,244,089
                                                KfW - Kreditanstalt fuer Wiederaufbau,
                                                   3.25%, 6/27/13 (e)                                   EUR  5,900        8,131,573
                                                KfW - Kreditanstalt fuer Wiederaufbau,
                                                   4.25%, 7/04/14                                            2,000        2,787,372
                                                                                                                     --------------
                                                TOTAL CORPORATE BONDS IN GERMANY                                         12,163,034
                                                                                                                     --------------
HONG KONG - 0.2%
HOTELS, RESTAURANTS & LEISURE - 0.1%            FU JI Food and Catering Services Holdings Ltd.,
                                                   0%, 10/18/10 (e)(k)                                  CNY 12,000        1,209,024
                                                                                                                     --------------
INDUSTRIAL CONGLOMERATES - 0.0%                 Hutchison Whampoa International 03/33 Ltd.,
                                                   5.45%, 11/24/10                                      USD    725          730,357
                                                                                                                     --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%     Hongkong Land CB 2005 Ltd., 2.75%, 12/21/12 (e)                900          799,875
                                                                                                                     --------------
TRADING COMPANIES & DISTRIBUTORS - 0.1%         Noble Group Ltd., 8.50%, 5/30/13 (d)                         1,387        1,144,275
                                                                                                                     --------------
                                                TOTAL CORPORATE BONDS IN HONG KONG                                        3,883,531
                                                                                                                     --------------
INDIA - 0.5%
AUTOMOBILES - 0.1%                              Tata Motors Ltd., 1%, 4/27/11 (e)                            1,775        1,618,977
                                                Tata Motors Ltd., 0%, 7/12/12 (k)                              200          168,000
                                                                                                                     --------------
                                                                                                                          1,786,977
                                                                                                                     --------------
CONSTRUCTION & ENGINEERING - 0.0%               Punj Lloyd Ltd., 0%, 4/08/11 (e)(k)                            600          672,000
                                                                                                                     --------------
ELECTRICAL EQUIPMENT - 0.0%                     Suzlon Energy Ltd., 0%, 6/12/12 (e)(k)                       1,200          331,355
                                                                                                                     --------------
METALS & MINING - 0.0%                          Gujarat NRE Coke Ltd., 0%, 4/12/11 (e)(k)                      500          550,000
                                                                                                                     --------------
THRIFTS & MORTGAGE FINANCE - 0.1%               Housing Development Finance Corp., 0%, 9/27/10 (e)(k)          800        1,132,000
                                                                                                                     --------------
WIRELESS TELECOMMUNICATION SERVICES - 0.3%      Reliance Communications Ltd., 0%, 5/10/11 (e)(k)               875          868,437
                                                Reliance Communications Ltd., 0%, 3/01/12 (e)(k)             6,000        5,656,956
                                                                                                                     --------------
                                                                                                                          6,525,393
                                                                                                                     --------------
                                                TOTAL CORPORATE BONDS IN INDIA                                           10,997,725
                                                                                                                     --------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                            PAR
                                                                                                           (000)          VALUE
                                                                                                        ----------   --------------
                                                CORPORATE BONDS
JAPAN - 0.2%
COMMERCIAL BANKS - 0.1%                         The Bank of Kyoto Ltd. Series 1, 1.90%, 9/30/09 (e)     JPY 80,000   $    1,252,409
                                                The Mie Bank Ltd., 1%, 10/31/11 (e)                         17,000          156,326
                                                                                                                     --------------
                                                                                                                          1,408,735
                                                                                                                     --------------
HOUSEHOLD DURABLES - 0.1%                       Sony Corp., 0%, 12/18/08 (e)(k)                            220,000        2,060,913
                                                                                                                     --------------
                                                TOTAL CORPORATE BONDS IN JAPAN                                            3,469,648
                                                                                                                     --------------
KAZAKHSTAN - 0.2%
OIL, GAS & CONSUMABLE FUELS - 0.2%              KazMunaiGaz Finance Sub BV, 9.125%, 7/02/18 (d)         USD  4,200        3,570,000
                                                                                                                     --------------
                                                TOTAL CORPORATE BONDS IN KAZAKHSTAN                                       3,570,000
                                                                                                                     --------------
LUXEMBOURG - 0.3%
DIVERSIFIED TELECOMMUNICATION                   VIP Finance Ireland Ltd. for OJSC Vimpel
   SERVICES - 0.2%                                 Communications, 9.125%, 4/30/18 (d)                       4,145        3,217,635
                                                                                                                     --------------
METALS & MINING - 0.1%                          Evraz Group SA, 8.875%, 4/24/13 (d)                            550          418,000
                                                Evraz Group SA, 8.25%, 11/10/15                                300          220,500
                                                Evraz Group SA, 9.50%, 4/24/18 (d)                           2,680        1,929,600
                                                                                                                     --------------
                                                                                                                          2,568,100
                                                                                                                     --------------
                                                TOTAL CORPORATE BONDS IN LUXEMBOURG                                       5,785,735
                                                                                                                     --------------
MALAYSIA - 0.8%
DIVERSIFIED FINANCIAL SERVICES - 0.2%           Cherating Capital Ltd., 2%, 7/05/12 (e)                      3,500        3,364,375
                                                Feringghi Capital Ltd., 0%, 12/22/09 (e)(k)                    800          830,000
                                                Johor Corp., 1%, 7/31/09 (l)                            MYR  2,225          762,672
                                                                                                                     --------------
                                                                                                                          4,957,047
                                                                                                                     --------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%   Rafflesia Capital Ltd., 1.25%, 10/04/11 (e)(h)          USD  5,500        5,350,405
                                                                                                                     --------------
FOOD PRODUCTS - 0.1%                            IOI Resources, 0%, 1/15/13 (e)(k)                            3,200        2,436,160
                                                                                                                     --------------
HOTELS, RESTAURANTS & LEISURE - 0.1%            Berjaya Land Bhd, 8%, 8/15/11 (e)                       MYR  5,080        1,505,085
                                                                                                                     --------------
MULTI-UTILITIES - 0.1%                          YTL Power Finance Cayman Ltd., 0%, 5/09/10 (e)(k)       USD  2,400        2,717,482
                                                                                                                     --------------
                                                TOTAL CORPORATE BONDS IN MALAYSIA                                        16,966,179
                                                                                                                     --------------
NETHERLANDS - 0.0%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -      ASM International NV, 4.25%, 12/06/11 (d)(e)                   265          277,919
   0.0%                                         ASM International NV, 4.25%, 12/06/11 (e)                       70           71,120
                                                                                                                     --------------
                                                TOTAL CORPORATE BONDS IN THE NETHERLANDS                                    349,039
                                                                                                                     --------------
PHILIPPINES - 0.1%
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
   - 0.1%                                       First Gen Corp., 2.50%, 2/11/13 (e)                          2,000        1,160,000
                                                                                                                     --------------
                                                TOTAL CORPORATE BONDS IN THE PHILIPPINES                                  1,160,000
                                                                                                                     --------------
SINGAPORE - 0.3%
COMMERCIAL BANKS - 0.0%                         Somerset Global, 0%, 1/12/09 (e)(k)                     SGD    250          208,790
                                                                                                                     --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%     CapitaLand Ltd., 2.10%, 11/15/16 (e)                         4,500        2,493,032
                                                CapitaLand Ltd., 3.125%, 3/05/18 (e)                           250          125,274
                                                CapitaLand Ltd., 2.95%, 6/20/22 (e)                          7,000        3,026,031

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                            PAR
                                                                                                           (000)          VALUE
                                                                                                        ----------   --------------
                                                CORPORATE BONDS
                                                Keppel Land Ltd., 2.50%, 6/23/13 (e)                    USD  2,400   $    1,482,211
                                                                                                                     --------------
                                                                                                                          7,126,548
                                                                                                                     --------------
                                                TOTAL CORPORATE BONDS IN SINGAPORE                                        7,335,338
                                                                                                                     --------------
SOUTH KOREA - 0.0%
WIRELESS TELECOMMUNICATION                      LG Telecom Ltd., 8.25%, 7/15/09                                 50           50,749
   SERVICES - 0.0%                              LG Telecom Ltd., 8.25%, 7/15/09 (d)                            900          911,930
                                                                                                                     --------------
                                                TOTAL CORPORATE BONDS IN SOUTH KOREA                                        962,679
                                                                                                                     --------------
SWEDEN - 0.0%
DIVERSIFIED FINANCIAL SERVICES - 0.0%           Svensk Exportkredit AB, 10.50%, 9/29/15 (h)             TRY  1,397          844,017
                                                                                                                     --------------
                                                TOTAL CORPORATE BONDS IN SWEDEN                                             844,017
                                                                                                                     --------------
TAIWAN - 0.0%
INSURANCE - 0.0%                                Shin Kong Financial Holding Co. Ltd.,
                                                   0%, 6/17/09 (e)(k)                                   USD     40           37,384
                                                                                                                     --------------
                                                TOTAL CORPORATE BONDS IN TAIWAN                                              37,384
                                                                                                                     --------------
UNITED ARAB EMI - 0.2%
OIL, GAS & CONSUMABLE FUELS - 0.2%              Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (e)                     7,580        5,088,075
                                                                                                                     --------------
                                                TOTAL CORPORATE BONDS IN THE  UNITED ARAB EMIRATES                        5,088,075
                                                                                                                     --------------
UNITED STATES - 1.4%
AIRLINES - 0.0%                                 Northwest Airlines, Inc. Series 1999-3-B,
                                                   9.485%, 10/01/16 (b)(m)                                     356           48,093
                                                                                                                     --------------
AUTOMOBILES - 0.0%                              General Motors Corp., 8.25%, 7/15/23                           522          204,885
                                                                                                                     --------------
BIOTECHNOLOGY - 0.0%                            Cell Genesys, Inc., 3.125%, 11/01/11 (e)                       150           60,187
                                                Nabi Biopharmaceuticals, 2.875%, 4/15/25 (e)                   200          180,000
                                                                                                                     --------------
                                                                                                                            240,187
                                                                                                                     --------------
COMMERCIAL BANKS - 0.0%                         Preferred Term Securities XXIV, Ltd.,
                                                   5.965%, 3/22/37 (d)(e)                                      400          119,600
                                                Preferred Term Securities XXV, Ltd.,
                                                   5.758%, 6/22/37 (e)                                         500           99,500
                                                Preferred Term Securities XXVI, Ltd.,
                                                   6.191%, 9/22/37 (e)                                         500           88,000
                                                Preferred Term Securities XXVII, Ltd.,
                                                   6.29%, 12/22/37 (e)                                         500          211,000
                                                                                                                     --------------
                                                                                                                            518,100
                                                                                                                     --------------
COMPUTERS & PERIPHERALS - 0.2%                  SanDisk Corp., 1%, 5/15/13 (e)                               5,925        4,702,969
                                                                                                                     --------------
CONTAINERS & PACKAGING - 0.0%                   Crown Cork & Seal Co., Inc., 7.50%, 12/15/96                   375          273,750
                                                                                                                     --------------
DIVERSIFIED FINANCIAL SERVICES - 0.1%           General Electric Capital Corp., 0.963%, 1/15/10 (h)     JPY300,000        2,647,461
                                                                                                                     --------------
ELECTRICAL EQUIPMENT - 0.1%                     Suzlon Energy Ltd., 0%, 10/11/12 (e)(k)                 USD  3,325        2,526,500
                                                                                                                     --------------
ENERGY EQUIPMENT & SERVICES - 0.0%              Transocean, Inc. Series B, 1.50%, 12/15/37 (e)                 706          646,872
                                                                                                                     --------------
FOOD & STAPLES RETAILING - 0.0%                 Olam International Ltd., 1%, 7/03/13 (e)                       600          352,500
                                                                                                                     --------------
FOOD PRODUCTS - 0.3%                            Archer-Daniels-Midland Co., 0.875%, 2/15/14 (e)              2,500        2,021,875
                                                China Milk Products Group Ltd., 0%, 1/05/12 (e)(k)           1,200        1,129,380
                                                IOI Capital Bhd Series IOI, 0%, 12/18/11 (e)(k)              2,475        2,524,500
                                                                                                                     --------------
                                                                                                                          5,675,755
                                                                                                                     --------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                            PAR
                                                                                                           (000)          VALUE
                                                                                                        ----------   --------------
                                                CORPORATE BONDS
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%         Hologic, Inc., 2%, 12/15/37 (e)(l)                      USD  7,250   $    5,346,875
                                                                                                                     --------------
HEALTH CARE PROVIDERS & SERVICES - 0.0%         Tenet Healthcare Corp., 9.25%, 2/01/15                         600          567,000
                                                                                                                     --------------
HOTELS, RESTAURANTS & LEISURE - 0.0%            Uno Restaurant Corp., 10%, 2/15/11 (d)                         220          101,200
                                                                                                                     --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS    The AES Corp., 8.375%, 3/01/11                          GBP    213          373,000
   - 0.0%                                       Calpine Generating Co. LLC, 9.07%, 4/01/09 (a)(i)(m)    USD  1,220                0
                                                Calpine Generating Co. LLC, 11.07%, 4/01/10 (a)(m)             650           48,750
                                                                                                                     --------------
                                                                                                                            421,750
                                                                                                                     --------------
OIL, GAS & CONSUMABLE FUELS - 0.2%              McMoRan Exploration Co., 5.25%, 10/06/11 (e)                   560          837,200
                                                McMoRan Exploration Co., 5.25%, 10/06/11 (e)(d)                325          485,875
                                                Pemex Project Funding Master Trust, 5.50%, 2/24/25      EUR  2,030        2,200,527
                                                                                                                     --------------
                                                                                                                          3,523,602
                                                                                                                     --------------
OTHER - 0.0%                                    Nakheel Development 2 Ltd.,  2.75%, 1/16/2011                  960          724,800
                                                                                                                     --------------
PAPER & FOREST PRODUCTS - 0.1%                  Mandra Forestry, 12%, 5/15/13 (d)(n)                    USD  1,250        1,062,500
                                                                                                                     --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0%    ProLogis, 2.25%, 4/01/37 (e)                                   527          401,179
                                                                                                                     --------------
WIRELESS TELECOMMUNICATION SERVICES - 0.1%      Nextel Communications, Inc., 5.25%, 1/15/10 (e)              1,025          960,937
                                                                                                                     --------------
                                                TOTAL CORPORATE BONDS IN THE UNITED STATES                               30,946,915
                                                                                                                     --------------
                                                TOTAL CORPORATE BONDS - 5.5%                                            119,011,559
                                                                                                                     --------------
                                                ASSET-BACKED SECURITIES
                                                Latitude CLO Ltd. Series 2005-1I Class SUB,
                                                   13%, 12/15/17                                               300          144,000
                                                                                                                     --------------
                                                TOTAL ASSET-BACKED SECURITIES - 0.0%                                        144,000
                                                                                                                     --------------
                                                FOREIGN GOVERNMENT OBLIGATIONS
                                                Australian Government Bonds, 5.75%, 6/15/11             AUD  5,536        4,446,623
                                                Australian Government Bonds, 6.50%, 5/15/13                  5,420        4,510,899
                                                Brazil Notas do Tesouro Nacional Series B,
                                                   6%, 5/15/17                                          BRL  6,300        4,947,096
                                                Brazil Notas do Tesouro Nacional Series F,
                                                   10%, 1/01/12                                                850          412,055
                                                Brazil Notas do Tesouro Nacional Series F,
                                                   10%, 1/01/17                                              8,296        3,471,087
                                                Bundesrepublik Deutschland, 4%, 7/04/16                 EUR 11,450       16,148,767
                                                Bundesrepublik Deutschland, 4.25%, 7/04/17                   8,200       11,757,378
                                                Bundesrepublik Deutschland Series 07, 4%, 1/04/18            4,800        6,768,640
                                                Bundesrepublik Deutschland Series 08, 4.25%, 7/04/18        11,100       15,909,380
                                                Bundesschatzanweisungen Series 1, 4.75%, 6/11/10             7,236       10,367,223
                                                Caisse d'Amortissement de la Dette Sociale,
                                                   3.75%, 7/12/09                                            3,800        5,289,170

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                            PAR
                                                                                                           (000)          VALUE
                                                                                                        ----------   --------------
                                                FOREIGN GOVERNMENT OBLIGATIONS
                                                Caisse d'Amortissement de la Dette Sociale,
                                                   3.25%, 4/25/13                                       EUR    900   $    1,204,011
                                                Caisse d'Amortissement de la Dette Sociale,
                                                   4%, 10/25/14                                              1,125        1,549,371
                                                Canadian Government Bond, 4%, 9/01/10                   CAD  2,355        2,261,862
                                                Canadian Government Bond, 4%, 6/01/16                        1,995        1,929,540
                                                Deutsche Bundesrepublik Inflation Linked Series I/L,
                                                   1.50%, 4/15/16                                       EUR    525          713,131
                                                Iceland Rikisbref, 7.25%, 5/17/13                       ISK 30,500          268,055
                                                Japanese Government CPI Linked Bond Series 5,
                                                   0.80%, 9/10/15                                       JPY312,127        2,762,200
                                                Japanese Government CPI Linked Bond Series 6,
                                                   0.80%, 12/10/15                                      USD451,376        3,987,713
                                                Japanese Government CPI Linked Bond Series 7,
                                                   0.80%, 3/10/16                                          986,649        8,703,627
                                                Japanese Government CPI Linked Bond Series 8,
                                                   1%, 6/10/16                                           1,278,750       11,405,409
                                                Japanese Government Two Year Bond Series 272,
                                                   0.70%, 9/15/10                                          453,700        4,261,047
                                                Malaysia Government Bond, 3.756%, 4/28/11               MYR  7,400        2,139,525
                                                Malaysia Government Bond Series 3/06, 3.869%, 4/13/10        7,250        2,107,226
                                                Netherlands Government Bond, 3.75%, 7/15/14             EUR  1,300        1,798,748
                                                New Zealand Government Bond Series 216,
                                                   4.50%, 2/14/16 (m)                                   NZD  1,175        1,066,356
                                                Poland Government Bond, 3%, 8/24/16                     PLN  6,000        2,495,596
                                                Sweden Government Bond Series 3101, 4%, 12/01/08        SEK 19,125        3,419,894
                                                United Kingdom Gilt, 4.25%, 3/07/11                     GBP  7,810       13,943,810
                                                United Kingdom Gilt, 4%, 9/07/16                             4,650        8,102,944
                                                United Kingdom Gilt, 5%, 3/07/18                            12,745       23,604,126
                                                                                                                     --------------
                                                TOTAL FOREIGN GOVERNMENT OBLIGATIONS - 8.4%                             181,752,509
                                                                                                                     --------------
                                                U.S. GOVERNMENT & AGENCY OBLIGATIONS
                                                U.S. Treasury Inflation Indexed Bonds,
                                                   0.875%, 4/15/10                                      USD 21,592       21,211,316
                                                U.S. Treasury Inflation Indexed Bonds,
                                                   2.375%, 4/15/11                                          40,719       41,183,813
                                                U.S. Treasury Inflation Indexed Bonds,
                                                   1.875%, 7/15/15 (o)                                      15,451       15,210,395
                                                U.S. Treasury Inflation Indexed Bonds,
                                                   2%, 1/15/16 (o)                                          42,605       42,089,004
                                                U.S. Treasury Inflation Indexed Bonds,
                                                   2.50%, 7/15/16                                          30,386       31,100,933
                                                U.S. Treasury Inflation Indexed Bonds,
                                                   2.375%, 1/15/17                                           7,089        7,148,388
                                                U.S. Treasury Inflation Indexed Bonds,
                                                   2.375%, 1/15/27                                           8,288        8,015,573

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                            PAR
                                                                                                           (000)          VALUE
                                                                                                        ----------   --------------
                                                U.S. GOVERNMENT & AGENCY OBLIGATIONS
                                                U.S. Treasury Notes, 4%, 6/15/09                        USD  8,700   $    8,834,580
                                                U.S. Treasury Notes, 4.875%, 6/30/09                         7,400        7,567,077
                                                U.S. Treasury Notes, 4.625%, 7/31/09                         4,183        4,278,096
                                                U.S. Treasury Notes, 2.125%, 1/31/10                         6,340        6,357,334
                                                U.S. Treasury Notes, 2.875%, 6/30/10                        15,546       15,802,260
                                                U.S. Treasury Notes, 4.875%, 5/31/11 (o)                    12,500       13,398,438
                                                U.S. Treasury Notes, 2%, 4/15/12                            11,922       11,950,675
                                                U.S. Treasury Notes, 4.875%, 6/30/12                         4,500        4,857,890
                                                U.S. Treasury Notes, 3.125%, 8/31/13                        19,000       19,145,464
                                                                                                                     --------------
                                                TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS - 11.9%                      258,151,236
                                                                                                                     --------------
                                                STRUCTURED NOTES
BRAZIL - 0.4%                                   JPMorgan Chase & Co. (NTN - B Linked Notes),
                                                   6%, 8/15/10                                          BRL 13,285        6,593,900
                                                JPMorgan Chase & Co. (NTN - B Linked Notes),
                                                   6%, 8/17/10                                               2,850        1,414,411
                                                                                                                     --------------
                                                TOTAL STRUCTURED NOTES IN BRAZIL                                          8,008,311
                                                                                                                     --------------
TAIWAN - 0.0%                                   UBS AG (Total Return TWD Linked Notes), 12/01/10        USD    807          814,497
                                                                                                                     --------------
                                                TOTAL STRUCTURED NOTES IN TAIWAN                                            814,497
                                                                                                                     --------------
UNITED STATES - 0.6%                            JPMorgan Chase & Co. (Bearish Buffered Return
                                                   Enhanced Notes Linked Inversely to the S&P 500),
                                                   5/04/09                                                   6,000        8,031,000
                                                Morgan Stanley (Bear Market PLUS S&P 500 Linked
                                                   Notes), 5/07/09                                           4,904        5,904,905
                                                                                                                     --------------
                                                TOTAL STRUCTURED NOTES IN THE UNITED STATES                              13,935,905
                                                                                                                     --------------
                                                TOTAL STRUCTURED NOTES - 1.0%                                            22,758,713
                                                                                                                     --------------
                                                TOTAL FIXED INCOME SECURITIES - 26.8%                                   581,818,017
                                                                                                                     --------------
                                                TOTAL LONG-TERM INVESTMENTS
                                                   (COST - $1,775,387,063) - 77.4%                                    1,680,198,822
                                                                                                                     --------------
                                                SHORT-TERM SECURITIES
                                                U.S GOVERNMENT OBLIGATIONS
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 22.4%    U.S. Treasury Bills, 0.18%, 10/02/08                        15,600       15,599,717
                                                U.S. Treasury Bills, 1.89%, 10/09/08                         2,000        1,999,178
                                                U.S. Treasury Bills, 0.05%, 10/23/08                        40,200       40,175,711
                                                U.S. Treasury Bills, 0.05%, 10/30/08                        49,000       48,942,370
                                                U.S. Treasury Bills, 1.42%, 11/06/08                        44,000       43,929,857
                                                U.S. Treasury Bills, 1.61%, 11/13/08                        80,000       79,831,524
                                                U.S. Treasury Bills, 0.15%, 11/20/08                       118,500      118,204,486
                                                U.S. Treasury Bills, 1.74%, 11/28/08                        63,000       62,826,943
                                                U.S. Treasury Bills, 0.56%, 12/04/08                        61,000       60,844,594
                                                U.S. Treasury Bills, 0.56%, 12/26/08                        13,000       12,979,343
                                                                                                                     --------------
                                                                                                                        485,333,723
                                                                                                                     --------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                        BENEFICIAL
                                                                                                         INTEREST
                                                                                                           (000)          VALUE
                                                                                                        ----------   --------------
                                                SHORT-TERM SECURITIES
                                                BlackRock Liquidity Series, LLC Money Market Series,
                                                   2.66%(p)(q)(r)                                       USD    400   $      400,000
                                                                                                                     --------------
                                                TOTAL SHORT-TERM SECURITIES
                                                (COST - $485,737,300) - 22.4%                                           485,733,723
                                                                                                                     --------------

                                                                                                         CONTRACTS
                                                                                                        ----------
                                                OPTIONS PURCHASED
CALL OPTIONS                                    Bristol-Myers Squibb Co., expiring January 2009 at
                                                   USD 35                                                      451              677
                                                General Motors Corp., expiring January 2010 at USD 50          265            5,168
                                                General Motors Corp., expiring January 2010 at USD 60          250            2,750
                                                JPMorgan Euro Stoxx Index 6/19/09, expiring June 2009
                                                   at USD 0.001                                              7,800         (756,476)
                                                JPMorgan Euro Stoxx Index  6/19/09, expiring July
                                                   2009 at USD 0.001                                         7,748         (744,583)
                                                Lockheed Martin Corp., expiring January 2009 at
                                                   USD 115                                                     294          186,690
                                                Medtronic, Inc., expiring January 2009 at USD 50                87           28,275
                                                Medtronic, Inc., expiring January 2009 at USD 55                87           11,528
                                                Medtronic, Inc., expiring January 2009 at USD 60               285           12,825
                                                Northrop Grumman Corp., expiring January 2009 at
                                                   USD 80                                                      349           11,342
                                                Raytheon Co., expiring January 2009 at USD 70                  550           17,875
                                                S&P 500 Listed Option, expiring June 2009 at
                                                   USD 132.5                                                   116          483,720
                                                                                                                     --------------
                                                                                                                           (740,209)
                                                                                                                     --------------
PUT OPTIONS                                     American Commercial Lines, Inc., expiring December
                                                   2008 at USD 7.50                                            423           21,150
                                                Japanese Yen, expiring January 2009 at USD 109              61,300          320,912
                                                Kohl's Corp., expiring January 2009 at USD 40                  301           83,527
                                                S&P 500 Listed Option, expiring November 2008 at
                                                   USD 22.50                                                   202        1,826,080
                                                S&P 500 Listed Option, expiring November 2008 at
                                                   USD 23.50                                                    80          772,800
                                                S&P 500 Listed Option, expiring November 2008 at
                                                   USD 116.50                                                  280        1,654,800
                                                S&P 500 Listed Option, expiring November 2008 at
                                                   USD 120                                                      78          593,580
                                                S&P 500 Listed Option, expiring November 2008 at
                                                   USD 122                                                     182        1,590,680
                                                S&P 500 Listed Option, expiring November 2008 at
                                                   USD 123                                                     171        1,597,140
                                                Swiss Franc, expiring January 2009 at USD 1.02               6,800           51,687
                                                                                                                     --------------
                                                                                                                          8,512,356
                                                                                                                     --------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                                          VALUE
                                                                                                                     --------------
                                                TOTAL OPTIONS PURCHASED
                                                   (COST - $6,981,104) - 0.3%                                        $    7,772,147
                                                                                                                     --------------
                                                TOTAL INVESTMENTS BEFORE INVESTMENTS
                                                   SOLD SHORT AND OPTIONS WRITTEN
                                                   (COST - $2,268,105,467*) - 100.1%                                  2,173,704,692
                                                                                                                     --------------

                                                                                                          SHARES
                                                                                                        ----------
                                                INVESTMENTS SOLD SHORT
                                                Beth Bath & Beyond, Inc.                                   (68,167)      (2,141,126)
                                                Black & Decker, Corp.                                       (7,700)        (467,775)
                                                Carnival Corp.                                             (67,795)      (2,396,553)
                                                D.R. Horton, Inc.                                          (18,200)        (236,964)
                                                Masco Corp.                                                (85,300)      (1,530,282)
                                                STAPLES Inc.                                               (19,000)        (427,500)
                                                                                                                     --------------
                                                TOTAL INVESTMENTS SOLD SHORT
                                                   (PROCEEDS - $7,544,652) - (0.3)%                                      (7,200,200)
                                                                                                                     --------------

                                                                                                         CONTRACTS
                                                                                                        ----------
                                                OPTIONS WRITTEN
CALL OPTIONS                                    AO VimpelCom, expiring April 2009 at USD 22.50                 475         (154,375)
                                                Aetna, Inc., expiring January 2009 at USD 45                   191          (22,442)
                                                Aetna, Inc., expiring January 2009 at USD 50                   189           (9,922)
                                                American Commercial Lines, Inc., expiring January
                                                   2009 at USD 20                                               36             (720)
                                                Boeing Co., expiring January 2009 at USD 75                    136           (9,180)
                                                Boeing Co., expiring January 2009 at USD 85                     57             (712)
                                                Bunge Ltd., expiring April 2009 at USD 85                      150          (57,750)
                                                Burlington Northern Santa Fe Corp., expiring January
                                                   2009 at USD 90                                              432         (444,960)
                                                Cigna Corp., expiring January 2009 at USD 35                   273          (98,280)
                                                Cigna Corp., expiring January 2009 at USD 40                   344          (61,060)
                                                Cigna Corp., expiring January 2009 at USD 43.375               442          (44,200)
                                                Circuit City Stores, Inc., expiring January 2009 at
                                                   USD 5                                                       258           (1,290)
                                                Consol Energy, Inc., expiring January 2009 at USD 45           216         (192,240)
                                                Consol Energy, Inc., expiring January 2009 at USD 80           370          (49,025)
                                                Corning, Inc., expiring January 2009 at USD 25                 358           (3,580)
                                                Corning, Inc., expiring January 2009 at USD 30                 486           (2,430)
                                                Corning, Inc., expiring February 2009 at USD 17.50           1,337         (153,755)
                                                Coventry Health Care, Inc., expiring January 2009 at
                                                   USD 35                                                      105          (28,088)
                                                Coventry Health Care, Inc., expiring January 2009 at
                                                   USD 40                                                      105          (13,125)
                                                DISH Network Corp., expiring January 2009 at USD
                                                   32.50                                                       345           (6,900)
                                                The Dow Chemical Co., expiring January 2009 at USD 35          361          (45,125)
                                                E.I. du Pont de Nemours & Co., expiring January 2009
                                                   at USD 45                                                   236          (33,630)
                                                Foster Wheeler Ltd., expiring January 2009 at USD
                                                   67.50                                                        46           (1,840)
                                                Hewlett-Packard Co., expiring January 2009 at USD
                                                   47.50                                                     1,095         (328,500)
                                                Hewlett-Packard Co., expiring January 2009 at USD 50           619         (117,610)

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                         CONTRACTS        VALUE
                                                                                                        ----------   --------------
                                                OPTIONS WRITTEN
                                                Hologic, Inc., expiring January 2009 at USD 25                 101   $       (6,817)
                                                Humana, Inc., expiring January 2009 at USD 45                  312          (88,920)
                                                Humana, Inc., expiring January 2009 at USD 50                   89          (13,572)
                                                International Game Technology, expiring January 2009
                                                   at USD 25                                                   736          (27,600)
                                                International Paper Co., expiring January 2009 at
                                                   USD 30                                                      210          (24,675)
                                                Japanese Yen, expiring January 2009 at USD 117              61,300           (8,196)
                                                Kraft Foods, Inc., expiring January 2009 at USD 30             364         (136,500)
                                                Lexmark International, Inc. Class A, expiring January
                                                   2009 at USD 35                                              310          (62,000)
                                                Mattel, Inc., expiring January 2009 at USD 17.50               548          (87,680)
                                                McDermott International, Inc., expiring February 2009
                                                   at USD 30                                                   379         (104,225)
                                                Mechel OAO, expiring January 2009 at USD 20                  1,115         (328,925)
                                                Norfolk Southern Corp., expiring January 2009 at USD
                                                   55                                                          210         (289,800)
                                                Panera Bread Co. Class A, expiring January 2009 at
                                                   USD 55                                                       86          (35,690)
                                                Polycom, Inc., expiring January 2009 at USD 25                 210          (38,850)
                                                Polycom, Inc., expiring January 2009 at USD 30                 603          (31,658)
                                                S&P 500 Listed Option, expiring June 2009 at USD
                                                   152.50                                                       20          (13,000)
                                                SanDisk Corp., expiring January 2009 at USD 15                 452         (290,410)
                                                SanDisk Corp., expiring January 2009 at USD 17.50              260         (126,100)
                                                SanDisk Corp., expiring January 2009 at USD 20                 260          (91,650)
                                                SanDisk Corp., expiring January 2010 at USD 20                 114          (54,150)
                                                The St. Joe Co., expiring January 2009 at USD 35               230         (131,100)
                                                The St. Joe Co., expiring January 2009 at USD 40               181          (53,395)
                                                The St. Joe Co., expiring January 2009 at USD 45                28           (3,430)
                                                State Street Corp., expiring January 2009 at USD 70             87          (31,538)
                                                State Street Corp., expiring January 2009 at USD 75            232          (55,680)
                                                State Street Corp., expiring January 2009 at USD 80             49           (6,493)
                                                Time Warner, Inc., expiring January 2009 at USD 16             673          (31,968)
                                                Unilever NV, expiring January 2009 at USD 30                   122          (15,860)
                                                United States Steel Corp., expiring January 2009 at
                                                   USD 110                                                     103          (40,685)
                                                UnitedHealth Group, Inc., expiring January 2009 at
                                                   USD 30                                                      371          (50,085)
                                                UnitedHealth Group, Inc., expiring January 2009 at
                                                   USD 35                                                      646          (32,300)
                                                Valeant Pharmaceuticals International, expiring
                                                   January 2009 at USD 12.50                                   531         (422,145)
                                                Valeant Pharmaceuticals International, expiring
                                                   January 2009 at USD 15                                      315         (181,125)
                                                Viacom, Inc. Class B, expiring January 2009 at USD 30          488          (30,500)
                                                WellPoint, Inc., expiring January 2009 at USD 55               406          (80,185)
                                                Xerox Corp., expiring January 2009 at USD 20                   296           (2,960)
                                                                                                                     --------------
                                                                                                                         (4,910,606)
                                                                                                                     --------------
PUT OPTIONS WRITTEN                             Japanese Yen, expiring January 2009 at USD 99               61,300          (95,818)

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                         CONTRACTS        VALUE
                                                                                                        ----------   --------------
                                                OPTIONS WRITTEN
                                                S&P 500 Listed Option, expiring November 2008 at USD
                                                   102.50                                                      513   $     (949,050)
                                                S&P 500 Listed Option, expiring November 2008 at USD
                                                   112.50                                                      228         (991,800)
                                                                                                                     --------------
                                                                                                                         (2,036,668)
                                                                                                                     --------------
                                                TOTAL OPTIONS WRITTEN
                                                   (PREMIUMS RECEIVED - $8,054,915) - (0.3)%                             (6,947,274)
                                                                                                                     --------------
                                                TOTAL INVESTMENTS, NET OF INVESTMENTS
                                                SOLD SHORT AND OPTIONS WRITTEN - 99.5%                                2,159,557,218
                                                OTHER ASSETS LESS LIABILITIES - 0.5%                                      9,828,398
                                                                                                                     --------------
                                                NET ASSETS - 100.0%                                                  $2,169,385,616
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $2,275,577,763
                                ==============
Gross unrealized appreciation   $   68,084,379
Gross unrealized depreciation     (169,957,450)
                                --------------
Net unrealized depreciation     $ (101,873,071)
                                ==============

(a)  Depositary receipts.

(b)  Non-income producing security.

(c)  Security, or a portion of security, is on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)  Convertible security.

(f) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(g)  The rights may be exercised until October 22, 2008.

(h)  Variable rate security. Rate shown is as of report date.

(i)  Security is fair valued.

(j)  Security is perpetual in nature and has no stated maturity date.

(k)  Represents a zero-coupon bond.

(l)  Represents a step bond.

(m)  Issuer filed for bankruptcy or is in default of interest payments.

(n)  Issued with warrants.

(o) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(p) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                  NET ACTIVITY
AFFILIATE                             (000)       INCOME
-------------------------------   ------------   -------
BlackRock Liquidity Series, LLC
   Money Market Series              $(6,039)     $54,464

(q)  Security was purchased with the cash proceeds from securities loans.

(r)  Represents the current yield as of report date.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

- Foreign currency exchange contracts as of September 30, 2008 were as follows:

                                                       UNREALIZED
                                        SETTLEMENT    APPRECIATION
CURRENCY PURCHASED     CURRENCY SOLD       DATE      (DEPRECIATION)
------------------   ----------------   ----------   --------------
 USD      154,389    JPY   16,364,852    10/01/08     $       499
 BRL   17,527,500    USD    9,500,000    10/02/08        (292,653)
 BRL    8,289,900    USD    4,530,000    10/02/08        (175,244)
 JPY3,116,840,000    USD   29,462,242    10/02/08        (148,757)
 JPY1,871,766,900    USD   17,835,524    10/02/08        (231,794)
 JPY   31,945,050    USD      305,023    10/02/08          (4,584)
 MXN   31,745,984    USD    2,966,221    10/02/08         (64,091)
 SGD    7,618,513    USD    5,391,729    10/02/08         (89,180)
 USD    4,200,000    BRL    7,812,840    10/02/08          95,848
 USD    7,121,954    BRL   13,282,445    10/02/08         144,572
 USD    4,978,818    EUR    3,368,277    10/02/08         235,672
 USD   11,426,065    GBP    6,417,876    10/02/08          14,363
 USD   28,152,660    GBP   15,787,542    10/02/08          80,642
 USD   15,212,447    GBP    8,524,767    10/02/08          54,456
 USD    1,458,296    JPY  152,801,703    10/02/08          21,215
 USD    1,543,378    JPY  162,054,703    10/02/08          19,274
 USD    8,652,823    JPY  912,007,500    10/02/08          75,508
 USD    2,929,921    MXN   31,745,984    10/02/08          27,791
 USD   10,191,246    NZD   15,429,592    10/02/08        (130,708)
 AUD    9,023,073    USD    7,300,000    10/03/08        (170,010)
 AUD    4,653,579    USD    3,677,258    10/03/08             (22)
 CHF    8,444,000    GBP    4,222,000    10/03/08           5,191
 CHF    9,769,957    USD    8,935,800    10/03/08        (243,093)
 CHF    9,924,835    USD    8,900,000    10/03/08         (69,492)
 EUR      257,856    ISK   36,128,158    10/03/08          22,738
 INR   88,212,000    USD    1,884,872    10/03/08          (6,622)
 JPY1,304,130,000    EUR    8,700,000    10/03/08          13,885
 JPY1,411,287,700    USD   13,390,843    10/03/08        (116,167)
 MXN   32,240,470    USD    2,936,050    10/03/08          10,967
 NZD    8,009,730    USD    5,400,000    10/03/08         (42,443)
 USD   11,488,387    AUD   13,676,652    10/03/08         681,162
 USD   18,355,410    EUR   12,900,000    10/03/08         187,379
 USD   11,300,000    JPY1,205,695,310    10/03/08         (40,859)
 USD    6,277,772    JPY  666,071,590    10/03/08          12,653
 USD    2,996,326    MXN   32,240,470    10/03/08          49,309
 USD    5,368,922    NZD    8,009,730    10/03/08          11,365
 USD    4,001,005    ZAR   32,798,240    10/03/08          44,521

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                                       UNREALIZED
                                        SETTLEMENT    APPRECIATION
CURRENCY PURCHASED     CURRENCY SOLD       DATE      (DEPRECIATION)
------------------   ----------------   ----------   --------------
 ZAR   37,968,000    USD    4,800,000    10/03/08     $  (219,882)
 HKD    3,125,756    USD      402,518    10/08/08              87
 EUR   14,363,501    USD   21,200,959    10/09/08        (956,770)
 CHF   30,695,620    USD   28,474,601    10/09/08      (1,147,170)
 CHF    1,344,000    USD    1,246,753    10/09/08         (50,229)
 JPY  594,042,600    USD    5,638,753    10/09/08         (46,264)
 JPY  666,071,590    USD    6,281,620    10/09/08         (11,029)
 SGD    3,028,113    USD    2,108,714    10/09/08            (635)
 USD    4,738,660    EUR    3,368,277    10/09/08          (8,652)
 USD   20,465,401    GBP   11,026,023    10/09/08         849,142
 USD   18,788,006    GBP   10,117,397    10/09/08         788,272
 USD    8,606,280    JPY  912,007,500    10/09/08          20,377
 USD    4,969,082    NZD    7,419,862    10/09/08           9,995
 HKD   28,101,060    USD    3,619,452    10/10/08             184
 JPY  805,900,725    USD    7,617,209    10/10/08         (28,851)
 JPY  536,659,790    USD    5,090,683    10/10/08         (37,497)
 JPY1,511,170,382    USD   14,288,001    10/10/08         (58,827)
 JPY  275,019,100    USD    2,606,816    10/10/08         (17,237)
 USD    3,593,938    CAD    3,723,198    10/10/08          93,810
 USD   14,671,702    EUR   10,255,291    10/10/08         216,300
 USD   19,723,910    GBP   10,644,312    10/10/08         785,164
 USD    1,900,000    HKD   14,752,740    10/10/08            (268)
 USD    3,811,355    KRW4,366,860,000    10/10/08         187,189
 USD    5,303,268    TRY    6,668,840    10/10/08          67,940
 BRL    4,245,055    USD    2,199,510    10/16/08          31,324
 JPY3,116,840,000    USD   29,447,211    10/16/08         (67,110)
 USD   11,429,595    GBP    6,417,876    10/16/08           4,946
 USD   16,025,004    GBP    8,991,698    10/16/08          18,618
 USD   15,167,692    GBP    8,524,767    10/16/08          (7,497)
 USD    1,228,203    JPY  130,109,653    10/16/08           1,757
 USD    1,442,887    JPY  152,801,703    10/16/08           2,540
 USD    6,671,170    AUD    8,452,009    10/17/08          (5,053)
 USD    6,927,910    MXN   76,210,470    10/17/08         (25,345)
 AED    1,907,892    USD      536,000    11/24/08         (16,443)
 USD      519,847    AED    1,907,892    11/24/08             291
                                                      -----------
TOTAL                                                 $   356,468
                                                      ===========

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

-    Swaps outstanding as of September 30, 2008 were as follows:

                                                                                  NOTIONAL     UNREALIZED
                                                                                   AMOUNT     APPRECIATION
                                                                                    (000)    (DEPRECIATION)
                                                                                  --------   --------------
Bought credit default protection on United Mexican States and pay 1.12%
Broker, Credit Suisse First Boston
Expires May 2010                                                                  USD  380     $  (1,781)
Bought credit default protection on DaimlerChrysler NA Holding Corp. and pay 0.53%
Broker, JPMorgan Chase
Expires June 2011                                                                 EUR  245         4,011
Bought credit default protection on Carnival Corp. and pay 0.25%
Broker, JPMorgan Chase
Expires September 2011                                                            USD  475        11,335
Bought credit default protection on Whirlpool Corp. and pay 0.48%
Broker, JPMorgan Chase
Expires September 2011                                                            USD  150         1,479
Bought credit default protection on McDonald's Corp. and pay 0.16%
Broker, JPMorgan Chase
Expires September 2011                                                            USD  150           186
Bought credit default protection on JC Penney Corp., Inc. and pay 0.53%
Broker, JPMorgan Chase
Expires September 2011                                                            USD  150         5,594
Sold credit default protection on General Motors Corp. and receive 7.15%
Broker, Deutsche Bank AG London
Expires September 2012                                                            USD  283      (139,523)
Sold credit default protection on General Motors Corp. and receive 6.95%
Broker, Morgan Stanley Capital Services Inc.
Expires September 2012                                                            USD  283      (140,439)
Bought credit default protection on Dow Jones CDX North America High Yield
   Index Series 9-V2 and pay 3.75%
Broker, Morgan Stanley Capital Services Inc.
Expires September 2012                                                            USD1,145         4,058

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                  NOTIONAL     UNREALIZED
                                                                                   AMOUNT     APPRECIATION
                                                                                    (000)    (DEPRECIATION)
                                                                                  --------   --------------
Bought credit default protection on Dow Jones CDX North America Investment
   Grade Series 10 and pay 1.55%
Broker, Morgan Stanley Capital Services Inc.                                      USD1,024     $  29,823
Expires June 2013
Bought credit default protection on Spain (Kingdom of)  and pay 0.50%
Broker, Morgan Stanley Capital Services Inc.
Expires September 2018                                                            USD8,970        18,451
Bought credit default protection on Spain (Kingdom of) and pay 0.495%
Broker, Morgan Stanley Capital Services Inc.
Expires September 2018                                                            USD3,920         9,643
Bought credit default protection on Spain (Kingdom of) and pay 0.49%
Broker, Morgan Stanley Capital Services Inc.
Expires September 2018                                                            USD3,920        11,219
Bought credit default protection on CMBX.NA.AAA Index Series 4 and pay 2.05%
Broker, Morgan Stanley Capital Services Inc.
Expires February 2051                                                             USD  578       (21,962)
Bought credit default protection on CMBX North America Series 4.AAA and pay 0.35%
Broker, Morgan Stanley Capital Services Inc.
Expires February 2051                                                             USD1,145       (47,118)
                                                                                               ---------
TOTAL                                                                                          $(255,024)
                                                                                               =========

- Financial futures contracts purchased as of September 30, 2008 were as follows:

                                                                                           UNREALIZED
                                                            EXPIRATION        FACE        APPRECIATION
CONTRACTS            ISSUE                 EXCHANGE            DATE           VALUE      (DEPRECIATION)
---------   -----------------------   -----------------   --------------   -----------   --------------
    19      Dax Index 25 Euro         Eurex Deutschland   December 2008    $ 3,973,936     $ (36,611)
   928      DJ Euro Stoxx 50          Eurex Deutschland   December 2008    $40,064,211       (61,170)
   176      FTSE 100 Index                  LIFFE         December 2008    $15,542,218        18,300
     5      S&P 200 Index                  Chicago        December 2008    $   458,342         4,449
    34      S&P TSE 60 Index              Montreal        December 2008    $ 4,622,220       (97,832)
    40      Taiwan MSCI Simex Index       Singapore       October 2008     $   948,560       (75,360)
    45      TOPIX Index Future              Tokyo         December 2008    $ 4,689,531       (94,543)
                                                                                           ---------
TOTAL                                                                                      $(342,767)
                                                                                           =========

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

-    Financial futures contracts sold as of September 30, 2008 were as follows:


                                                                                           UNREALIZED
                                                            EXPIRATION        FACE        APPRECIATION
CONTRACTS            ISSUE                EXCHANGE            DATE            VALUE      (DEPRECIATION)
---------   -----------------------   -----------------   --------------   -----------   --------------
     1      EuroDollar Future              Chicago        September 2009   $   237,550        (4,638)
    11      Japan 10-Year
               Government Bond              Tokyo         December 2008    $14,359,064       133,688
    74      S&P 500 Index                  Chicago        December 2008    $22,273,661       676,761
                                                                                           ---------
TOTAL                                                                                      $ 805,811
                                                                                           =========

-    Currency Abbreviations:

AED   United Arab Emirates Dirhams
AUD   Australian Dollar
BRL   Brazilian Real
CAD   Canadian Dollar
CHF   Swiss Franc
CNY   Chinese Yuen
EUR   Euro
GBP   British Pond
HKD   Hong Kong Dollar
INR   Indian Rupee
ISK   Icelandic Crona
JPY   Japanese Yen
KRW   South Korean Won
MXN   Mexican New Peso
MYR   Malaysian Ringgit
NZD   New Zealand Dollar
PLN   Polish Zloty
SEK   Swedish Krona
SGD   Singapore Dollar
TRY   Turkish Lira
TWD   New Taiwan Dollar
USD   U.S. Dollar
ZAR   South African Rand

- Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

          - Level 1 - price quotations in active markets/exchanges for identical securities

          - Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

          - Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

VALUATION   INVESTMENTS IN   INVESTMENTS SOLD   OTHER FINANCIAL
  INPUTS      SECURITIES           SHORT          INSTRUMENTS*
---------   --------------   ----------------   ---------------
Level 1     $  405,653,120     $(7,200,200)        $2,304,484
Level 2      1,760,279,425              --           (915,123)
Level 3                 --              --                 --
            --------------     -----------         ----------
TOTAL       $2,165,932,545     $(7,200,200)        $1,389,361
            ==============     ===========         ==========

* Other financial instruments are futures, forward foreign currency exchange contracts, swaps and options.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                             SHARES         VALUE
                                                                                                           ----------   ------------
                                                COMMON STOCKS
AUSTRALIA - 4.7%
CHEMICALS - 0.4%                                Incitec Pivot Ltd.                                             64,000   $    256,421
                                                                                                                        ------------
COMMERCIAL BANKS - 0.8%                         Westpac Banking Corp.                                          30,900        547,690
                                                                                                                        ------------
CONSTRUCTION & ENGINEERING - 0.7%               Leighton Holdings Ltd.                                         15,200        467,847
                                                                                                                        ------------
ENERGY EQUIPMENT & SERVICES - 0.5%              WorleyParsons Ltd.                                             13,511        334,187
                                                                                                                        ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%         Cochlear Ltd.                                                  12,300        589,397
                                                                                                                        ------------
INSURANCE - 0.8%                                QBE Insurance Group Ltd.                                       25,900        558,562
                                                                                                                        ------------
METALS & MINING - 0.3%                          BHP Billiton Ltd.                                               9,500        245,771
                                                                                                                        ------------
TRANSPORTATION INFRASTRUCTURE - 0.4%            Transurban Group                                               60,600        277,727
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN AUSTRALIA                                           3,277,602
                                                                                                                        ------------
BERMUDA - 0.5%
ENERGY EQUIPMENT & SERVICES - 0.5%              SeaDrill Ltd.                                                  15,900        329,419
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN BERMUDA                                               329,419
                                                                                                                        ------------
BRAZIL - 3.4%
BEVERAGES - 0.6%                                Cia de Bebidas das Americas (Preference Shares) (a)             7,100        387,731
                                                                                                                        ------------
COMMERCIAL BANKS - 1.0%                         Banco Bradesco SA (a)                                          45,450        731,745
                                                                                                                        ------------
DIVERSIFIED FINANCIAL SERVICES - 0.3%           BM&F Bovespa SA                                                47,002        206,988
                                                                                                                        ------------
METALS & MINING - 0.4%                          Companhia Vale do Rio Doce (Common Shares) (a)                 15,300        292,995
                                                                                                                        ------------
OIL, GAS & CONSUMABLE FUELS - 1.1%              Petroleo Brasileiro SA (a)                                     17,700        777,915
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN BRAZIL                                              2,397,374
                                                                                                                        ------------
CANADA - 2.7%
COMMERCIAL SERVICES & SUPPLIES - 1.1%           Ritchie Bros. Auctioneers, Inc.                                32,500        759,200
                                                                                                                        ------------
ENERGY EQUIPMENT & SERVICES - 0.4%              Ensign Resource Service Group Inc.                             16,300        255,470
                                                                                                                        ------------
FOOD & STAPLES RETAILING - 0.9%                 Shoppers Drug Mart Corp.                                       14,000        675,499
                                                                                                                        ------------
OIL, GAS & CONSUMABLE FUELS - 0.3%              Cameco Corp.                                                   10,300        223,179
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN CANADA                                              1,913,348
                                                                                                                        ------------
CHINA - 0.5%
ELECTRICAL EQUIPMENT - 0.3%                     Suntech Power Holdings Co. Ltd. (a)(b)                          6,100        218,807
                                                                                                                        ------------
OIL, GAS & CONSUMABLE FUELS - 0.2%              China Shenhua Energy Co. Ltd. Class H                          55,000        134,911
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN CHINA                                                 353,718
                                                                                                                        ------------
FRANCE - 2.6%
ELECTRIC UTILITIES - 0.6%                       Electricite de France SA                                        6,000        433,879
                                                                                                                        ------------
ELECTRICAL EQUIPMENT - 0.9%                     Alstom                                                          4,200        318,819
                                                Areva SA                                                          400        311,386
                                                                                                                        ------------
                                                                                                                             630,205
                                                                                                                        ------------
MULTI-UTILITIES - 0.5%                          Veolia Environnement SA                                         7,325        301,358
                                                                                                                        ------------
SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT - 0.6%                             STMicroelectronics NV                                          43,200        438,058
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN FRANCE                                              1,803,500
                                                                                                                        ------------
GERMANY - 1.7%
AUTOMOBILES - 0.4%                              Porsche Automobil Holding SE (Preference Shares)                2,900        314,476
                                                                                                                        ------------
CHEMICALS - 0.6%                                Wacker Chemie AG                                                2,800        399,750
                                                                                                                        ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                             SHARES         VALUE
                                                                                                           ----------   ------------
                                                COMMON STOCKS
DIVERSIFIED FINANCIAL SERVICES - 0.7%           Deutsche Boerse AG                                              5,200   $    475,853
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN GERMANY                                             1,190,079
                                                                                                                        ------------
HONG KONG - 5.0%
COMMERCIAL BANKS - 1.1%                         Hang Seng Bank Ltd.                                            39,200        741,042
                                                                                                                        ------------
COMMUNICATIONS EQUIPMENT - 0.7%                 ZTE Corp.                                                     128,180        485,523
                                                                                                                        ------------
CONSTRUCTION & ENGINEERING - 0.5%               China Railway Construction Corp. (b)                          271,500        358,483
                                                                                                                        ------------
DISTRIBUTORS - 0.4%                             China Resources Enterprise, Ltd.                              121,800        297,404
                                                                                                                        ------------
ELECTRIC UTILITIES - 1.0%                       Cheung Kong Infrastructure Holdings Ltd.                      143,000        665,471
                                                                                                                        ------------
FOOD PRODUCTS - 0.4%                            Chaoda Modern Agriculture Holdings Ltd.                       358,167        302,502
                                                                                                                        ------------
INDUSTRIAL CONGLOMERATES - 0.4%                 NWS Holdings Ltd.                                             157,900        283,332
                                                                                                                        ------------
WIRELESS TELECOMMUNICATION
   SERVICES - 0.5%                              China Mobile Ltd.                                              34,100        341,603
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN HONG KONG                                           3,475,360
                                                                                                                        ------------
INDIA - 1.8%
IT SERVICES - 0.5%                              Infosys Technologies Ltd.                                      11,800        358,868
                                                                                                                        ------------
INDUSTRIAL CONGLOMERATES - 0.1%                 Siemens India Ltd.                                              7,000         60,561
                                                                                                                        ------------
METALS & MINING - 0.3%                          Sterlite Industries India Ltd.                                 18,800        174,345
                                                                                                                        ------------
OIL, GAS & CONSUMABLE FUELS - 0.4%              Reliance Industries Ltd.                                        7,100        298,374
                                                                                                                        ------------
WIRELESS TELECOMMUNICATION
   SERVICES - 0.5%                              Bharti Tele-Ventures Ltd. (b)                                  21,100        357,886
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN INDIA                                               1,250,034
                                                                                                                        ------------
JAPAN - 6.6%
AUTOMOBILES - 1.5%                              Honda Motor Co., Ltd.                                          33,700      1,022,214
                                                                                                                        ------------
COMMERCIAL BANKS - 0.9%                         Sumitomo Mitsui Financial Group, Inc.                             100        626,966
                                                                                                                        ------------
ELECTRONIC EQUIPMENT &
   INSTRUMENTS - 0.8%                           Kyocera Corp.                                                   7,600        576,883
                                                                                                                        ------------
FOOD & STAPLES RETAILING - 0.6%                 Seven & I Holdings Co. Ltd.                                    14,500        416,584
                                                                                                                        ------------
HOUSEHOLD DURABLES - 0.7%                       Sony Corp.                                                     16,000        493,402
                                                                                                                        ------------
OFFICE ELECTRONICS - 0.8%                       Canon, Inc.                                                    15,400        583,827
                                                                                                                        ------------
SOFTWARE - 1.3%                                 Nintendo Co., Ltd.                                              2,200        933,182
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN JAPAN                                               4,653,058
                                                                                                                        ------------
MEXICO - 0.6%
WIRELESS TELECOMMUNICATION
   SERVICES - 0.6%                              America Movil, SA de CV (a)                                     8,800        407,968
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN MEXICO                                                407,968
                                                                                                                        ------------
NORWAY - 0.2%
ELECTRICAL EQUIPMENT - 0.2%                     Renewable Energy Corp. ASA (b)                                  9,400        174,245
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN NORWAY                                                174,245
                                                                                                                        ------------
SINGAPORE - 1.1%
FOOD PRODUCTS - 0.4%                            Wilmar International Ltd.                                     164,000        290,837
                                                                                                                        ------------
INDUSTRIAL CONGLOMERATES - 0.7%                 Keppel Corp. Ltd.                                              86,900        480,192
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN SINGAPORE                                             771,029
                                                                                                                        ------------
SOUTH KOREA - 0.5%
SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT - 0.5%                             Samsung Electronics Co., Ltd.                                     700        320,778
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN SOUTH KOREA                                           320,778
                                                                                                                        ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                             SHARES         VALUE
                                                                                                           ----------   ------------
                                                COMMON STOCKS
SPAIN - 1.5%
BIOTECHNOLOGY - 0.5%                            Grifols SA                                                     14,100   $    360,274
                                                                                                                        ------------
COMMERCIAL BANKS - 1.0%                         Banco Santander SA                                             47,100        706,231
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN SPAIN                                               1,066,505
                                                                                                                        ------------
SWITZERLAND - 4.4%
ELECTRICAL EQUIPMENT - 0.5%                     ABB Ltd.                                                       17,700        342,998
                                                                                                                        ------------
FOOD PRODUCTS - 1.7%                            Nestle SA Registered Shares                                    28,200      1,218,735
                                                                                                                        ------------
LIFE SCIENCES TOOLS & SERVICES - 1.1%           Lonza Group AG Registered Shares                                5,900        740,280
                                                                                                                        ------------
PROFESSIONAL SERVICES - 0.7%                    SGS SA                                                            400        470,763
                                                                                                                        ------------
TEXTILES, APPAREL & LUXURY GOODS - 0.4%         The Swatch Group Ltd. Registered Shares                         9,300        311,616
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN SWITZERLAND                                         3,084,392
                                                                                                                        ------------
UNITED KINGDOM - 6.8%
BEVERAGES - 1.1%                                Diageo Plc                                                     47,200        805,203
                                                                                                                        ------------
COMMERCIAL BANKS - 2.6%                         HSBC Holdings Plc                                              51,600        834,794
                                                Standard Chartered Plc                                         39,000        959,612
                                                                                                                        ------------
                                                                                                                           1,794,406
                                                                                                                        ------------
COMMERCIAL SERVICES & SUPPLIES - 0.5%           Aggreko Plc                                                    33,700        331,480
                                                                                                                        ------------
FOOD & STAPLES RETAILING - 0.8%                 Tesco Plc                                                      85,500        594,649
                                                                                                                        ------------
HOUSEHOLD PRODUCTS - 1.1%                       Reckitt Benckiser Plc                                          16,000        775,754
                                                                                                                        ------------
METALS & MINING - 0.7%                          Anglo American Plc                                              7,300        246,590
                                                Rio Tinto Plc Registered Shares                                 3,900        244,760
                                                                                                                        ------------
                                                                                                                             491,350
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN THE UNITED KINGDOM                                  4,792,842
                                                                                                                        ------------
UNITED STATES - 54.0%
AEROSPACE & DEFENSE - 0.9%                      Spirit Aerosystems Holdings, Inc. Class A (b)                  39,700        637,979
                                                                                                                        ------------
BEVERAGES - 1.2%                                PepsiCo, Inc.                                                  11,500        819,605
                                                                                                                        ------------
BIOTECHNOLOGY - 4.0%                            Amgen, Inc. (b)                                                14,600        865,342
                                                Celgene Corp. (b)                                              15,300        968,184
                                                Gilead Sciences, Inc. (b)                                      20,400        929,832
                                                                                                                        ------------
                                                                                                                           2,763,358
                                                                                                                        ------------
CAPITAL MARKETS - 4.3%                          The Charles Schwab Corp.                                       26,300        683,800
                                                Janus Capital Group, Inc.                                      31,600        767,248
                                                Northern Trust Corp.                                           11,500        830,300
                                                State Street Corp.                                             13,000        739,440
                                                                                                                        ------------
                                                                                                                           3,020,788
                                                                                                                        ------------
CHEMICALS - 1.1%                                Monsanto Co.                                                    8,000        791,840
                                                                                                                        ------------
COMMUNICATIONS EQUIPMENT - 3.2%                 Cisco Systems, Inc. (b)                                        47,000      1,060,320
                                                QUALCOMM, Inc.                                                 27,600      1,185,972
                                                                                                                        ------------
                                                                                                                           2,246,292
                                                                                                                        ------------
COMPUTERS & PERIPHERALS - 0.9%                  Apple, Inc. (b)                                                 5,800        659,228
                                                                                                                        ------------
CONSTRUCTION & ENGINEERING - 2.0%               Jacobs Engineering Group, Inc. (b)                             11,000        597,410
                                                Quanta Services, Inc. (b)                                      29,300        791,393
                                                                                                                        ------------
                                                                                                                           1,388,803
                                                                                                                        ------------
ELECTRONIC EQUIPMENT &
   INSTRUMENTS - 1.2%                           Mettler Toledo International, Inc. (b)                          8,500        833,000
                                                                                                                        ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                             SHARES         VALUE
                                                                                                           ----------   ------------
                                                COMMON STOCKS
ENERGY EQUIPMENT & SERVICES - 2.2%              Core Laboratories NV                                            3,400   $    344,488
                                                National Oilwell Varco, Inc. (b)                               12,500        627,875
                                                Schlumberger Ltd.                                               6,900        538,821
                                                                                                                        ------------
                                                                                                                           1,511,184
                                                                                                                        ------------
FOOD & STAPLES RETAILING - 5.2%                 Costco Wholesale Corp.                                         16,700      1,084,331
                                                The Kroger Co.                                                 28,700        788,676
                                                Wal-Mart Stores, Inc.                                          29,900      1,790,711
                                                                                                                        ------------
                                                                                                                           3,663,718
                                                                                                                        ------------
FOOD PRODUCTS - 0.4%                            Bunge Ltd.                                                      4,400        277,992
                                                                                                                        ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%         Intuitive Surgical, Inc. (b)                                    1,600        385,568
                                                                                                                        ------------
HEALTH CARE PROVIDERS & SERVICES - 1.3%         Express Scripts, Inc. (b)                                      12,400        915,368
                                                                                                                        ------------
HOTELS, RESTAURANTS & LEISURE - 1.2%            McDonald's Corp.                                               14,100        869,970
                                                                                                                        ------------
HOUSEHOLD PRODUCTS - 1.7%                       The Procter & Gamble Co.                                       17,200      1,198,668
                                                                                                                        ------------
IT SERVICES - 0.2%                              MasterCard, Inc. Class A                                          900        159,597
                                                                                                                        ------------
INTERNET & CATALOG RETAIL - 0.6%                Amazon.com, Inc. (b)                                            5,400        392,904
                                                                                                                        ------------
INTERNET SOFTWARE & SERVICES - 2.2%             Google, Inc. Class A (b)                                        3,800      1,521,976
                                                                                                                        ------------
LIFE SCIENCES TOOLS & SERVICES - 2.4%           Illumina, Inc. (b)                                             18,800        761,964
                                                Thermo Fisher Scientific, Inc. (b)                             17,200        946,000
                                                                                                                        ------------
                                                                                                                           1,707,964
                                                                                                                        ------------
MACHINERY - 0.4%                                SPX Corp.                                                       3,700        284,900
                                                                                                                        ------------
OIL, GAS & CONSUMABLE FUELS - 1.8%              Chesapeake Energy Corp.                                        15,000        537,900
                                                Exxon Mobil Corp.                                               8,900        691,174
                                                                                                                        ------------
                                                                                                                           1,229,074
                                                                                                                        ------------
PHARMACEUTICALS - 3.1%                          Abbott Laboratories                                            16,100        927,038
                                                Johnson & Johnson                                              17,900      1,240,112
                                                                                                                        ------------
                                                                                                                           2,167,150
                                                                                                                        ------------
PROFESSIONAL SERVICES - 1.3%                    FTI Consulting, Inc. (b)                                       12,700        917,448
                                                                                                                        ------------
SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT - 0.5%                             Intel Corp.                                                    18,400        344,632
                                                                                                                        ------------
SOFTWARE - 3.6%                                 Adobe Systems, Inc. (b)                                         9,800        386,806
                                                Microsoft Corp.                                                34,900        931,481
                                                Oracle Corp. (b)                                               21,100        428,541
                                                Salesforce.com, Inc. (b)                                       16,500        798,600
                                                                                                                        ------------
                                                                                                                           2,545,428
                                                                                                                        ------------
SPECIALTY RETAIL - 3.0%                         Dick's Sporting Goods, Inc. (b)                                33,900        663,762
                                                GameStop Corp. Class A (b)                                     23,500        803,935
                                                Lowe's Cos., Inc.                                              28,100        665,689
                                                                                                                        ------------
                                                                                                                           2,133,386
                                                                                                                        ------------
TEXTILES, APPAREL & LUXURY GOODS - 1.0%         Polo Ralph Lauren Corp.                                        10,700        713,048
                                                                                                                        ------------
TOBACCO - 1.5%                                  Philip Morris International, Inc.                              21,700      1,043,770
                                                                                                                        ------------
WIRELESS TELECOMMUNICATION
   SERVICES - 1.0%                              SBA Communications Corp. Class A (b)                           25,800        667,446
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN THE UNITED STATES                                  37,812,084
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS
                                                   (COST - $75,796,382) - 98.6%                                           69,073,335
                                                                                                                        ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                           BENEFICIAL
                                                                                                            INTEREST
                                                                                                              (000)         VALUE
                                                                                                           ----------   ------------
                                                SHORT-TERM SECURITIES
UNITED STATES - 0.8%                            BlackRock Liquidity Series, LLC
                                                   Cash Sweep Series, 2.59% (c)(d)                         $      561   $    561,086
                                                                                                                        ------------
                                                TOTAL SHORT-TERM SECURITIES
                                                   (COST - $561,086) - 0.8%                                                  561,086
                                                                                                                        ------------
                                                TOTAL INVESTMENTS
                                                   (COST - $76,357,468*)  - 99.4%                                         69,634,421
                                                OTHER ASSETS LESS LIABILITIES - 0.6%                                         393,907
                                                                                                                        ------------
                                                NET ASSETS - 100.0%                                                     $ 70,028,328
                                                                                                                        ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $ 76,452,002
                                ============
Gross unrealized appreciation   $  3,557,625
Gross unrealized depreciation    (10,375,206)
                                ------------
Net unrealized depreciation     $ (6,817,581)
                                ============

(a)  Depositary receipts.

(b)  Non-income producing security.

(c)  Represents the current yield as of report date.

(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                      NET ACTIVITY
AFFILIATE                                                 (000)      INCOME
---------------------------------------------------   ------------   ------
BlackRock Liquidity Series, LLC Cash Sweep Series        $ 561       $7,455
BlackRock Liquidity Series, LLC Money Market Series      $(580)      $2,091

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)


- Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

          - Level 1 - price quotations in active markets/exchanges for identical securities

          - Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

          - Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

VALUATION   INVESTMENTS IN
  INPUTS      SECURITIES
---------   --------------
Level 1       $43,006,002
Level 2        26,628,419
Level 3                --
              -----------
TOTAL         $69,634,421
              ===========

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GOVERNMENT INCOME V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                             PAR
                                                                                                            (000)         VALUE
                                                                                                         -----------  ------------
                                               ASSET-BACKED SECURITIES
                                               Carrington Mortgage Loan Trust Series 2006-NC1
                                                  Class A2, 3.367%, 1/25/36 (a)                          $     7,258  $   7,104,221
                                               IXIS Real Estate Capital Trust Series 2006-HE3
                                                  Class A1, 3.257%, 1/25/37 (a)                                  695        687,577
                                               Soundview Home Equity Loan Trust Series 2006-EQ1
                                                  Class A1, 3.257%, 10/25/36 (a)                                 419        416,168
                                                                                                                      -------------
                                               TOTAL ASSET-BACKED SECURITIES - 3.9%                                       8,207,966
                                                                                                                      -------------
                                               U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
                                               Fannie Mae Guaranteed Pass-Through Certificates:
                                                  4.50%, 10/15/38 (b)                                          1,600      1,513,000
                                                  5.00%, 10/15/23 - 10/15/38 (b)                              22,100     21,646,153
                                                  5.081%, 11/01/35 (a)(c)                                      3,503      3,516,994
                                                  5.50%, 8/01/37 - 10/15/38 (b)(d)                           268,552    267,813,005
                                                  6.00%, 10/15/1938 (b)                                       16,800     17,015,242
                                                  7.50%, 5/01/32                                                 361        389,086
                                                  8.00%, 2/01/30 - 11/01/32                                      182        197,498
                                               Freddie Mac Mortgage Participation Certificates:
                                                  5.50%, 8/01/38 - 10/15/38 (b)                               11,284     11,227,562
                                                  6.00%, 10/15/23 - 10/15/38 (b)                               8,900      9,018,473
                                                  7.50%, 8/01/29 - 9/01/31                                         9          9,574
                                                  8.00%, 12/01/29 - 7/01/30                                      244        264,138
                                               Ginnie Mae MBS Certificates:
                                                  5.50%, 10/21/37 (b)                                            800        798,750
                                                  6.00%, 10/15/38 - 10/21/38 (b)                               4,400      4,461,345
                                                  6.50%, 10/15/38 (b)                                          9,600      9,825,005
                                                  8.00%, 1/15/32 (b)(d)                                        1,917      2,104,456
                                                                                                                      -------------
                                               TOTAL U.S. GOVERNMENT AGENCY
                                                  MORTGAGE-BACKED SECURITIES - 166.0%                                   349,800,281
                                                                                                                      -------------
                                               U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
                                                  SECURITIES - COLLATERALIZED MORTGAGE OBLIGATIONS
                                               Fannie Mae Trust Series 353 Class 2, 5%, 8/01/34 (e)            6,130      1,388,043
                                               Fannie Mae Trust Series 2002-W11 Class AV1, 3.547%,
                                                  11/25/32 (a)                                                   130        125,732
                                               Fannie Mae Trust Series 2006-M2 Class A2A, 5.271%,
                                                  10/25/32 (a)                                                 3,425      3,399,778
                                               Freddie Mac Multiclass Certificates Series 2971
                                                  Class GD, 5%, 5/15/20                                        2,850      2,725,710
                                               Freddie Mac Multiclass Certificates Series 3042
                                                  Class EA, 4.50%, 9/15/35                                     3,850      3,496,726
                                               Ginnie Mae Trust Series 2002-83 Class IO, 0.852%,
                                                  10/16/42 (a)(e)                                             43,060        990,931
                                               Ginnie Mae Trust Series 2003-17 Class IO, 0.931%,
                                                  3/16/43 (a)(e)                                              75,298      2,280,684

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GOVERNMENT INCOME V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                             PAR
                                                                                                            (000)         VALUE
                                                                                                         -----------  ------------
                                               U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
                                                  SECURITIES - COLLATERALIZED MORTGAGE OBLIGATIONS
                                               Ginnie Mae Trust Series 2003-109 Class IO, 0.967%,
                                                  11/16/43 (a)(e)                                        $    37,667   $  1,236,625
                                               Ginnie Mae Trust Series 2004-9 Class IO, 0.847%,
                                                  3/16/34 (a)(e)                                              21,612        682,706
                                               Ginnie Mae Trust Series 2004-43 Class Z, 4.50%,
                                                  6/16/44 (a)                                                  3,938      2,979,529
                                               Ginnie Mae Trust Series 2004-45 Class Z, 5.684%,
                                                  6/16/45 (a)                                                  4,151      3,979,666
                                               Ginnie Mae Trust Series 2004-77 Class IO, 0.765%,
                                                  9/16/44 (a)(e)                                              48,798      1,579,343
                                                                                                                      -------------
                                               TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
                                                  SECURITIES - COLLATERALIZED MORTGAGE
                                                  OBLIGATIONS - 11.8%                                                    24,865,473
                                                                                                                      -------------
                                               NON-U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.8%     CS First Boston Mortgage Securities Corp. Series 2003-10
                                                  Class 4A1, 5%, 5/25/18                                       1,274      1,240,104
                                               Countrywide Alternative Loan Trust Series 2006-41CB
                                                  Class 1A3, 6%, 1/25/37                                         898        730,654
                                               Countrywide Alternative Loan Trust Series 2008-2R
                                                  Class 3A1, 6%, 8/25/37                                       1,854      1,390,278
                                               Countrywide Alternative Loan Trust Series 2008-2R
                                                  Class 4A1, 6.25%, 8/25/37                                    3,484      2,612,768
                                               Countrywide Home Loan Mortgage Pass-Through Trust
                                                  Series 2003-10 Class A6, 3.557%, 5/25/33 (a)                   688        684,964
                                               MASTR Asset Securitization Trust Series 2003-4
                                                  Class 2A7, 4.75%, 5/25/18                                    1,088      1,059,040
                                               MASTR Asset Securitization Trust Series 2003-7
                                                  Class 2A1, 4.75%, 8/25/18                                    2,233      2,166,891
                                               Residential Funding Mortgage Securities I Series 2007-S2
                                                  Class A3, 6%, 2/25/37                                        1,153      1,147,014
                                               WaMu Mortgage Pass-Through Certificates Series 2003-S8
                                                  Class A2, 5%, 9/25/18                                        1,352      1,274,938
                                                                                                                      -------------
                                               TOTAL NON-U.S. GOVERNMENT AGENCY
                                                  MORTGAGE-BACKED SECURITIES - 5.8%                                      12,306,651
                                                                                                                      -------------
                                               U.S. GOVERNMENT OBLIGATIONS
                                               U.S. Treasury Notes, 3.375%, 6/30/13                              200        204,016
                                               U.S. Treasury Notes, 3.125%, 8/31/13                            5,000      5,038,280
                                               U.S. Treasury Notes, 3.875%, 5/15/18                           45,400     45,697,915
                                               U.S. Treasury Notes, 4%, 8/15/18                               26,600     26,978,225
                                                                                                                      -------------
                                               TOTAL U.S. GOVERNMENT OBLIGATIONS - 37.0%                                 77,918,436
                                                                                                                      -------------
                                               TOTAL LONG-TERM INVESTMENTS
                                                  (COST - $474,938,972) - 224.5%                                        473,098,807
                                                                                                                      -------------
                                               SHORT-TERM SECURITIES
U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.9%      Federal Home Loan Banks, 1.85%, 10/02/08 (f)                   10,100     10,099,481
                                               Federal Home Loan Banks, 2.36%, 10/14/08 (f)                      300        299,744
                                                                                                                      -------------
                                                                                                                         10,399,225
                                                                                                                      -------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GOVERNMENT INCOME V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                             PAR
                                                                                                            (000)         VALUE
                                                                                                         -----------  ------------
                                               SHORT-TERM SECURITIES
                                               BlackRock Liquidity Funds, TempFund Portfolio,
                                                  2.92% (g)(h)                                            45,000,000  $  45,000,000
                                                                                                                      -------------
                                               TOTAL SHORT-TERM SECURITIES
                                                 (COST - $55,399,225) - 26.3%                                            55,399,225
                                                                                                                      -------------

                                                                                                          CONTRACTS
                                                                                                             (i)
                                                                                                         -----------
                                               OPTIONS PURCHASED
CALL SWAPTIONS PURCHASED                       Receive a fixed rate of 5.455% and pay a floating rate
                                                  based on 3-month LIBOR, expiring March 2011                      3        222,630
PUT SWAPTIONS PURCHASED                        Pay a fixed rate of 5.455% and receive a floating rate
                                                  based on 3-month LIBOR, expiring March 2011                      3        105,075
                                                                                                                      -------------
                                               TOTAL OPTIONS PURCHASED
                                                 (COST - $342,000) - 0.2%                                                   327,705
                                                                                                                      -------------
                                               TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS
                                                  (COST - $530,680,197*) - 251.0%                                       528,825,737
                                                                                                                      -------------

                                                                                                            PAR
                                                                                                           (000)
                                                                                                         ----------
                                               TBA SALE COMMITMENTS
                                               Fannie Mae Guaranteed Pass-Through Certificates:
                                                  5.50%, 8/01/37 - 10/15/38                              $  (197,600)  (197,205,986)
                                                  6.00%, 10/15/38                                            (15,900)   (16,110,277)
                                               Freddie Mac Mortgage Participation Certificates, 5.50%,
                                                  8/01/38

                                                                                                              (5,000)    (4,977,550)
                                                                                                                      -------------

                                               TOTAL TBA SALE COMMITMENTS
                                                  (PROCEEDS - $219,073,570) - (103.6)%                                 (218,293,813)
                                                                                                                      -------------

                                               TOTAL INVESTMENTS, NET OF TBA SALE COMMITMENTS
                                                  (COST - $311,606,627)  - 147.4%                                       310,531,924
                                               LIABILITIES IN EXCESS OF OTHER ASSETS - (47.4)%                          (99,834,177)
                                                                                                                      -------------
                                               NET ASSETS - 100.0%                                                    $ 210,697,747
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $533,836,224
                                ============
Gross unrealized appreciation   $    803,248
Gross unrealized depreciation     (5,813,735)
                                ------------
Net unrealized depreciation     $ (5,010,487)
                                ============

(a)  Variable rate security. Rate shown is as of report date.

(b) Represents or includes a to-be-announced transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.

(c) All or a portion of security held as collateral in connection with open financial futures contracts.

(d)  All or a portion of security held as collateral in connection with swaps.

(e) Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

(f)  Rate shown is the yield to maturity as of the date of purchase.

(g)  Represents the current yield as of report date.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GOVERNMENT INCOME V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

(h) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                  PURCHASED       SALES      REALIZED
AFFILIATE                            COST         COST         LOSS      INCOME
------------------------------   -----------   ----------   ---------   -------
BlackRock Liquidity Funds,
TempFund
Portfolio                        $45,000,000*          --          --       --

Merrill Lynch Mortgage
Investors, Inc. Series 2006-A3
Class 3A1, 5.823%, 5/25/36                --   $2,450,836   $(683,592)  $85,774

*    Represents net purchase cost.

(i)  One contract represents a notional amount of $1,000,000.

- Financial futures contracts purchased as of September 30, 2008 were as follows:

                                                                          UNREALIZED
CONTRACTS              ISSUE             EXPIRATION DATE    FACE VALUE   DEPRECIATION
---------   --------------------------   ---------------   -----------   ------------
   360       5-Year U.S. Treasury Bond    December 2008    $40,489,542     $(85,167)

-    Financial futures contracts sold as of September 30, 2008 were as follows:

                                                                          UNREALIZED
CONTRACTS              ISSUE             EXPIRATION DATE    FACE VALUE   APPRECIATION
---------   --------------------------   ---------------   -----------   ------------
     7       2-Year U.S. Treasury Bond    December 2008    $ 1,501,579     $  7,516
   295      10-Year U.S. Treasury Bond    December 2008    $34,055,992      241,617
                                                                           --------
TOTAL                                                                      $249,133
                                                                           ========

-    Swaps outstanding as of September 30, 2008 were as follows:

                                                                                  NOTIONAL     UNREALIZED
                                                                                   AMOUNT     APPRECIATION
                                                                                    (000)    (DEPRECIATION)
                                                                                  --------   --------------
Pay a fixed rate of 4.95% and receive a floating rate based on
3-month LIBOR
Broker, Deutsche Bank AG London
Expires August 2009                                                               $101,000   $   (1,567,817)
Receive a fixed rate of 2.33552% and pay a floating rate based on
3-month LIBOR
Broker, Citibank NA
Expires March 2010                                                                $ 75,400         (984,226)
Receive a fixed rate of 2.6475% and pay a floating rate based on
3-month LIBOR
Broker, Credit Suisse Securities (USA) LLC
Expires March 2010                                                                $ 30,300         (233,291)
Pay a fixed rate of 3.16% and receive a floating rate based on
3-month LIBOR
Broker, Citibank NA
Expires May 2010                                                                  $ 65,400          128,258

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GOVERNMENT INCOME V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                  NOTIONAL     UNREALIZED
                                                                                   AMOUNT     APPRECIATION
                                                                                    (000)    (DEPRECIATION)
                                                                                  --------   --------------
Pay a fixed rate of 3.325% and receive a floating rate based on
3-month LIBOR
Broker, Citibank NA
Expires June 2010                                                                 $ 41,400   $      (40,535)
Receive a fixed rate of 3.2675% and pay a floating rate based on
3-month LIBOR
Broker, Citibank NA
Expires June 2010                                                                 $ 29,600             (872)
Pay a fixed rate of 3.2225% and receive a floating rate based on
3-month LIBOR
Broker, JPMorgan Chase
Expires September 2010                                                            $ 62,500          144,379
Receive a fixed rate of 5.218% and pay a floating rate based on
3-month LIBOR
Broker, JPMorgan Chase
Expires January 2011                                                              $ 51,575        1,900,208
Receive a fixed rate of 2.585% and pay a floating rate based on
3-month LIBOR
Broker, Citibank NA
Expires March 2013                                                                $ 71,000         (723,860)
Receive a fixed rate of 4.36564% and pay a floating rate based on
3-month LIBOR
Broker, Citibank NA
Expires July 2013                                                                 $ 15,200          193,789
Receive a fixed rate of 4.04151% and pay a floating rate based on
3-month LIBOR
Broker, Goldman Sachs & Co.
Expires July 2013                                                                 $ 30,500          (45,016)
Pay a fixed rate of 3.875% and receive a floating rate based on
3-month LIBOR
Broker, JPMorgan Chase
Expires September 2013                                                            $ 50,000          419,712
Receive a fixed rate of 3.6525% and pay a floating rate based on
3-month LIBOR
Broker, Deutsche Bank AG London
Expires September 2013                                                            $  3,000          (54,862)
Pay a fixed rate of 5.741% and receive a floating rate based on
3-month LIBOR
Broker, Credit Suisse First Boston International
Expires July 2017                                                                 $ 32,000       (3,062,251)

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GOVERNMENT INCOME V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                  NOTIONAL     UNREALIZED
                                                                                   AMOUNT     APPRECIATION
                                                                                    (000)    (DEPRECIATION)
                                                                                  --------   --------------
Pay a fixed rate of 5.7125% and receive a floating rate based on
3-month LIBOR
Broker, Deutsche Bank AG London
Expires July 2017                                                                 $ 58,000   $   (5,429,965)
Receive a fixed rate of 5.354% and pay a floating rate based on
3-month LIBOR
Broker, Deutsche Bank AG London
Expires August 2017                                                               $ 25,000        1,726,910
Receive a fixed rate of 5.632% and pay a floating rate based on
3-month LIBOR
Broker, Deutsche Bank AG London
Expires August 2017                                                               $ 25,000        1,741,678
Receive a fixed rate of 5.1725% and pay a floating rate based on
3-month LIBOR
Broker, Lehman Brothers Special Financing
Expires September 2017                                                            $ 20,000               --
Pay a fixed rate of 4.79362% and receive a floating rate based on
3-month LIBOR
Broker, Deutsche Bank AG London
Expires November 2017                                                             $ 15,000         (407,664)
Receive a fixed rate of 4.93% and pay a floating rate based on
3-month LIBOR
Broker, Citibank NA
Expires June 2018                                                                 $  1,000           36,941
Receive a fixed rate of 4.68% and pay a floating rate based on
3-month LIBOR
Broker, Citibank NA
Expires June 2018                                                                 $ 12,700          221,305
Receive a fixed rate of 4.73% and pay a floating rate based on
3-month LIBOR
Broker, Lehman Brothers Special Financing
Expires June 2018                                                                 $ 13,800               --
Pay a fixed rate of 4.7152% and receive a floating rate based on
3-month LIBOR
Broker, Deutsche Bank AG London
Expires June 2018                                                                 $ 14,200         (288,766)
Pay a fixed rate of 4.66102% and receive a floating rate based on
3-month LIBOR
Broker, Credit Suisse Securities (USA) LLC
Expires June 2018                                                                 $  5,900          (94,642)

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GOVERNMENT INCOME V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                  NOTIONAL
                                                                                   AMOUNT      UNREALIZED
                                                                                    (000)     DEPRECIATION
                                                                                  --------   --------------
Pay a fixed rate of 4.75248% and receive a floating rate based on
3-month LIBOR
Broker, Deutsche Bank AG London
Expires July 2018                                                                 $ 24,000   $     (514,244)
Pay a fixed rate of 4.83515% and receive a floating rate based on
3-month LIBOR
Broker, Deutsche Bank AG London
Expires July 2018                                                                 $ 12,000         (339,784)
Receive a fixed rate of 4.38% and pay a floating rate based on
3-month LIBOR
Broker, Citibank NA
Expires September 2018                                                            $  2,200          (17,593)
Receive a fixed rate of 4.4625% and pay a floating rate based on
3-month LIBOR
Broker, JPMorgan Chase
Expires September 2018                                                            $ 13,900          (37,940)
Receive a fixed rate of 4.3275% and pay a floating rate based on
3-month LIBOR
Broker, JPMorgan Chase
Expires September 2018                                                            $ 41,100         (470,850)
Receive a fixed rate of 4.205% and pay a floating rate based on
3-month LIBOR
Broker, Deutsche Bank AG London
Expires September 2018                                                            $ 33,300         (706,096)
                                                                                             --------------
TOTAL                                                                                        $   (8,507,094)
                                                                                             ==============

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GOVERNMENT INCOME V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

- Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

          - Level 1 - price quotations in active markets/exchanges for identical securities

          - Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

          - Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

     The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

VALUATION   INVESTMENTS IN   OTHER FINANCIAL
  INPUTS      SECURITIES       INSTRUMENTS*
---------   --------------   ---------------
Level 1      $148,542,065      $   163,966
Level 2       161,662,154       (8,179,389)
Level 3                --               --
             ------------      -----------
TOTAL        $310,204,219      $(8,015,423)
             ============      ===========

*    Other financial instruments are swaps, futures and options.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                               PAR
INDUSTRY                                                                                                      (000)         VALUE
---------------------------------------------                                                              ----------   ------------
                                                CORPORATE BONDS
AEROSPACE & DEFENSE - 2.3%                      DRS Technologies, Inc., 6.875%, 11/01/13                    USD 1,000   $    990,000
                                                DRS Technologies, Inc., 6.625%, 2/01/16                           250        252,500
                                                Hexcel Corp., 6.75%, 2/01/15                                      210        201,600
                                                L-3 Communications Corp., 5.875%, 1/15/15                          65         58,825
                                                L-3 Communications Corp. Series B, 6.375%,
                                                   10/15/15                                                     1,025        943,000
                                                TransDigm, Inc., 7.75%, 7/15/14                                   370        347,800
                                                                                                                        ------------
                                                                                                                           2,793,725
                                                                                                                        ------------
AIRLINES - 0.5%                                 Continental Airlines, Inc. Series 2001-1-C,
                                                   7.033%, 12/15/12                                               733        601,140
                                                                                                                        ------------
AUTO COMPONENTS - 1.6%                          Allison Transmission, Inc., 11%, 11/01/15 (a)                     345        300,150
                                                Allison Transmission, Inc., 11.25%, 11/01/15 (a)(b)               395        319,950
                                                The Goodyear Tire & Rubber Co., 6.678%,
                                                   12/01/09 (c)                                                   150        147,000
                                                The Goodyear Tire & Rubber Co., 7.857%, 8/15/11                   270        262,575
                                                The Goodyear Tire & Rubber Co., 8.625%, 12/01/11                  669        662,310
                                                Lear Corp., 8.75%, 12/01/16                                       370        257,150
                                                Metaldyne Corp., 10%, 11/01/13                                    315         47,250
                                                                                                                        ------------
                                                                                                                           1,996,385
                                                                                                                        ------------
AUTOMOBILES - 0.3%                              Ford Motor Co., 8.90%, 1/15/32                                    700        315,000
                                                                                                                        ------------
BUILDING PRODUCTS - 1.0%                        CPG International I, Inc., 10.50%, 7/01/13                        600        408,000
                                                Momentive Performance Materials, Inc.,
                                                   11.50%, 12/01/16                                               590        401,200
                                                Ply Gem Industries, Inc., 11.75%, 6/15/13 (a)                     440        378,400
                                                                                                                        ------------
                                                                                                                           1,187,600
                                                                                                                        ------------
CAPITAL MARKETS - 0.8%                          E*Trade Financial Corp., 12.50%, 11/30/17 (a)                     980        984,900
                                                                                                                        ------------
CHEMICALS - 2.3%                                American Pacific Corp., 9%, 2/01/15                               435        421,950
                                                CII Carbon LLC, 11.125%, 11/15/15 (a)                             320        312,000
                                                Hexion U.S. Finance Corp., 7.304%, 11/15/14 (c)                   200        144,000
                                                Hexion U.S. Finance Corp., 9.75%, 11/15/14                        545        430,550
                                                Innophos, Inc., 8.875%, 8/15/14                                   575        575,000
                                                MacDermid, Inc., 9.50%, 4/15/17 (a)                               600        504,000
                                                Terra Capital, Inc. Series B, 7%, 2/01/17                         280        266,000
                                                Westlake Chemical Corp., 6.625%, 1/15/16                          300        255,000
                                                                                                                        ------------
                                                                                                                           2,908,500
                                                                                                                        ------------
COMMERCIAL SERVICES & SUPPLIES - 4.1%           ARAMARK Corp., 6.301%, 2/01/15 (c)                                365        319,375
                                                Allied Waste North America, Inc., 6.375%, 4/15/11                 170        164,900
                                                Allied Waste North America, Inc., 7.875%, 4/15/13                 325        322,562
                                                Corrections Corp. of America, 7.50%, 5/01/11                      725        722,281
                                                Corrections Corp. of America, 6.75%, 1/31/14                      325        305,500
                                                DI Finance Series B, 9.50%, 2/15/13                               457        447,860
                                                The Geo Group, Inc., 8.25%, 7/15/13                             1,535      1,523,487
                                                Mobile Services Group, Inc., 9.75%, 8/01/14                       450        418,500
                                                Sally Holdings LLC, 10.50%, 11/15/16                              110        104,500
                                                US Investigations Services, Inc., 10.50%,
                                                   11/01/15 (a)                                                   400        356,000
                                                West Corp., 11%, 10/15/16                                         520        374,400
                                                                                                                        ------------
                                                                                                                           5,059,365
                                                                                                                        ------------
COMMUNICATIONS EQUIPMENT - 0.3%                 Nortel Networks Ltd., 9.003%, 7/15/11 (c)                         575        383,813
                                                                                                                        ------------
CONSTRUCTION & ENGINEERING - 0.4%               Dycom Industries, Inc., 8.125%, 10/15/15                          505        444,400
                                                                                                                        ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                               PAR
INDUSTRY                                                                                                      (000)         VALUE
---------------------------------------------                                                              ----------   ------------
                                                CORPORATE BONDS
CONSTRUCTION MATERIALS - 0.5%                   Nortek Holdings, Inc., 10%, 12/01/13 (a)                    USD   600   $    528,000
                                                Texas Industries, Inc., 7.25%, 7/15/13                            150        130,500
                                                                                                                        ------------
                                                                                                                             658,500
                                                                                                                        ------------
CONTAINERS & PACKAGING - 2.4%                   Berry Plastics Holding Corp., 8.875%, 9/15/14                      85         66,300
                                                Cascades, Inc., 7.25%, 2/15/13                                    750        585,000
                                                Graphic Packaging International Corp., 8.50%,
                                                   8/15/11                                                        430        408,500
                                                Impress Holdings BV, 7.878%, 9/15/13 (a)(c)                     1,290      1,096,500
                                                Packaging Dynamics Finance Corp., 10%,
                                                   5/01/16 (a)                                                    395        256,750
                                                Pregis Corp., 12.375%, 10/15/13                                   680        442,000
                                                Smurfit-Stone Container Enterprises, Inc.,
                                                   8%, 3/15/17                                                    200        156,000
                                                                                                                        ------------
                                                                                                                           3,011,050
                                                                                                                        ------------
DIVERSIFIED FINANCIAL SERVICES - 3.1%           Axcan Intermediate Holdings, Inc., 12.75%,
                                                   3/01/16 (a)                                                    280        277,200
                                                Ford Motor Credit Co. LLC, 5.80%, 1/12/09                         950        902,000
                                                Ford Motor Credit Co. LLC, 5.70%, 1/15/10                         830        635,644
                                                Ford Motor Credit Co. LLC, 6.323%, 1/15/10 (c)                    600        491,419
                                                GMAC LLC, 5.011%, 12/01/14 (c)                                    540        249,355
                                                GMAC LLC, 6.75%, 12/01/14                                         506        194,210
                                                Leucadia National Corp., 8.125%, 9/15/15                          850        826,625
                                                Southern Star Central Corp., 6.75%, 3/01/16 (a)                   240        220,200
                                                                                                                        ------------
                                                                                                                           3,796,653
                                                                                                                        ------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 4.9%   Broadview Networks Holdings, Inc., 11.375%,
                                                   9/01/12                                                        380        292,600
                                                Cincinnati Bell, Inc., 7.25%, 7/15/13                             640        576,000
                                                Citizens Communications Co., 6.25%, 1/15/13                       330        308,962
                                                Qwest Communications International, Inc.,
                                                   7.50%, 2/15/14                                               1,410      1,219,650
                                                Qwest Corp., 6.069%, 6/15/13 (c)                                  750        637,500
                                                Qwest Corp., 7.50%, 6/15/23                                     1,000        785,000
                                                Wind Acquisition Finance SA, 10.75%, 12/01/15 (a)               1,275      1,249,500
                                                Windstream Corp., 8.125%, 8/01/13                                 500        475,000
                                                Windstream Corp., 8.625%, 8/01/16                                 610        562,725
                                                                                                                        ------------
                                                                                                                           6,106,937
                                                                                                                        ------------
ELECTRIC UTILITIES - 2.7%                       Edison Mission Energy, 7.50%, 6/15/13                             700        672,000
                                                Edison Mission Energy, 7.20%, 5/15/19                             420        369,600
                                                Elwood Energy LLC, 8.159%, 7/05/26                                163        149,435
                                                FPL Energy National Wind Portfolio, LLC,
                                                   6.125%, 3/25/19 (a)                                            378        371,154
                                                IPALCO Enterprises, Inc., 8.625%, 11/14/11                        200        201,000
                                                IPALCO Enterprises, Inc., 7.25%, 4/01/16 (a)                      200        191,000
                                                NSG Holdings LLC, 7.75%, 12/15/25 (a)                             880        836,000
                                                Tenaska Alabama Partners LP, 7%, 6/30/21 (a)                      680        612,593
                                                                                                                        ------------
                                                                                                                           3,402,782
                                                                                                                        ------------
ELECTRICAL EQUIPMENT - 0.0%                     UCAR Finance, Inc., 10.25%, 2/15/12                                48         49,440
                                                                                                                        ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%       Sanmina-SCI Corp., 8.125%, 3/01/16                                605        514,250
                                                                                                                        ------------
ENERGY EQUIPMENT & SERVICES - 1.0%              Compagnie Generale de Geophysique-Veritas,
                                                   7.75%, 5/15/17                                                 805        764,750

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                               PAR
INDUSTRY                                                                                                      (000)         VALUE
---------------------------------------------                                                              ----------   ------------
                                                CORPORATE BONDS
                                                North American Energy Partners, Inc., 8.75%,
                                                   12/01/11                                                 USD   500   $    460,000
                                                                                                                        ------------
                                                                                                                           1,224,750
                                                                                                                        ------------
FOOD & STAPLES RETAILING - 0.2%                 Rite Aid Corp., 7.50%, 3/01/17                                    290        220,400
                                                                                                                        ------------
FOOD PRODUCTS - 0.2%                            Smithfield Foods, Inc., 7.75%, 7/01/17                            340        266,900
                                                                                                                        ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.0%         Biomet, Inc., 10.375%, 10/15/17 (b)                               140        139,300
                                                Biomet, Inc., 11.625%, 10/15/17                                   140        140,700
                                                Catalent Pharma Solutions, Inc., 9.50%,
                                                   4/15/15 (b)                                                    420        325,500
                                                DJO Finance LLC, 10.875%, 11/15/14                              1,430      1,369,225
                                                Hologic, Inc., 2%, 12/15/37 (d)                                   710        523,625
                                                                                                                        ------------
                                                                                                                           2,498,350
                                                                                                                        ------------
HEALTH CARE PROVIDERS & SERVICES - 2.4%         Community Health Systems, Inc. Series WI,
                                                   8.875%, 7/15/15                                                520        494,000
                                                HCA, Inc., 9.125%, 11/15/14                                       370        359,825
                                                HCA, Inc., 9.25%, 11/15/16                                        240        233,400
                                                Tenet Healthcare Corp., 6.50%, 6/01/12                          1,810      1,674,250
                                                Viant Holdings, Inc., 10.125%, 7/15/17 (a)                        251        203,310
                                                                                                                        ------------
                                                                                                                           2,964,785
                                                                                                                        ------------
HOTELS, RESTAURANTS & LEISURE - 4.1%            American Real Estate Partners LP, 7.125%, 2/15/13               1,770      1,354,050
                                                CCM Merger, Inc., 8%, 8/01/13 (a)                                 355        288,437
                                                Great Canadian Gaming Corp., 7.25%, 2/15/15 (a)                   340        306,000
                                                Greektown Holdings, LLC, 10.75%,
                                                   12/01/13 (a)(e)(f)                                             321        221,490
                                                HRP Myrtle Beach Operations LLC, 0%, 4/01/12
                                                   (a)(e)(f)                                                      750        450,937
                                                Harrah's Operating Co., Inc., 10.75%, 2/01/16 (a)                 300        153,000
                                                Harrah's Operating Co., Inc., 10.75%,
                                                   2/01/18 (a)(b)                                               2,100        865,579
                                                Snoqualmie Entertainment Authority, 6.875%,
                                                   2/01/14 (a)(c)                                                 170        122,400
                                                Travelport LLC, 7.436%, 9/01/14 (c)                               150        115,500
                                                Tropicana Entertainment LLC Series WI,
                                                   9.625%, 12/15/14 (e)(f)                                         95         13,300
                                                Virgin River Casino Corp., 9%, 1/15/12                            300        204,000
                                                Waterford Gaming LLC, 8.625%, 9/15/14 (a)                         474        447,930
                                                Wynn Las Vegas LLC, 6.625%, 12/01/14                              650        554,125
                                                                                                                        ------------
                                                                                                                           5,096,748
                                                                                                                        ------------
HOUSEHOLD DURABLES - 0.9%                       Ashton Woods USA LLC, 9.50%, 10/01/15                             955        429,750
                                                Jarden Corp., 7.50%, 5/01/17                                      780        649,350
                                                Stanley-Martin Communities LLC, 9.75%, 8/15/15                    225         79,313
                                                                                                                        ------------
                                                                                                                           1,158,413
                                                                                                                        ------------
IT SERVICES - 1.7%                              First Data Corp., 9.875%, 9/24/15 (a)                             735        576,975
                                                SunGard Data Systems, Inc., 9.125%, 8/15/13                     1,000        900,000
                                                SunGard Data Systems, Inc., 10.625%, 5/15/15 (a)                  600        564,000
                                                                                                                        ------------
                                                                                                                           2,040,975
                                                                                                                        ------------
INDEPENDENT POWER PRODUCERS & ENERGY            The AES Corp., 8%, 10/15/17                                        10          9,025
   TRADERS - 5.1%                               AES Eastern Energy LP Series 1999-A, 9%, 1/02/17                1,310      1,388,429
                                                AES Gener SA, 7.50%, 3/25/14                                      500        528,487
                                                Dynegy Holdings, Inc., 8.375%, 5/01/16                            135        117,450
                                                Dynegy Holdings, Inc., 7.75%, 6/01/19                             695        556,000

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                               PAR
INDUSTRY                                                                                                      (000)         VALUE
---------------------------------------------                                                              ----------   ------------
                                                CORPORATE BONDS
                                                Energy Future Holding Corp., 11.25%, 11/01/17
                                                (a)(b)
                                                                                                            USD   725   $    645,250
                                                NRG Energy, Inc., 7.25%, 2/01/14                                  750        695,625
                                                NRG Energy, Inc., 7.375%, 2/01/16                               1,450      1,305,000
                                                Texas Competitive Electric Holdings Co. LLC
                                                Series B, 10.25%, 11/01/15 (a)                                    830        749,075
                                                Texas Competitive Electric Holdings Co. LLC,
                                                10.50%, 11/01/16 (a)(b)
                                                                                                                  385        333,025
                                                                                                                        ------------
                                                                                                                           6,327,366
                                                                                                                        ------------
INDUSTRIAL CONGLOMERATES - 1.3%                 Sequa Corp., 11.75%, 12/01/15 (a)                                 750        630,000
                                                Sequa Corp., 13.50%, 12/01/15 (a)(b)                            1,189      1,018,067
                                                                                                                        ------------
                                                                                                                           1,648,067
                                                                                                                        ------------
INSURANCE - 0.1%                                USI Holdings Corp., 6.679%, 11/15/14 (a)(c)                       220        167,200
                                                                                                                        ------------
LEISURE EQUIPMENT & PRODUCTS - 0.4%             True Temper Sports, Inc., 8.375%, 9/15/11                         975        546,000
                                                                                                                        ------------
MACHINERY - 0.9%                                American Railcar Industries, Inc., 7.50%,
                                                3/01/14                                                           115        101,775
                                                ESCO Corp., 8.625%, 12/15/13 (a)                                  410        401,800
                                                RBS Global, Inc., 8.875%, 9/01/16                                 175        159,250
                                                Terex Corp., 8%, 11/15/17                                         175        159,250
                                                Titan International, Inc., 8%, 1/15/12                            310        300,700
                                                                                                                        ------------
                                                                                                                           1,122,775
                                                                                                                        ------------
MARINE - 0.1%                                   Navios Maritime Holdings, Inc., 9.50%, 12/15/14                   157        144,440
                                                                                                                        ------------
MEDIA - 7.8%                                    Affinion Group, Inc., 10.125%, 10/15/13                           700        658,000
                                                CMP Susquehanna Corp., 9.875%, 5/15/14                            750        420,000
                                                Cablevision Systems Corp. Series B, 8.334%,
                                                4/01/09 (c)                                                     1,180      1,165,250
                                                Charter Communications Holdings II, LLC,
                                                10.25%, 9/15/10                                                 1,170      1,052,350
                                                DirecTV Holdings LLC, 8.375%, 3/15/13                             150        148,125
                                                DirecTV Holdings LLC, 7.625%, 5/15/16 (a)                         490        443,450
                                                EchoStar DBS Corp., 7%, 10/01/13                                  850        733,125
                                                EchoStar DBS Corp., 7.125%, 2/01/16                                90         72,225
                                                Harland Clarke Holdings Corp., 7.554%, 5/15/15 (c)                140         91,000
                                                Harland Clarke Holdings Corp., 9.50%, 5/15/15                     160        113,600
                                                Mediacom Broadband LLC, 8.50%, 10/15/15                           310        255,750
                                                NTL Cable Plc, 8.75%, 4/15/14                                     125        105,000
                                                NTL Cable Plc, 9.125%, 8/15/16                                    250        209,375
                                                Network Communications, Inc., 10.75%, 12/01/13                     50         32,500
                                                Nielsen Finance LLC, 10%, 8/01/14                               1,075      1,021,250
                                                ProtoStar I Ltd., 12.59%, 10/15/12 (a)(c)(d)                      580        551,308
                                                R.H. Donnelley Corp., 11.75%, 5/15/15 (a)                         732        446,520
                                                TL Acquisitions, Inc., 10.50%, 1/15/15 (a)                      2,470      1,951,300
                                                Virgin Media, Inc., 6.50%, 11/15/16 (a)(d)                        200        126,750
                                                                                                                        ------------
                                                                                                                           9,596,878
                                                                                                                        ------------
METALS & MINING - 6.5%                          Aleris International, Inc., 9%, 12/15/14 (b)                      410        254,200
                                                Aleris International, Inc., 10%, 12/15/16                         375        232,500
                                                Drummond Co., Inc., 7.375%, 2/15/16 (a)                           290        245,775
                                                Evraz Group SA, 8.875%, 4/24/13 (a)                               400        304,000
                                                Evraz Group SA, 9.50%, 4/24/18 (a)                                275        198,000
                                                FMG Finance Property Ltd., 10.625%, 9/01/16 (a)                   320        313,600
                                                Foundation PA Coal Co., 7.25%, 8/01/14                          1,400      1,351,000

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                               PAR
INDUSTRY                                                                                                      (000)         VALUE
---------------------------------------------                                                              ----------   ------------
                                                CORPORATE BONDS
                                                Freeport-McMoRan Copper & Gold, Inc., 7.084%,
                                                4/01/15 (c)                                                 USD 1,000   $    957,890
                                                Freeport-McMoRan Copper & Gold, Inc., 8.375%,
                                                4/01/17                                                         1,535      1,511,975
                                                Newmont Mining Corp., 1.625%, 7/15/17 (d)                         305        309,575
                                                Novelis, Inc., 7.25%, 2/15/15                                   1,000        870,000
                                                Ryerson, Inc., 10.176%, 11/01/14 (a)(c)                           200        163,000
                                                Ryerson, Inc., 12%, 11/01/15 (a)                                   40         34,000
                                                Steel Dynamics, Inc., 7.375%, 11/01/12                          1,100      1,006,500
                                                Vedanta Resources Plc, 9.50%, 7/18/18 (a)                         335        313,178
                                                                                                                        ------------
                                                                                                                           8,065,193
                                                                                                                        ------------
MULTILINE RETAIL - 0.1%                         Neiman Marcus Group, Inc., 9%, 10/15/15 (b)                       130        108,387
                                                                                                                        ------------
OIL, GAS & CONSUMABLE FUELS - 10.3%             Atlas Energy Resources LLC, 10.75%, 2/01/18 (a)                   990        891,000
                                                Atlas Pipeline Partners LP, 8.75%, 6/15/18 (a)                    380        357,200
                                                Berry Petroleum Co., 8.25%, 11/01/16                              525        443,625
                                                Chaparral Energy, Inc., 8.50%, 12/01/15                           265        209,350
                                                Chesapeake Energy Corp., 6.375%, 6/15/15                          190        169,575
                                                Chesapeake Energy Corp., 7.25%, 12/15/18                        1,650      1,518,000
                                                Chesapeake Energy Corp., 2.25%, 12/15/38 (d)                      400        275,000
                                                Cimarex Energy Co., 7.125%, 5/01/17                               420        386,400
                                                Compton Petroleum Finance Corp., 7.625%,
                                                12/01/13                                                          350        307,125
                                                Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (a)                  700        672,000
                                                Copano Energy LLC, 8.125%, 3/01/16                                 80         73,200
                                                Corral Finans AB, 9.753%, 4/15/10 (a)(b)                          323        299,925
                                                Denbury Resources, Inc., 7.50%, 12/15/15                          250        230,000
                                                Encore Acquisition Co., 6.25%, 4/15/14                            700        577,500
                                                Forest Oil Corp., 7.25%, 6/15/19                                  395        337,725
                                                Forest Oil Corp., 7.25%, 6/15/19 (a)                              555        474,525
                                                Newfield Exploration Co., 6.625%, 4/15/16                         255        226,950
                                                Newfield Exploration Co., 7.125%, 5/15/18                         340        295,800
                                                OPTI Canada, Inc., 7.875%, 12/15/14                               280        247,800
                                                OPTI Canada, Inc., 8.25%, 12/15/14                              1,150      1,029,250
                                                Peabody Energy Corp., 7.375%, 11/01/16                             80         76,800
                                                PetroHawk Energy Corp., 7.875%, 6/01/15 (a)                       450        391,500
                                                Range Resources Corp., 6.375%, 3/15/15                            750        686,250
                                                Roseton-Danskammer 2001 Series B, 7.67%, 11/08/16                 475        427,500
                                                Sabine Pass LNG LP, 7.50%, 11/30/16                               165        128,700
                                                SandRidge Energy, Inc., 8.625%, 4/01/15 (a)(b)                    305        269,925
                                                SandRidge Energy, Inc., 8%, 6/01/18 (a)                           525        451,500
                                                Southwestern Energy Co., 7.50%, 2/01/18 (a)                       125        121,250
                                                Stone Energy Corp., 6.75%, 12/15/14                               600        465,000
                                                Swift Energy Co., 7.125%, 6/01/17                                 500        425,000
                                                Whiting Petroleum Corp., 7.25%, 5/01/13                           365        338,538
                                                                                                                        ------------
                                                                                                                          12,803,913
                                                                                                                        ------------
PAPER & FOREST PRODUCTS - 3.9%                  Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (a)                       437        329,197
                                                Boise Cascade LLC, 7.125%, 10/15/14                               195        133,575
                                                Bowater, Inc., 9%, 8/01/09                                        585        497,250
                                                NewPage Corp., 10%, 5/01/12                                     2,030      1,816,850
                                                Norske Skog Canada Ltd. Series D, 8.625%, 6/15/11                 305        240,950

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                               PAR
INDUSTRY                                                                                                      (000)         VALUE
---------------------------------------------                                                              ----------   ------------
                                                CORPORATE BONDS
                                                Verso Paper Holdings LLC Series B, 6.551%,
                                                   8/01/14 (c)                                              USD   630   $    519,750
                                                Verso Paper Holdings LLC Series B, 9.125%,
                                                   8/01/14                                                      1,125        967,500
                                                Verso Paper Holdings LLC Series B, 11.375%,
                                                   8/01/16                                                        335        271,350
                                                                                                                        ------------
                                                                                                                           4,776,422
                                                                                                                        ------------
PHARMACEUTICALS - 0.7%                          Angiotech Pharmaceuticals, Inc., 6.56%,
                                                   12/01/13 (c)                                                 1,180        849,600
                                                                                                                        ------------
PROFESSIONAL SERVICES - 0.4%                    FTI Consulting, Inc., 7.625%, 6/15/13                             425        432,969
                                                                                                                        ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.5%    FelCor Lodging LP, 8.50%, 6/01/11                                 709        613,285
                                                                                                                        ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%     Forest City Enterprises, Inc., 7.625%, 6/01/15                    650        520,000
                                                Realogy Corp., 10.50%, 4/15/14                                    180         79,200
                                                Realogy Corp., 11%, 4/15/14 (b)                                   270        103,275
                                                Realogy Corp., 12.375%, 4/15/15                                   306        104,040
                                                                                                                        ------------
                                                                                                                             806,515
                                                                                                                        ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -      Amkor Technology, Inc., 7.75%, 5/15/13                            235        200,925
   0.5%                                         Amkor Technology, Inc., 9.25%, 6/01/16                            225        189,000
                                                Spansion, Inc., 5.935%, 6/01/13 (a)(c)                            480        288,000
                                                                                                                        ------------
                                                                                                                             677,925
                                                                                                                        ------------
SOFTWARE - 0.1%                                 BMS Holdings, Inc., 10.595%, 2/15/12 (a)(b)(c)                    214        104,988
                                                                                                                        ------------
SPECIALTY RETAIL - 2.3%                         Asbury Automotive Group, Inc., 8%, 3/15/14                        850        597,125
                                                AutoNation, Inc., 6.753%, 4/15/13 (c)                             250        210,625
                                                General Nutrition Centers, Inc., 7.584%,
                                                   3/15/14 (b)(c)                                                 240        200,400
                                                General Nutrition Centers, Inc., 10.75%, 3/15/15                  960        808,800
                                                Group 1 Automotive, Inc., 2.25%, 6/15/36 (g)                      300        166,875
                                                Michaels Stores, Inc., 10%, 11/01/14                              380        239,400
                                                United Auto Group, Inc., 7.75%, 12/15/16                          885        632,775
                                                                                                                        ------------
                                                                                                                           2,856,000
                                                                                                                        ------------
TEXTILES, APPAREL & LUXURY GOODS - 0.4%         Levi Strauss & Co., 8.875%, 4/01/16                               550        440,000
                                                                                                                        ------------
TOBACCO - 0.6%                                  Vector Group Ltd., 11%, 8/15/15                                   700        693,000
                                                                                                                        ------------
WIRELESS TELECOMMUNICATION                      Centennial Communications Corp., 9.633%,
   SERVICES - 5.2%                                 1/01/13 (c)                                                    380        345,800
                                                Centennial Communications Corp., 8.125%, 2/01/14                  340        336,600
                                                Cricket Communications, Inc., 9.375%, 11/01/14                     50         46,500
                                                Cricket Communications, Inc., 10.875%, 11/01/14                   305        283,650
                                                Cricket Communications, Inc., 10%,
                                                   7/15/15 (a)                                                    120        114,600
                                                Digicel Group Ltd., 8.875%, 1/15/15 (a)                           425        357,000
                                                Digicel Group Ltd., 9.125%, 1/15/15 (a)(b)                        693        589,050
                                                FiberTower Corp., 9%, 11/15/12 (a)(d)                             470        263,200
                                                iPCS, Inc., 4.926%, 5/01/13 (c)                                   795        647,925
                                                MetroPCS Wireless, Inc., 9.25%, 11/01/14                        1,530      1,430,550
                                                Nordic Telephone Co. Holdings ApS, 8.875%,
                                                   5/01/16 (a)                                                    575        523,250
                                                Sprint Capital Corp., 7.625%, 1/30/11                           1,450      1,319,500
                                                Sprint Capital Corp., 6.875%, 11/15/28                            240        160,800
                                                                                                                        ------------
                                                                                                                           6,418,425
                                                                                                                        ------------
                                                TOTAL CORPORATE BONDS - 88.0%                                            108,885,109
                                                                                                                        ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                              PAR
INDUSTRY                                                                                                      (000)         VALUE
---------------------------------------------                                                              ----------   ------------
                                                FLOATING RATE LOAN INTERESTS
AUTO COMPONENTS - 0.9%                          Allison Transmission Term Loan B,
                                                   5.22% - 5.57%, 8/07/14                                   USD   495   $    406,894
                                                Dana Corp. Term Loan B, 7.25%, 1/31/15                            800        677,500
                                                Delphi Automotive Systems Delay Draw Term Loan,
                                                   8.50%, 12/31/08                                                 14         11,431
                                                Delphi Automotive Systems Term Loan, 8.50%,
                                                   12/31/08                                                        45         37,415
                                                                                                                        ------------
                                                                                                                           1,133,240
                                                                                                                        ------------
CHEMICALS - 0.8%                                PQ Corp. Second Lien Term Loan, 9.30%, 5/29/15                  1,250      1,031,250
                                                                                                                        ------------
HOTELS, RESTAURANTS & LEISURE - 0.6%            Travelport, Inc. Term Loan, 9.793%, 3/22/12                     1,228        711,983
                                                                                                                        ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS    Texas Competitive Electric Holdings Co. Corp. Term Loan
   - 1.8%                                          B-1, 5.988% - 6.303%, 10/10/14                                 120        100,796
                                                Texas Competitive Electric Holdings Co. Corp. Term Loan
                                                   B-2, 5.988%, - 6.303% 10/10/14                                 248        209,355
                                                Texas Competitive Electric Holdings Co. Corp.
                                                   Term Loan B-3, 5.988% - 6.303%, 10/10/14                     2,274      1,914,043
                                                                                                                        ------------
                                                                                                                           2,224,194
                                                                                                                        ------------
MACHINERY - 0.2%                                Navistar International Transportation Corp.
                                                   Revolving Credit, 7.478%, 1/19/12                               80         68,533
                                                Navistar International Transportation Corp. Term
                                                   Loan, 6.046%, 1/19/12                                          220        188,467
                                                                                                                        ------------
                                                                                                                             257,000
                                                                                                                        ------------
MEDIA - 2.4%                                    Education Media and Publishing First Lien Term
                                                   Loan B, 6.488%, 11/14/14                                     1,098        958,428
                                                Education Media and Publishing Second Lien Term
                                                   Loan, 11.988%, 11/14/14                                      2,599      1,949,157
                                                                                                                        ------------
                                                                                                                           2,907,585
                                                                                                                        ------------
                                                TOTAL FLOATING RATE LOAN INTERESTS - 6.7%                                  8,265,252
                                                                                                                        ------------

                                                                                                             SHARES
                                                                                                           ----------
                                                COMMON STOCKS
AUTO COMPONENTS - 0.3%                          The Goodyear Tire & Rubber Co. (e)                             19,936        305,220
                                                                                                                        ------------
CAPITAL MARKETS - 0.1%                          E*Trade Financial Corp. (e)                                    47,436        132,821
                                                                                                                        ------------
ELECTRICAL EQUIPMENT - 0.1%                     Medis Technologies Ltd. (e)                                    33,870         60,966
                                                                                                                        ------------
OIL, GAS & CONSUMABLE FUELS - 0.7%              EXCO Resources, Inc. (e)                                       52,589        858,252
                                                                                                                        ------------
PAPER & FOREST PRODUCTS - 0.2%                  Ainsworth Lumber Co. Ltd. (e)                                  53,062         99,717
                                                Ainsworth Lumber Co. Ltd. (a)(e)                               59,550        112,020
                                                                                                                        ------------
                                                                                                                             211,737
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS - 1.3%                                                 1,568,996
                                                                                                                        ------------

                                                                                                               PAR
                                                                                                              (000)
                                                                                                           ----------
                                                PREFERRED SECURITIES
                                                CAPITAL TRUSTS
DIVERSIFIED FINANCIAL SERVICES - 0.9%           Citigroup, Inc. Series E, 8.40% (c)(h)                      USD 1,180        803,179
                                                JPMorgan Chase & Co., 7.90% (c)(h)                                420        353,590
                                                                                                                        ------------
                                                TOTAL CAPITAL TRUSTS - 0.9%                                                1,156,769
                                                                                                                        ------------

                                                                                                             SHARES
                                                                                                           ----------
                                                PREFERRED STOCKS
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%   PTV, Inc. Series A, 10%                                            47             24
                                                                                                                        ------------
                                                TOTAL PREFERRED STOCKS - 0.0%                                                     24
                                                                                                                        ------------
                                                TOTAL PREFERRED SECURITIES  - 0.9%                                         1,156,793
                                                                                                                        ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                             SHARES         VALUE
                                                                                                           ----------   ------------
                                                WARRANTS (I)
MEDIA - 0.0%                                    Virgin Media, Inc. (expires 1/10/11)                           22,461   $        898
                                                                                                                        ------------
                                                TOTAL WARRANTS - 0.0%                                                            898
                                                                                                                        ------------
                                                TOTAL LONG-TERM INVESTMENTS
                                                   (COST - $141,153,081) - 96.9%                                         119,877,048
                                                                                                                        ------------

                                                                                                               PAR
                                                                                                              (000)
                                                                                                           ----------
                                                SHORT-TERM SECURITIES
U.S. GOVERNMENT OBLIGATION - 2.5%               Fannie Mae, 2.11%, 11/04/08 (j)                             USD 3,100      3,093,940
                                                                                                                        ------------

                                                                                                           BENEFICIAL
                                                                                                            INTEREST
                                                                                                              (000)
                                                                                                           ----------
                                                BlackRock Liquidity Series, LLC
                                                Cash Sweep Series, 2.59% (k)(l)                                   158        157,679
                                                                                                                        ------------
                                                TOTAL SHORT-TERM SECURITIES
                                                (COST - $3,251,619) - 2.6%                                                 3,251,619
                                                                                                                        ------------
                                                TOTAL INVESTMENTS
                                                (COST - $144,404,700*) - 99.5%                                           123,128,667
                                                                                                                        ------------
                                                OTHER ASSETS LESS LIABILITIES - 0.5%                                         650,356
                                                                                                                        ------------
                                                NET ASSETS - 100.0%                                                     $123,779,023
                                                                                                                        ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $144,403,671
                                ============
Gross unrealized appreciation   $    399,136
Gross unrealized depreciation    (21,674,140)
                                ------------
Net unrealized depreciation     $(21,275,004)
                                ============

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.

     These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(c)  Variable rate security. Rate shown is as of report date.

(d)  Convertible security.

(e)  Non-income producing security.

(f)  Issuer filed for bankruptcy or is in default of interest payments.

(g)  Represents a step bond.

(h)  Security is perpetual in nature and has no stated maturity date.

(i) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(j)  Rate shown is the yield to maturity as of the date of purchase.

(k) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                       NET
                                                    ACTIVITY
AFFILIATE                                             (000)     INCOME
---------                                           --------   --------
BlackRock Liquidity Series, LLC Cash Sweep Series      $18     $124,653

(l)  Represents the current yield as of report date.

- Foreign currency exchange contracts as of September 30, 2008 were as follows:

 CURRENCY      CURRENCY    SETTLEMENT    UNREALIZED
PURCHASED        SOLD         DATE      DEPRECIATION
----------   -----------   ----------   ------------
USD136,410   CAD 145,000    10/23/08       $(23)

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

-    Swaps outstanding as of September 30, 2008 were as follows:

                                                                                 NOTIONAL
                                                                                  AMOUNT       UNREALIZED
                                                                                   (000)     (DEPRECIATION)
                                                                                 --------    --------------
Sold credit default protection on Ford Motor Company and
   receive 3.80%
Broker, JPMorgan Chase
Expires March 2010                                                               USD 1,000     $(241,702)
Sold credit default protection Cooper Tire & Rubber Co. and
   receive 7.7%
Broker, Lehman Brothers Special Financing
Expires September 2013                                                           USD   700            --
                                                                                               ---------
TOTAL                                                                                          $(241,702)
                                                                                               =========

-    Currency Abbreviations:

CAD   Canadian Dollar
USD   U.S. Dollar

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

- Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

     - Level 1 - price quotations in active markets/exchanges for identical securities

     - Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

     - Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

     The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

VALUATION   INVESTMENTS IN   OTHER FINANCIAL
  INPUTS      SECURITIES       INSTRUMENTS*
---------   --------------   ---------------
Level 1      $  1,457,875              --
Level 2       121,670,792       $(241,725)
Level 3                --              --
             ------------       ---------
TOTAL        $123,128,667       $(241,725)
             ============       =========

* Other financial instruments are swaps and foreign currency exchange contracts.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK INTERNATIONAL VALUE V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                             SHARES         VALUE
                                                                                                           ----------   ------------
                                                COMMON STOCKS
AUSTRALIA - 3.6%
CAPITAL MARKETS - 0.0%                          Octaviar Ltd. (a)                                          1,317,973    $          0
                                                                                                                        ------------
CONSTRUCTION & ENGINEERING - 0.6%               United Group Ltd.                                            128,024       1,321,817
                                                                                                                        ------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.2%   Telstra Corp. Ltd.                                           763,688       2,562,146
                                                                                                                        ------------
METALS & MINING - 1.8%                          BHP Billiton Ltd.                                             90,141       2,332,008
                                                Newcrest Mining Ltd.                                          61,206       1,271,736
                                                                                                                        ------------
                                                                                                                           3,603,744
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN AUSTRALIA                                           7,487,707
                                                                                                                        ------------
BELGIUM - 0.9%
COMMERCIAL BANKS - 0.9%                         Dexia NV                                                     155,082       1,694,021
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN BELGIUM                                             1,694,021
                                                                                                                        ------------
BRAZIL - 2.4%
BEVERAGES - 1.1%                                Cia de Bebidas das Americas (Preference Shares) (b)           38,714       2,114,172
                                                                                                                        ------------
COMMERCIAL BANKS - 1.3%                         Banco Bradesco SA (b)                                        160,626       2,586,078
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN BRAZIL                                              4,700,250
                                                                                                                        ------------
CHINA - 0.4%
OIL, GAS & CONSUMABLE FUELS - 0.4%              China Coal Energy Co.                                        863,000         912,361
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN CHINA                                                 912,361
                                                                                                                        ------------
FINLAND - 1.3%
ELECTRIC UTILITIES - 1.3%                       Fortum Oyj                                                    81,141       2,723,026
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN FINLAND                                             2,723,026
                                                                                                                        ------------
FRANCE - 7.3%
AUTOMOBILES - 0.9%                              Peugeot SA                                                    47,919       1,803,485
                                                                                                                        ------------
INSURANCE - 2.3%                                AXA SA                                                       145,012       4,746,863
                                                                                                                        ------------
MULTI-UTILITIES - 1.6%                          GDF Suez                                                      59,766       3,109,397
                                                                                                                        ------------
OIL, GAS & CONSUMABLE FUELS - 2.5%              Total SA                                                      83,066       5,046,242
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN FRANCE                                             14,705,987
                                                                                                                        ------------
GERMANY - 12.0%
AIR FREIGHT & LOGISTICS - 1.7%                  Deutsche Post AG                                             157,136       3,278,559
                                                                                                                        ------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.5%   Deutsche Telekom AG                                          331,792       5,038,989
                                                                                                                        ------------
ELECTRIC UTILITIES - 1.7%                       E.ON AG                                                       66,989       3,372,008
                                                                                                                        ------------
INDUSTRIAL CONGLOMERATES - 1.7%                 Siemens AG                                                    37,920       3,537,055
                                                                                                                        ------------
INSURANCE - 2.1%                                Muenchener Rueckversicherungs AG Registered Shares            28,025       4,227,416
                                                                                                                        ------------
PHARMACEUTICALS - 2.3%                          Bayer AG                                                      65,042       4,763,479
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN GERMANY                                            24,217,506
                                                                                                                        ------------
HONG KONG - 2.3%
INDUSTRIAL CONGLOMERATES - 1.4%                 Hutchison Whampoa Ltd.                                       384,000       2,949,328
                                                                                                                        ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%     Henderson Land Development Co., Ltd.                         374,000       1,667,205
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN HONG KONG                                           4,616,533
                                                                                                                        ------------
ITALY - 5.2%
COMMERCIAL BANKS - 2.6%                         Intesa Sanpaolo SpA                                          860,760       4,733,807
                                                Unicredit SpA                                                123,371         461,415
                                                                                                                        ------------
                                                                                                                           5,195,222
                                                                                                                        ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK INTERNATIONAL VALUE V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                             SHARES         VALUE
                                                                                                           ----------   ------------
                                                COMMON STOCKS
Oil, Gas & Consumable Fuels - 2.6%              Eni SpA                                                       198,759   $  5,268,305
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN ITALY                                              10,463,527
                                                                                                                        ------------
JAPAN - 22.8%
AUTO COMPONENTS - 2.5%                          Bridgestone Corp.                                             213,700      4,045,665
                                                NOK Corp.                                                      80,300        900,212
                                                                                                                        ------------
                                                                                                                           4,945,877
                                                                                                                        ------------
AUTOMOBILES - 1.2%                              Nissan Motor Co., Ltd.                                        378,800      2,561,363
                                                                                                                        ------------
BUILDING PRODUCTS - 1.4%                        Nippon Sheet Glass Co., Ltd.                                  543,000      2,812,100
                                                                                                                        ------------
CHEMICALS - 1.9%                                Shin-Etsu Chemical Co., Ltd.                                   44,100      2,096,987
                                                Sumitomo Chemical Co., Ltd.                                   330,000      1,457,806
                                                                                                                        ------------
                                                                                                                           3,554,793
                                                                                                                        ------------
COMMERCIAL BANKS - 3.3%                         Mizuho Financial Group, Inc.                                      690      3,017,472
                                                Sumitomo Mitsui Financial Group, Inc.                             598      3,749,260
                                                                                                                        ------------
                                                                                                                           6,766,732
                                                                                                                        ------------
COMPUTERS & PERIPHERALS - 0.9%                  Fujitsu Ltd.                                                  329,000      1,849,629
                                                                                                                        ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.2%         Olympus Corp.                                                  84,000      2,455,129
                                                                                                                        ------------
HOUSEHOLD DURABLES - 0.9%                       Sekisui House Ltd.                                            211,000      1,937,196
                                                                                                                        ------------
HOUSEHOLD PRODUCTS - 0.9%                       Kao Corp.                                                      66,000      1,769,957
                                                                                                                        ------------
OFFICE ELECTRONICS - 1.5%                       Ricoh Co., Ltd.                                               206,000      2,896,559
                                                                                                                        ------------
PHARMACEUTICALS - 2.3%                          Takeda Pharmaceutical Co., Ltd.                                91,600      4,612,114
                                                                                                                        ------------
SOFTWARE - 1.0%                                 Nintendo Co., Ltd.                                              4,700      1,993,617
                                                                                                                        ------------
TRADING COMPANIES & DISTRIBUTORS - 1.9%         Sojitz Corp.                                                  853,900      1,979,099
                                                Sumitomo Corp.                                                206,200      1,922,578
                                                                                                                        ------------
                                                                                                                           3,901,677
                                                                                                                        ------------
WIRELESS TELECOMMUNICATION SERVICES - 1.9%      KDDI Corp.                                                        655      3,710,359
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN JAPAN                                              45,767,102
                                                                                                                        ------------
LUXEMBOURG - 2.5%
ENERGY EQUIPMENT & SERVICES - 1.3%              Tenaris SA (b)                                                 70,087      2,613,544
                                                                                                                        ------------
METALS & MINING - 1.2%                          ArcelorMittal                                                  46,744      2,367,906
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN LUXEMBOURG                                          4,981,450
                                                                                                                        ------------
MEXICO - 1.2%
WIRELESS TELECOMMUNICATION SERVICES - 1.2%      America Movil, SA de CV (b)                                    49,554      2,297,323
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN MEXICO                                              2,297,323
                                                                                                                        ------------
NETHERLANDS - 0.8%
DIVERSIFIED FINANCIAL SERVICES - 0.8%           ING Groep NV CVA                                               74,500      1,597,111
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN THE NETHERLANDS                                     1,597,111
                                                                                                                        ------------
NORWAY - 1.4%
COMMERCIAL BANKS - 1.4%                         DnB NOR ASA                                                   358,121      2,778,230
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN NORWAY                                              2,778,230
                                                                                                                        ------------
RUSSIA - 1.1%
OIL, GAS & CONSUMABLE FUELS - 1.1%              LUKOIL (b)                                                     37,750      2,219,700
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN RUSSIA                                              2,219,700
                                                                                                                        ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK INTERNATIONAL VALUE V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                             SHARES         VALUE
                                                                                                           ----------   ------------
                                                COMMON STOCKS
Singapore - 1.8%
COMMERCIAL BANKS - 1.2%                         United Overseas Bank Ltd.                                     203,000   $  2,426,830
                                                                                                                        ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%     City Developments Ltd.                                        171,000      1,069,281
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN SINGAPORE                                           3,496,111
                                                                                                                        ------------
SOUTH KOREA - 0.3%
INSURANCE - 0.3%                                Dongbu Insurance Co., Ltd.                                     32,220        745,176
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN SOUTH KOREA                                           745,176
                                                                                                                        ------------
SPAIN - 1.2%
COMMERCIAL BANKS - 1.2%                         Banco Santander SA                                            163,367      2,449,571
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN SPAIN                                               2,449,571
                                                                                                                        ------------
SWITZERLAND - 10.5%
CAPITAL MARKETS - 2.2%                          Credit Suisse Group AG                                         94,307      4,404,323
                                                                                                                        ------------
FOOD PRODUCTS - 3.5%                            Nestle SA Registered Shares                                   163,085      7,048,132
                                                                                                                        ------------
INSURANCE - 2.7%                                Zurich Financial Services AG                                   19,563      5,417,397
                                                                                                                        ------------
PHARMACEUTICALS - 2.1%                          Novartis AG Registered Shares                                  82,254      4,330,637
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN SWITZERLAND                                        21,200,489
                                                                                                                        ------------
UNITED KINGDOM - 18.5%
AEROSPACE & DEFENSE - 1.0%                      BAE Systems Plc                                               272,895      2,011,752
                                                                                                                        ------------
COMMERCIAL BANKS - 1.8%                         Royal Bank of Scotland Group Plc                            1,156,418      3,730,490
                                                                                                                        ------------
FOOD PRODUCTS - 3.3%                            Unilever Plc                                                  248,751      6,763,715
                                                                                                                        ------------
METALS & MINING - 0.9%                          Anglo American Plc                                             57,308      1,935,835
                                                                                                                        ------------
MULTI-UTILITIES - 1.7%                          National Grid Plc                                             271,369      3,444,497
                                                                                                                        ------------
OIL, GAS & CONSUMABLE FUELS - 3.0%              Royal Dutch Shell Plc Class B                                 213,815      6,006,638
                                                                                                                        ------------
PHARMACEUTICALS - 1.4%                          GlaxoSmithKline Plc                                           123,309      2,671,191
                                                                                                                        ------------
TOBACCO - 2.5%                                  British American Tobacco Plc                                  155,547      5,078,162
                                                                                                                        ------------
WIRELESS TELECOMMUNICATION SERVICES - 2.9%      Vodafone Group Plc                                          2,588,432      5,716,343
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN THE UNITED KINGDOM                                 37,358,623
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS
                                                (COST - $218,800,927) - 97.5%                                            196,411,804
                                                                                                                        ------------

                                                                                                           BENEFICIAL
                                                                                                            INTEREST
                                                                                                             (000)
                                                                                                           ----------
                                                SHORT-TERM SECURITIES
United States - 0.6%                            BlackRock Liquidity Series, LLC
                                                Cash Sweep Series, 2.59% (c)(d)                              $ 1,168       1,167,594
                                                                                                                        ------------
                                                TOTAL SHORT-TERM SECURITIES
                                                (COST - $1,167,594) - 0.6%                                                 1,167,594
                                                                                                                        ------------
                                                TOTAL INVESTMENTS
                                                (COST - $219,968,521*) - 98.1%                                           197,579,398
                                                OTHER ASSETS LESS LIABILITIES - 1.9%                                       3,832,465
                                                                                                                        ------------
                                                NET ASSETS - 100.0%                                                     $201,411,863
                                                                                                                        ============

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK INTERNATIONAL VALUE V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $222,901,127
                                ============
Gross unrealized appreciation   $ 10,816,204
Gross unrealized depreciation    (36,137,933)
                                ------------
Net unrealized depreciation     $(25,321,729)
                                ============

(a)  Non-income producing security.

(b)  Depositary receipts.

(c)  Represents the current yield as of report date.

(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                  NET ACTIVITY
AFFILIATE                             (000)       INCOME
---------                         ------------   -------
BlackRock Liquidity Series, LLC
Cash Sweep Series                    $(620)      $68,170

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

- Foreign currency exchange contracts as of September 30, 2008 were as follows:

    CURRENCY         CURRENCY     SETTLEMENT   UNREALIZED APPRECIATION
   PURCHASED           SOLD          DATE          (DEPRECIATION)
---------------   -------------   ----------   -----------------------
USD 2,579,539     EUR 1,793,589    10/02/08           $  53,840
JPY 956,980,776   USD 8,924,895    12/12/08             170,348
USD 8,289,932     GBP 4,750,895    12/12/08            (179,256)
                                                      ---------
TOTAL                                                 $  44,932
                                                      =========

-    Currency Abbreviations:

     EUR Euro
     GBP British Pound
     JPY Japanese Yen
     USD U.S. Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK INTERNATIONAL VALUE V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

- Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

          - Level 1 - price quotations in active markets/exchanges for identical securities

          - Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

          - Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

     The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

VALUATION   INVESTMENTS IN   OTHER FINANCIAL
  INPUTS      SECURITIES       INSTRUMENTS*
---------   --------------   ---------------
Level 1      $  9,611,128        $44,932
Level 2       187,968,270             --
Level 3                --             --
             ------------        -------
TOTAL        $197,579,398        $44,932
             ============        =======

*    Other financial instruments are foreign currency exchange contracts.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK LARGE CAP CORE V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                                                                                    SHARES         VALUE
---------------------------------------------                                                             ----------   ------------
                                                COMMON STOCKS
AEROSPACE & DEFENSE - 5.8%                      General Dynamics Corp.                                        53,000   $  3,901,860
                                                Lockheed Martin Corp.                                         37,000      4,057,790
                                                Northrop Grumman Corp.                                        56,000      3,390,240
                                                Raytheon Co.                                                  70,000      3,745,700
                                                United Technologies Corp.                                     47,000      2,822,820
                                                                                                                       ------------
                                                                                                                         17,918,410
                                                                                                                       ------------
BIOTECHNOLOGY - 1.6%                            Amgen, Inc. (a)                                               85,000      5,037,950
                                                                                                                       ------------
CHEMICALS - 1.5%                                FMC Corp.                                                     49,000      2,518,110
                                                The Mosaic Co.                                                29,000      1,972,580
                                                                                                                       ------------
                                                                                                                          4,490,690
                                                                                                                       ------------
COMMUNICATIONS EQUIPMENT - 0.2%                 Cisco Systems, Inc. (a)                                       22,000        496,320
                                                                                                                       ------------
COMPUTERS & PERIPHERALS - 6.0%                  Hewlett-Packard Co.                                          132,000      6,103,680
                                                International Business Machines Corp.                         63,000      7,368,480
                                                Seagate Technology                                           173,000      2,096,760
                                                Western Digital Corp. (a)                                    129,000      2,750,280
                                                                                                                       ------------
                                                                                                                         18,319,200
                                                                                                                       ------------
CONSTRUCTION & ENGINEERING - 1.0%               Fluor Corp.                                                   56,000      3,119,200
                                                                                                                       ------------
CONSUMER FINANCE - 1.1%                         Capital One Financial Corp.                                   68,000      3,468,000
                                                                                                                       ------------
CONTAINERS & PACKAGING - 1.0%                   Packaging Corp. of America                                   130,000      3,013,400
                                                                                                                       ------------
DIVERSIFIED FINANCIAL SERVICES - 0.7%           Bank of America Corp.                                         33,000      1,155,000
                                                JPMorgan Chase & Co.                                          25,000      1,167,500
                                                                                                                       ------------
                                                                                                                          2,322,500
                                                                                                                       ------------
DIVERSIFIED TELECOMMUNICATION
   SERVICES - 0.5%                              AT&T Inc.                                                     54,000      1,507,680
                                                                                                                       ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.0%       Agilent Technologies, Inc. (a)                               110,000      3,262,600
                                                                                                                       ------------
ENERGY EQUIPMENT & SERVICES - 1.1%              ENSCO International, Inc.                                     59,000      3,400,170
                                                                                                                       ------------
FOOD & STAPLES RETAILING - 4.5%                 The Kroger Co.                                               132,000      3,627,360
                                                SYSCO Corp.                                                  112,000      3,452,960
                                                Wal-Mart Stores, Inc.                                        112,000      6,707,680
                                                                                                                       ------------
                                                                                                                         13,788,000
                                                                                                                       ------------
HEALTH CARE EQUIPMENT &                         Baxter International, Inc.                                    47,000      3,084,610
   & SUPPLIES - 1.3%                            St. Jude Medical, Inc. (a)                                    19,000        826,310
                                                                                                                       ------------
                                                                                                                          3,910,920
                                                                                                                       ------------
HEALTH CARE PROVIDERS                           Aetna, Inc.                                                   24,000        866,640
   & SERVICES - 6.1%                            AmerisourceBergen Corp.                                       88,000      3,313,200
                                                Express Scripts, Inc. (a)                                     50,000      3,691,000
                                                McKesson Corp.                                                65,000      3,497,650
                                                Medco Health Solutions, Inc. (a)                              79,000      3,555,000
                                                WellPoint, Inc. (a)                                           79,000      3,694,830
                                                                                                                       ------------
                                                                                                                         18,618,320
                                                                                                                       ------------
HOUSEHOLD PRODUCTS - 0.8%                       The Procter & Gamble Co.                                      36,000      2,508,840
                                                                                                                       ------------
IT SERVICES - 1.2%                              Accenture Ltd. Class A                                        96,000      3,648,000
                                                                                                                       ------------
INDUSTRIAL CONGLOMERATES - 1.2%                 General Electric Co.                                         140,000      3,570,000
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK LARGE CAP CORE V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                                                                                    SHARES         VALUE
---------------------------------------------                                                             ----------   ------------
                                                COMMON STOCKS
INSURANCE - 4.6%                                ACE Ltd.                                                      26,000   $  1,407,380
                                                The Allstate Corp.                                            83,000      3,827,960
                                                Chubb Corp.                                                   61,000      3,348,900
                                                Marsh & McLennan Cos., Inc.                                   31,000        984,560
                                                The Travelers Cos., Inc.                                      81,000      3,661,200
                                                UnumProvident Corp.                                           34,000        853,400
                                                                                                                       ------------
                                                                                                                         14,083,400
                                                                                                                       ------------
MACHINERY - 4.4%                                AGCO Corp. (a)                                                59,000      2,513,990
                                                Caterpillar, Inc.                                             66,000      3,933,600
                                                Cummins, Inc.                                                 75,000      3,279,000
                                                Parker Hannifin Corp.                                         59,000      3,127,000
                                                SPX Corp.                                                      7,000        539,000
                                                                                                                       ------------
                                                                                                                         13,392,590
                                                                                                                       ------------
MEDIA - 1.6%                                    Omnicom Group Inc.                                            10,000        385,600
                                                Walt Disney Co.                                              147,000      4,511,430
                                                                                                                       ------------
                                                                                                                          4,897,030
                                                                                                                       ------------
METALS & MINING - 1.1%                          Reliance Steel & Aluminum Co.                                 30,000      1,139,100
                                                United States Steel Corp.                                     30,000      2,328,300
                                                                                                                       ------------
                                                                                                                          3,467,400
                                                                                                                       ------------
MULTILINE RETAIL - 1.0%                         Big Lots, Inc. (a)                                           109,000      3,033,470
                                                                                                                       ------------
OIL, GAS & CONSUMABLE FUELS - 17.9%             Apache Corp.                                                  38,000      3,962,640
                                                Chevron Corp.                                                 94,000      7,753,120
                                                ConocoPhillips                                                83,000      6,079,750
                                                Devon Energy Corp.                                            43,000      3,921,600
                                                Exxon Mobil Corp.                                            179,000     13,901,140
                                                Frontline Ltd. (b)                                            35,000      1,682,450
                                                Hess Corp.                                                    44,000      3,611,520
                                                Marathon Oil Corp.                                            91,000      3,628,170
                                                Murphy Oil Corp.                                              53,000      3,399,420
                                                Occidental Petroleum Corp.                                    63,000      4,438,350
                                                Valero Energy Corp.                                           87,000      2,636,100
                                                                                                                       ------------
                                                                                                                         55,014,260
                                                                                                                       ------------
PAPER & FOREST PRODUCTS - 0.1%                  MeadWestvaco Corp.                                            20,000        466,200
                                                                                                                       ------------
PERSONAL PRODUCTS - 0.1%                        The Estee Lauder Cos., Inc. Class A                            4,000        199,640
                                                                                                                       ------------
PHARMACEUTICALS - 7.8%                          Eli Lilly & Co.                                               95,000      4,182,850
                                                Johnson & Johnson                                            120,000      8,313,600
                                                Merck & Co., Inc.                                            154,000      4,860,240
                                                Pfizer, Inc.                                                 357,000      6,583,080
                                                                                                                       ------------
                                                                                                                         23,939,770
                                                                                                                       ------------
ROAD & RAIL - 1.2%                              CSX Corp.                                                     67,000      3,656,190
                                                                                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR                  Altera Corp.                                                 169,000      3,494,920
   EQUIPMENT - 11.2%                            Analog Devices, Inc.                                         126,000      3,320,100
                                                Broadcom Corp. Class A (a)                                   181,000      3,372,030
                                                Integrated Device Technology, Inc. (a)                       326,000      2,536,280
                                                Intel Corp.                                                  324,000      6,068,520
                                                Intersil Corp. Class A                                        84,000      1,392,720

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACK ROCK LARGE CAP CORE V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                                                                                    SHARES         VALUE
---------------------------------------------                                                             ----------   ------------
                                                COMMON STOCKS
                                                KLA-Tencor Corp.                                              36,000   $  1,139,400
                                                Linear Technology Corp.                                      108,000      3,311,280
                                                Microchip Technology, Inc. (b)                                68,000      2,001,240
                                                Novellus Systems, Inc. (a)                                    21,000        412,440
                                                Texas Instruments, Inc.                                      172,000      3,698,000
                                                Xilinx, Inc.                                                 152,000      3,564,400
                                                                                                                       ------------
                                                                                                                         34,311,330
                                                                                                                       ------------
SOFTWARE - 6.5%                                 Adobe Systems, Inc. (a)                                       50,000      1,973,500
                                                CA, Inc.                                                     163,000      3,253,480
                                                Intuit, Inc. (a)                                             108,000      3,413,880
                                                Microsoft Corp.                                               96,000      2,562,240
                                                Oracle Corp. (a)                                             257,000      5,219,670
                                                Symantec Corp. (a)(b)                                        189,000      3,700,620
                                                                                                                       ------------
                                                                                                                         20,123,390
                                                                                                                       ------------
SPECIALTY RETAIL - 4.8%                         AutoZone, Inc. (a)                                            26,000      3,206,840
                                                Best Buy Co., Inc.                                            41,000      1,537,500
                                                The Gap, Inc.                                                184,000      3,271,520
                                                Ross Stores, Inc.                                             92,000      3,386,520
                                                TJX Cos., Inc.                                               113,000      3,448,760
                                                                                                                       ------------
                                                                                                                         14,851,140
                                                                                                                       ------------
TEXTILES, APPAREL & LUXURY GOODS - 1.2%         Nike, Inc. Class B                                            56,000      3,746,400
                                                                                                                       ------------
                                                TOTAL COMMON STOCKS
                                                (COST - $334,040,985) - 100.1%                                          307,582,410
                                                                                                                       ------------

                                                                                                          BENEFICIAL
                                                                                                           INTEREST
                                                                                                             (000)
                                                                                                          ----------
                                                SHORT-TERM SECURITIES
                                                BlackRock Liquidity Series, LLC Money Market Series,
                                                   2.66% (c)(d)(e)                                        $    4,727      4,726,550
                                                                                                                       ------------
                                                TOTAL SHORT-TERM SECURITIES
                                                   (COST - $4,726,550) - 1.5%                                             4,726,550
                                                                                                                       ------------
                                                TOTAL INVESTMENTS
                                                   (COST - $338,767,535*) - 101.6%                                      312,308,960
                                                LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%                           (5,037,161)
                                                                                                                       ------------
                                                NET ASSETS - 100.0%                                                    $307,271,799
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $341,159,211
                                ============
Gross unrealized appreciation   $ 18,809,097
Gross unrealized depreciation    (47,659,348)
                                ------------
Net unrealized depreciation     $(28,850,251)
                                ============

(a)  Non-income producing security.

(b)  Security, or a portion of security, is on loan.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK LARGE CAP CORE V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                  NET ACTIVITY
AFFILIATE                             (000)       INCOME
---------                         ------------   -------
BlackRock Liquidity Series, LLC
Money Market Series                 $(23,328)    $90,506

(d)  Represents the current yield as of report date.

(e)  Security was purchased with the cash proceeds from securities loans.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK LARGE CAP CORE V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

- Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

          - Level 1 - price quotations in active markets/exchanges for identical securities

          - Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

          - Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

     The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

VALUATION   INVESTMENTS IN
 INPUTS       SECURITIES
---------   --------------
Level 1      $307,582,410
Level 2         4,726,550
Level 3                --
             ------------
TOTAL        $312,308,960
             ============

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK LARGE CAP GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                                                                                    SHARES         VALUE
---------------------------------------------                                                             ----------   ------------
                                                COMMON STOCKS
AEROSPACE & DEFENSE - 4.8%                      General Dynamics Corp.                                        18,000   $  1,325,160
                                                Lockheed Martin Corp.                                         22,000      2,412,740
                                                Northrop Grumman Corp.                                        25,000      1,513,500
                                                Raytheon Co.                                                  31,000      1,658,810
                                                                                                                       ------------
                                                                                                                          6,910,210
                                                                                                                       ------------
BIOTECHNOLOGY - 2.8%                            Amgen, Inc. (a)                                               26,000      1,541,020
                                                Gilead Sciences, Inc. (a)                                     53,000      2,415,740
                                                                                                                       ------------
                                                                                                                          3,956,760
                                                                                                                       ------------
CHEMICALS - 1.8%                                FMC Corp.                                                     24,000      1,233,360
                                                The Mosaic Co.                                                19,000      1,292,380
                                                                                                                       ------------
                                                                                                                          2,525,740
                                                                                                                       ------------
COMMERCIAL SERVICES & SUPPLIES - 1.1%           Waste Management, Inc.                                        49,000      1,543,010
                                                                                                                       ------------
COMMUNICATIONS EQUIPMENT - 0.3%                 Cisco Systems, Inc. (a)                                       19,000        428,640
                                                                                                                       ------------
COMPUTERS & PERIPHERALS - 9.5%                  Hewlett-Packard Co.                                           93,000      4,300,320
                                                International Business Machines Corp.                         46,000      5,380,160
                                                Lexmark International, Inc. Class A (a)                       46,000      1,498,220
                                                Seagate Technology                                            83,000      1,005,960
                                                Western Digital Corp. (a)                                     63,000      1,343,160
                                                                                                                       ------------
                                                                                                                         13,527,820
                                                                                                                       ------------
CONSTRUCTION & ENGINEERING - 1.1%               Fluor Corp.                                                   28,000      1,559,600
                                                                                                                       ------------
DIVERSIFIED CONSUMER SERVICES - 1.1%            H&R Block, Inc.                                               72,000      1,638,000
                                                                                                                       ------------
ELECTRICAL EQUIPMENT - 0.6%                     Roper Industries, Inc.                                        16,000        911,360
                                                                                                                       ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.3%       Agilent Technologies, Inc. (a)                                57,000      1,690,620
                                                Mettler Toledo International, Inc. (a)                        16,000      1,568,000
                                                                                                                       ------------
                                                                                                                          3,258,620
                                                                                                                       ------------
ENERGY EQUIPMENT & SERVICES - 1.6%              Dresser-Rand Group, Inc. (a)                                  19,000        597,930
                                                ENSCO International, Inc.                                     29,000      1,671,270
                                                                                                                       ------------
                                                                                                                          2,269,200
                                                                                                                       ------------
FOOD & STAPLES RETAILING - 5.4%                 The Kroger Co.                                                61,000      1,676,280
                                                SYSCO Corp.                                                   59,000      1,818,970
                                                Wal-Mart Stores, Inc.                                         70,000      4,192,300
                                                                                                                       ------------
                                                                                                                          7,687,550
                                                                                                                       ------------
FOOD PRODUCTS - 1.1%                            General Mills, Inc.                                           23,000      1,580,560
                                                                                                                       ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.1%         Baxter International, Inc.                                    38,000      2,493,940
                                                St. Jude Medical, Inc. (a)                                    44,000      1,913,560
                                                                                                                       ------------
                                                                                                                          4,407,500
                                                                                                                       ------------
HEALTH CARE PROVIDERS & SERVICES - 6.1%         Express Scripts, Inc. (a)                                     25,000      1,845,500
                                                Laboratory Corp. of America Holdings (a)                      24,000      1,668,000
                                                McKesson Corp.                                                32,000      1,721,920
                                                Medco Health Solutions, Inc. (a)                              43,000      1,935,000
                                                WellPoint, Inc. (a)                                           33,000      1,543,410
                                                                                                                       ------------
                                                                                                                          8,713,830
                                                                                                                       ------------
HOTELS, RESTAURANTS & LEISURE - 2.7%            McDonald's Corp.                                              37,000      2,282,900
                                                Panera Bread Co. Class A (a)(b)                               30,000      1,527,000
                                                                                                                       ------------
                                                                                                                          3,809,900
                                                                                                                       ------------
HOUSEHOLD DURABLES - 0.8%                       NVR, Inc. (a)                                                  2,000      1,144,000
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK LARGE CAP GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                                                                                    SHARES         VALUE
---------------------------------------------                                                             ----------   ------------
                                                COMMON STOCKS
IT SERVICES - 1.4%                              Accenture Ltd. Class A                                        52,000   $  1,976,000
                                                                                                                       ------------
INDEPENDENT POWER PRODUCERS &
   ENERGY TRADERS - 0.7%                        NRG Energy, Inc. (a)                                          41,000      1,014,750
                                                                                                                       ------------
MACHINERY - 4.3%                                Caterpillar, Inc.                                             39,000      2,324,400
                                                Cummins, Inc.                                                 37,000      1,617,640
                                                Flowserve Corp.                                               13,000      1,154,010
                                                Joy Global, Inc.                                              25,000      1,128,500
                                                                                                                       ------------
                                                                                                                          6,224,550
                                                                                                                       ------------
MEDIA - 2.3%                                    Omnicom Group Inc.                                            44,000      1,696,640
                                                Walt Disney Co.                                               50,000      1,534,500
                                                                                                                       ------------
                                                                                                                          3,231,140
                                                                                                                       ------------
METALS & MINING - 0.8%                          United States Steel Corp.                                     15,000      1,164,150
                                                                                                                       ------------
MULTILINE RETAIL - 1.0%                         Big Lots, Inc. (a)                                            52,000      1,447,160
                                                                                                                       ------------
OIL, GAS & CONSUMABLE                           Exxon Mobil Corp.                                             44,000      3,417,040
   FUELS - 7.8%                                 Hess Corp.                                                    24,000      1,969,920
                                                Murphy Oil Corp.                                              27,000      1,731,780
                                                Occidental Petroleum Corp.                                    39,000      2,747,550
                                                Valero Energy Corp.                                           42,000      1,272,600
                                                                                                                       ------------
                                                                                                                         11,138,890
                                                                                                                       ------------
PERSONAL PRODUCTS - 1.1%                        The Estee Lauder Cos., Inc. Class A                           32,000      1,597,120
                                                                                                                       ------------
PHARMACEUTICALS - 4.0%                          Eli Lilly & Co.                                               34,000      1,497,020
                                                Johnson & Johnson                                             42,000      2,909,760
                                                Pfizer, Inc.                                                  67,000      1,235,480
                                                                                                                       ------------
                                                                                                                          5,642,260
                                                                                                                       ------------
ROAD & RAIL - 1.4%                              CSX Corp.                                                     37,000      2,019,090
                                                                                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR                  Altera Corp.                                                  84,000      1,737,120
   EQUIPMENT - 13.6%                            Analog Devices, Inc.                                          62,000      1,633,700
                                                Broadcom Corp. Class A (a)                                    90,000      1,676,700
                                                Integrated Device Technology, Inc. (a)                       156,000      1,213,680
                                                Intel Corp.                                                  200,000      3,746,000
                                                Intersil Corp. Class A                                        38,000        630,040
                                                KLA-Tencor Corp.                                              46,000      1,455,900
                                                Linear Technology Corp.                                       54,000      1,655,640
                                                Novellus Systems, Inc. (a)                                    72,000      1,414,080
                                                Silicon Laboratories, Inc. (a)                                13,000        399,100
                                                Texas Instruments, Inc.                                       96,000      2,064,000
                                                Xilinx, Inc.                                                  74,000      1,735,300
                                                                                                                       ------------
                                                                                                                         19,361,260
                                                                                                                       ------------
SOFTWARE - 10.7%                                Adobe Systems, Inc. (a)                                       50,000      1,973,500
                                                CA, Inc.                                                      76,000      1,516,960
                                                Compuware Corp. (a)                                          154,000      1,492,260
                                                Intuit, Inc. (a)                                              54,000      1,706,940
                                                Microsoft Corp.                                               87,000      2,322,030
                                                Oracle Corp. (a)                                             169,000      3,432,390
                                                Symantec Corp. (a)                                            75,000      1,468,500
                                                Synopsys, Inc. (a)                                            71,000      1,416,450
                                                                                                                       ------------
                                                                                                                         15,329,030
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK LARGE CAP GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                                                                                    SHARES         VALUE
---------------------------------------------                                                             ----------   ------------
                                                COMMON STOCKS
SPECIALTY RETAIL - 3.5%                         AutoZone, Inc. (a)                                            13,000   $  1,603,420
                                                Ross Stores, Inc.                                             44,000      1,619,640
                                                TJX Cos., Inc. (b)                                            57,000      1,739,640
                                                                                                                       ------------
                                                                                                                          4,962,700
                                                                                                                       ------------
TEXTILES, APPAREL & LUXURY GOODS - 1.4%         Nike, Inc. Class B                                            12,000        802,800
                                                Polo Ralph Lauren Corp.                                       18,000      1,199,520
                                                                                                                       ------------
                                                                                                                          2,002,320
                                                                                                                       ------------
                                                TOTAL COMMON STOCKS
                                                (COST - $157,231,822) - 100.2%                                          142,982,720
                                                                                                                       ------------

                                                                                                          BENEFICIAL
                                                                                                           INTEREST
                                                                                                             (000)
                                                                                                          ----------
                                                SHORT-TERM SECURITIES
                                                BlackRock Liquidity Series, LLC Money Market Series,
                                                   2.66% (c)(d)(e)                                        $    2,952      2,951,750
                                                                                                                       ------------
                                                TOTAL SHORT-TERM SECURITIES
                                                   (COST - $2,951,750) - 2.0%                                             2,951,750
                                                                                                                       ------------
                                                TOTAL INVESTMENTS
                                                   (COST - $160,183,572*) - 102.2%                                      145,934,470
                                                                                                                       ------------
                                                LIABILITIES IN EXCESS OF
                                                   OTHER ASSETS - (2.2)%                                                 (3,198,642)
                                                                                                                       ------------
                                                NET ASSETS - 100.0%                                                    $142,735,828
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $160,396,450
                                ============
Gross unrealized appreciation   $  7,657,022
Gross unrealized depreciation    (22,119,002)
                                ------------
Net unrealized depreciation     $(14,461,980)
                                ============

(a)  Non-income producing security.

(b)  Security, or a portion of security, is on loan.

(c)  Security was purchased with the cash proceeds from securities loans.

(d)  Represents the current yield as of report date.

(e) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                         NET
                                                      ACTIVITY
AFFILIATE                                               (000)     INCOME
---------                                             --------   --------
BlackRock Liquidity Series, LLC Cash Sweep Series          --     $   232
BlackRock Liquidity Series, LLC Money Market Series    $1,467     $23,716

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK LARGE CAP GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

- Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

     - Level 1 - price quotations in active markets/exchanges for identical securities

     - Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

     - Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

     The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

VALUATION   INVESTMENTS IN
 INPUTS       SECURITIES
---------   --------------
Level 1      $142,982,720
Level 2         2,951,750
Level 3                --
             ------------
TOTAL        $145,934,470
             ============

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK LARGE CAP VALUE V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                                                                                    SHARES         VALUE
---------------------------------------------                                                             ----------   ------------
                                                COMMON STOCKS
AEROSPACE & DEFENSE - 6.2%                      General Dynamics Corp.                                        26,000   $  1,914,120
                                                L-3 Communications Holdings, Inc.                             15,000      1,474,800
                                                Lockheed Martin Corp.                                         12,000      1,316,040
                                                Northrop Grumman Corp.                                        26,000      1,574,040
                                                Raytheon Co.                                                  30,000      1,605,300
                                                                                                                       ------------
                                                                                                                          7,884,300
                                                                                                                       ------------
BIOTECHNOLOGY - 2.2%                            Amgen, Inc. (a)                                               47,000      2,785,690
                                                                                                                       ------------
CAPITAL MARKETS - 0.5%                          Ameriprise Financial, Inc.                                    18,000        687,600
                                                                                                                       ------------
COMMERCIAL BANKS - 0.1%                         Wells Fargo & Co.                                              3,000        112,590
                                                                                                                       ------------
COMMERCIAL SERVICES & SUPPLIES - 1.1%           Waste Management, Inc.                                        47,000      1,480,030
                                                                                                                       ------------
COMPUTERS & PERIPHERALS - 3.5%                  Hewlett-Packard Co.                                           28,000      1,294,720
                                                International Business Machines Corp.                         11,000      1,286,560
                                                Lexmark International, Inc. Class A (a)                        5,000        162,850
                                                QLogic Corp. (a)                                              17,000        261,120
                                                Seagate Technology                                            47,000        569,640
                                                Western Digital Corp. (a)                                     44,000        938,080
                                                                                                                       ------------
                                                                                                                          4,512,970
                                                                                                                       ------------
CONSUMER FINANCE - 1.3%                         Capital One Financial Corp.                                   33,000      1,683,000
                                                                                                                       ------------
DIVERSIFIED FINANCIAL SERVICES - 1.6%           Bank of America Corp.                                         29,000      1,015,000
                                                JPMorgan Chase & Co.                                          21,000        980,700
                                                                                                                       ------------
                                                                                                                          1,995,700
                                                                                                                       ------------
DIVERSIFIED TELECOMMUNICATION                   AT&T Inc.                                                     43,000      1,200,560
   SERVICES - 2.1%                              CenturyTel, Inc.                                              39,000      1,429,350
                                                                                                                       ------------
                                                                                                                          2,629,910
                                                                                                                       ------------
ELECTRONIC EQUIPMENT &                          Agilent Technologies, Inc. (a)                                40,000      1,186,400
   INSTRUMENTS - 1.0%                           Arrow Electronics, Inc. (a)                                    1,000         26,220
                                                Jabil Circuit, Inc.                                            3,000         28,620
                                                                                                                       ------------
                                                                                                                          1,241,240
                                                                                                                       ------------
ENERGY EQUIPMENT & SERVICES - 2.1%              ENSCO International, Inc.                                     23,000      1,325,490
                                                Tidewater, Inc.                                               24,000      1,328,640
                                                                                                                       ------------
                                                                                                                          2,654,130
                                                                                                                       ------------
FOOD & STAPLES RETAILING - 3.8%                 BJ's Wholesale Club, Inc. (a)                                 35,000      1,360,100
                                                The Kroger Co.                                                60,000      1,648,800
                                                Wal-Mart Stores, Inc.                                         32,000      1,916,480
                                                                                                                       ------------
                                                                                                                          4,925,380
                                                                                                                       ------------
FOOD PRODUCTS - 2.7%                            General Mills, Inc.                                           27,000      1,855,440
                                                H.J. Heinz Co.                                                31,000      1,549,070
                                                                                                                       ------------
                                                                                                                          3,404,510
                                                                                                                       ------------
HEALTH CARE PROVIDERS &                         AmerisourceBergen Corp.                                       38,000      1,430,700
   SERVICES - 5.2%                              DaVita, Inc. (a)                                              24,000      1,368,240
                                                McKesson Corp.                                                14,000        753,340
                                                Medco Health Solutions, Inc. (a)                              27,000      1,215,000
                                                WellPoint, Inc. (a)                                           39,000      1,824,030
                                                                                                                       ------------
                                                                                                                          6,591,310
                                                                                                                       ------------
HOTELS, RESTAURANTS & LEISURE - 1.2%            McDonald's Corp.                                              24,000      1,480,800
                                                                                                                       ------------
HOUSEHOLD DURABLES - 0.4%                       Pulte Homes, Inc.                                             38,000        530,860
                                                                                                                       ------------
HOUSEHOLD PRODUCTS - 0.3%                       The Procter & Gamble Co.                                       5,000        348,450
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK LARGE CAP VALUE V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                                                                                    SHARES         VALUE
---------------------------------------------                                                             ----------   ------------
                                                COMMON STOCKS
INDEPENDENT POWER PRODUCERS &
   ENERGY TRADERS - 0.7%                        NRG Energy, Inc. (a)                                          37,000   $    915,750
                                                                                                                       ------------
INDUSTRIAL CONGLOMERATES - 2.3%                 General Electric Co.                                         115,000      2,932,500
                                                                                                                       ------------
INSURANCE - 13.6%                               ACE Ltd.                                                      21,000      1,136,730
                                                The Allstate Corp.                                            41,000      1,890,920
                                                American Financial Group, Inc.                                40,000      1,180,000
                                                Chubb Corp.                                                   33,000      1,811,700
                                                The Hanover Insurance Group, Inc.                             13,000        591,760
                                                Marsh & McLennan Cos., Inc.                                   51,000      1,619,760
                                                MetLife, Inc.                                                 29,000      1,624,000
                                                The Progressive Corp.                                         91,000      1,583,400
                                                Torchmark Corp.                                               23,000      1,375,400
                                                The Travelers Cos., Inc.                                      43,000      1,943,600
                                                UnumProvident Corp.                                           58,000      1,455,800
                                                W.R. Berkley Corp.                                            48,000      1,130,400
                                                                                                                       ------------
                                                                                                                         17,343,470
                                                                                                                       ------------
INTERNET & CATALOG RETAIL - 0.8%                Expedia, Inc. (a)                                             65,000        982,150
                                                                                                                       ------------
MACHINERY - 1.4%                                AGCO Corp. (a)                                                23,000        980,030
                                                SPX Corp.                                                     11,000        847,000
                                                                                                                       ------------
                                                                                                                          1,827,030
                                                                                                                       ------------
MEDIA - 1.8%                                    Walt Disney Co.                                               73,000      2,240,370
                                                                                                                       ------------
METALS & MINING - 1.3%                          Reliance Steel & Aluminum Co.                                 21,000        797,370
                                                United States Steel Corp.                                     11,000        853,710
                                                                                                                       ------------
                                                                                                                          1,651,080
                                                                                                                       ------------
OFFICE ELECTRONICS - 0.4%                       Xerox Corp.                                                   41,000        472,730
                                                                                                                       ------------
OIL, GAS & CONSUMABLE FUELS - 21.7%             Apache Corp.                                                  20,000      2,085,600
                                                Chevron Corp.                                                 61,000      5,031,280
                                                ConocoPhillips                                                53,000      3,882,250
                                                Devon Energy Corp.                                            23,000      2,097,600
                                                Exxon Mobil Corp.                                            113,000      8,775,580
                                                Hess Corp.                                                    12,000        984,960
                                                Marathon Oil Corp.                                            45,000      1,794,150
                                                Noble Energy, Inc.                                            15,000        833,850
                                                Occidental Petroleum Corp.                                    17,000      1,197,650
                                                Valero Energy Corp.                                           31,000        939,300
                                                                                                                       ------------
                                                                                                                         27,622,220
                                                                                                                       ------------
PHARMACEUTICALS - 9.4%                          Eli Lilly & Co.                                               44,000      1,937,320
                                                Johnson & Johnson                                             65,000      4,503,200
                                                Merck & Co., Inc.                                             44,000      1,388,640
                                                Pfizer, Inc.                                                 226,000      4,167,440
                                                                                                                       ------------
                                                                                                                         11,996,600
                                                                                                                       ------------
ROAD & RAIL - 0.9%                              CSX Corp.                                                     21,000      1,145,970
                                                                                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR                  Integrated Device Technology, Inc. (a)                        37,000        287,860
   EQUIPMENT - 4.0%                             Intel Corp.                                                   89,000      1,666,970
                                                Intersil Corp. Class A                                        50,000        829,000
                                                KLA-Tencor Corp.                                              36,000      1,139,400
                                                Novellus Systems, Inc. (a)                                    63,000      1,237,320
                                                                                                                       ------------
                                                                                                                          5,160,550
                                                                                                                       ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK LARGE CAP VALUE V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                                                                                    SHARES         VALUE
---------------------------------------------                                                             ----------   ------------
                                                COMMON STOCKS
SOFTWARE - 3.6%                                 BMC Software, Inc. (a)                                        38,000    $ 1,087,940
                                                CA, Inc.                                                       4,000         79,840
                                                Compuware Corp. (a)                                          131,000      1,269,390
                                                Symantec Corp. (a)                                            88,000      1,723,040
                                                Synopsys, Inc. (a)                                            20,000        399,000
                                                                                                                       ------------
                                                                                                                          4,559,210
                                                                                                                       ------------
SPECIALTY RETAIL - 2.0%                         The Gap, Inc.                                                 76,000      1,351,280
                                                RadioShack Corp.                                              80,000      1,382,400
                                                                                                                       ------------
                                                                                                                          2,733,680
                                                                                                                       ------------
THRIFTS & MORTGAGE FINANCE - 0.9%               Hudson City Bancorp, Inc.                                     16,000        295,200
                                                New York Community Bancorp, Inc.                              49,000        822,710
                                                                                                                       ------------
                                                                                                                          1,117,910
                                                                                                                       ------------
                                                TOTAL INVESTMENTS
                                                (COST - $127,965,843*) - 100.1%                                         127,649,690
                                                LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                             (186,720)
                                                                                                                       ------------
                                                NET ASSETS - 100.0%                                                    $127,462,970
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $128,167,531
                                ============
Gross unrealized appreciation   $ 13,627,710
Gross unrealized depreciation    (14,145,551)
                                ------------
Net unrealized depreciation     $   (517,841)
                                ============

(a)  Non-income producing security.

- Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                         NET
                                                      ACTIVITY
AFFILIATE                                               (000)    INCOME
---------                                             --------   -------
BlackRock Liquidity Series, LLC Cash Sweep Series        --       $7,193
BlackRock Liquidity Series, LLC Money Market Series      --       $1,093

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK LARGE CAP VALUE V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

- Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

          - Level 1 - price quotations in active markets/exchanges for identical securities

          - Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

          - Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

VALUATION   INVESTMENTS IN
 INPUTS       SECURITIES
---------   --------------
Level 1      $127,649,690
Level 2                --
Level 3                --
             ------------
TOTAL        $127,649,690
             ============

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK MONEY MARKET V.I. FUND

SCHEDULE OF INVESTMENT SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                               PAR
ISSUE                                                                                                         (000)        VALUE
---------------------------------------------                                                              ----------  -------------
CERTIFICATES OF DEPOSIT - 13.4%
HSBC Bank USA, 2.50%, 11/06/08                                                                             $    5,000  $  5,000,000
State Street Bank & Trust Co., 2.65%, 12/03/08                                                                 10,000    10,000,000
U.S. Bank, NA, 2.48%, 10/06/08                                                                                  8,500     8,500,000
U.S. Bank, NA, 2.77%, 10/27/08                                                                                  5,000     5,000,000
Wachovia Bank, NA, 3.191%, 5/01/09 (a)                                                                          1,800     1,800,000
Wells Fargo Bank NA, 2.65%, 12/19/08                                                                            8,000     8,000,000
                                                                                                                       ------------
TOTAL CERTIFICATES OF DEPOSIT                                                                                            38,300,000
                                                                                                                       ------------
COMMERCIAL PAPER (B) - 69.2%
Amstel Funding Corp., 2.75%, 10/10/08                                                                           7,000     6,995,187
Amstel Funding Corp., 3.02%, 12/09/08                                                                           3,000     2,982,635
Atlantis One Funding Corp., 2.76%, 10/23/08                                                                       700       698,819
Atlantis One Funding Corp., 2.74%, 11/21/08                                                                     6,000     5,976,710
Bank of America Corp., 2.925%, 11/25/08                                                                         2,500     2,488,828
Bank of America Corp., 2.72%, 12/05/08                                                                          3,000     2,985,267
Bank of America Corp., 2.955%, 12/31/08                                                                         5,000     4,962,652
CAFCO, LLC, 2.76%, 10/15/08                                                                                     3,000     2,996,780
CAFCO, LLC, 2.80%, 11/03/08                                                                                     4,500     4,488,450
CRC Funding, LLC, 2.75%, 11/07/08                                                                               1,000       997,174
Cancara Asset Securitization LLC, 4%, 10/01/08                                                                  8,000     8,000,000
Ciesco, LLC, 2.75%, 10/10/08                                                                                    2,000     1,998,625
Ciesco, LLC, 4.10%, 10/20/08                                                                                    9,000     8,980,525
Ciesco, LLC, 2.78%, 11/03/08                                                                                    2,000     1,994,903
Citigroup Funding Inc., 2.90%, 10/27/08                                                                         9,000     8,981,150
Clipper Receivables Co. LLC, 2.87%, 10/23/08                                                                   13,000    12,977,199
Falcon Asset Securitization Co. LLC, 5.50%, 10/01/08                                                            4,000     4,000,000
General Electric Capital Services, 2.60%, 10/14/08                                                              6,000     5,994,367
General Electric Capital Services, 2.63%, 10/20/08                                                              5,000     4,993,060
ING America Insurance Holdings, Inc., 3.50%, 10/06/08                                                          10,000     9,995,139
JPMorgan Chase & Co., 2.45%, 10/01/08                                                                          10,000    10,000,000
JPMorgan Chase & Co., 2.50%, 10/14/08                                                                           2,000     1,998,194
JPMorgan Chase & Co., 2.75%, 12/10/08                                                                           1,400     1,392,514
JPMorgan Chase & Co., 2.91%, 1/06/09                                                                              500       496,079
Liberty Street Funding LLC, 2.83%, 12/08/08                                                                     4,000     3,978,618
MetLife Funding, Inc., 2.70%, 11/03/08                                                                          7,000     6,982,675
New York Life Capital Corp., 2.25%, 10/21/08                                                                   11,000    10,986,250
Nieuw Amsterdam Receivables Corp., 2.80%, 10/27/08                                                              1,500     1,496,967
Park Avenue Receivables Co. LLC, 5.50%, 10/01/08                                                               12,000    12,000,000
Picaros Funding LLC, 2.55%, 10/07/08                                                                            2,000     1,999,150
Prudential Funding LLC, 2.45%, 10/07/08                                                                        10,000     9,995,917
Prudential Funding LLC, 2.40%, 10/16/08                                                                         3,000     2,997,000
Solitaire Funding LLC, 2.75%, 11/10/08                                                                          4,000     3,987,778
State Street Corp., 2.63%, 12/09/08                                                                             3,000     2,984,877
Ticonderoga Funding LLC, 2.70%, 10/02/08                                                                        2,500     2,499,812
Ticonderoga Funding LLC, 2.75%, 10/20/08                                                                        6,000     5,991,292
Windmill Funding Corp., 2.78% - 2.79%, 10/20/08                                                                 8,000     7,988,246
Yorktown Capital, LLC, 2.73%, 10/20/08                                                                          5,469     5,461,120

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK MONEY MARKET V.I. FUND

SCHEDULE OF INVESTMENT SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                               PAR
ISSUE                                                                                                         (000)        VALUE
---------------------------------------------                                                              ----------  -------------
Yorktown Capital, LLC, 2.75%, 11/18/08                                                                     $    1,000  $    996,333
                                                                                                                       ------------
TOTAL COMMERCIAL PAPER                                                                                                  197,720,292
                                                                                                                       ------------
FUNDING AGREEMENTS - 2.6%
Metropolitan Life Insurance Co., 2.686%, 4/01/09 (a)(c)                                                         5,000     5,000,000
New York Life Insurance Co., 2.998%, 4/13/09 (a)(c)                                                             2,395     2,395,000
                                                                                                                       ------------
TOTAL FUNDING AGREEMENTS                                                                                                  7,395,000
                                                                                                                       ------------
CORPORATE NOTES - 0.7%
ING USA Global Funding Trust VI, 3.514%, 6/19/09 (a)                                                              625       625,000
MetLife Global Funding, Inc., 2.537%, 10/06/08 (a)(d)                                                           1,500     1,500,000
                                                                                                                       ------------
TOTAL CORPORATE NOTES                                                                                                     2,125,000
                                                                                                                       ------------
U.S. GOVERNMENT AGENCY & INSTRUMENTALITY OBLIGATIONS - 9.7%
Fannie Mae Discount Notes, 2.48%, 12/24/08 (b)                                                                  3,000     2,982,640
Federal Home Loan Bank Discount Notes, 2.78%, 1/06/09 (b)                                                       5,500     5,458,802
Federal Home Loan Bank Variable Rate Notes, 3.024%, 3/20/09 (a)                                                 1,615     1,615,702
Federal Home Loan Bank Variable Rate Notes, 2.413%, 8/13/09 (a)                                                 1,700     1,700,000
Federal Home Loan Bank Variable Rate Notes, 2.393%, 8/14/09 (a)                                                 2,500     2,499,783
Freddie Mac Discount Notes, 2.57%, 12/29/08 (b)                                                                 4,000     3,974,586
Freddie Mac Discount Notes, 2.13%, 12/30/08 (b)                                                                 3,000     2,984,025
Freddie Mac Variable Rate Notes, 3.076%, 9/25/09 (a)                                                            3,995     3,993,845
Freddie Mac Variable Rate Notes, 3.639%, 9/28/09 (a)                                                            2,415     2,414,406
                                                                                                                       ------------
TOTAL U.S. GOVERNMENT AGENCY & INSTRUMENTALITY OBLIGATIONS                                                               27,623,789
                                                                                                                       ------------

ISSUE
---------------------------------------------
REPURCHASE AGREEMENTS - 4.5%
Barclays Capital, Inc., purchased on 9/30/08 to yield 2.25% to 10/01/08, repurchase price
   $10,062,500, collateralized by Ginnie Mae, 9/15/38                                                          10,000    10,000,000
Deutsche Bank Securities Inc., purchased on 9/30/08 to yield 2% to 10/01/08, repurchase price
   $2,878,906 collateralized by Freddie Mac Discount Note, 10/31/08  and Fannie Mae, 3.625%, 2/12/13            2,863     2,863,000
                                                                                                                       ------------
TOTAL REPURCHASE AGREEMENTS                                                                                              12,863,000
                                                                                                                       ------------
TOTAL INVESTMENTS (COST - $286,027,081*) - 100.1%                                                                       286,027,081
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                                                                             (392,596)
                                                                                                                       ------------
NET ASSETS - 100.0%                                                                                                    $285,634,485
                                                                                                                       ============

*    Cost for federal income tax purposes.

(a) Variable rate security. Rate is as of report date. Maturity shown is the final maturity date.

(b)  The interest rates shown reflect the discount rates at time of purchase.

(c) Restricted securities as to resale, representing 2.6% of net assets, were as follows:

                                   ACQUISITION
ISSUE                                 DATES         COST         VALUE
-----                              -----------   ----------   ----------
Metropolitan Life Insurance Co.,
   2.686%, 4/01/09                  4/01/2008    $5,000,000   $5,000,000
New York Life Insurance Co.,
   2.998%, 4/13/09                  4/11/2008     2,395,000    2,395,000
                                                 ----------   ----------
TOTAL                                            $7,395,000   $7,395,000
                                                 ==========   ==========

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK MONEY MARKET V.I. FUND

SCHEDULE OF INVESTMENT SEPTEMBER 30, 2008 (UNAUDITED)

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

- Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

     - Level 1 - price quotations in active markets/exchanges for identical securities

     - Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

     - Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

     The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

VALUATION   INVESTMENTS IN
  INPUTS      SECURITIES
---------   --------------
Level 1                --
Level 2      $286,027,081
Level 3                --
             ------------
TOTAL        $286,027,081
             ============

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                                                                                     SHARES         VALUE
---------------------------------------------                                                              ----------   ------------
                                                COMMON STOCKS
AEROSPACE & DEFENSE - 2.6%                      Boeing Co.                                                     13,828   $    793,036
                                                General Dynamics Corp.                                          7,428        546,849
                                                Goodrich Corp.                                                  2,363         98,301
                                                Honeywell International, Inc.                                  13,963        580,163
                                                L-3 Communications Holdings, Inc.                               2,229        219,155
                                                Lockheed Martin Corp.                                           6,233        683,573
                                                Northrop Grumman Corp.                                          6,340        383,824
                                                Precision Castparts Corp.                                       2,600        204,828
                                                Raytheon Co.                                                    7,746        414,488
                                                Rockwell Collins, Inc.                                          2,983        143,452
                                                United Technologies Corp.                                      18,064      1,084,924
                                                                                                                        ------------
                                                                                                                           5,152,593
                                                                                                                        ------------
AIR FREIGHT & LOGISTICS - 1.0%                  C.H. Robinson Worldwide, Inc.                                   3,200        163,072
                                                Expeditors International Washington, Inc.                       4,000        139,360
                                                FedEx Corp.                                                     5,855        462,779
                                                United Parcel Service, Inc. Class B (a)                        18,900      1,188,621
                                                                                                                        ------------
                                                                                                                           1,953,832
                                                                                                                        ------------
AIRLINES - 0.1%                                 Southwest Airlines Co.                                         13,675        198,424
                                                                                                                        ------------
AUTO COMPONENTS - 0.2%                          The Goodyear Tire & Rubber Co. (b)                              4,534         69,416
                                                Johnson Controls, Inc.                                         11,138        337,816
                                                                                                                        ------------
                                                                                                                             407,232
                                                                                                                        ------------
AUTOMOBILES - 0.2%                              Ford Motor Co. (b)                                             42,162        219,242
                                                General Motors Corp. (a)                                       10,483         99,064
                                                Harley-Davidson, Inc.                                           4,352        162,330
                                                                                                                        ------------
                                                                                                                             480,636
                                                                                                                        ------------
BEVERAGES - 2.7%                                Anheuser-Busch Cos., Inc.                                      13,631        884,379
                                                Brown-Forman Corp. Class B                                      1,418        101,827
                                                The Coca-Cola Co.                                              37,196      1,966,924
                                                Coca-Cola Enterprises, Inc.                                     5,637         94,532
                                                Constellation Brands, Inc. Class A (b)                          3,600         77,256
                                                Molson Coors Brewing Co. Class B                                2,782        130,059
                                                Pepsi Bottling Group, Inc.                                      2,504         73,042
                                                PepsiCo, Inc.                                                  29,239      2,083,864
                                                                                                                        ------------
                                                                                                                           5,411,883
                                                                                                                        ------------
BIOTECHNOLOGY - 1.6%                            Amgen, Inc. (b)                                                19,823      1,174,909
                                                Biogen Idec, Inc. (b)                                           5,426        272,874
                                                Celgene Corp. (b)                                               8,500        537,880
                                                Genzyme Corp. (b)                                               5,000        404,450
                                                Gilead Sciences, Inc. (b)                                      17,200        783,976
                                                                                                                        ------------
                                                                                                                           3,174,089
                                                                                                                        ------------
BUILDING PRODUCTS - 0.1%                        Masco Corp.                                                     6,751        121,113
                                                                                                                        ------------
CAPITAL MARKETS - 2.7%                          American Capital Ltd.                                           3,900         99,489
                                                Ameriprise Financial, Inc.                                      4,095        156,429
                                                The Bank of New York Mellon Corp.                              21,467        699,395
                                                The Charles Schwab Corp.                                       17,465        454,090
                                                E*Trade Financial Corp. (b)                                     8,600         24,080

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                                                                                     SHARES         VALUE
---------------------------------------------                                                              ----------   ------------
                                                COMMON STOCKS
                                                Federated Investors, Inc. Class B                               1,600   $     46,160
                                                Franklin Resources, Inc.                                        2,822        248,703
                                                The Goldman Sachs Group, Inc.                                   8,120      1,039,360
                                                Invesco Ltd. (c)                                                7,200        151,056
                                                Janus Capital Group, Inc.                                       2,811         68,251
                                                Legg Mason, Inc.                                                2,700        102,762
                                                Merrill Lynch & Co., Inc. (d)                                  28,679        725,579
                                                Morgan Stanley                                                 20,763        477,549
                                                Northern Trust Corp.                                            4,101        296,092
                                                State Street Corp.                                              8,093        460,330
                                                T. Rowe Price Group, Inc.                                       4,886        262,427
                                                                                                                        ------------
                                                                                                                           5,311,752
                                                                                                                        ------------
CHEMICALS - 2.0%                                Air Products & Chemicals, Inc.                                  3,989        273,207
                                                Ashland, Inc.                                                   1,091         31,901
                                                CF Industries Holdings, Inc.                                    1,100        100,606
                                                The Dow Chemical Co.                                           17,336        550,938
                                                E.I. du Pont de Nemours & Co.                                  16,896        680,909
                                                Eastman Chemical Co.                                            1,458         80,277
                                                Ecolab, Inc.                                                    3,276        158,952
                                                Hercules, Inc.                                                  2,276         45,042
                                                International Flavors & Fragrances, Inc.                        1,499         59,151
                                                Monsanto Co.                                                   10,234      1,012,961
                                                PPG Industries, Inc.                                            3,043        177,468
                                                Praxair, Inc.                                                   5,854        419,966
                                                Rohm & Haas Co.                                                 2,388        167,160
                                                Sigma-Aldrich Corp.                                             2,334        122,348
                                                                                                                        ------------
                                                                                                                           3,880,886
                                                                                                                        ------------
COMMERCIAL BANKS - 2.9%                         BB&T Corp. (a)                                                 10,296        389,189
                                                Comerica, Inc.                                                  2,826         92,665
                                                Fifth Third Bancorp                                            10,719        127,556
                                                First Horizon National Corp.                                    3,617         33,859
                                                Huntington Bancshares, Inc.                                     6,705         53,573
                                                KeyCorp                                                         9,103        108,690
                                                M&T Bank Corp.                                                  1,400        124,950
                                                Marshall & Ilsley Corp.                                         4,900         98,735
                                                National City Corp. (a)                                        14,125         24,719
                                                The PNC Financial Services Group, Inc. (d)                      6,464        482,861
                                                Regions Financial Corp.                                        12,893        123,773
                                                SunTrust Banks, Inc.                                            6,596        296,754
                                                U.S. Bancorp                                                   32,604      1,174,396
                                                Wachovia Corp.                                                 41,284        144,494
                                                Wells Fargo & Co.                                              61,906      2,323,332
                                                Zions Bancorporation                                            2,124         82,199
                                                                                                                        ------------
                                                                                                                           5,681,745
                                                                                                                        ------------
COMMERCIAL SERVICES & SUPPLIES - 0.4%           Allied Waste Industries, Inc. (b)                               6,594         73,259
                                                Avery Dennison Corp.                                            1,967         87,492
                                                Cintas Corp.                                                    2,436         69,938

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                                                                                     SHARES         VALUE
---------------------------------------------                                                              ----------   ------------
                                                COMMON STOCKS
                                                Pitney Bowes, Inc.                                              3,915   $    130,213
                                                R.R. Donnelley & Sons Co.                                       3,944         96,746
                                                Waste Management, Inc.                                          9,210        290,023
                                                                                                                        ------------
                                                                                                                             747,671
                                                                                                                        ------------
COMMUNICATIONS EQUIPMENT - 2.5%                 Ciena Corp. (b)                                                 1,614         16,269
                                                Cisco Systems, Inc. (b)                                       110,415      2,490,962
                                                Corning, Inc.                                                  29,458        460,723
                                                Harris Corp.                                                    2,400        110,880
                                                JDS Uniphase Corp. (b)                                          3,934         33,282
                                                Juniper Networks, Inc. (b)                                     10,200        214,914
                                                Motorola, Inc.                                                 42,236        301,565
                                                QUALCOMM, Inc.                                                 30,668      1,317,804
                                                Tellabs, Inc. (b)                                               7,333         29,772
                                                                                                                        ------------
                                                                                                                           4,976,171
                                                                                                                        ------------
COMPUTERS & PERIPHERALS - 4.3%                  Apple, Inc. (b)                                                16,590      1,885,619
                                                Dell, Inc. (b)                                                 32,576        536,852
                                                EMC Corp. (b)                                                  38,704        462,900
                                                Hewlett-Packard Co.                                            45,743      2,115,156
                                                International Business Machines Corp.                          25,334      2,963,065
                                                Lexmark International, Inc. Class A (b)                         1,607         52,340
                                                NetApp, Inc. (b)                                                6,165        112,388
                                                QLogic Corp. (b)                                                2,486         38,185
                                                SanDisk Corp. (b)                                               4,300         84,065
                                                Sun Microsystems, Inc. (b)                                     13,978        106,233
                                                Teradata Corp. (b)                                              3,300         64,350
                                                                                                                        ------------
                                                                                                                           8,421,153
                                                                                                                        ------------
CONSTRUCTION & ENGINEERING - 0.2%               Fluor Corp.                                                     3,348        186,484
                                                Jacobs Engineering Group, Inc. (b)                              2,300        124,913
                                                                                                                        ------------
                                                                                                                             311,397
                                                                                                                        ------------
CONSTRUCTION MATERIALS - 0.1%                   Vulcan Materials Co. (a)                                        2,050        152,725
                                                                                                                        ------------
CONSUMER FINANCE - 0.7%                         American Express Co.                                           21,678        768,051
                                                Capital One Financial Corp.                                     7,032        358,632
                                                Discover Financial Services, Inc.                               8,981        124,117
                                                SLM Corp. (b)                                                   8,623        106,408
                                                                                                                        ------------
                                                                                                                           1,357,208
                                                                                                                        ------------
CONTAINERS & PACKAGING - 0.1%                   Ball Corp.                                                      1,836         72,504
                                                Bemis Co.                                                       1,856         48,646
                                                Pactiv Corp. (b)                                                2,467         61,256
                                                Sealed Air Corp.                                                2,920         64,211
                                                                                                                        ------------
                                                                                                                             246,617
                                                                                                                        ------------
DISTRIBUTORS - 0.1%                             Genuine Parts Co.                                               3,038        122,158
                                                                                                                        ------------
DIVERSIFIED CONSUMER SERVICES - 0.1%            Apollo Group, Inc. Class A (b)                                  2,000        118,600
                                                H&R Block, Inc.                                                 6,162        140,186
                                                                                                                        ------------
                                                                                                                             258,786
                                                                                                                        ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                                                                                     SHARES         VALUE
---------------------------------------------                                                              ----------   ------------
                                                COMMON STOCKS
DIVERSIFIED FINANCIAL SERVICES - 4.8%           Bank of America Corp.                                          85,493   $  2,992,255
                                                CIT Group, Inc.                                                 5,260         36,610
                                                CME Group, Inc.                                                 1,254        465,874
                                                Citigroup, Inc.                                               101,851      2,088,964
                                                IntercontinentalExchange, Inc. (b)                              1,400        112,952
                                                JPMorgan Chase & Co.                                           68,901      3,217,677
                                                Leucadia National Corp.                                         3,300        149,952
                                                Moody's Corp.                                                   3,704        125,936
                                                NYSE Euronext                                                   5,000        195,900
                                                                                                                        ------------
                                                                                                                           9,386,120
                                                                                                                        ------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.6%   AT&T Inc.                                                     110,202      3,076,840
                                                CenturyTel, Inc.                                                1,902         69,708
                                                Embarq Corp.                                                    2,684        108,836
                                                Frontier Communications Corp.                                   5,903         67,885
                                                Qwest Communications International Inc.                        27,696         89,458
                                                Verizon Communications, Inc.                                   53,218      1,707,766
                                                Windstream Corp.                                                8,102         88,636
                                                                                                                        ------------
                                                                                                                           5,209,129
                                                                                                                        ------------
ELECTRIC UTILITIES - 2.1%                       Allegheny Energy, Inc.                                          3,122        114,796
                                                American Electric Power Co., Inc.                               7,518        278,391
                                                Duke Energy Corp.                                              23,631        411,888
                                                Edison International                                            6,096        243,230
                                                Entergy Corp.                                                   3,572        317,944
                                                Exelon Corp.                                                   12,278        768,848
                                                FPL Group, Inc.                                                 7,614        382,984
                                                FirstEnergy Corp.                                               5,688        381,039
                                                PPL Corp.                                                       6,958        257,585
                                                Pepco Holdings, Inc.                                            3,800         87,058
                                                Pinnacle West Capital Corp.                                     1,924         66,205
                                                Progress Energy, Inc.                                           4,929        212,588
                                                The Southern Co.                                               14,418        543,414
                                                                                                                        ------------
                                                                                                                           4,065,970
                                                                                                                        ------------
ELECTRICAL EQUIPMENT - 0.4%                     Cooper Industries Ltd. Class A                                  3,230        129,038
                                                Emerson Electric Co.                                           14,550        593,495
                                                Rockwell Automation, Inc.                                       2,683        100,183
                                                                                                                        ------------
                                                                                                                             822,716
                                                                                                                        ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%       Agilent Technologies, Inc. (b)                                  6,662        197,595
                                                Amphenol Corp. Class A                                          3,300        132,462
                                                Jabil Circuit, Inc.                                             3,815         36,395
                                                Molex, Inc.                                                     2,663         59,784
                                                Tyco Electronics Ltd.                                           8,790        243,131
                                                                                                                        ------------
                                                                                                                             669,367
                                                                                                                        ------------
ENERGY EQUIPMENT & SERVICES - 2.6%              BJ Services Co.                                                 5,500        105,215
                                                Baker Hughes, Inc.                                              5,808        351,616
                                                Cameron International Corp. (b)                                 4,100        158,014
                                                ENSCO International, Inc.                                       2,700        155,601

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                                                                                     SHARES         VALUE
---------------------------------------------                                                              ----------   ------------
                                                COMMON STOCKS
                                                Halliburton Co.                                                16,404   $    531,326
                                                Nabors Industries Ltd. (b)                                      5,192        129,385
                                                National Oilwell Varco, Inc. (b)                                7,802        391,894
                                                Noble Corp.                                                     4,974        218,359
                                                Rowan Cos., Inc.                                                2,135         65,224
                                                Schlumberger Ltd.                                              22,390      1,748,435
                                                Smith International, Inc.                                       4,000        234,560
                                                Transocean, Inc.                                                5,982        657,063
                                                Weatherford International Ltd. (b)                             12,700        319,278
                                                                                                                        ------------
                                                                                                                           5,065,970
                                                                                                                        ------------
FOOD & STAPLES RETAILING - 2.8%                 CVS Caremark Corp.                                             26,866        904,310
                                                Costco Wholesale Corp.                                          8,105        526,258
                                                The Kroger Co.                                                 12,226        335,970
                                                SUPERVALU, Inc.                                                 3,938         85,455
                                                SYSCO Corp.                                                    11,271        347,485
                                                Safeway, Inc.                                                   8,147        193,247
                                                Wal-Mart Stores, Inc.                                          41,916      2,510,349
                                                Walgreen Co.                                                   18,544        574,122
                                                Whole Foods Market, Inc.                                        2,600         52,078
                                                                                                                        ------------
                                                                                                                           5,529,274
                                                                                                                        ------------
FOOD PRODUCTS - 1.7%                            Archer-Daniels-Midland Co.                                     12,082        264,717
                                                Campbell Soup Co.                                               3,993        154,130
                                                ConAgra Foods, Inc.                                             8,432        164,087
                                                Dean Foods Co. (b)                                              2,800         65,408
                                                General Mills, Inc.                                             6,308        433,486
                                                H.J. Heinz Co.                                                  5,849        292,275
                                                The Hershey Co.                                                 3,148        124,472
                                                Kellogg Co.                                                     4,689        263,053
                                                Kraft Foods, Inc.                                              28,371        929,150
                                                McCormick & Co., Inc.                                           2,400         92,280
                                                Sara Lee Corp.                                                 13,217        166,931
                                                Tyson Foods, Inc. Class A                                       5,300         63,282
                                                Wm. Wrigley Jr. Co.                                             4,170        331,098
                                                                                                                        ------------
                                                                                                                           3,344,369
                                                                                                                        ------------
GAS UTILITIES - 0.1%                            Nicor, Inc.                                                       729         32,331
                                                Questar Corp.                                                   3,200        130,944
                                                                                                                        ------------
                                                                                                                             163,275
                                                                                                                        ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.3%         Baxter International, Inc.                                     11,758        771,678
                                                Becton Dickinson & Co.                                          4,588        368,233
                                                Boston Scientific Corp. (b)                                    28,025        343,867
                                                C.R. Bard, Inc.                                                 1,854        175,889
                                                Covidien Ltd.                                                   9,390        504,806
                                                Hospira, Inc. (b)                                               2,952        112,766
                                                Intuitive Surgical, Inc. (b)                                      725        174,711
                                                Medtronic, Inc.                                                21,062      1,055,206
                                                St. Jude Medical, Inc. (b)                                      6,388        277,814

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                                                                                     SHARES         VALUE
---------------------------------------------                                                              ----------   ------------
                                                COMMON STOCKS
                                                Stryker Corp.                                                   4,596   $    286,331
                                                Varian Medical Systems, Inc. (b)                                2,300        131,399
                                                Zimmer Holdings, Inc. (b)                                       4,216        272,185
                                                                                                                        ------------
                                                                                                                           4,474,885
                                                                                                                        ------------
HEALTH CARE PROVIDERS & SERVICES - 1.9%         Aetna, Inc. (e)                                                 8,772        316,757
                                                AmerisourceBergen Corp.                                         2,970        111,820
                                                Cardinal Health, Inc.                                           6,737        331,999
                                                Cigna Corp.                                                     5,189        176,322
                                                Coventry Health Care, Inc. (b)                                  2,750         89,513
                                                DaVita, Inc. (b)                                                2,000        114,020
                                                Express Scripts, Inc. (b)                                       4,600        339,572
                                                Humana, Inc. (b)                                                3,157        130,068
                                                Laboratory Corp. of America Holdings (b)                        2,100        145,950
                                                McKesson Corp.                                                  5,207        280,189
                                                Medco Health Solutions, Inc. (b)                                9,466        425,970
                                                Patterson Cos., Inc. (b)                                        1,700         51,697
                                                Quest Diagnostics, Inc.                                         3,000        155,010
                                                Tenet Healthcare Corp. (b)                                      7,612         42,247
                                                UnitedHealth Group, Inc.                                       22,758        577,826
                                                WellPoint, Inc. (b)                                             9,604        449,179
                                                                                                                        ------------
                                                                                                                           3,738,139
                                                                                                                        ------------
HEALTH CARE TECHNOLOGY - 0.0%                   IMS Health, Inc.                                                3,414         64,559
                                                                                                                        ------------

HOTELS, RESTAURANTS & LEISURE - 1.3%            Carnival Corp.                                                  8,173        288,916
                                                Darden Restaurants, Inc.                                        2,661         76,184
                                                International Game Technology                                   5,808         99,781
                                                Marriott International, Inc. Class A                            5,566        145,217
                                                McDonald's Corp.                                               21,072      1,300,142
                                                Starbucks Corp. (b)                                            13,644        202,886
                                                Starwood Hotels & Resorts Worldwide, Inc.                       3,509         98,743
                                                Wyndham Worldwide Corp.                                         3,365         52,864
                                                Yum! Brands, Inc.                                               8,784        286,446
                                                                                                                        ------------
                                                                                                                           2,551,179
                                                                                                                        ------------
HOUSEHOLD DURABLES - 0.4%                       Black & Decker Corp.                                            1,085         65,914
                                                Centex Corp.                                                    2,272         36,806
                                                D.R. Horton, Inc.                                               5,200         67,704
                                                Fortune Brands, Inc.                                            2,799        160,551
                                                Harman International Industries, Inc.                           1,100         37,477
                                                KB Home                                                         1,378         27,119
                                                Leggett & Platt, Inc.                                           3,055         66,568
                                                Lennar Corp. Class A                                            2,550         38,735
                                                Newell Rubbermaid, Inc.                                         5,185         89,493
                                                Pulte Homes, Inc.                                               3,984         55,656
                                                Snap-On, Inc.                                                   1,041         54,819
                                                The Stanley Works                                               1,441         60,147
                                                Whirlpool Corp.                                                 1,413        112,037
                                                                                                                        ------------
                                                                                                                             873,026
                                                                                                                        ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                                                                                     SHARES         VALUE
---------------------------------------------                                                              ----------   ------------
                                                COMMON STOCKS
HOUSEHOLD PRODUCTS - 2.7%                       Clorox Co.                                                      2,568   $    160,988
                                                Colgate-Palmolive Co.                                           9,485        714,695
                                                Kimberly-Clark Corp.                                            7,721        500,630
                                                The Procter & Gamble Co.                                       56,784      3,957,277
                                                                                                                        ------------
                                                                                                                           5,333,590
                                                                                                                        ------------
IT SERVICES - 0.9%                              Affiliated Computer Services, Inc. Class A (b)                  1,800         91,134
                                                Automatic Data Processing, Inc.                                 9,555        408,476
                                                Cognizant Technology Solutions Corp. (b)                        5,500        125,565
                                                Computer Sciences Corp. (b)                                     2,808        112,854
                                                Convergys Corp. (b)                                             2,234         33,019
                                                Fidelity National Information Services, Inc.                    3,300         60,918
                                                Fiserv, Inc. (b)                                                3,055        144,563
                                                MasterCard, Inc. Class A                                        1,352        239,750
                                                Paychex, Inc.                                                   5,960        196,859
                                                Total System Services, Inc.                                     3,700         60,680
                                                Unisys Corp. (b)                                                6,669         18,340
                                                The Western Union Co.                                          13,608        335,709
                                                                                                                        ------------
                                                                                                                           1,827,867
                                                                                                                        ------------
INDEPENDENT POWER PRODUCERS                     The AES Corp. (b)                                              12,622        147,551
   & ENERGY TRADERS - 0.1%                      Constellation Energy Group, Inc.                                3,452         83,884
                                                Dynegy, Inc. Class A (b)                                        9,334         33,416
                                                                                                                        ------------
                                                                                                                             264,851
                                                                                                                        ------------
INDUSTRIAL CONGLOMERATES - 3.1%                 3M Co.                                                         13,046        891,172
                                                General Electric Co.                                          185,965      4,742,108
                                                Textron, Inc.                                                   4,660        136,445
                                                Tyco International Ltd.                                         8,890        311,328
                                                                                                                        ------------
                                                                                                                           6,081,053
                                                                                                                        ------------
INSURANCE - 2.9%                                AON Corp.                                                       5,175        232,668
                                                Aflac, Inc.                                                     8,942        525,342
                                                The Allstate Corp.                                             10,145        467,887
                                                American International Group, Inc. (e)                         50,207        167,189
                                                Assurant, Inc.                                                  2,100        115,500
                                                Chubb Corp.                                                     6,696        367,610
                                                Cincinnati Financial Corp.                                      3,066         87,197
                                                Genworth Financial, Inc. Class A                                8,000         68,880
                                                Hartford Financial Services Group, Inc.                         5,677        232,700
                                                Lincoln National Corp.                                          4,852        207,714
                                                Loews Corp.                                                     6,728        265,689
                                                MBIA, Inc.                                                      3,588         42,697
                                                Marsh & McLennan Cos., Inc.                                     9,560        303,626
                                                MetLife, Inc.                                                  12,853        719,768
                                                Principal Financial Group, Inc.                                 4,800        208,752
                                                The Progressive Corp.                                          12,600        219,240
                                                Prudential Financial, Inc.                                      8,000        576,000
                                                Torchmark Corp.                                                 1,597         95,501

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                                                                                     SHARES         VALUE
---------------------------------------------                                                              ----------   ------------
                                                COMMON STOCKS
                                                The Travelers Cos., Inc.                                       11,037   $    498,872
                                                UnumProvident Corp.                                             6,489        162,874
                                                XL Capital Ltd. Class A                                         5,855        105,039
                                                                                                                        ------------
                                                                                                                           5,670,745
                                                                                                                        ------------
INTERNET & CATALOG RETAIL - 0.3%                Amazon.com, Inc. (b)                                            6,000        436,560
                                                Expedia, Inc. (b)                                               3,900         58,929
                                                                                                                        ------------
                                                                                                                             495,489
                                                                                                                        ------------
INTERNET SOFTWARE & SERVICES - 1.4%             Akamai Technologies, Inc. (b)                                   3,200         55,808
                                                eBay, Inc. (b)                                                 20,400        456,552
                                                Google, Inc. Class A (b)                                        4,470      1,790,324
                                                VeriSign, Inc. (b)                                              3,600         93,888
                                                Yahoo! Inc. (b)                                                25,960        449,108
                                                                                                                        ------------
                                                                                                                           2,845,680
                                                                                                                        ------------
LEISURE EQUIPMENT & PRODUCTS - 0.1%             Eastman Kodak Co.                                               5,411         83,221
                                                Hasbro, Inc.                                                    2,345         81,418
                                                Mattel, Inc.                                                    6,780        122,311
                                                                                                                        ------------
                                                                                                                             286,950
                                                                                                                        ------------
LIFE SCIENCES TOOLS & SERVICES - 0.4%           Applied Biosystems, Inc.                                        3,452        118,231
                                                Millipore Corp. (b)                                             1,031         70,933
                                                PerkinElmer, Inc.                                               2,209         55,159
                                                Thermo Fisher Scientific, Inc. (b)                              7,836        430,980
                                                Waters Corp. (b)                                                1,900        110,542
                                                                                                                        ------------
                                                                                                                             785,845
                                                                                                                        ------------
MACHINERY - 1.6%                                Caterpillar, Inc.                                              11,384        678,486
                                                Cummins, Inc.                                                   3,780        165,262
                                                Danaher Corp.                                                   4,766        330,760
                                                Deere & Co.                                                     7,976        394,812
                                                Dover Corp.                                                     3,534        143,304
                                                Eaton Corp.                                                     3,068        172,360
                                                ITT Corp.                                                       3,356        186,627
                                                Illinois Tool Works, Inc.                                       7,432        330,352
                                                Ingersoll-Rand Co. Class A                                      5,986        186,584
                                                Manitowoc Co.                                                   2,400         37,320
                                                PACCAR, Inc.                                                    6,803        259,807
                                                Pall Corp.                                                      2,210         76,002
                                                Parker Hannifin Corp.                                           3,102        164,406
                                                Terex Corp. (b)                                                 1,800         54,936
                                                                                                                        ------------
                                                                                                                           3,181,018
                                                                                                                        ------------
MEDIA - 2.6%                                    CBS Corp. Class B                                              12,703        185,210
                                                Comcast Corp. Class A                                          54,552      1,070,856
                                                The DIRECTV Group, Inc. (b)                                    10,800        282,636
                                                Gannett Co., Inc.                                               4,247         71,817
                                                Interpublic Group of Cos., Inc. (b)                             8,792         68,138
                                                The McGraw-Hill Cos., Inc.                                      5,904        186,625
                                                Meredith Corp.                                                    632         17,721
                                                The New York Times Co. Class A (a)                              2,177         31,109

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                                                                                     SHARES         VALUE
---------------------------------------------                                                              ----------   ------------
                                                COMMON STOCKS
                                                News Corp. Class A                                             42,900   $    514,371
                                                Omnicom Group Inc.                                              5,934        228,815
                                                Scripps Networks Interactive                                    1,700         61,727
                                                Time Warner, Inc.                                              66,948        877,688
                                                Viacom, Inc. Class B (b)                                       11,603        288,219
                                                Walt Disney Co.                                                35,082      1,076,667
                                                The Washington Post Co. Class B                                   107         59,573
                                                                                                                        ------------
                                                                                                                           5,021,172
                                                                                                                        ------------
METALS & MINING - 0.8%                          AK Steel Holding Corp.                                          2,100         54,432
                                                Alcoa, Inc. (e)                                                15,224        343,758
                                                Allegheny Technologies, Inc.                                    1,861         54,992
                                                Freeport-McMoRan Copper & Gold, Inc. Class B                    7,216        410,230
                                                Newmont Mining Corp.                                            8,503        329,576
                                                Nucor Corp.                                                     5,940        234,630
                                                Titanium Metals Corp. (a)                                       1,500         17,010
                                                United States Steel Corp.                                       2,189        169,888
                                                                                                                        ------------
                                                                                                                           1,614,516
                                                                                                                        ------------
MULTI-UTILITIES - 1.1%                          Ameren Corp.                                                    3,897        152,100
                                                CMS Energy Corp.                                                4,254         53,047
                                                CenterPoint Energy, Inc.                                        6,383         93,000
                                                Consolidated Edison, Inc.                                       5,058        217,292
                                                DTE Energy Co.                                                  3,023        121,283
                                                Dominion Resources, Inc.                                       10,822        462,965
                                                Integrys Energy Group, Inc.                                     1,452         72,513
                                                NiSource, Inc.                                                  5,111         75,438
                                                PG&E Corp.                                                      6,681        250,203
                                                Public Service Enterprise Group, Inc.                           9,528        312,423
                                                Sempra Energy                                                   4,617        233,020
                                                TECO Energy, Inc.                                               4,015         63,156
                                                Xcel Energy, Inc.                                               8,284        165,597
                                                                                                                        ------------
                                                                                                                           2,272,037
                                                                                                                        ------------
MULTILINE RETAIL - 0.8%                         Big Lots, Inc. (b)                                              1,545         42,997
                                                Dillard's, Inc. Class A                                           926         10,927
                                                Family Dollar Stores, Inc.                                      2,627         62,260
                                                J.C. Penney Co., Inc.                                           4,135        137,861
                                                Kohl's Corp. (b)                                                5,725        263,808
                                                Macy's, Inc.                                                    7,906        142,150
                                                Nordstrom, Inc.                                                 2,968         85,538
                                                Sears Holdings Corp. (a)(b)                                     1,070        100,045
                                                Target Corp.                                                   14,134        693,273
                                                                                                                        ------------
                                                                                                                           1,538,859
                                                                                                                        ------------
OFFICE ELECTRONICS - 0.1%                       Xerox Corp.                                                    16,223        187,051
                                                                                                                        ------------
OIL, GAS & CONSUMABLE FUELS - 10.4%             Anadarko Petroleum Corp.                                        8,736        423,783
                                                Apache Corp.                                                    6,266        653,418
                                                Cabot Oil & Gas Corp. Class A                                   1,900         68,666
                                                Chesapeake Energy Corp.                                         9,700        347,842

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                                                                                     SHARES         VALUE
---------------------------------------------                                                              ----------   ------------
                                                COMMON STOCKS
                                                Chevron Corp.                                                  38,407   $  3,167,809
                                                ConocoPhillips                                                 28,424      2,082,058
                                                Consol Energy, Inc.                                             3,400        156,026
                                                Devon Energy Corp.                                              8,302        757,142
                                                EOG Resources, Inc.                                             4,632        414,379
                                                El Paso Corp.                                                  13,012        166,033
                                                Exxon Mobil Corp.                                              97,146      7,544,358
                                                Hess Corp.                                                      5,315        436,255
                                                Marathon Oil Corp.                                             13,180        525,487
                                                Massey Energy Co.                                               1,600         57,072
                                                Murphy Oil Corp.                                                3,600        230,904
                                                Noble Energy, Inc.                                              3,200        177,888
                                                Occidental Petroleum Corp.                                     15,258      1,074,926
                                                Peabody Energy Corp.                                            5,100        229,500
                                                Pioneer Natural Resources Co.                                   2,200        115,016
                                                Range Resources Corp.                                           2,900        124,323
                                                Southwestern Energy Co. (b)                                     6,400        195,456
                                                Spectra Energy Corp.                                           11,465        272,867
                                                Sunoco, Inc.                                                    2,156         76,710
                                                Tesoro Corp.                                                    2,600         42,874
                                                Valero Energy Corp.                                             9,800        296,940
                                                Williams Cos., Inc.                                            10,807        255,586
                                                XTO Energy, Inc.                                               10,291        478,737
                                                                                                                        ------------
                                                                                                                          20,372,055
                                                                                                                        ------------
PAPER & FOREST PRODUCTS - 0.3%                  International Paper Co.                                         8,024        210,068
                                                MeadWestvaco Corp.                                              3,242         75,571
                                                Weyerhaeuser Co.                                                3,929        238,019
                                                                                                                        ------------
                                                                                                                             523,658
                                                                                                                        ------------
PERSONAL PRODUCTS - 0.2%                        Avon Products, Inc.                                             7,994        332,311
                                                The Estee Lauder Cos., Inc. Class A                             2,100        104,811
                                                                                                                        ------------
                                                                                                                             437,122
                                                                                                                        ------------
PHARMACEUTICALS - 6.5%                          Abbott Laboratories                                            28,820      1,659,456
                                                Allergan, Inc.                                                  5,754        296,331
                                                Barr Pharmaceuticals, Inc. (b)                                  2,100        137,130
                                                Bristol-Myers Squibb Co.                                       37,063        772,764
                                                Eli Lilly & Co.                                                18,748        825,474
                                                Forest Laboratories, Inc. (b)                                   5,718        161,705
                                                Johnson & Johnson                                              52,253      3,620,088
                                                King Pharmaceuticals, Inc. (b)                                  4,516         43,263
                                                Merck & Co., Inc.                                              40,079      1,264,893
                                                Mylan, Inc. (b)                                                 5,630         64,295
                                                Pfizer, Inc.                                                  126,060      2,324,546
                                                Schering-Plough Corp.                                          30,411        561,691
                                                Watson Pharmaceuticals, Inc. (b)                                1,940         55,290
                                                Wyeth                                                          24,951        921,690
                                                                                                                        ------------
                                                                                                                          12,708,616
                                                                                                                        ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                                                                                     SHARES         VALUE
---------------------------------------------                                                              ----------   ------------
                                                COMMON STOCKS
PROFESSIONAL SERVICES - 0.1%                    Equifax, Inc.                                                   2,379   $     81,957
                                                Monster Worldwide, Inc. (b)                                     2,271         33,861
                                                Robert Half International, Inc.                                 2,886         71,429
                                                                                                                        ------------
                                                                                                                             187,247
                                                                                                                        ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.3%    Apartment Investment & Management Co. Class A                   1,591         55,709
                                                AvalonBay Communities, Inc.                                     1,400        137,788
                                                Boston Properties, Inc.                                         2,200        206,052
                                                Developers Diversified Realty Corp.                             2,200         69,718
                                                Equity Residential                                              5,100        226,491
                                                General Growth Properties, Inc.                                 4,300         64,930
                                                HCP, Inc.                                                       4,600        184,598
                                                Host Marriott Corp.                                             9,700        128,913
                                                Kimco Realty Corp.                                              4,200        155,148
                                                Plum Creek Timber Co., Inc.                                     3,200        159,552
                                                ProLogis                                                        4,900        202,223
                                                Public Storage                                                  2,300        227,723
                                                Simon Property Group, Inc.                                      4,200        407,400
                                                Vornado Realty Trust                                            2,600        236,470
                                                                                                                        ------------
                                                                                                                           2,462,715
                                                                                                                        ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%     CB Richard Ellis Group, Inc. (b)                                3,200         42,784
                                                                                                                        ------------
ROAD & RAIL - 1.1%                              Burlington Northern Santa Fe Corp.                              5,266        486,736
                                                CSX Corp.                                                       7,608        415,169
                                                Norfolk Southern Corp.                                          6,986        462,543
                                                Ryder System, Inc.                                              1,084         67,208
                                                Union Pacific Corp.                                             9,514        677,016
                                                                                                                        ------------
                                                                                                                           2,108,672
                                                                                                                        ------------
SEMICONDUCTORS & SEMICONDUCTOR                  Advanced Micro Devices, Inc. (b)                               11,272         59,178
SEMICONDUCTOR EQUIPMENT - 2.2%                  Altera Corp.                                                    5,647        116,780
                                                Analog Devices, Inc.                                            5,473        144,213
                                                Applied Materials, Inc.                                        25,062        379,188
                                                Broadcom Corp. Class A (b)                                      8,297        154,573
                                                Intel Corp.                                                   105,088      1,968,298
                                                KLA-Tencor Corp.                                                3,200        101,280
                                                LSI Corp. (b)                                                  11,896         63,763
                                                Linear Technology Corp.                                         4,164        127,668
                                                MEMC Electronic Materials, Inc. (b)                             4,200        118,692
                                                Microchip Technology, Inc.                                      3,400        100,062
                                                Micron Technology, Inc. (b)                                    14,126         57,210
                                                National Semiconductor Corp.                                    3,608         62,094
                                                Novellus Systems, Inc. (b)                                      1,842         36,177
                                                Nvidia Corp. (b)                                               10,300        110,313
                                                Teradyne, Inc. (b)                                              3,038         23,727
                                                Texas Instruments, Inc.                                        24,471        526,127
                                                Xilinx, Inc.                                                    5,213        122,245
                                                                                                                        ------------
                                                                                                                           4,271,588
                                                                                                                        ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                                                                                     SHARES         VALUE
---------------------------------------------                                                              ----------   ------------
                                                COMMON STOCKS
SOFTWARE - 3.6%                                 Adobe Systems, Inc. (b)                                         9,960   $    393,121
                                                Autodesk, Inc. (b)                                              4,252        142,655
                                                BMC Software, Inc. (b)                                          3,601        103,097
                                                CA, Inc.                                                        7,346        146,626
                                                Citrix Systems, Inc. (b)                                        3,429         86,617
                                                Compuware Corp. (b)                                             4,618         44,748
                                                Electronic Arts, Inc. (b)                                       6,000        221,940
                                                Intuit, Inc. (b)                                                5,986        189,217
                                                Microsoft Corp.                                               146,786      3,917,718
                                                Novell, Inc. (b)                                                6,382         32,803
                                                Oracle Corp. (b)                                               73,285      1,488,418
                                                Salesforce.com, Inc. (b)                                        1,900         91,960
                                                Symantec Corp. (b)                                             15,730        307,993
                                                                                                                        ------------
                                                                                                                           7,166,913
                                                                                                                        ------------
SPECIALTY RETAIL - 1.6%                         Abercrombie & Fitch Co. Class A                                 1,600         63,120
                                                AutoNation, Inc. (a)(b)                                         1,883         21,165
                                                AutoZone, Inc. (b)                                                808         99,659
                                                Bed Bath & Beyond, Inc. (b)                                     4,848        152,276
                                                Best Buy Co., Inc.                                              6,318        236,925
                                                GameStop Corp. Class A (b)                                      3,100        106,051
                                                The Gap, Inc.                                                   8,703        154,739
                                                Home Depot, Inc.                                               31,759        822,241
                                                Limited Brands, Inc.                                            5,379         93,164
                                                Lowe's Cos., Inc.                                              27,422        649,627
                                                Office Depot, Inc. (b)                                          5,140         29,915
                                                RadioShack Corp.                                                2,483         42,906
                                                The Sherwin-Williams Co.                                        1,866        106,661
                                                Staples, Inc.                                                  13,292        299,070
                                                TJX Cos., Inc.                                                  7,856        239,765
                                                Tiffany & Co.                                                   2,347         83,365
                                                                                                                        ------------
                                                                                                                           3,200,649
                                                                                                                        ------------
TEXTILES, APPAREL & LUXURY GOODS - 0.5%         Coach, Inc. (b)                                                 6,300        157,752
                                                Jones Apparel Group, Inc.                                       1,600         29,616
                                                Liz Claiborne, Inc.                                             1,808         29,705
                                                Nike, Inc. Class B                                              7,334        490,645
                                                Polo Ralph Lauren Corp.                                         1,100         73,304
                                                VF Corp.                                                        1,608        124,314
                                                                                                                        ------------
                                                                                                                             905,336
                                                                                                                        ------------
THRIFTS & MORTGAGE FINANCE - 0.1%               Hudson City Bancorp, Inc.                                       9,700        178,965
                                                MGIC Investment Corp.                                           2,167         15,234
                                                Sovereign Bancorp, Inc.                                         9,880         39,026
                                                                                                                        ------------
                                                                                                                             233,225
                                                                                                                        ------------
TOBACCO - 1.6%                                  Altria Group, Inc.                                             38,489        763,622
                                                Lorillard, Inc.                                                 3,200        227,680
                                                Philip Morris International, Inc.                              38,589      1,856,131

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                                                                                     SHARES         VALUE
---------------------------------------------                                                              ----------   ------------
                                                COMMON STOCKS
                                                Reynolds American, Inc.                                         3,200   $    155,584
                                                UST, Inc.                                                       2,899        192,899
                                                                                                                        ------------
                                                                                                                           3,195,916
                                                                                                                        ------------
TRADING COMPANIES &                             Fastenal Co.                                                    2,400        118,536
   DISTRIBUTORS - 0.1%                          W.W. Grainger, Inc.                                             1,221        106,190
                                                                                                                        ------------
                                                                                                                             224,726
                                                                                                                        ------------
WIRELESS TELECOMMUNICATION                      American Tower Corp. Class A (b)                                7,400        266,178
   SERVICES - 0.3%                              Sprint Nextel Corp.                                            53,291        325,075
                                                                                                                        ------------
                                                                                                                             591,253
                                                                                                                        ------------
                                                TOTAL LONG-TERM INVESTMENTS
                                                   (COST - $121,878,387) - 96.7%                                         190,365,247
                                                                                                                        ------------

                                                                                                           BENEFICIAL
                                                                                                            INTEREST
                                                                                                              (000)
                                                                                                           ----------
                                                SHORT-TERM SECURITIES
                                                BlackRock Liquidity Series, LLC Cash Sweep Series,
                                                   2.59% (d)(f)                                            $      419        418,879
                                                BlackRock Liquidity Series, LLC Money Market Series,
                                                   2.66% (d)(f)(g)                                              1,120      1,120,200
                                                                                                                        ------------
                                                TOTAL SHORT-TERM SECURITIES
                                                   (COST - $1,539,079) - 0.8%                                              1,539,079
                                                                                                                        ------------
                                                TOTAL INVESTMENTS
                                                   (COST - $123,417,466*) - 97.5%                                        191,904,326
                                                OTHER ASSETS LESS LIABILITIES - 2.5%                                       4,896,814
                                                                                                                        ------------
                                                NET ASSETS - 100.0%                                                     $196,801,140
                                                                                                                        ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $130,651,494
                                ============
Gross unrealized appreciation   $ 75,594,495
Gross unrealized depreciation    (14,341,663)
                                ------------
Net unrealized appreciation     $ 61,252,832
                                ============

(a)  Security, or a portion of security, is on loan.

(b)  Non-income producing security.

(c)  Depositary receipts.

(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                         PURCHASE                 REALIZED
AFFILIATE                                  COST      SALE COST      LOSS      INCOME
---------                                --------   -----------   --------   -------
BlackRock Liquidity Series, LLC
   Cash Sweep Series                           --   $12,852,336*        --   $98,710
BlackRock Liquidity Series, LLC
   Money Market Series                   $254,700**          --         --   $33,130
Merrill Lynch & Co., Inc.                $420,085   $   174,303   $(30,794)  $22,833
The PNC Financial Services Group, Inc.   $  5,786   $    83,600   $   (532)  $14,024

*    Represents net sale cost.

**   Represents net purchase cost.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

(e) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(f)  Represents the current yield as of report date.

(g)  Security was purchased with the cash proceeds from securities loans.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

- Financial futures contracts purchased as of September 30, 2008, were as follows:

                                                            UNREALIZED
CONTRACTS       ISSUE       EXPIRATION DATE   FACE VALUE   DEPRECIATION
---------   -------------   ---------------   ----------   ------------
   7        S&P 500 Index    December 2008     $430,777      $(22,187)

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

- Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

          - Level 1 - price quotations in active markets/exchanges for identical securities

          - Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

          - Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

     The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

VALUATION   INVESTMENTS IN   OTHER FINANCIAL
 INPUTS       SECURITIES      INSTRUMENTS*
---------   --------------   ---------------
Level 1      $190,365,247       $(22,187)
Level 2         1,539,079             --
Level 3                --             --
             ------------       --------
TOTAL        $191,904,326       $(22,187)
             ============       ========

*    Other financial instruments are futures.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK TOTAL RETURN V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                               PAR
                                                                                                              (000)         VALUE
                                                                                                           ----------   ------------
                                                ASSET-BACKED SECURITIES
                                                ACE Securities Corp. Series 2003-OP1 Class A2, 3.619%,
                                                   12/25/33 (a)                                            USD    122   $    106,568
                                                ACE Securities Corp. Series 2005-ASP1 Class M1, 3.939%,
                                                   9/25/35 (a)                                                  2,000        644,000
                                                Bear Stearns Asset Backed Securities Trust Series 2005-4
                                                   Class A, 3.589%, 1/25/36 (a)                                   520        469,078
                                                Bear Stearns Asset Backed Securities Trust Series 2005-
                                                   HE10 Class A2, 3.549%, 11/25/35 (a)                          1,593      1,514,509
                                                Bear Stearns Asset Backed Securities Trust Series 2005-
                                                   SD1 Class 1A2, 3.559%, 7/25/27 (a)                           1,598      1,440,084
                                                Bear Stearns Asset Backed Securities Trust Series 2006-
                                                   HE8 Class 1A1, 3.329%, 10/25/36 (a)                            955        909,817
                                                Capital Auto Receivables Asset Trust Series 2004-2
                                                   Class D, 5.82%, 5/15/12                                        900        883,392
                                                Chase Issuance Trust Series 2008-A9 Class A9, 4.26%,
                                                   5/15/13                                                      1,300      1,266,680
                                                Countrywide Asset Backed Certificates Series 2003-2
                                                   Class M1, 4.309%, 6/26/33 (a)                                  352         82,169
                                                Countrywide Asset Backed Certificates Series 2003-BC3
                                                   Class A2, 3.879%, 9/25/33 (a)                                  172        133,692
                                                Countrywide Asset Backed Certificates Series 2004-5
                                                   Class A, 3.709%, 10/25/34 (a)                                  370        338,201
                                                Countrywide Asset Backed Certificates Series 2004-13
                                                   Class AF4, 4.583%, 1/25/33 (a)                               1,750      1,701,930
                                                Countrywide Asset Backed Certificates Series 2007-1
                                                   Class 2A1, 3.309%, 7/25/37 (a)                               2,187      2,100,889
                                                DaimlerChrysler Auto Trust Series 2006-D Class A3,
                                                   4.98%, 2/08/11                                               2,643      2,636,581
                                                First Franklin Mortgage Loan Asset Backed Certificates
                                                   Series 2005-FF10 Class A6, 3.609%, 11/25/35 (a)              2,111      1,755,316
                                                Home Equity Asset Trust Series 2005-1 Class A2, 3.539%,
                                                   5/25/35 (a)                                                    168        135,390
                                                Honda Auto Receivables Owner Trust Series 2006-3 Class
                                                   A3, 5.12%, 10/15/10                                          2,322      2,325,490
                                                IXIS Real Estate Capital Trust Series 2007-HE1 Class A1,
                                                   3.319%, 5/25/37 (a)                                          1,887      1,762,177
                                                Irwin Home Equity Corp. Series 2005-C Class 1A1, 3.519%,
                                                   4/25/30 (a)                                                    360        337,987
                                                JPMorgan Mortgage Acquisition Corp. Series 2006-HE3
                                                   Class A2, 3.329%, 11/25/36 (a)                                 814        781,642
                                                Lehman XS Trust Series 2005-5N Class 3A2, 3.619%,
                                                   11/25/35 (a)                                                 1,040        454,831
                                                Morgan Stanley ABS Capital I Series 2005-HE1 Class A2MZ,
                                                   3.51%, 12/25/34 (a)                                            155        116,610

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK TOTAL RETURN V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                               PAR
                                                                                                              (000)         VALUE
                                                                                                           ----------   ------------
                                                ASSET-BACKED SECURITIES
                                                Morgan Stanley ABS Capital I Series 2007-NC1 Class A2A,
                                                   3.309%, 11/25/36 (a)                                    USD  1,297   $  1,231,973
                                                New Century Home Equity Loan Trust Series 2005-2 Class
                                                   A2MZ, 3.519%, 6/25/35 (a)                                      487        384,358
                                                Option One Mortgage Loan Trust Series 2003-4 Class A2,
                                                   3.579%, 7/25/33 (a)                                            551        445,434
                                                Park Place Securities, Inc. Series 2005-WCH1 Class A1B,
                                                   3.559%, 1/25/35 (a)                                            150        142,065
                                                Park Place Securities, Inc. Series 2005-WCH1 Class A3D,
                                                   3.599%, 1/25/35 (a)                                            131        110,242
                                                RAAC Series 2005-SP2 Class 2A, 3.559%, 6/25/44 (a)              2,180      1,351,367
                                                Residential Asset Mortgage Products, Inc. Series
                                                   2005-RS3 Class AI2, 3.429%, 3/25/35 (a)                        342        295,769
                                                Residential Asset Securities Corp. Series 2003-KS5 Class
                                                   AIIB, 3.839%, 7/25/33 (a)                                      238        192,098
                                                SLM Student Loan Trust Series 2002-1 Class A2, 3.369%,
                                                   4/25/17 (a)                                                  1,645      1,628,923
                                                SLM Student Loan Trust Series 2008-5 Class A2, 4.635%,
                                                   10/25/16 (a)                                                 2,770      2,734,020
                                                SLM Student Loan Trust Series 2008-5 Class A3, 4.835%,
                                                   1/25/18 (a)                                                    700        698,706
                                                SLM Student Loan Trust Series 2008-5 Class A4, 5.235%,
                                                   7/25/23 (a)                                                  1,890      1,874,154
                                                Soundview Home Equity Loan Trust Series 2005-OPT3
                                                   Class A4, 3.559%, 11/25/35 (a)                               4,500      4,099,219
                                                Structured Asset Securities Corp. Series 2004-23XS Class
                                                   2A1, 3.559%, 1/25/35 (a)                                       669        433,828
                                                USAA Auto Owner Trust Series 2005-3 Class A4, 4.63%,
                                                   5/15/12                                                      2,850      2,809,402
                                                USAA Auto Owner Trust Series 2006-4 Class A3, 5.01%,
                                                   6/15/11                                                      2,504      2,506,095
                                                USAA Auto Owner Trust Series 2006-4 Class A4, 4.98%,
                                                   10/15/12                                                     2,825      2,795,436
                                                                                                                        ------------
                                                TOTAL ASSET-BACKED SECURITIES - 17.6%                                     45,630,122
                                                                                                                        ------------

INDUSTRY
---------------------------------------------
                                                CORPORATE BONDS
AEROSPACE & DEFENSE - 0.0%                      L-3 Communications Corp., 5.875%, 1/15/15                          70         63,350
                                                                                                                        ------------
AIR FREIGHT & LOGISTICS - 0.0%                  United Parcel Service, Inc., 6.20%, 1/15/38                        40         37,202
                                                                                                                        ------------
AIRLINES - 0.3%                                 American Airlines, Inc. Series 2003-1, 3.857%, 1/09/12            404        367,950
                                                Continental Airlines, Inc. Series 2002-1, 6.563%,
                                                   8/15/13                                                        600        543,000
                                                                                                                        ------------
                                                                                                                             910,950
                                                                                                                        ------------
CAPITAL MARKETS - 2.3%                          The Bear Stearns Cos., Inc., 4.903%, 7/19/10 (a)                  505        494,888
                                                Goldman Sachs Capital II, 5.793% (a)(b)                           585        256,996
                                                The Goldman Sachs Group, Inc., 5.25%, 10/15/13                  1,470      1,236,486
                                                Lehman Brothers Holdings, Inc., 5.625%, 1/24/13 (c)             1,065        133,125

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK TOTAL RETURN V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                               PAR
INDUSTRY                                                                                                      (000)         VALUE
---------------------------------------------                                                              ----------   ------------
                                                CORPORATE BONDS
                                                Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (c)        USD  1,025   $      1,281
                                                Lehman Brothers Holdings, Inc. Series MTN, 7%,
                                                   9/27/27 (c)                                                    555         69,375
                                                Morgan Stanley, 6.25%, 8/28/17                                  1,005        623,141
                                                Morgan Stanley Series F, 5.55%, 4/27/17                         1,305        809,009
                                                UBS AG, 5.75%, 4/25/18                                            900        782,775
                                                UBS AG Series DPNT, 5.875%, 12/20/17                            1,685      1,496,150
                                                                                                                        ------------
                                                                                                                           5,903,226
                                                                                                                        ------------
COMMERCIAL BANKS - 0.6%                         Corporacion Andina de Fomento, 6.875%, 3/15/12                    810        845,155
                                                Wachovia Bank NA, 6.60%, 1/15/38                                1,050        622,069
                                                                                                                        ------------
                                                                                                                           1,467,224
                                                                                                                        ------------
COMPUTERS & PERIPHERALS - 0.3%                  International Business Machines Corp., 5.70%, 9/14/17             785        760,412
                                                                                                                        ------------
CONSUMER FINANCE - 0.7%                         FIA Card Services NA, 4.625%, 8/03/09                             665        649,607
                                                SLM Corp., 3%, 1/26/09 (a)                                        385        358,065
                                                SLM Corp., 5.40%, 10/25/11                                        625        437,500
                                                SLM Corp. Series A, 4%, 1/15/09                                   540        442,800
                                                                                                                        ------------
                                                                                                                           1,887,972
                                                                                                                        ------------
DIVERSIFIED FINANCIAL                           Bank of America Corp., 4.875%, 9/15/12                            780        720,767
   SERVICES - 3.4%                              Bank of America Corp., 6%, 9/01/17                                395        340,730
                                                Bank of America Corp., 5.75%, 12/01/17                            940        797,110
                                                General Electric Capital Corp., 5%, 11/15/11                    4,125      3,991,812
                                                General Electric Capital Corp., 6.15%, 8/07/37                  1,115        853,689
                                                General Electric Capital Corp., 6.375%,
                                                   11/15/67 (a)                                                   875        708,026
                                                JPMorgan Chase Bank NA, 6%, 7/05/17                             1,550      1,415,486
                                                                                                                        ------------
                                                                                                                           8,827,620
                                                                                                                        ------------
DIVERSIFIED TELECOMMUNICATION                   AT&T, Inc., 6.50%, 9/01/37                                      1,750      1,488,690
   SERVICES - 0.7%                              Qwest Communications International, Inc., 7.50%, 2/15/14          280        242,200
                                                                                                                        ------------
                                                                                                                           1,730,890
                                                                                                                        ------------
ELECTRIC UTILITIES - 0.9%                       Florida Power & Light Co., 5.95%, 2/01/38                         675        626,731
                                                Florida Power Corp., 6.40%, 6/15/38                               225        213,059
                                                Nevada Power Co., 6.65%, 4/01/36                                  575        509,493
                                                Sierra Pacific Power Co., 6%, 5/15/16                             780        731,200
                                                Southern California Edison Co. Series 08-A,
                                                   5.95%, 2/01/38                                                 225        204,822
                                                                                                                        ------------
                                                                                                                           2,285,305
                                                                                                                        ------------
FOOD PRODUCTS - 0.4%                            Kraft Foods, Inc., 6.50%, 8/11/17                               1,185      1,140,211
                                                                                                                        ------------
HEALTH CARE PROVIDERS & SERVICES - 0.2%         UnitedHealth Group, Inc., 5.80%, 3/15/36                          540        409,673
                                                                                                                        ------------
HOTELS, RESTAURANTS &
   LEISURE - 0.1%                               Harrah's Operating Co., Inc., 10.75%, 2/01/18 (d)(e)              800        216,702
                                                                                                                        ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK TOTAL RETURN V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                               PAR
INDUSTRY                                                                                                      (000)         VALUE
---------------------------------------------                                                              ----------   ------------
                                                CORPORATE BONDS
INDEPENDENT POWER PRODUCERS & ENERGY            Texas Competitive Electric Holdings Co. LLC Series B,
   TRADERS - 0.2%                                  10.25%, 11/01/15 (e)                                    USD    690   $    622,725
                                                                                                                        ------------
INSURANCE - 1.0%                                American International Group, Inc., 8.75%,
                                                   5/15/58 (a)(e)                                               1,120        179,417
                                                Chubb Corp., 6.375%, 3/29/67 (a)                                  675        514,738
                                                Lincoln National Corp., 7%, 5/17/66 (a)                           470        358,415
                                                MetLife, Inc., 6.40%, 12/15/66                                    895        557,975
                                                Metropolitan Life Global Funding I, 5.125%, 4/10/13 (e)           875        850,042
                                                Reinsurance Group of America, 6.75%,
                                                   12/15/65 (a)                                                   345        224,658
                                                                                                                        ------------
                                                                                                                           2,685,245
                                                                                                                        ------------
MEDIA - 2.6%                                    CSC Holdings, Inc. Series B, 8.125%, 7/15/09                       90         89,100
                                                Comcast Corp., 6.50%, 1/15/17                                   1,055        991,546
                                                Comcast Corp., 6.45%, 3/15/37                                     800        645,250
                                                Comcast Corp., 6.95%, 8/15/37                                     730        622,656
                                                News America Holdings, 9.25%, 2/01/13                             330        352,513
                                                News America, Inc., 6.40%, 12/15/35                               390        327,612
                                                News America, Inc., 6.75%, 1/09/38                                555        540,220
                                                Rainbow National Services LLC, 10.375%, 9/01/14 (e)               490        499,800
                                                Time Warner Cable, Inc., 5.85%, 5/01/17                           850        748,882
                                                Time Warner Cos., Inc., 9.125%, 1/15/13                         1,790      1,879,486
                                                                                                                        ------------
                                                                                                                           6,697,065
                                                                                                                        ------------
METALS & MINING - 0.4%                          Freeport-McMoRan Copper & Gold, Inc., 7.084%,
                                                   4/01/15 (a)                                                    205        196,367
                                                Freeport-McMoRan Copper & Gold, Inc., 8.25%,
                                                   4/01/15                                                        315        309,488
                                                Freeport-McMoRan Copper & Gold, Inc., 8.375%,
                                                   4/01/17                                                        600        591,000
                                                                                                                        ------------
                                                                                                                           1,096,855
                                                                                                                        ------------
MULTILINE RETAIL - 0.8%                         Target Corp., 6%, 1/15/18                                       2,175      2,059,255
                                                                                                                        ------------
OIL, GAS & CONSUMABLE                           Anadarko Petroleum Corp., 5.95%, 9/15/16                          675        620,403
   FUELS - 1.2%                                 Anadarko Petroleum Corp., 6.45%, 9/15/36                          290        227,374
                                                Devon Financing Corp. ULC, 7.875%, 9/30/31                        250        253,867
                                                Gazprom OAO, 7.288%, 8/16/37 (e)                                  680        482,800
                                                MidAmerican Energy Holdings Co., 5.95%, 5/15/37                   800        654,856
                                                Petrobras International Finance Co., 5.875%, 3/01/18              295        268,120
                                                Sabine Pass LNG LP, 7.50%, 11/30/16                               530        413,400
                                                Tennessee Gas Pipeline Co., 7%, 10/15/28                          135        115,689
                                                                                                                        ------------
                                                                                                                           3,036,509
                                                                                                                        ------------
PHARMACEUTICALS - 0.3%                          Bristol-Myers Squibb Co., 5.875%, 11/15/36                        270        237,938
                                                GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13                     650        638,121
                                                                                                                        ------------
                                                                                                                             876,059
                                                                                                                        ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK TOTAL RETURN V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                               PAR
INDUSTRY                                                                                                      (000)         VALUE
---------------------------------------------                                                              ----------   ------------
                                                CORPORATE BONDS
SOFTWARE - 0.2%                                 Oracle Corp., 5.75%, 4/15/18                               USD    470   $    436,397
                                                                                                                        ------------
                                                TOTAL CORPORATE BONDS - 16.6%                                             43,150,847
                                                                                                                        ------------
                                                FOREIGN GOVERNMENT OBLIGATIONS
                                                Bundesrepublik Deutschland Series 05, 4%, 1/04/37          EUR  1,056        955,457
                                                Bundesrepublik Deutschland Series 07, 4.25%, 7/04/39              774        729,999
                                                Mexican Bonos Series M 10, 7.25%, 12/15/16                 MXN 82,024        638,733
                                                Mexican Bonos Series M 20, 10%, 12/05/24                      276,584      2,624,689
                                                Mexico Government International Bond, 6.375%,
                                                   1/16/13                                                 USD    596        612,688
                                                                                                                        ------------
                                                TOTAL FOREIGN GOVERNMENT OBLIGATIONS - 2.1%                                5,561,566
                                                                                                                        ------------
                                                U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
                                                Fannie Mae Guaranteed Pass-Through Certificates:
                                                   4.00%, 10/20/38 (f)                                          3,100      2,947,908
                                                   4.50%, 10/15/23 (f)                                          1,500      1,461,563
                                                   4.862%, 8/01/38 (a)                                          1,772      1,752,508
                                                   5.00%, 10/15/23 - 10/15/38 (f)                              21,751     21,212,098
                                                   5.50%, 10/15/23 - 10/15/38 (f)                              62,996     62,893,371
                                                   6.00%, 2/01/17 - 10/15/38 (f)                               23,384     23,689,393
                                                   6.50%, 10/15/38 (f)                                         17,700     18,148,022
                                                Freddie Mac Mortgage Participation Certificates:
                                                   5.00%, 10/15/38 (f)                                          3,400      3,311,811
                                                   5.068%, 4/01/38                                              1,529      1,521,780
                                                   5.235%, 7/01/38                                              1,525      1,527,152
                                                   5.306%, 8/01/38                                              1,395      1,412,452
                                                   5.34%, 7/01/38                                               1,299      1,279,002
                                                   5.50%, 10/01/34 - 10/15/38 (f)                              13,350     13,280,751
                                                   6.00%, 10/15/38 (f)                                          7,400      7,490,191
                                                   7.00%, 10/01/31 - 9/01/32 (g)                                  531        558,382
                                                   7.50%, 5/01/32                                                 141        152,425
                                                Ginnie Mae MBS Certificates:
                                                   5.00%, 3/15/17 (f)                                           2,000      1,959,375
                                                   5.50%, 10/21/37 (f)                                          3,000      2,995,313
                                                   6.00%, 10/15/38 - 10/21/38 (f)                               7,600      7,701,783
                                                   6.50%, 4/15/32 - 10/18/37 (f)                                9,938     10,169,842
                                                   7.00%, 12/15/30                                                924        972,510
                                                                                                                        ------------
                                                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
                                                   SECURITIES - 71.7%                                                    186,437,632
                                                                                                                        ------------
                                                U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -
                                                   COLLATERALIZED MORTGAGE OBLIGATIONS
                                                Fannie Mae Trust Series 360 Class 2, 5%,
                                                   8/01/35 (h)                                                  3,462        759,336
                                                Fannie Mae Trust Series 378 Class 4, 5%,
                                                   7/01/36 (h)                                                  4,273        841,942
                                                Fannie Mae Trust Series 2005-47 Class PA, 5.50%,
                                                   9/25/24 (e)                                                    506        508,892

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK TOTAL RETURN V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                               PAR
                                                                                                              (000)         VALUE
                                                                                                           ----------   ------------
                                                U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -
                                                   COLLATERALIZED MORTGAGE OBLIGATIONS
                                                Fannie Mae Trust Series 2005-69 Class LE, 5.50%,
                                                   11/25/33 (d)                                            USD  3,953   $  4,011,997
                                                Fannie Mae Trust Series 2007-108 Class AN,
                                                   8.912%, 11/25/37 (a)                                         1,333      1,465,404
                                                Freddie Mac Multiclass Certificates Series 2684
                                                   Class SP, 4.986%, 1/15/33 (a)(h)                               340         49,437
                                                Freddie Mac Multiclass Certificates Series 3068
                                                   Class VA, 5.50%, 10/15/16                                    1,200      1,218,407
                                                Freddie Mac Multiclass Certificates Series 3087
                                                   Class VA, 5.50%, 3/15/15                                     3,327      3,390,113
                                                Freddie Mac Multiclass Certificates Series 3137
                                                   Class XP, 6%, 4/15/36                                        1,975      2,027,455
                                                Freddie Mac Multiclass Certificates Series 3208
                                                   Class PS, 4.586%, 8/15/36 (a)(h)                             1,647        170,877
                                                Freddie Mac Multiclass Certificates Series 3316
                                                   Class SB, 4.729%, 8/15/35 (a)(h)                               301         30,527
                                                                                                                        ------------
                                                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
                                                   SECURITIES - COLLATERALIZED MORTGAGE
                                                   OBLIGATIONS - 5.6%                                                     14,474,387
                                                                                                                        ------------
                                                NON-U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
COLLATERALIZED MORTGAGE OBLIGATIONS - 21.1%     Bear Stearns Adjustable Rate Mortgage Trust Series 2005-
                                                   4 Class 3A1, 5.372%, 8/25/35 (a)                            10,413      9,324,900
                                                Bear Stearns Adjustable Rate Mortgage Trust Series 2006-
                                                   2 Class 2A1, 5.65%, 7/25/36 (a)                              3,230      2,296,849
                                                Citigroup Mortgage Loan Trust, Inc. Series 2005-4 Class
                                                   A, 5.344%, 8/25/35 (a)(e)                                    4,688      4,023,016
                                                Citimortgage Alternative Loan Trust Series 2007-A8 Class
                                                   A1, 6%, 10/25/37                                             2,432      1,799,805
                                                Countrywide Alternative Loan Trust Series 2006-01A0
                                                   Class 1A1, 3.815%, 8/25/46 (a)                                 346        213,801
                                                Countrywide Alternative Loan Trust Series 2006-OC10
                                                   Class 2A1, 3.349%, 11/25/36 (a)                              1,154      1,025,401
                                                Countrywide Home Loan Mortgage Pass-Through Trust
                                                   Series 2006-0A5 Class 2A1, 3.459%, 4/25/46 (a)                 406        244,696
                                                Countrywide Home Loan Mortgage Pass-Through Trust
                                                   Series 2006-0A5 Class 3A1, 3.459%, 4/25/46 (a)                 782        477,148
                                                Countrywide Home Loan Mortgage Pass-Through Trust
                                                   Series 2007-16 Class A1, 6.50%, 10/25/37                     1,412      1,108,909
                                                Countrywide Home Loan Mortgage Pass-Through Trust
                                                   Series 2007-J3 Class A10, 6%, 7/25/37                        1,699      1,144,251
                                                Credit Suisse Mortgage Capital Certificate Series 2006-8
                                                   Class 3A1, 6%, 10/25/21                                        517        371,726
                                                First Horizon Asset Securities, Inc. Series 2005-AR3
                                                   Class 3A1, 5.499%, 8/25/35 (a)                                 577        522,207
                                                GSR Mortgage Loan Trust Series 2005-AR4 Class 6A1,
                                                   5.25%, 7/25/35 (a)                                           6,371      5,588,503

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK TOTAL RETURN V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                               PAR
                                                                                                              (000)         VALUE
                                                                                                           ----------   ------------
                                                NON-U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
                                                   SECURITIES
                                                Harborview Mortgage Loan Trust Series 2006-9 Class
                                                   2A1A, 4.488%, 11/19/36 (a)                              USD    690     $  420,861
                                                Impac Secured Assets CMN Owner Trust Series 2004-3
                                                   Class 1A4, 3.659%, 11/25/34 (a)                                446        349,811
                                                Impac Secured Assets CMN Owner Trust Series 2004-3
                                                   Class M1, 3.859%, 11/25/34 (a)                               2,200        814,000
                                                JPMorgan Mortgage Trust Series 2006-S2 Class 2A2,
                                                   5.875%, 7/25/36                                                222        208,710
                                                JPMorgan Mortgage Trust Series 2007-S1 Class 1A2,
                                                   5.50%, 3/25/22                                                 230        213,307
                                                Residential Accredit Loans, Inc. Series 2006-Q02
                                                   Class A1, 3.479%, 2/25/46 (a)                                  649        402,285
                                                Residential Accredit Loans, Inc. Series 2007-Q03
                                                   Class A1, 3.419%, 3/25/47 (a)                                  464        273,484
                                                Structured Adjustable Rate Mortgage Loan Trust Series
                                                   2007-3 Class 2A1, 5.731%, 4/25/37 (a)                        2,824      2,211,210
                                                Structured Asset Securities Corp. Series 2005-GEL2
                                                   Class A, 3.539%, 4/25/35 (a)                                   290        249,004
                                                Structured Asset Securities Corp. Series 2005-OPT1 Class
                                                   A4M, 3.609%, 11/25/35 (a)                                      859        751,372
                                                WaMu Mortgage Pass-Through Certificates Series 2006-
                                                   AR18 Class 1A1, 5.342%, 1/25/37 (a)                          2,207      1,748,601
                                                WaMu Mortgage Pass-Through Certificates Series 2007-
                                                   0A4 Class 1A, 3.435%, 5/25/47 (a)                              452        271,447
                                                WaMu Mortgage Pass-Through Certificates Series 2007-
                                                   0A5 Class 1A, 3.828%, 6/25/47 (a)                              790        487,916
                                                WaMu Mortgage Pass-Through Certificates Series 2007-
                                                   HY3 Class 1A1, 5.662%, 3/25/37 (a)                           7,291      5,575,918
                                                Wells Fargo Mortgage Backed Securities Trust Series
                                                   2005-AR15 Class 2A1, 5.113%, 9/25/35 (a)(e)                  3,934      3,390,606
                                                Wells Fargo Mortgage Backed Securities Trust Series
                                                   2006-AR2 Class 2A5, 5.106%, 3/25/36 (a)                      2,418      2,147,416
                                                Wells Fargo Mortgage Backed Securities Trust Series
                                                   2006-AR3 Class A4, 5.703%, 3/25/36 (a)                       3,058      2,454,201
                                                Wells Fargo Mortgage Backed Securities Trust Series
                                                   2006-AR4 Class 2A4, 5.774%, 4/25/36 (a)                        400        323,227
                                                Wells Fargo Mortgage Backed Securities Trust Series
                                                   2006-AR12 Class 2A1, 6.10%, 9/25/36 (a)                        722        621,143
                                                Wells Fargo Mortgage Backed Securities Trust Series
                                                   2006-AR15 Class A1, 5.66%, 10/25/36 (a)                      3,561      2,936,232
                                                Wells Fargo Mortgage Backed Securities Trust Series
                                                   2006-AR17 Class A1, 5.331%, 10/25/36 (a)                     1,131        902,566
                                                                                                                        ------------
                                                                                                                          54,894,529
                                                                                                                        ------------
COMMERCIAL MORTGAGE-BACKED                      Bank of America Commercial Mortgage, Inc. Series 2003-
   SECURITIES - 21.6%                              2 Class A3, 4.873%, 3/11/41 (a)                              2,800      2,659,064

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK TOTAL RETURN V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                               PAR
                                                                                                              (000)         VALUE
                                                                                                           ----------   ------------
                                                NON-U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
                                                   SECURITIES
                                                Bank of America Commercial Mortgage, Inc. Series 2007-
                                                   2 Class A4, 5.688%, 4/10/49 (a)                         USD  2,400   $  2,056,232
                                                Bear Stearns Commercial Mortgage Securities Series 1998-
                                                   C1 Class A2, 6.44%, 6/16/30                                    144        143,147
                                                Bear Stearns Commercial Mortgage Securities Series 2005-
                                                   PWR8 Class A4, 4.674%, 6/11/41                               2,800      2,489,839
                                                Bear Stearns Commercial Mortgage Securities Series 2007-
                                                   PW18 Class A4, 5.70%, 10/11/17                                 450        382,540
                                                Bear Stearns Commercial Mortgage Securities Series 2007-
                                                   T26 Class A4, 5.471%, 1/12/45 (a)                            1,460      1,236,956
                                                CS First Boston Mortgage Securities Corp. Series 2002-
                                                   CP5 Class A1, 4.106%, 12/15/35                               1,105      1,052,744
                                                Chase Commercial Mortgage Securities Corp. Series 1999-
                                                   2 Class A2, 7.198%, 1/15/32                                  2,339      2,358,826
                                                Citigroup Commercial Mortgage Trust Series 2006-C5
                                                   Class A4, 5.431%, 10/15/49                                     355        310,735
                                                Citigroup Commercial Mortgage Trust Series 2007-C6
                                                   Class AM, 5.70%, 12/10/49 (a)                                  975        756,124
                                                Citigroup Commercial Mortgage Trust Series 2008-C7
                                                   Class A4, 6.096%, 12/10/49 (a)                                 970        852,460
                                                Citigroup/Deutsche Bank Commercial Mortgage Trust
                                                   Series 2007-CD5 Class A4, 5.886%, 11/15/44 (a)                 875        750,017
                                                Commercial Mortgage Pass-Through Certificates Series
                                                   2004-LB3A Class A3, 5.09%, 7/10/37 (a)                         815        793,289
                                                First Union National Bank Commercial Mortgage Series
                                                   1999-C4 Class E, 8.15%, 12/15/31 (a)(e)                      2,770      2,821,984
                                                First Union National Bank Commercial Mortgage Series
                                                   2001-C2 Class B, 6.819%, 1/12/43                             3,275      3,309,024
                                                GS Mortgage Securities Corp. II Series 2006-GG6 Class
                                                   A2, 5.506%, 4/10/38 (a)                                      2,850      2,771,428
                                                Greenwich Capital Commercial Funding Corp. Series
                                                   2004-GG1 Class A4, 4.755%, 6/10/36                           4,180      4,110,999
                                                Greenwich Capital Commercial Funding Corp. Series
                                                   2004-GG1 Class A5, 4.883%, 6/10/36                           2,720      2,634,046
                                                Greenwich Capital Commercial Funding Corp. Series
                                                   2005-GG5 Class AJ, 5.301%, 4/10/37 (a)(e)                      785        625,437
                                                JPMorgan Chase Commercial Mortgage Securities Corp.
                                                   Series 2001-CIB2 Class A3, 6.429%, 4/15/35                   2,735      2,738,231
                                                JPMorgan Chase Commercial Mortgage Securities Corp.
                                                   Series 2006-CB17 Class A4, 5.429%, 12/12/43                    350        304,004
                                                JPMorgan Chase Commercial Mortgage Securities Corp.
                                                   Series 2007-LD1 Class A2, 5.804%, 6/15/49 (a)                  950        894,007
                                                JPMorgan Chase Commercial Mortgage Securities Corp.
                                                   Series 2007-LD12 Class A2, 5.827%, 2/15/51                     770        721,418

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK TOTAL RETURN V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                               PAR
                                                                                                              (000)         VALUE
                                                                                                           ----------   ------------
                                                NON-U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
                                                   SECURITIES
                                                LB-UBS Commercial Mortgage Trust Series 2000-C3
                                                   Class A2, 7.95%, 5/15/25 (a)                            USD  2,562    $ 2,610,616
                                                LB-UBS Commercial Mortgage Trust Series 2005-C3
                                                   Class A5, 4.739%, 7/15/30                                    2,950      2,625,921
                                                LB-UBS Commercial Mortgage Trust Series 2006-C1
                                                   Class A4, 5.156%, 2/15/31                                    1,915      1,678,147
                                                LB-UBS Commercial Mortgage Trust Series 2007-C2
                                                   Class A3, 5.43%, 2/15/40                                     1,750      1,467,862
                                                Morgan Stanley Capital I Series 2006-IQ12
                                                   Class A4, 5.332%, 12/15/43                                   1,080        936,746
                                                Morgan Stanley Capital I Series 2007-HQ12 Class A2,
                                                   5.812%, 4/12/49 (a)                                            345        322,617
                                                Morgan Stanley Dean Witter Capital I Series 2000-LIFE
                                                   Class A2, 7.57%, 11/15/36 (a)                                2,139      2,162,932
                                                Salomon Brothers Mortgage Securities VII, Inc. Series
                                                   2000-C1 Class A2, 7.52%, 12/18/09 (a)                        2,239      2,259,369
                                                Wachovia Bank Commercial Mortgage Trust Series 2005-
                                                   C20 Class A6A, 5.11%, 7/15/42 (a)                            2,480      2,336,596
                                                Wachovia Bank Commercial Mortgage Trust Series 2005-
                                                   C21 Class A3, 5.274%, 10/15/44 (a)                             775        757,287
                                                Wachovia Bank Commercial Mortgage Trust Series 2006-
                                                   C26 Class A3, 6.011%, 6/15/45 (a)                            1,970      1,782,503
                                                Wachovia Bank Commercial Mortgage Trust Series 2006-
                                                   C28 Class AJ, 5.632%, 10/15/48 (a)                             195        141,884
                                                Wachovia Bank Commercial Mortgage Trust Series 2006-
                                                   C29 Class AJ, 5.368%, 11/15/48 (a)                             195        138,328
                                                                                                                        ------------
                                                                                                                          55,993,359
                                                                                                                        ------------
                                                TOTAL NON-U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
                                                SECURITIES - 42.7%                                                       110,887,888
                                                                                                                        ------------
                                                U.S. GOVERNMENT OBLIGATIONS
                                                Fannie Mae, 2.875%, 10/12/10                                    2,800      2,787,193
                                                Federal Home Loan Bank of Chicago, 5.625%, 6/13/16              1,285      1,178,357
                                                Federal Home Loan Banks, 5.375%, 5/15/19                        2,940      3,049,812
                                                Freddie Mac, 5.75%, 6/27/16 (g)                                 1,345      1,333,851
                                                U.S. Treasury Inflation Indexed Bonds, 1.625%,
                                                   1/15/15 (i)                                                  4,607      4,485,785
                                                U.S. Treasury Inflation Indexed Bonds, 2.375%,
                                                   1/15/25                                                      1,225      1,186,974
                                                U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28           2,231      1,946,184
                                                U.S. Treasury Notes, 4.375%, 2/15/38                              260        263,311
                                                                                                                        ------------
                                                TOTAL U.S. GOVERNMENT OBLIGATIONS - 6.3%                                  16,231,467
                                                                                                                        ------------


INDUSTRY
---------------------------------------------
                                                PREFERRED SECURITIES
                                                CAPITAL TRUSTS
CAPITAL MARKETS - 0.0%                          Lehman Brothers Holdings Capital Trust VII,
                                                   5.857% (b)(c)                                                  185             19

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK TOTAL RETURN V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                               PAR
INDUSTRY                                                                                                      (000)         VALUE
---------------------------------------------                                                              ----------   ------------
                                                PREFERRED SECURITIES
                                                CAPITAL TRUSTS
COMMERCIAL BANKS - 1.1%                         BAC Capital Trust VI, 5.625%, 3/08/35 (g)                  USD    665   $    507,660
                                                Barclays Bank Plc, 8.55% (a)(b)(e)                              1,250      1,147,663
                                                Royal Bank of Scotland Group Plc Series MTN,
                                                   7.64% (a)(b)                                                 1,100        819,520
                                                Wachovia Corp. Series K, 7.98% (a)(b)                             990        413,761
                                                                                                                        ------------
                                                                                                                           2,888,604
                                                                                                                        ------------
DIVERSIFIED FINANCIAL                           Bank of America Corp. Series K, 8% (a)(b)                         350        277,153
   SERVICES - 1.2%                              Bank of America Corp. Series M, 8.125% (a)(b)                     450        363,573
                                                Citigroup, Inc., 8.30%, 12/21/77 (a)                            1,110        827,018
                                                JPMorgan Chase & Co., 7.90% (a)(b)                              1,575      1,325,961
                                                JPMorgan Chase Capital XXV, 6.80%, 10/01/37                       395        302,789
                                                                                                                        ------------
                                                                                                                           3,096,494
                                                                                                                        ------------
INSURANCE - 0.6%                                Progressive Corp., 6.70%, 6/15/37 (a)                             650        529,597
                                                The Travelers Cos., Inc., 6.25%, 3/15/67 (a)                      830        638,380
                                                ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(e)                  530        355,100
                                                                                                                        ------------
                                                                                                                           1,523,077
                                                                                                                        ------------
                                                TOTAL CAPITAL TRUSTS - 2.9%                                                7,508,194
                                                                                                                        ------------

                                                                                                             SHARES
                                                                                                           ----------
                                                PREFERRED STOCKS
DIVERSIFIED FINANCIAL
   SERVICES - 0.1%                              Citigroup, Inc. Series AA, 8.125%                              23,500        387,750
                                                                                                                        ------------
                                                TOTAL PREFERRED STOCKS - 0.1%                                                387,750
                                                                                                                        ------------
                                                TOTAL PREFERRED SECURITIES - 3.0%                                          7,895,944
                                                                                                                        ------------
                                                TOTAL LONG-TERM INVESTMENTS (COST - $466,199,426) -
                                                   165.6%                                                                430,269,853
                                                                                                                        ------------

                                                                                                               PAR
                                                                                                              (000)
                                                                                                           ----------
                                                SHORT-TERM SECURITIES
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.9%       Federal Home Loan Banks, 0.10%, 10/01/08 (j)               USD    400        400,000
                                                Federal Home Loan Banks, 2.40%, 10/28/08 (j)                      900        898,380
                                                Freddie Mac, 2.38%, 11/17/08 (j)                                1,000        996,958
                                                                                                                        ------------
                                                TOTAL SHORT-TERM SECURITIES
                                                   (COST - $2,295,338) - 0.9%                                              2,295,338
                                                                                                                        ------------

                                                                                                            CONTRACTS
                                                                                                               (k)
                                                                                                           ----------
                                                OPTIONS PURCHASED
CALL SWAPTIONS PURCHASED                        Pay a fixed rate of 4.12% and pay a floating rate based
                                                   on 3-month LIBOR, expiring September 2009                        6        149,008
                                                Receive a fixed rate of 5.78% and pay a floating rate
                                                   based on 3-month LIBOR, expiring August 2010                    12      1,164,444
                                                Receive a fixed rate of 5.705% and pay a floating rate
                                                   based on 3-month LIBOR, expiring May 2012                       10        850,020
                                                Receive a fixed rate of 5.36% and pay a floating rate
                                                   based on 3-month LIBOR, expiring June 2013                       4        201,231
                                                                                                                        ------------
                                                                                                                           2,364,703
                                                                                                                        ------------
PUT SWAPTIONS PURCHASED                         Pay a fixed rate of 4.12% and receive a floating rate
                                                   based 3-month LIBOR, expiring September 2009                     2        444,210

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK TOTAL RETURN V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                          CONTRACTS
                                                                                                             (k)          VALUE
                                                                                                         ----------   -------------
                                              OPTIONS PURCHASED
                                              Pay a fixed rate of 6.50% and receive a floating rate
                                                 based on 3-month LIBOR, expiring September 2009
                                                                                                                  2   $      15,899
                                              Pay a fixed rate of 6.50% and received a floating rate
                                                 based on 3-month LIBOR, expiring September 2009
                                                                                                                  8          54,165
                                              Pay a fixed rate of 5.78% and receive a floating rate
                                                 based 3-month LIBOR, expiring August 2010
                                                                                                                 12         278,189
                                              Pay a fixed rate of 5.705% and receive a floating rate
                                                 based on 3-month LIBOR, expiring May 2012
                                                                                                                 10         361,130
                                              Pay a fixed rate of 5.36% and receive a floating rate
                                                 based on 3-month LIBOR, expiring June 2013
                                                                                                                  4         134,777
                                                                                                                      -------------
                                                                                                                          1,288,370
                                                                                                                      -------------
                                              TOTAL OPTIONS PURCHASED
                                                 (COST - $2,649,543) - 1.4%                                               3,653,073
                                                                                                                      -------------
                                              TOTAL INVESTMENTS BEFORE TBA
                                              SALE COMMITMENTS AND OPTIONS WRITTEN
                                                 (COST - $471,144,307*) - 167.9%                                        436,218,264
                                                                                                                      -------------

                                                                                                             PAR
                                                                                                            (000)
                                                                                                         ----------
                                              TBA SALE COMMITMENTS
                                              Fannie Mae Guaranteed Pass-Through Certificates:
                                                 5.00%, 10/15/23 - 10/15/38                              USD (1,400)     (1,365,116)
                                                 5.50%, 10/15/23 - 10/15/38                                 (21,600)    (21,556,930)
                                                 6.00%, 2/01/17 - 10/15/38                                  (18,500)    (18,744,662)
                                                 6.50%, 10/15/38                                            (13,500)    (13,843,980)
                                              Ginnie Mae MBS Certificates,
                                              6.50%, 4/15/32 - 10/18/37                                      (3,000)     (3,074,328)
                                                                                                                      ------------
                                              TOTAL TBA SALE COMMITMENTS
                                                 (PROCEEDS - $59,088,820) - (22.6)%                                     (58,585,016)
                                                                                                                      ------------

                                                                                                          CONTRACTS
                                                                                                             (k)
                                                                                                         ----------
                                              OPTIONS WRITTEN
CALL SWAPTIONS WRITTEN                        Pay a fixed rate of 4.20% and receive a floating rate
                                                 based 3-month LIBOR, expiring November 2008                      6         (57,152)
                                              Pay a fixed rate of 4.875% and receive a floating rate
                                                 based on 3-month LIBOR, expiring May 2010                        5        (264,330)
                                              Pay a fixed rate of 5.025% and receive a floating rate
                                                 based on 3-month LIBOR, expiring November 2010                  15        (839,775)
                                              Pay a fixed rate of 5.40% and receive a floating rate
                                                 based on 3-month LIBOR, expiring December 2010                   4        (342,994)
                                              Pay a fixed rate of 5.56% and receive a floating rate
                                                 based on 3-month LIBOR, expiring October 2012                   22      (1,801,955)
                                                                                                                      ------------
                                                                                                                         (3,306,206)
                                                                                                                      ------------
PUT SWAPTIONS WRITTEN                         Receive a fixed rate of 3.30% and pay a floating rate
                                                 based on 3-month LIBOR, expiring October 2008                   30        (159,630)
                                              Receive a fixed rate of 4.70% and pay a floating rate
                                                 based on 3-month LIBOR, expiring November 2008                   6         (79,193)
                                              Receive a fixed rate of 4.875% and pay a floating rate
                                                 based on 3-month LIBOR, expiring May 2010                        5        (238,826)

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK TOTAL RETURN V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                          CONTRACTS
                                                                                                             (k)          VALUE
                                                                                                         ----------   -------------
                                              OPTIONS WRITTEN
                                              Receive a fixed rate of 5.025% and pay a floating rate
                                                 based on 3-month LIBOR, expiring November 2010                  15   $   (688,950)
                                              Receive a fixed rate of 5.40% and pay a floating rate
                                                 based on 3-month LIBOR, expiring December 2010                   4        (165,245)
                                              Receive a fixed rate of 5.56% and pay a floating rate
                                                 based on 3-month LIBOR, expiring October 2012                   22        (646,101)
                                                                                                                      -------------
                                                                                                                         (1,977,945)
                                                                                                                      -------------
                                              TOTAL OPTIONS WRITTEN
                                                 (PREMIUMS RECEIVED - $4,530,860) - (2.0)%                               (5,284,151)
                                                                                                                      -------------
                                              TOTAL INVESTMENTS, NET OF TBA SALE COMMITMENTS
                                                 AND OPTIONS WRITTEN  - 143.3%                                          372,349,097
                                              LIABILITIES IN EXCESS OF OTHER ASSETS - (43.3)%                          (112,499,922)
                                                                                                                      -------------
                                              NET ASSETS - 100.0%                                                     $ 259,849,175
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $471,891,753
                                ============
Gross unrealized appreciation   $  1,936,837
Gross unrealized depreciation    (37,610,326)
                                ------------
Net unrealized depreciation     $(35,673,489)
                                ============

(a)  Variable rate security. Rate shown is as of report date.

(b) Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment may be deferred at the issuer's option for a specified time without default.

(c)  Issuer filed for bankruptcy or is in default of interest payments.

(d) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f) Represents or includes a to-be-announced transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.

(g) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(h) Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

(i) All or a portion of security has been pledged as collateral in connection with swaps.

(j)  Rate shown is the yield to maturity as of the date of purchase.

(k)  One contract represents a notional amount of $1,000,000.

     - For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK TOTAL RETURN V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

     - Foreign currency exchange contracts as of September 30, 2008 were as follows:

                                              UNREALIZED
  CURRENCY        CURRENCY     SETTLEMENT    APPRECIATION
  PURCHASED         SOLD          DATE      (DEPRECIATION)
------------   -------------   ----------   --------------
AUD1,688,000   USD 1,409,311    10/03/08       $(75,461)
USD  302,054   AUD   360,000    10/03/08         17,584
USD  435,713   AUD   520,000    10/03/08         24,812
USD  592,882   EUR   400,000    10/23/08         28,349
USD1,122,403   EUR   717,163    10/23/08        110,247
USD3,466,776   MXN35,175,000    10/23/08        260,243
                                               --------
TOTAL                                          $365,774
                                               ========

     - Financial futures contracts purchased as of September 30, 2008 were as follows:

                                                                         UNREALIZED
                                          EXPIRATION         FACE       APPRECIATION
CONTRACTS            ISSUE                    DATE          VALUE      (DEPRECIATION)
---------   --------------------------   -------------   -----------   --------------
    25      5-Year U.S. Treasury Bond    December 2008   $ 2,824,466     $ (18,607)
   419      10-Year U.S. Treasury Bond   December 2008   $48,980,693      (952,818)
    42           Euro Bund Future        December 2008   $ 6,742,684        61,111
                                                                         ---------
TOTAL                                                                    $(910,314)
                                                                         =========

     - Financial futures contracts sold as of September 30, 2008 were as follows:

                                                                         UNREALIZED
                                          EXPIRATION         FACE       APPRECIATION
CONTRACTS            ISSUE                    DATE          VALUE      (DEPRECIATION)
---------   --------------------------   -------------   -----------   --------------
   130      2-Year U.S. Treasury Bond    December 2008   $27,705,410      $(41,465)
   278      30-Year U.S. Treasury Bond   December 2008   $32,899,448       325,667
    91           Euro Bund Future        December 2008   $22,082,042        23,642
                                                                          --------
TOTAL                                                                     $307,844
                                                                          ========

-    Currency Abbreviations:

AUD   Australian New Dollar
EUR   Euro
MXN   Mexican New Peso
USD   U.S. Dollar

     -    Swaps outstanding as of September 30, 2008 were as follows:

                                                                             NOTIONAL     UNREALIZED
                                                                              AMOUNT     APPRECIATION
                                                                              (000)     (DEPRECIATION)
                                                                            ---------   --------------
Receive a fixed rate of 3.401% and pay 3.875% on Treasury Inflation
   Protected Securities (TIPS) adjusted principal
   Broker, JPMorgan Chase
   Expires January 2009                                                     USD  4,062   $  (141,724)
Receive a fixed rate of 5.2725% and pay a floating rate based on
   3-month LIBOR
   Broker, Citibank, NA
   Expires October 2009                                                     USD 14,000       286,272
Bought credit default protection on RadioShack Corp. and pay 1.16%
   Broker, UBS Warburg
   Expires December 2010                                                    USD  1,355         5,523

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK TOTAL RETURN V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                                                             NOTIONAL     UNREALIZED
                                                                              AMOUNT     APPRECIATION
                                                                              (000)     (DEPRECIATION)
                                                                            ---------   --------------
Bought credit default protection on Limited Brands, Inc. and pay 1.065%
   Broker, UBS Warburg
   Expires December 2010                                                    USD 1,355    $    42,817
Bought credit default protection on Sara Lee Corp. and pay 0.604%
   Broker, JPMorgan Chase
   Expires March 2011                                                       USD 1,225         (5,367)
Bought credit default protection on Computer Sciences Corp. and pay 0.88%
   Broker, Morgan Stanley Capital Services Inc.
   Expires June 2011                                                        USD 1,185        (11,555)
Receive a fixed rate of 4.867% and pay a floating rate based on
   3-month LIBOR
   Broker, UBS Warburg
   Expires October 2012                                                     USD 9,200        306,542
Pay a fixed rate of 4.88% and receive a floating rate based on
   3-month LIBOR
   Broker, Deutsche Bank AG London
   Expires October 2012                                                     USD17,000        564,777
Receive a fixed rate of 4.667% and pay a floating rate based on
   3-month LIBOR
   Broker, Deutsche Bank AG London
   Expires October 2012                                                     USD 9,200        247,806
Receive a fixed rate of 5.023% and pay a floating rate based on
   3-month LIBOR
   Broker, Deutsche Bank AG London
   Expires October 2012                                                     USD12,400        483,272
Receive a fixed rate of 4.265% and pay a floating rate based on
   3-month LIBOR
   Broker, Deutsche Bank AG London
   Expires July 2013                                                        USD 6,300         51,514
Receive a fixed rate of 3.6475% and pay a floating rate based on
   3-month LIBOR
   Broker, Citibank, NA
   Expires September 2013                                                   USD14,500       (271,629)
Bought credit default protection on Eastman Chemical Co. and pay 0.68%
   Broker, Morgan Stanley Capital Services Inc.
   Expires September 2013                                                   USD 1,170         (5,656)
Pay a fixed rate of 5.071% and receive a floating rate based on
   3-month LIBOR
   Broker, UBS Warburg
   Expires March 2017                                                       USD10,000       (475,023)

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK TOTAL RETURN V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                                                             NOTIONAL     UNREALIZED
                                                                              AMOUNT     APPRECIATION
                                                                              (000)     (DEPRECIATION)
                                                                            ---------   --------------
Pay a fixed rate of 5.762% and receive a floating rate based on
   3-month LIBOR
   Broker, Deutsche Bank AG London
   Expires July 2017                                                        USD27,300    $(2,650,573)
Pay a fixed rate of 5.305% and receive a floating rate based on
   3-month LIBOR
   Broker, Citibank, NA
   Expires October 2017                                                     USD19,500     (1,247,213)
Pay a fixed rate of 5.2875% and receive a floating rate based on
   3-month LIBOR
   Broker, Deutsche Bank AG London
   Expires October 2017                                                     USD 7,000       (438,803)
Pay a fixed rate of 4.585% and receive a floating rate based on
   3-month LIBOR
   Broker, Credit Suisse First Boston
   Expires January 2018                                                     USD 8,100        (75,378)
Receive a fixed rate of 4.885% and pay a floating rate based on
   3-month LIBOR
   Broker, Goldman Sachs & Co.
   Expires June 2018                                                        USD 2,600         87,329
Pay a fixed rate of 5.46% and receive a floating rate based on
   3-month LIBOR
   Broker, JPMorgan Chase
   Expires August 2018                                                      USD 3,590       (176,829)
Receive a fixed rate of 4.205% and pay a floating rate based on
   3-month LIBOR
   Broker, Deutsche Bank AG London
   Expires September 2018                                                   USD 9,600       (203,559)
Receive a fixed rate of 4.46% and pay a floating rate based on
   3-month LIBOR
   Broker, Citibank, NA
   Expires October 2018                                                     USD17,500        (43,295)
Pay a fixed rate of 4.65% and receive a floating rate based on
   3-month LIBOR
   Broker, UBS Warburg
   Expires November 2018                                                    USD 1,100        (12,217)
Receive a fixed rate of 5.411% and pay a floating rate based on
   3-month LIBOR
   Broker, JPMorgan Chase
   Expires August 2022                                                      USD 4,530        374,196
                                                                                         -----------
TOTAL                                                                                    $(3,308,773)
                                                                                         ===========

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK TOTAL RETURN V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

- Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

          - Level 1 - price quotations in active markets/exchanges for identical securities

          - Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

          - Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

VALUATION   INVESTMENTS IN   OTHER FINANCIAL
  INPUTS      SECURITIES       INSTRUMENTS*
---------   --------------   ---------------
Level 1      $110,853,530     $  (602,470)
Level 2       263,126,645      (4,574,077)
Level 3                --              --
             ------------     -----------
TOTAL        $373,980,175     $(5,176,547)
             ============     ===========

* Other financial instruments are swaps, futures, foreign currency exchange contracts and options.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK UTILITIES AND
TELECOMMUNICATIONS V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                                                                                     SHARES         VALUE
---------------------------------------------                                                              ----------   ------------
                                                COMMON STOCKS
BRAZIL - 3.1%
DIVERSIFIED TELECOMMUNICATION                   GVT Holding SA (a)                                              8,400   $    124,704
SERVICES - 0.3%
                                                                                                                        ------------
ELECTRIC UTILITIES - 1.8%                       CPFL Energia SA (b)                                             3,600        201,096
                                                Cia Energetica de Minas Gerais (b)                             15,303        302,081
                                                EDP - Energias do Brasil SA                                    10,900        134,038
                                                                                                                        ------------
                                                                                                                             637,215
                                                                                                                        ------------
INDEPENDENT POWER PRODUCERS &
   ENERGY TRADERS - 0.4%                        Tractebel Energia SA                                           12,500        132,035
                                                                                                                        ------------
WATER UTILITIES - 0.6%                          Cia de Saneamento Basico do Estado de Sao Paulo                 7,200         99,776
                                                Cia Saneamento (Preference Shares) (a)(c)(d)                      108          7,083
                                                Companhia de Saneamento de Minas Gerais                        10,900        115,708
                                                                                                                        ------------
                                                                                                                             222,567
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN BRAZIL                                              1,116,521
                                                                                                                        ------------
CANADA - 1.5%
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%   Manitoba Telecom Services, Inc.                                 9,600        354,052
                                                                                                                        ------------
WIRELESS TELECOMMUNICATION SERVICES - 0.5%      Rogers Communications, Inc. Class B                             5,100        169,524
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN CANADA                                                523,576
                                                                                                                        ------------
CAYMAN ISLANDS - 0.3%
ENERGY EQUIPMENT & SERVICES - 0.3%              Transocean, Inc.                                                1,049        115,222
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN THE CAYMAN ISLANDS                                    115,222
                                                                                                                        ------------
CZECH REPUBLIC - 0.9%
ELECTRIC UTILITIES - 0.9%                       CEZ AS                                                          5,200        325,504
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN THE CZECH REPUBLIC                                    325,504
                                                                                                                        ------------
FINLAND - 0.8%
ELECTRIC UTILITIES - 0.8%                       Fortum Oyj                                                      8,500        285,253
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN FINLAND                                               285,253
                                                                                                                        ------------
FRANCE - 3.3%
COMMERCIAL SERVICES & SUPPLIES - 0.2%           Suez Environnement SA (a)                                       2,550         62,787
                                                                                                                        ------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.5%                                 France Telecom SA                                               7,200        201,957
                                                                                                                        ------------
ELECTRIC UTILITIES - 0.8%                       Electricite de France SA                                        3,900        282,022
                                                                                                                        ------------
MULTI-UTILITIES - 1.8%                          GDF Suez                                                        9,723        505,851
                                                   Veolia Environnement SA                                      3,487        143,459
                                                                                                                        ------------
                                                                                                                             649,310
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN FRANCE                                              1,196,076
                                                                                                                        ------------
GERMANY - 2.4%
ELECTRIC UTILITIES - 2.4%                       E.ON AG                                                        17,400        875,859
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN GERMANY                                               875,859
                                                                                                                        ------------
ITALY - 0.3%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%   Telecom Italia SpA                                             85,000        126,503
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN ITALY                                                 126,503
                                                                                                                        ------------
LUXEMBOURG - 0.5%
WIRELESS TELECOMMUNICATION SERVICES - 0.5%      Millicom International Cellular SA                              2,600        178,542
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN LUXEMBOURG                                            178,542
                                                                                                                        ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK UTILITIES AND
TELECOMMUNICATIONS V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                                                                                     SHARES         VALUE
---------------------------------------------                                                              ----------   ------------
                                                COMMON STOCKS
MEXICO - 1.5%
WIRELESS TELECOMMUNICATION SERVICES - 1.5%      America Movil, SA de CV (b)                                    11,500      $ 533,140
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN MEXICO                                                533,140
                                                                                                                        ------------
NETHERLANDS - 0.5%
DIVERSIFIED TELECOMMUNICATION
   SERVICES - 0.5%                              Koninklijke KPN NV                                             13,100        189,189
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN THE NETHERLANDS                                       189,189
                                                                                                                        ------------
NORWAY - 0.2%
DIVERSIFIED TELECOMMUNICATION
   SERVICES - 0.2%                              Telenor ASA                                                     6,100         75,960
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN NORWAY                                                 75,960
                                                                                                                        ------------
SPAIN - 3.8%
DIVERSIFIED TELECOMMUNICATION
   SERVICES - 1.6%                              Telefonica SA                                                  25,088        596,530
                                                                                                                        ------------
ELECTRIC UTILITIES - 1.0%                       Iberdrola SA                                                   34,700        352,515
                                                                                                                        ------------
ELECTRICAL EQUIPMENT - 0.4%                     Gamesa Corp. Tecnologica SA                                     4,600        157,605
                                                                                                                        ------------
INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS - 0.8%                               Iberdrola Renovables (a)                                       65,300        285,327
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN SPAIN                                               1,391,977
                                                                                                                        ------------
SWEDEN - 0.4%
DIVERSIFIED TELECOMMUNICATION
   SERVICES - 0.4%                              Tele2 AB                                                       14,200        162,055
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN SWEDEN                                                162,055
                                                                                                                        ------------
UNITED KINGDOM - 5.4%
ELECTRIC UTILITIES - 1.0%                       British Energy Group Plc                                       12,000        163,064
                                                                                                                        ------------
                                                Scottish & Southern Energy Plc                                  8,400        213,743
                                                                                                                        ------------
                                                                                                                             376,807
                                                                                                                        ------------
INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS - 1.1%                               International Power Plc                                        62,400        403,769
                                                                                                                        ------------
MULTI-UTILITIES - 1.2%                          Centrica Plc                                                   41,800        235,197
                                                National Grid Plc                                              16,438        208,648
                                                                                                                        ------------
                                                                                                                             443,845
                                                                                                                        ------------
WATER UTILITIES - 0.5%                          Northumbrian Water Group Plc                                   32,300        165,741
                                                                                                                        ------------
WIRELESS TELECOMMUNICATION SERVICES - 1.6%      Vodafone Group Plc (b)                                         25,437        562,158
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN THE UNITED KINGDOM                                  1,952,320
                                                                                                                        ------------
UNITED STATES - 65.5%
CONSTRUCTION & ENGINEERING - 0.7%               Quanta Services, Inc. (a)                                       9,061        244,738
                                                                                                                        ------------
DIVERSIFIED TELECOMMUNICATION
   SERVICES - 8.5%                              AT&T Inc.                                                      50,747      1,416,856
                                                                                                                        ------------
                                                Frontier Communications Corp.                                  17,200        197,800
                                                Verizon Communications, Inc.                                   41,600      1,334,944
                                                Windstream Corp.                                               13,055        142,822
                                                                                                                        ------------
                                                                                                                           3,092,422
                                                                                                                        ------------
ELECTRIC UTILITIES - 30.0%                      Allegheny Energy, Inc.                                         15,500        569,935
                                                American Electric Power Co., Inc.                              13,000        481,390
                                                DPL, Inc.                                                      23,600        585,280

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK UTILITIES AND
TELECOMMUNICATIONS V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                                                                                     SHARES         VALUE
---------------------------------------------                                                              ----------   ------------
                                                COMMON STOCKS
                                                Duke Energy Corp.                                              51,843   $    903,623
                                                Edison International                                            9,500        379,050
                                                Entergy Corp.                                                  12,000      1,068,120
                                                Exelon Corp.                                                   18,300      1,145,946
                                                FPL Group, Inc.                                                23,600      1,187,080
                                                FirstEnergy Corp.                                              20,900      1,400,091
                                                ITC Holdings Corp.                                             15,700        812,789
                                                Northeast Utilities Inc.                                        6,400        164,160
                                                PPL Corp.                                                      30,600      1,132,812
                                                Pepco Holdings, Inc.                                            1,900         43,529
                                                The Southern Co.                                               27,800      1,047,782
                                                                                                                        ------------
                                                                                                                          10,921,587
                                                                                                                        ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%       Itron, Inc. (a)                                                 1,800        159,354
                                                                                                                        ------------
GAS UTILITIES - 3.7%                            Energen Corp.                                                   1,600         72,448
                                                Equitable Resources, Inc.                                       9,200        337,456
                                                New Jersey Resources Corp.                                      6,450        231,490
                                                Questar Corp.                                                  13,500        552,420
                                                UGI Corp.                                                       6,000        154,680
                                                                                                                        ------------
                                                                                                                           1,348,494
                                                                                                                        ------------
INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS - 3.4%                               Dynegy, Inc. Class A (a)                                       34,817        124,645
                                                                                                                        ------------
                                                NRG Energy, Inc. (a)                                           33,000        816,750
                                                Ormat Technologies, Inc.                                        8,000        290,640
                                                                                                                        ------------
                                                                                                                           1,232,035
                                                                                                                        ------------
MULTI-UTILITIES - 11.6%                         CMS Energy Corp.                                               39,500        492,565
                                                Consolidated Edison, Inc.                                       3,600        154,656
                                                Dominion Resources, Inc.                                       17,000        727,260
                                                NSTAR                                                           8,000        268,000
                                                PG&E Corp.                                                     18,900        707,805
                                                Public Service Enterprise Group, Inc.                          39,600      1,298,484
                                                Sempra Energy                                                   6,100        307,867
                                                Wisconsin Energy Corp.                                          5,900        264,910
                                                                                                                        ------------
                                                                                                                           4,221,547
                                                                                                                        ------------
OIL, GAS & CONSUMABLE FUELS - 4.6%              Consol Energy, Inc.                                             2,200        100,958
                                                Devon Energy Corp.                                              3,000        273,600
                                                EOG Resources, Inc.                                             3,200        286,272
                                                El Paso Corp.                                                   4,700         59,972
                                                Range Resources Corp.                                           6,000        257,220
                                                Southwestern Energy Co. (a)                                     5,500        167,970
                                                Spectra Energy Corp.                                            4,121         98,080
                                                Williams Cos., Inc.                                            18,500        437,525
                                                                                                                        ------------
                                                                                                                           1,681,597
                                                                                                                        ------------
WATER UTILITIES - 1.1%                          American States Water Co.                                       1,000         38,500
                                                American Water Works Co, Inc.                                   5,600        120,400
                                                Aqua America, Inc.                                              9,500        168,910
                                                California Water Service Group                                  1,500         57,750
                                                                                                                        ------------
                                                                                                                             385,560
                                                                                                                        ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK UTILITIES AND
TELECOMMUNICATIONS V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                                                                                     SHARES         VALUE
---------------------------------------------                                                              ----------   ------------
                                                COMMON STOCKS
WIRELESS TELECOMMUNICATION SERVICES - 1.5%      American Tower Corp. Class A (a)                                7,000   $    251,790
                                                SBA Communications Corp. Class A (a)                           11,300        292,331
                                                                                                                        ------------
                                                                                                                             544,121
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS IN THE UNITED STATES                                  23,831,455
                                                                                                                        ------------
                                                TOTAL COMMON STOCKS - 90.4%                                               32,879,152
                                                                                                                        ------------
                                                RIGHTS
BRAZIL - 0.0%
ELECTRIC UTILITIES - 0.0%                       EDP-Energias do Brasil SA (e)                               3,647,194         19,167
                                                                                                                        ------------
                                                TOTAL RIGHTS - 0.0%                                                           19,167
                                                                                                                        ------------
                                                TOTAL LONG-TERM INVESTMENTS
                                                (COST - $27,850,344) - 90.4%                                              32,898,319
                                                                                                                        ------------

                                                                                                           BENEFICIAL
                                                                                                            INTEREST
                                                                                                             (000)
                                                                                                           ----------
                                                SHORT-TERM SECURITIES
                                                BlackRock Liquidity Series, LLC
                                                Cash Sweep Series, 2.59% (f)(g)                            $    3,058      3,058,024
                                                                                                                        ------------
                                                TOTAL SHORT-TERM SECURITIES
                                                (COST - $3,058,024) - 8.4%                                                 3,058,024
                                                                                                                        ------------
                                                TOTAL INVESTMENTS (COST - $30,908,368*) - 98.8%                           35,956,343
                                                                                                                        ------------
                                                OTHER ASSETS LESS LIABILITIES - 1.2%                                         419,339
                                                                                                                        ------------
                                                NET ASSETS - 100.0%                                                     $ 36,375,682
                                                                                                                        ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $30,908,368
                                ===========
Gross unrealized appreciation   $ 6,868,134
Gross unrealized depreciation    (1,820,159)
                                -----------
Net unrealized appreciation     $ 5,047,975
                                ===========

(a)  Non-income producing security.

(b)  Depositary receipts.

(c)  Convertible security.

(d)  Security is fair valued.

(e)  The rights may be exercised until October 6, 2008.

(f)  Represents the current yield as of report date.

(g) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                       NET
                                                    ACTIVITY
AFFILIATE                                             (000)     INCOME
---------                                           --------   -------
BlackRock Liquidity Series, LLC Cash Sweep Series    $2,924    $32,617

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK UTILITIES AND
TELECOMMUNICATIONS V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

- Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

          - Level 1 - price quotations in active markets/exchanges for identical securities

          - Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

          - Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

VALUATION   INVESTMENTS IN
  INPUTS      SECURITIES
---------   ---------------
Level 1       $26,935,485
Level 2         9,013,775
Level 3             7,083
              -----------
TOTAL         $35,956,343
              ===========

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

                                                    INVESTMENTS IN
                                                      SECURITIES
                                                    --------------
Balance, as of January 1, 2008                         $7,572
Accrued discounts/premiums                                 --
Realized gain (loss)                                     (489)
Change in unrealized appreciation (depreciation)           --
Net purchases (sales)                                      --
Net transfers in/out of Level 3                            --
                                                       ------
Balance, as of September 30, 2008                      $7,083
                                                       ======

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK VALUE OPPORTUNITIES V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                                                                                    SHARES         VALUE
---------------------------------------------                                                             ----------   ------------
                                                COMMON STOCKS
AEROSPACE & DEFENSE - 1.8%                      Curtiss-Wright Corp.                                         101,900   $  4,631,355
                                                Triumph Group, Inc.                                            5,000        228,550
                                                                                                                       ------------
                                                                                                                          4,859,905
                                                                                                                       ------------
AIRLINES - 0.5%                                 Republic Airways Holdings, Inc. (a)                          145,600      1,483,664
                                                                                                                       ------------
AUTO COMPONENTS - 1.0%                          ArvinMeritor, Inc.                                           218,400      2,847,936
                                                                                                                       ------------
BIOTECHNOLOGY - 0.6%                            Human Genome Sciences, Inc. (a)                               75,800        481,330
                                                Maxygen, Inc. (a)(b)                                         150,100        634,923
                                                Neurogen Corp. (a)                                           214,800         51,531
                                                PDL BioPharma, Inc.                                           20,500        190,855
                                                Vical, Inc. (a)                                              119,900        262,581
                                                                                                                       ------------
                                                                                                                          1,621,220
                                                                                                                       ------------
BUILDING PRODUCTS - 0.3%                        Ameron International Corp.                                    11,000        788,150
                                                                                                                       ------------
CAPITAL MARKETS - 1.5%                          Investment Technology Group, Inc. (a)                         89,100      2,711,313
                                                Thomas Weisel Partners Group, Inc. (a)                       157,200      1,325,196
                                                                                                                       ------------
                                                                                                                          4,036,509
                                                                                                                       ------------
CHEMICALS - 2.0%                                Chemtura Corp.                                               299,700      1,366,632
                                                Lubrizol Corp.                                                62,300      2,687,622
                                                Spartech Corp.                                               147,100      1,456,290
                                                                                                                       ------------
                                                                                                                          5,510,544
                                                                                                                       ------------
COMMERCIAL BANKS - 5.8%                         BancorpSouth, Inc.                                            48,400      1,361,492
                                                Cullen/Frost Bankers, Inc.                                    18,700      1,122,000
                                                First Horizon National Corp. (b)                             163,443      1,529,833
                                                First Merchants Corp.                                         13,600        310,080
                                                First Midwest Bancorp, Inc.                                  167,300      4,055,352
                                                Glacier Bancorp, Inc.                                         41,600      1,030,432
                                                MetroCorp Bancshares, Inc.                                    64,750        777,000
                                                Provident Bankshares Corp. (b)                               109,200      1,060,332
                                                S&T Bancorp, Inc.                                             38,700      1,425,321
                                                Texas Capital Bancshares, Inc. (a)                            14,300        296,868
                                                United Bankshares, Inc.                                       42,700      1,494,500
                                                Webster Financial Corp.                                       59,500      1,502,375
                                                                                                                       ------------
                                                                                                                         15,965,585
                                                                                                                       ------------
COMMERCIAL SERVICES & SUPPLIES - 0.7%           Casella Waste Systems, Inc. (a)                               30,600        359,244
                                                Tetra Tech, Inc. (a)                                          68,200      1,640,892
                                                                                                                       ------------
                                                                                                                          2,000,136
                                                                                                                       ------------
COMMUNICATIONS EQUIPMENT - 1.7%                 ADC Telecommunications, Inc. (a)                             156,200      1,319,890
                                                Extreme Networks, Inc. (a)                                    10,308         34,738
                                                Tellabs, Inc. (a)                                            831,900      3,377,514
                                                                                                                       ------------
                                                                                                                          4,732,142
                                                                                                                       ------------
CONSTRUCTION & ENGINEERING - 1.6%               EMCOR Group, Inc. (a)                                         21,300        560,616
                                                Layne Christensen Co. (a)                                     32,600      1,155,018
                                                URS Corp. (a)                                                 76,100      2,790,587
                                                                                                                       ------------
                                                                                                                          4,506,221
                                                                                                                       ------------
CONTAINERS & PACKAGING - 1.5%                   Smurfit-Stone Container Corp. (a)                            869,000      4,084,300
                                                                                                                       ------------
DIVERSIFIED CONSUMER SERVICES - 1.1%            Universal Technical Institute, Inc. (a)                      178,200      3,040,092
                                                                                                                       ------------
ELECTRICAL EQUIPMENT - 0.7%                     Hubbell, Inc. Class B                                         52,400      1,836,620
                                                                                                                       ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.9%       Anixter International, Inc. (a)                               65,500      3,897,905
                                                Ingram Micro, Inc. Class A (a)                               272,200      4,374,254
                                                National Instruments Corp.                                    20,300        610,015

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK VALUE OPPORTUNITIES V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                                                                                    SHARES         VALUE
---------------------------------------------                                                             ----------   ------------
                                                COMMON STOCKS
                                                Tech Data Corp. (a)                                           66,500   $  1,985,025
                                                                                                                       ------------
                                                                                                                         10,867,199
                                                                                                                       ------------
ENERGY EQUIPMENT & SERVICES - 2.6%              CARBO Ceramics, Inc.                                          70,800      3,653,988
                                                Dresser-Rand Group, Inc. (a)                                  31,300        985,011
                                                Hornbeck Offshore Services, Inc. (a)                           9,500        366,890
                                                Key Energy Services, Inc. (a)                                183,500      2,128,600
                                                                                                                       ------------
                                                                                                                          7,134,489
                                                                                                                       ------------
FOOD & STAPLES RETAILING - 0.4%                 The Andersons, Inc.                                           31,000      1,091,820
                                                                                                                       ------------
FOOD PRODUCTS - 1.6%                            Dean Foods Co. (a)                                            97,000      2,265,920
                                                Hain Celestial Group, Inc. (a)                                82,608      2,274,198
                                                                                                                       ------------
                                                                                                                          4,540,118
                                                                                                                       ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.3%         The Cooper Cos., Inc.                                         68,500      2,381,060
                                                DexCom, Inc. (a)(b)                                          159,000        984,210
                                                Mentor Corp. (b)                                              14,200        338,812
                                                OraSure Technologies, Inc. (a)                               520,000      2,558,400
                                                                                                                       ------------
                                                                                                                          6,262,482
                                                                                                                       ------------
HEALTH CARE PROVIDERS & SERVICES - 2.4%         AMERIGROUP Corp. (a)                                          92,400      2,332,176
                                                HealthSpring, Inc. (a)                                        36,100        763,876
                                                LifePoint Hospitals, Inc. (a)                                 10,900        350,326
                                                MedCath Corp. (a)                                             21,200        379,904
                                                Owens & Minor, Inc.                                           17,500        848,750
                                                Pediatrix Medical Group, Inc. (a)                             21,700      1,170,064
                                                Res-Care, Inc. (a)                                            57,500      1,043,050
                                                                                                                       ------------
                                                                                                                          6,888,146
                                                                                                                       ------------
HEALTH CARE TECHNOLOGY - 0.8%                   HLTH Corp. (a)                                               170,548      1,949,364
                                                Merge Healthcare, Inc. (b)                                   249,500        251,995
                                                                                                                       ------------
                                                                                                                          2,201,359
                                                                                                                       ------------
HOTELS, RESTAURANTS & LEISURE - 1.7%            CBRL Group, Inc.                                              27,400        720,620
                                                Choice Hotels International, Inc.                             47,600      1,289,960
                                                O'Charleys, Inc.                                             307,200      2,688,000
                                                                                                                       ------------
                                                                                                                          4,698,580
                                                                                                                       ------------
HOUSEHOLD DURABLES - 5.8%                       Centex Corp.                                                 244,500      3,960,900
                                                Champion Enterprises, Inc. (a)                                42,300        234,765
                                                Furniture Brands International, Inc. (b)                     251,000      2,640,520
                                                Harman International Industries, Inc.                         68,700      2,340,609
                                                KB Home                                                      139,000      2,735,520
                                                Lennar Corp. Class A                                         194,200      2,949,898
                                                Ryland Group, Inc.                                            43,100      1,143,012
                                                                                                                       ------------
                                                                                                                         16,005,224
                                                                                                                       ------------
IT SERVICES - 2.5%                              CACI International, Inc. Class A (a)                           6,700        335,670
                                                Convergys Corp. (a)                                          454,400      6,716,032
                                                                                                                       ------------
                                                                                                                          7,051,702
                                                                                                                       ------------
INSURANCE - 4.7%                                Conseco, Inc. (a)                                            956,500      3,366,880
                                                HCC Insurance Holdings, Inc.                                  50,300      1,358,100
                                                IPC Holdings, Ltd.                                            21,700        655,557
                                                Presidential Life Corp.                                       86,900      1,372,151
                                                Protective Life Corp.                                         24,300        692,793
                                                Reinsurance Group of America, Inc. Class A (b)               104,200      5,626,800
                                                                                                                       ------------
                                                                                                                         13,072,281
                                                                                                                       ------------
INTERNET SOFTWARE & SERVICES - 1.7%             RealNetworks, Inc. (a)                                       493,500      2,506,980

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK VALUE OPPORTUNITIES V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                                                                                    SHARES         VALUE
---------------------------------------------                                                             ----------   ------------
                                                COMMON STOCKS
                                                ValueClick, Inc. (a)                                          93,600   $    957,528
                                                Vignette Corp. (a)                                           103,500      1,111,590
                                                                                                                       ------------
                                                                                                                          4,576,098
                                                                                                                       ------------
LIFE SCIENCES TOOLS & SERVICES - 0.2%           Exelixis, Inc. (a)                                            90,800        552,064
                                                                                                                       ------------
MACHINERY - 4.2%                                AGCO Corp. (a)                                                69,700      2,969,917
                                                EnPro Industries, Inc. (a)                                    52,000      1,932,320
                                                Mueller Industries, Inc.                                      96,000      2,208,960
                                                RBC Bearings, Inc. (a)                                        29,400        990,486
                                                Robbins & Myers, Inc.                                         29,200        903,156
                                                Wabash National Corp. (b)                                    269,300      2,544,885
                                                                                                                       ------------
                                                                                                                         11,549,724
                                                                                                                       ------------
MEDIA - 2.8%                                    Harte-Hanks, Inc.                                            639,000      6,626,430
                                                Playboy Enterprises, Inc. Class B (a)                        307,900      1,213,126
                                                                                                                       ------------
                                                                                                                          7,839,556
                                                                                                                       ------------
METALS & MINING - 0.3%                          RTI International Metals, Inc. (a)                            35,900        702,204
                                                                                                                       ------------
MULTI-UTILITIES - 3.3%                          OGE Energy Corp.                                             299,000      9,233,120
                                                                                                                       ------------
MULTILINE RETAIL - 2.1%                         Saks, Inc. (a)                                               635,500      5,878,375
                                                                                                                       ------------
OIL, GAS & CONSUMABLE FUELS - 3.1%              ATP Oil & Gas Corp. (a)                                       60,293      1,073,818
                                                Swift Energy Co. (a)                                         132,000      5,107,080
                                                Venoco, Inc. (a)                                             178,700      2,323,100
                                                                                                                       ------------
                                                                                                                          8,503,998
                                                                                                                       ------------
PERSONAL PRODUCTS - 1.1%                        Alberto-Culver Co.                                           112,900      3,075,396
                                                                                                                       ------------
PHARMACEUTICALS - 2.9%                          Angiotech Pharmaceuticals, Inc. (a)                           55,500         43,845
                                                King Pharmaceuticals, Inc. (a)                               148,300      1,420,714
                                                Medicis Pharmaceutical Corp. Class A                         354,000      5,278,140
                                                Mylan, Inc. (a)(b)                                            86,600        988,972
                                                Watson Pharmaceuticals, Inc. (a)                              10,300        293,550
                                                                                                                       ------------
                                                                                                                          8,025,221
                                                                                                                       ------------
PROFESSIONAL SERVICES - 1.3%                    Administaff, Inc.                                             92,700      2,523,294
                                                Heidrick & Struggles International, Inc.                      37,500      1,130,625
                                                                                                                       ------------
                                                                                                                          3,653,919
                                                                                                                       ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 6.5%    Brandywine Realty Trust                                      225,000      3,606,750
                                                Cousins Properties, Inc. (b)                                 153,700      3,877,851
                                                Dupont Fabros Technology, Inc.                               201,500      3,072,875
                                                FelCor Lodging Trust, Inc.                                   388,700      2,783,092
                                                Friedman Billings Ramsey Group, Inc. Class A                 520,300      1,040,600
                                                Lexington Corporate Properties Trust (b)                     166,700      2,870,574
                                                MFA Mortgage Investments, Inc.                               134,100        871,650
                                                                                                                       ------------
                                                                                                                         18,123,392
                                                                                                                       ------------
ROAD & RAIL - 0.9%                              Marten Transport Ltd. (a)                                     41,700        813,567
                                                Vitran Corp., Inc. (a)                                       122,700      1,652,769
                                                                                                                       ------------
                                                                                                                          2,466,336
                                                                                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT - 2.1%                             DSP Group, Inc. (a)                                          208,500      1,595,025
                                                Mattson Technology, Inc. (a)                                 408,400      1,931,732
                                                Zoran Corp. (a)                                              288,800      2,356,608
                                                                                                                       ------------
                                                                                                                          5,883,365
                                                                                                                       ------------
SOFTWARE - 6.8%                                 Bottomline Technologies, Inc. (a)                            286,303      2,977,551
                                                Lawson Software, Inc. (a)                                    119,100        833,700
                                                Novell, Inc. (a)                                             688,300      3,537,862
                                                Parametric Technology Corp. (a)                              117,100      2,154,640

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK VALUE OPPORTUNITIES V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                                                                                    SHARES         VALUE
---------------------------------------------                                                             ----------   ------------
                                                COMMON STOCKS
                                                Synchronoss Technologies, Inc. (a)                            22,800   $    214,548
                                                THQ, Inc. (a)                                                 99,100      1,193,164
                                                TIBCO Software, Inc. (a)                                   1,004,600      7,353,672
                                                Wind River Systems, Inc. (a)(b)                               53,200        532,000
                                                                                                                       ------------
                                                                                                                         18,797,137
                                                                                                                       ------------
SPECIALTY RETAIL - 1.3%                         Foot Locker, Inc.                                             41,300        667,408
                                                RadioShack Corp.                                             173,600      2,999,808
                                                                                                                       ------------
                                                                                                                          3,667,216
                                                                                                                       ------------
TEXTILES, APPAREL & LUXURY GOODS - 0.4%         Hanesbrands, Inc. (a)                                         46,100      1,002,675
                                                                                                                       ------------
THRIFTS & MORTGAGE FINANCE - 1.0%               MGIC Investment Corp.                                         74,300        522,329
                                                Provident Financial Services, Inc.                            55,100        909,701
                                                Provident New York Bancorp                                   111,100      1,468,742
                                                                                                                       ------------
                                                                                                                          2,900,772
                                                                                                                       ------------
TRADING COMPANIES & DISTRIBUTORS - 2.2%         Applied Industrial Technologies, Inc.                         46,197      1,244,085
                                                H&E Equipment Services, Inc. (a)                              79,600        768,936
                                                RSC Holdings, Inc. (a)                                        37,300        423,728
                                                United Rentals, Inc. (a)                                      85,216      1,298,692
                                                WESCO International, Inc. (a)                                 73,600      2,368,448
                                                                                                                       ------------
                                                                                                                          6,103,889
                                                                                                                       ------------
                                                TOTAL COMMON STOCKS - 93.7%                                             259,660,881
                                                                                                                       ------------
                                                EXCHANGE-TRADED FUNDS
                                                Financial Select Sector SPDR Fund                             34,600        688,194
                                                iShares Nasdaq Biotechnology Index Fund (b)                   57,400      4,670,064
                                                iShares Russell 2000 Growth Index Fund                        27,000      1,910,520
                                                iShares Russell 2000 Value Index Fund                          6,500        437,060
                                                iShares Russell Midcap Growth Index Fund                      16,600        720,938
                                                SPDR KBW Regional Banking ETF                                 40,300      1,430,650
                                                SPDR(R) Gold Trust (a)                                        56,900      4,840,483
                                                                                                                       ------------
                                                TOTAL EXCHANGE-TRADED FUNDS - 5.3%                                       14,697,909
                                                                                                                       ------------
                                                TOTAL LONG-TERM INVESTMENTS
                                                   (COST - $339,375,106) - 99.0%                                        274,358,790
                                                                                                                       ------------

                                                                                                          BENEFICIAL
                                                                                                           INTEREST
                                                                                                             (000)
                                                                                                          ----------
                                                SHORT-TERM SECURITIES
                                                BlackRock Liquidity Series, LLC Cash Sweep Series,
                                                   2.59% (c)(d)                                           $      574        573,834
                                                BlackRock Liquidity Series, LLC Money Market Series,
                                                   2.66% (c)(d)(e)                                            16,678     16,677,500
                                                                                                                       ------------
                                                TOTAL SHORT-TERM SECURITIES
                                                   (COST - $17,251,334) - 6.2%                                           17,251,334
                                                                                                                       ------------
                                                TOTAL INVESTMENTS (COST - $356,626,440*) - 105.2%                       291,610,124
                                                LIABILITIES IN EXCESS OF OTHER ASSETS - (5.2)%                          (14,476,986)
                                                                                                                       ------------
                                                NET ASSETS - 100.0%                                                    $277,133,138
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $360,249,654
                                ============
Gross unrealized appreciation   $  7,694,867
Gross unrealized depreciation    (76,334,397)
                                ------------
Net unrealized depreciation     $(68,639,530)
                                ============

(a)  Non-income producing security.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK VALUE OPPORTUNITIES V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

(b)  Security, or a portion of security, is on loan.

(c)  Represents the current yield as of report date.

(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                         NET
                                                      ACTIVITY
AFFILIATE                                               (000)     INCOME
---------                                             --------   --------
BlackRock Liquidity Series, LLC Cash Sweep Series     $ (2,151)  $ 68,357
BlackRock Liquidity Series, LLC Money Market Series   $(26,570)  $439,575

(e)  Security was purchased with the cash proceeds from securities loans.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK VALUE OPPORTUNITIES V.I. FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

- Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

          - Level 1 - price quotations in active markets/exchanges for identical securities

          - Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

          - Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

     The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

VALUATION   INVESTMENTS IN
 INPUTS       SECURITIES
---------   --------------
Level 1      $274,358,790
Level 2        17,251,334
Level 3                --
             ------------
TOTAL        $291,610,124
             ============

Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

         Certifications - Attached hereto

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         BlackRock Variable Series Funds, Inc.


         By: /s/ Donald C. Burke
             -------------------------------------
             Donald C. Burke
             Chief Executive Officer of
             BlackRock Variable Series Funds, Inc.

         Date: November 24, 2008

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         By: /s/ Donald C. Burke
             -------------------------------------
             Donald C. Burke
             Chief Executive Officer
             (principal executive officer) of
             BlackRock Variable Series Funds, Inc.

         Date: November 24, 2008


         By: /s/ Neal J. Andrews
             -------------------------------------
             Neal J. Andrews
             Chief Financial Officer
             (principal financial officer) of
             BlackRock Variable Series Funds, Inc.

         Date: November 24, 2008